Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.5%)
Communication Services (4.6%):
Alphabet, Inc., Class A (a)	50	$139,067
AT&T, Inc.	6,243	147,522
Charter Communications, Inc., Class A (a)	230	125,470
Comcast Corp., Class A	3,026	141,677
Discovery, Inc., Class A (a)(b)	2,607	64,966
DISH Network Corp., Class A (a)	2,729	86,373
Electronic Arts, Inc.	1,010	127,775
Fox Corp., Class A	3,003	118,468
Liberty Broadband Corp., Class C (a)	990	133,967
Liberty Media Corp.-Liberty Formula One, Class C (a)	2,440	170,410
Lumen Technologies, Inc.	8,045	90,667
Match Group, Inc. (a)	740	80,468
Meta Platforms, Inc., Class A (a)	362	80,494
Netflix, Inc. (a)	199	74,543
News Corp., Class A	5,798	128,426
Omnicom Group, Inc.	1,375	116,710
Paramount Global, Class B	2,564	96,945
Pinterest, Inc., Class A (a)	2,090	51,435
Roku, Inc. (a)(c)	341	42,717
Sirius XM Holdings, Inc. (b)	21,892	144,925
Take-Two Interactive Software, Inc. (a)	594	91,322
The Interpublic Group of Cos., Inc.	2,823	100,075
The Walt Disney Co. (a)	884	121,249
T-Mobile U.S., Inc. (a)	1,034	132,714
Verizon Communications, Inc.	4,441	226,225
Warner Music Group Corp., Class A	2,549	96,480
ZoomInfo Technologies, Inc. (a)	1,135	67,805
		2,998,895
Consumer Discretionary (8.2%):
Advance Auto Parts, Inc.	659	136,387
Amazon.com, Inc. (a)	34	110,838
Aptiv PLC (a)	812	97,205
AutoZone, Inc. (a)	76	155,388
Bath & Body Works, Inc.	1,540	73,612
Best Buy Co., Inc.	999	90,809
Booking Holdings, Inc. (a)	47	110,377
Burlington Stores, Inc. (a)	391	71,228
CarMax, Inc. (a)	876	84,516
Chewy, Inc., Class A (a)(b)	1,136	46,326
Chipotle Mexican Grill, Inc. (a)	70	110,742
D.R. Horton, Inc.	1,232	91,796
Darden Restaurants, Inc.	766	101,840
Dollar General Corp.	835	185,896
Dollar Tree, Inc. (a)	596	95,449
Domino's Pizza, Inc.	254	103,381
Etsy, Inc. (a)(c)	363	45,114
Ford Motor Co.	4,400	74,404
Garmin Ltd.	1,221	144,823
General Motors Co. (a)	1,937	84,724
Genuine Parts Co.	1,255	158,155
Hasbro, Inc.	1,258	103,055
Hilton Worldwide Holdings, Inc. (a)	736	111,681
Lennar Corp., Class A	1,124	91,235
LKQ Corp.	2,300	104,443
Lowe's Cos., Inc.	609	123,134
Marriott International, Inc., Class A (a)	631	110,898
McDonald's Corp.	923	228,239
MGM Resorts International	1,950	81,783
NIKE, Inc., Class B	835	112,358
NVR, Inc. (a)	26	116,149
O'Reilly Automotive, Inc. (a)	246	168,500
Pool Corp.	263	111,210
PulteGroup, Inc.	1,981	83,004
Ross Stores, Inc.	1,246	112,713

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Starbucks Corp.	1,616	$147,008
Tapestry, Inc.	2,295	85,259
Target Corp. (c)	766	162,561
Tesla, Inc. (a)	71	76,510
The Home Depot, Inc.	451	134,998
The TJX Cos., Inc.	1,947	117,949
Tractor Supply Co.	639	149,123
Ulta Beauty, Inc. (a)	275	109,511
Vail Resorts, Inc.	458	119,204
VF Corp.	1,991	113,208
Whirlpool Corp.	613	105,914
Williams-Sonoma, Inc.	581	84,245
Yum! Brands, Inc.	1,416	167,838
		5,404,740
Consumer Staples (8.7%):
Albertsons Cos., Inc., Class A	2,399	79,767
Altria Group, Inc.	3,180	166,155
Archer-Daniels-Midland Co.	2,020	182,325
Brown-Forman Corp., Class B	2,704	181,222
Bunge Ltd.	1,335	147,931
Campbell Soup Co. (b)	3,924	174,893
Church & Dwight Co., Inc.	1,897	188,524
Colgate-Palmolive Co.	2,696	204,438
Conagra Brands, Inc.	4,855	162,982
Costco Wholesale Corp.	307	176,786
Darling Ingredients, Inc. (a)	1,303	104,735
General Mills, Inc.	2,676	181,219
Hormel Foods Corp. (b)	3,920	202,037
Kellogg Co.	2,873	185,280
Keurig Dr Pepper, Inc.	4,689	177,713
Kimberly-Clark Corp.	1,527	188,065
McCormick & Co., Inc.	1,946	194,211
Molson Coors Beverage Co., Class B	2,353	125,603
Mondelez International, Inc., Class A	3,245	203,721
Monster Beverage Corp. (a)	1,774	141,743
PepsiCo, Inc.	1,435	240,190
Philip Morris International, Inc.	1,690	158,759
Sysco Corp.	1,544	126,068
The Clorox Co.	771	107,192
The Coca-Cola Co.	3,504	217,248
The Estee Lauder Cos., Inc.	417	113,557
The Hershey Co.	1,062	230,061
The J. M. Smucker Co.	1,276	172,783
The Kraft Heinz Co.	3,941	155,236
The Kroger Co.	2,196	125,984
The Procter & Gamble Co.	1,427	218,046
Tyson Foods, Inc., Class A	1,430	128,171
Walgreens Boots Alliance, Inc.	2,782	124,550
Walmart, Inc.	1,553	231,273
		5,718,468
Energy (3.4%):
APA Corp.	1,749	72,286
Chevron Corp.	983	160,062
ConocoPhillips	1,062	106,200
Continental Resources, Inc. (b)	1,170	71,756
Coterra Energy, Inc.	3,454	93,154
Devon Energy Corp.	1,154	68,236
Diamondback Energy, Inc.	507	69,500
EOG Resources, Inc.	758	90,376
Exxon Mobil Corp.	1,517	125,289
Halliburton Co.	2,391	90,547
Hess Corp.	810	86,702
Kinder Morgan, Inc.	8,122	153,587
Marathon Oil Corp.	3,156	79,247
Marathon Petroleum Corp.	1,369	117,050
Occidental Petroleum Corp.	1,434	81,365
ONEOK, Inc.	1,754	123,885

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Ovintiv, Inc.	1,401	$75,752
Phillips 66	1,114	96,239
Pioneer Natural Resources Co.	418	104,513
Schlumberger NV	2,190	90,469
The Williams Cos., Inc.	4,901	163,743
Valero Energy Corp.	1,110	112,709
		2,232,667
Financials (15.9%):
Aflac, Inc.	2,594	167,028
Ally Financial, Inc.	2,108	91,656
American Express Co.	573	107,151
American Financial Group, Inc.	1,023	148,969
American International Group, Inc.	1,851	116,187
Ameriprise Financial, Inc.	423	127,052
Aon PLC, Class A	470	153,046
Apollo Global Management, Inc.	1,582	98,068
Arch Capital Group Ltd. (a)	3,174	153,685
Ares Management Corp., Class A	1,372	111,448
Arthur J Gallagher & Co.	1,080	188,568
Bank of America Corp.	2,898	119,456
Berkshire Hathaway, Inc., Class B (a)	688	242,802
BlackRock, Inc.	198	151,306
Blackstone, Inc.	698	88,604
Brown & Brown, Inc.	2,337	168,895
Capital One Financial Corp.	691	90,721
Cboe Global Markets, Inc.	1,248	142,796
Chubb Ltd.	746	159,569
Cincinnati Financial Corp.	1,065	144,797
Citigroup, Inc.	2,303	122,980
Citizens Financial Group, Inc.	2,022	91,657
CME Group, Inc.	759	180,536
CNA Financial Corp.	3,246	157,821
Coinbase Global, Inc., Class A (a)	287	54,490
Comerica, Inc.	1,070	96,760
Discover Financial Services	821	90,466
East West Bancorp, Inc.	1,153	91,110
Everest Re Group Ltd.	469	141,347
FactSet Research Systems, Inc.	435	188,855
Fidelity National Financial, Inc.	2,948	143,980
Fifth Third Bancorp	2,297	98,863
First Citizens BancShares, Inc., Class A	122	81,203
First Republic Bank	680	110,228
Franklin Resources, Inc.	3,307	92,331
Huntington Bancshares, Inc.	6,893	100,776
Interactive Brokers Group, Inc.	1,808	119,165
Intercontinental Exchange, Inc.	1,559	205,975
JPMorgan Chase & Co.	1,002	136,593
KeyCorp	4,569	102,254
KKR & Co., Inc.	1,676	97,996
Lincoln National Corp.	1,314	85,883
Loews Corp.	2,536	164,384
LPL Financial Holdings, Inc.	571	104,310
M&T Bank Corp.	570	96,615
Markel Corp. (a)	129	190,306
MarketAxess Holdings, Inc.	310	105,462
Marsh & McLennan Cos., Inc.	1,205	205,356
MetLife, Inc.	1,940	136,343
Moody's Corp.	455	153,522
Morgan Stanley	1,319	115,281
Morningstar, Inc.	452	123,473
MSCI, Inc.	234	117,674
Nasdaq, Inc.	941	167,686
Northern Trust Corp.	1,020	118,779
Principal Financial Group, Inc.	1,694	124,357
Prudential Financial, Inc.	1,157	136,723
Raymond James Financial, Inc.	1,132	124,418
Regions Financial Corp.	4,195	93,381

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Rocket Cos., Inc., Class A (b)	6,742	$74,971
S&P Global, Inc.	409	167,764
Signature Bank	245	71,905
State Street Corp.	1,190	103,673
SVB Financial Group (a)	137	76,645
Synchrony Financial	2,401	83,579
T. Rowe Price Group, Inc.	832	125,790
The Allstate Corp.	1,248	172,860
The Bank of New York Mellon Corp.	2,251	111,717
The Carlyle Group, Inc.	2,082	101,831
The Charles Schwab Corp.	1,333	112,385
The Goldman Sachs Group, Inc.	374	123,457
The Hartford Financial Services Group, Inc.	2,141	153,745
The PNC Financial Services Group, Inc.	667	123,028
The Progressive Corp.	1,663	189,565
The Travelers Cos., Inc.	911	166,467
Tradeweb Markets, Inc., Class A	1,766	155,178
Truist Financial Corp.	1,861	105,519
U.S. Bancorp	2,217	117,834
Upstart Holdings, Inc. (a)	207	22,582
W R Berkley Corp.	2,518	167,674
Webster Financial Corp.	1,590	89,231
Wells Fargo & Co.	1,924	93,237
Zions Bancorp NA	1,390	91,128
		10,442,908
Health Care (14.0%):
Abbott Laboratories	1,429	169,136
AbbVie, Inc.	1,228	199,071
ABIOMED, Inc. (a)	278	92,085
Agilent Technologies, Inc.	1,113	147,283
Align Technology, Inc. (a)	174	75,864
AmerisourceBergen Corp.	1,209	187,044
Amgen, Inc.	706	170,725
Anthem, Inc.	296	145,401
Avantor, Inc. (a)	3,303	111,707
Baxter International, Inc.	2,071	160,585
Becton, Dickinson & Co.	654	173,964
Biogen, Inc. (a)	502	105,721
Bio-Rad Laboratories, Inc., Class A (a)	192	108,140
Bio-Techne Corp.	249	107,827
Boston Scientific Corp. (a)	3,169	140,355
Bristol-Myers Squibb Co.	2,679	195,647
Bruker Corp.	1,676	107,767
Cardinal Health, Inc.	2,258	128,029
Catalent, Inc. (a)	1,106	122,655
Centene Corp. (a)	1,368	115,172
Charles River Laboratories International, Inc. (a)	375	106,489
Cigna Corp.	523	125,316
CVS Health Corp.	1,514	153,232
Danaher Corp.	507	148,718
DaVita, Inc. (a)	1,061	120,010
DENTSPLY SIRONA, Inc.	2,303	113,354
Dexcom, Inc. (a)	191	97,716
Edwards Lifesciences Corp. (a)	1,095	128,903
Eli Lilly & Co.	486	139,176
Gilead Sciences, Inc. (c)	3,330	197,969
HCA Healthcare, Inc.	456	114,283
Henry Schein, Inc. (a)	1,627	141,858
Hologic, Inc. (a)	2,072	159,171
Horizon Therapeutics PLC (a)	1,338	140,771
Humana, Inc.	237	103,135
IDEXX Laboratories, Inc. (a)	211	115,430
Illumina, Inc. (a)	273	95,386
Incyte Corp. (a)	1,751	139,064
Insulet Corp. (a)	291	77,520
Intuitive Surgical, Inc. (a)	407	122,784
IQVIA Holdings, Inc. (a)	600	138,726
Johnson & Johnson (c)	1,348	238,906

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	552	$145,540
McKesson Corp.	608	186,127
Medtronic PLC	1,520	168,644
Merck & Co., Inc.	1,733	142,193
Mettler-Toledo International, Inc. (a)	97	133,199
Moderna, Inc. (a)	253	43,582
Molina Healthcare, Inc. (a)	366	122,094
PerkinElmer, Inc.	709	123,692
Pfizer, Inc.	2,274	117,725
Quest Diagnostics, Inc.	1,161	158,895
Regeneron Pharmaceuticals, Inc. (a)	209	145,970
Repligen Corp. (a)	376	70,722
ResMed, Inc.	554	134,351
STERIS PLC	616	148,930
Stryker Corp.	564	150,785
Teleflex, Inc.	316	112,126
The Cooper Cos., Inc.	356	148,662
Thermo Fisher Scientific, Inc.	279	164,791
UnitedHealth Group, Inc.	345	175,940
Universal Health Services, Inc., Class B	850	123,208
Veeva Systems, Inc., Class A (a)	472	100,281
Vertex Pharmaceuticals, Inc. (a)	600	156,582
Waters Corp. (a)	466	144,642
West Pharmaceutical Services, Inc.	302	124,034
Zimmer Biomet Holdings, Inc.	893	114,215
Zoetis, Inc.	859	161,999
		9,201,024
Industrials (16.0%):
3M Co.	1,164	173,296
AMERCO, Inc.	232	138,490
AMETEK, Inc.	1,356	180,592
AO Smith Corp.	1,877	119,921
Booz Allen Hamilton Holding Corp.	1,601	140,632
Builders FirstSource, Inc. (a)	1,201	77,513
C.H. Robinson Worldwide, Inc.	1,387	149,394
Carlisle Cos., Inc.	650	159,848
Carrier Global Corp.	2,790	127,977
Caterpillar, Inc.	696	155,083
Cintas Corp.	402	171,007
Copart, Inc. (a)	1,050	131,743
CoStar Group, Inc. (a)(c)	1,498	99,782
CSX Corp.	4,444	166,428
Cummins, Inc.	751	154,038
Deere & Co.	321	133,363
Delta Air Lines, Inc. (a)	2,166	85,709
Dover Corp.	1,022	160,352
Eaton Corp. PLC	958	145,386
Emerson Electric Co.	1,515	148,546
Equifax, Inc.	538	127,560
Expeditors International of Washington, Inc.	1,381	142,464
Fastenal Co.	3,237	192,278
FedEx Corp.	611	141,379
Fortive Corp.	2,413	147,024
Fortune Brands Home & Security, Inc.	1,438	106,815
Generac Holdings, Inc. (a)	241	71,640
General Dynamics Corp.	835	201,385
Graco, Inc.	2,263	157,776
HEICO Corp.	931	142,946
Honeywell International, Inc.	838	163,058
Howmet Aerospace, Inc.	2,885	103,687
IDEX Corp.	814	156,068
Illinois Tool Works, Inc.	862	180,503
Ingersoll Rand, Inc. (c)	2,544	128,090
Jacobs Engineering Group, Inc.	1,112	153,245
JB Hunt Transport Services, Inc.	629	126,297
Johnson Controls International PLC	2,296	150,549
L3Harris Technologies, Inc.	550	136,658

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Leidos Holdings, Inc.	1,187	$128,220
Lockheed Martin Corp.	344	151,842
Masco Corp.	2,703	137,853
Nordson Corp.	658	149,419
Norfolk Southern Corp.	570	162,575
Northrop Grumman Corp.	315	140,874
Old Dominion Freight Line, Inc.	397	118,576
Otis Worldwide Corp.	2,002	154,054
PACCAR, Inc.	1,674	147,429
Parker-Hannifin Corp.	438	124,287
Quanta Services, Inc.	854	112,395
Raytheon Technologies Corp.	1,482	146,822
Regal Rexnord Corp.	686	102,063
Republic Services, Inc. (c)	1,507	199,677
Robert Half International, Inc.	1,162	132,677
Rockwell Automation, Inc.	545	152,616
Rollins, Inc.	3,780	132,489
Roper Technologies, Inc.	392	185,114
Snap-on, Inc.	646	132,740
Southwest Airlines Co. (a)	2,325	106,485
Stanley Black & Decker, Inc.	789	110,294
Textron, Inc.	1,619	120,421
Trane Technologies PLC	896	136,819
TransDigm Group, Inc. (a)	176	114,671
TransUnion	1,405	145,193
Trex Co., Inc. (a)	878	57,360
Union Pacific Corp.	710	193,979
United Parcel Service, Inc., Class B	572	122,671
United Rentals, Inc. (a)	301	106,918
Verisk Analytics, Inc.	967	207,547
W.W. Grainger, Inc.	322	166,084
Waste Management, Inc.	1,472	233,312
Watsco, Inc.	551	167,857
Westinghouse Air Brake Technologies Corp.	1,378	132,522
Xylem, Inc.	1,409	120,131
		10,502,508
Information Technology (14.7%):
Accenture PLC, Class A	444	149,730
Adobe, Inc. (a)	210	95,680
Advanced Micro Devices, Inc. (a)	540	59,044
Akamai Technologies, Inc. (a)	1,383	165,116
Amphenol Corp., Class A	2,166	163,208
Analog Devices, Inc.	770	127,189
ANSYS, Inc. (a)	352	111,813
Apple, Inc.	854	149,117
Applied Materials, Inc.	624	82,243
AppLovin Corp., Class A (a)	853	46,975
Arista Networks, Inc. (a)	721	100,205
Autodesk, Inc. (a)	406	87,026
Automatic Data Processing, Inc.	783	178,164
Bentley Systems, Inc., Class B	2,427	107,225
Block, Inc. (a)(c)	415	56,274
Broadcom, Inc.	210	132,233
Broadridge Financial Solutions, Inc.	1,032	160,693
Cadence Design Systems, Inc. (a)	665	109,366
CDW Corp.	764	136,672
Cisco Systems, Inc.	2,909	162,206
Cognex Corp.	1,453	112,099
Cognizant Technology Solutions Corp., Class A	1,787	160,240
Corning, Inc.	3,114	114,938
Dell Technologies, Inc., Class C (a)	2,499	125,425
Dynatrace, Inc. (a)	1,651	77,762
Enphase Energy, Inc. (a)	303	61,139
Entegris, Inc.	680	89,257
EPAM Systems, Inc. (a)	229	67,924
F5, Inc. (a)	597	124,743
Fair Isaac Corp. (a)	206	96,091
Fidelity National Information Services, Inc.	1,100	110,462

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	1,216	$123,302
FleetCor Technologies, Inc. (a)	504	125,526
Fortinet, Inc. (a)	222	75,866
Gartner, Inc. (a)	379	112,737
Global Payments, Inc.	713	97,567
GoDaddy, Inc., Class A (a)	1,089	91,149
Hewlett Packard Enterprise Co.	7,516	125,592
HP, Inc.	3,229	117,213
Intel Corp.	2,515	124,643
International Business Machines Corp.	1,256	163,305
Intuit, Inc.	215	103,381
Jack Henry & Associates, Inc.	855	168,478
Juniper Networks, Inc.	3,959	147,116
Keysight Technologies, Inc. (a)	872	137,750
KLA Corp.	240	87,854
Lam Research Corp.	158	84,942
Mastercard, Inc., Class A	303	108,286
Microchip Technology, Inc.	1,338	100,537
Micron Technology, Inc.	1,019	79,370
Microsoft Corp. (c)	489	150,764
Monolithic Power Systems, Inc.	186	90,336
Motorola Solutions, Inc.	662	160,336
NetApp, Inc.	1,637	135,871
NortonLifeLock, Inc.	4,202	111,437
NVIDIA Corp.	276	75,309
NXP Semiconductors NV	474	87,728
ON Semiconductor Corp. (a)	1,075	67,306
Oracle Corp.	1,434	118,635
Paychex, Inc.	1,390	189,693
Paycom Software, Inc. (a)	251	86,941
Paylocity Holding Corp. (a)	376	77,370
PayPal Holdings, Inc. (a)	650	75,173
PTC, Inc. (a)	939	101,149
Qorvo, Inc. (a)	687	85,257
QUALCOMM, Inc.	535	81,759
Salesforce, Inc. (a)	470	99,790
ServiceNow, Inc. (a)(c)	148	82,420
Skyworks Solutions, Inc.	793	105,691
SS&C Technologies Holdings, Inc.	2,224	166,844
Synopsys, Inc. (a)	326	108,646
TE Connectivity Ltd.	936	122,597
Teledyne Technologies, Inc. (a)	365	172,510
Teradyne, Inc.	620	73,303
Texas Instruments, Inc.	796	146,050
The Trade Desk, Inc., Class A (a)	531	36,772
Trimble, Inc. (a)	1,712	123,504
Tyler Technologies, Inc. (a)	260	115,671
Ubiquiti, Inc. (b)	336	97,830
VeriSign, Inc. (a)	731	162,618
Visa, Inc., Class A	569	126,187
VMware, Inc., Class A	983	111,934
Western Digital Corp. (a)	1,704	84,604
Workday, Inc., Class A (a)	472	113,025
Zebra Technologies Corp. (a)	270	111,699
Zoom Video Communications, Inc., Class A (a)	507	59,436
		9,611,068
Materials (5.9%):
Air Products and Chemicals, Inc.	699	174,687
Albemarle Corp.	373	82,489
Alcoa Corp.	755	67,973
Avery Dennison Corp.	808	140,568
Ball Corp.	1,535	138,150
Celanese Corp.	900	128,583
CF Industries Holdings, Inc.	1,020	105,121
Cleveland-Cliffs, Inc. (a)	2,644	85,163
Corteva, Inc.	2,509	144,217
Dow, Inc.	2,217	141,267

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
DuPont de Nemours, Inc.	1,582	$116,404
Eastman Chemical Co.	1,013	113,517
Ecolab, Inc.	864	152,548
FMC Corp.	978	128,675
Freeport-McMoRan, Inc.	1,584	78,788
International Flavors & Fragrances, Inc.	1,070	140,523
International Paper Co.	3,459	159,633
LyondellBasell Industries NV, Class A	1,225	125,955
Martin Marietta Materials, Inc.	334	128,553
Newmont Corp.	1,781	141,500
Nucor Corp.	576	85,622
Packaging Corp. of America	1,003	156,578
PPG Industries, Inc.	1,116	146,274
Reliance Steel & Aluminum Co.	615	112,760
RPM International, Inc.	1,956	159,297
Steel Dynamics, Inc.	1,150	95,945
The Mosaic Co.	1,546	102,809
The Sherwin-Williams Co.	650	162,253
Vulcan Materials Co.	716	131,529
Westlake Corp.	913	112,664
Westrock Co.	2,551	119,974
		3,880,019
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	1,234	112,936
Jones Lang LaSalle, Inc. (a)	421	100,812
		213,748
Utilities (7.8%):
Alliant Energy Corp.	3,142	196,312
Ameren Corp.	2,282	213,960
American Electric Power Co., Inc. (c)	2,312	230,668
American Water Works Co., Inc.	1,091	180,593
Atmos Energy Corp.	1,621	193,693
CenterPoint Energy, Inc.	6,496	199,037
CMS Energy Corp.	3,087	215,905
Consolidated Edison, Inc. (c)	2,153	203,846
Dominion Energy, Inc.	2,296	195,091
DTE Energy Co.	1,722	227,666
Duke Energy Corp. (c)	2,045	228,345
Edison International	2,718	190,532
Entergy Corp.	1,521	177,577
Essential Utilities, Inc.	3,548	181,409
Evergy, Inc. (c)	3,172	216,774
Eversource Energy (c)	2,124	187,316
Exelon Corp.	4,693	223,528
FirstEnergy Corp.	4,443	203,756
NextEra Energy, Inc. (c)	1,802	152,647
NiSource, Inc.	6,675	212,265
PPL Corp.	7,437	212,401
Sempra Energy	1,207	202,921
The Southern Co. (c)	3,239	234,860
WEC Energy Group, Inc. (c)	2,031	202,714
Xcel Energy, Inc. (c)	2,774	200,200
		5,084,016
Total Common Stocks (Cost $44,836,266)		65,290,061

Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (d)	265,514	265,514

Total Investment Companies (Cost $265,514)		265,514

Collateral for Securities Loaned (1.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	15,319	15,319
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	429,683	429,683
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	7,645	7,645

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	60,956	$60,956
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	274,072	274,072
Total Collateral for Securities Loaned (Cost $787,675)		787,675
Total Investments (Cost $45,889,455) — 101.1%		66,343,250
Liabilities in excess of other assets — (1.1)%		(690,285)
NET ASSETS - 100.00%		$65,652,965

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	2	6/20/22	$436,409	$453,075	$16,666

	Total unrealized appreciation				$16,666
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$16,666

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (85.1%)
Australia (1.2%):
Communication Services (0.3%):
Telstra Corp. Ltd.	2,791,799	$8,246,049

Financials (0.5%):
Australia & New Zealand Banking Group Ltd.	424,664	8,699,465
Westpac Banking Corp.	425,834	7,691,304
		16,390,769

Materials (0.4%):
BHP Group Ltd.	138,453	5,335,587
Fortescue Metals Group Ltd.	260,219	3,998,976
Rio Tinto Ltd.	57,295	5,120,811
		14,455,374
		39,092,192
Austria (0.1%):
Energy (0.1%):
OMV AG	89,351	4,268,822

Brazil (2.3%):
Consumer Discretionary (0.2%):
Vibra Energia SA	1,154,363	5,669,602

Consumer Staples (0.6%):
Ambev SA	2,152,800	6,964,502
Atacadao SA	1,554,700	7,354,966
JBS SA	788,800	6,169,154
		20,488,622

Energy (0.1%):
Petroleo Brasileiro SA, Preference Shares	784,300	5,511,173

Financials (0.6%):
B3 SA - Brasil Bolsa Balcao	1,540,800	5,084,967
Banco do Brasil SA	932,000	6,793,773
BB Seguridade Participacoes SA	1,475,200	7,920,953
		19,799,693

Materials (0.4%):
Cia Siderurgica Nacional SA	762,600	4,170,006
CSN Mineracao SA (a)	3,261,900	4,131,936
Vale SA	269,000	5,402,265
		13,704,207

Utilities (0.4%):
Centrais Eletricas Brasileiras SA	696,000	5,553,028
CPFL Energia SA	1,162,100	7,877,858
		13,430,886
		78,604,183
Canada (3.3%):
Communication Services (1.0%):
BCE, Inc. (b)(c)	307,876	17,068,645
TELUS Corp. (b)(c)	589,595	15,404,938
		32,473,583

Consumer Discretionary (0.2%):
Restaurant Brands International, Inc. (c)	127,263	7,436,232

Energy (0.9%):
Enbridge, Inc.	229,306	10,557,248
Pembina Pipeline Corp.	248,867	9,351,427
TC Energy Corp.	170,623	9,624,502
		29,533,177

Financials (0.7%):
Great-West Lifeco, Inc.	428,796	12,637,476
Power Corp. of Canada	391,423	12,118,456
		24,755,932

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (0.5%):
Emera, Inc.	327,787	$16,250,368
		110,449,292
Chile (0.4%):
Energy (0.1%):
Empresas COPEC SA	523,352	4,332,006

Industrials (0.2%):
Cia Sud Americana de Vapores SA	41,484,578	4,463,033

Materials (0.1%):
Empresas CMPC SA	2,329,968	4,310,747
		13,105,786
China (4.0%):
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	14,304,000	7,108,255
China Shenhua Energy Co. Ltd., Class H	1,597,500	5,085,356
		12,193,611

Financials (2.8%):
Agricultural Bank of China Ltd., Class H (b)	29,985,000	11,463,198
Bank of China Ltd., Class H (b)	36,005,000	14,368,552
Bank of Communications Co. Ltd., Class H	12,181,000	8,720,918
China CITIC Bank Corp. Ltd., Class H	19,958,000	10,071,645
China Everbright Bank Co. Ltd., Class H	21,908,000	8,266,094
China Merchants Securities Co. Ltd., Class H (d)	4,531,800	5,303,944
China Minsheng Banking Corp. Ltd., Class H	16,404,000	6,153,433
Guotai Junan Securities Co. Ltd., Class H (d)	3,337,200	4,478,526
Industrial & Commercial Bank of China Ltd., Class H	17,593,000	10,785,844
New China Life Insurance Co. Ltd., Class H	2,331,400	6,466,742
The People's Insurance Co. Group of China Ltd., Class H	29,999,000	9,788,264
		95,867,160

Health Care (0.2%):
Sinopharm Group Co. Ltd., Class H	2,314,400	5,254,013

Industrials (0.1%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	5,827,200	3,679,077

Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (d)	22,485,000	7,132,946

Materials (0.1%):
China Hongqiao Group Ltd.	2,439,000	3,204,354

Real Estate (0.2%):
China Vanke Co. Ltd., Class H	1,674,500	3,766,559
Country Garden Holdings Co. Ltd. (c)	4,853,000	3,715,145
		7,481,704
		134,812,865
Colombia (0.2%):
Utilities (0.2%):
Interconexion Electrica SA ESP	1,019,858	6,577,424

Finland (0.3%):
Materials (0.2%):
UPM-Kymmene Oyj	179,366	5,856,390

Utilities (0.1%):
Fortum Oyj	244,811	4,473,806
		10,330,196
France (1.5%):
Communication Services (0.3%):
Orange SA	805,236	9,532,442
Vivendi SE	140,342	1,833,247
		11,365,689

Energy (0.2%):
TotalEnergies SE (c)	113,064	5,720,196

Financials (0.7%):
Amundi SA (d)	87,957	6,013,742
AXA SA (c)	243,578	7,129,595

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
BNP Paribas SA	81,101	$4,633,848
Credit Agricole SA	451,325	5,391,937
		23,169,122

Industrials (0.2%):
Bouygues SA	223,610	7,803,820

Utilities (0.1%):
Electricite de France SA (c)	418,295	3,925,655
		51,984,482
Germany (1.4%):
Communication Services (0.2%):
Deutsche Telekom AG	355,933	6,628,025

Financials (0.2%):
Allianz SE, Registered Shares	29,138	6,957,429

Health Care (0.2%):
Bayer AG, Registered Shares	108,571	7,425,130

Materials (0.6%):
BASF SE	95,686	5,459,142
Evonik Industries AG	271,331	7,526,347
HeidelbergCement AG (c)	86,203	4,884,809
		17,870,298

Utilities (0.2%):
E.ON SE	569,615	6,616,956
		45,497,838
Hong Kong (2.1%):
Industrials (0.4%):
CK Hutchison Holdings Ltd.	1,141,500	8,347,436
SITC International Holdings Co. Ltd.	680,000	2,377,851
Xinyi Glass Holdings Ltd.	1,033,000	2,476,884
		13,202,171

Real Estate (0.6%):
CK Asset Holdings Ltd.	977,500	6,681,890
Henderson Land Development Co. Ltd.	1,350,000	5,604,098
Sun Hung Kai Properties Ltd.	612,500	7,287,488
		19,573,476

Utilities (1.1%):
China Gas Holdings Ltd.	2,323,400	2,961,480
CK Infrastructure Holdings Ltd.	1,408,000	9,412,613
CLP Holdings Ltd.	1,422,000	13,836,444
Power Assets Holdings Ltd. (b)	1,766,000	11,501,621
		37,712,158
		70,487,805
India (1.6%):
Communication Services (0.1%):
Indus Towers Ltd. (a)	1,360,996	3,967,726

Consumer Discretionary (0.2%):
Bajaj Auto Ltd.	175,325	8,420,535

Consumer Staples (0.2%):
ITC Ltd.	2,414,112	7,944,565

Energy (0.4%):
Bharat Petroleum Corp. Ltd.	1,473,977	6,960,379
Hindustan Petroleum Corp. Ltd.	1,426,168	5,049,540
		12,009,919

Materials (0.3%):
Ambuja Cements Ltd.	1,412,553	5,549,579
Vedanta Ltd.	721,816	3,812,178
		9,361,757

Utilities (0.4%):
NTPC Ltd.	3,550,461	6,297,158

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Power Grid Corp. of India Ltd.	2,287,585	$6,522,228
		12,819,386
		54,523,888
Indonesia (0.6%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	21,640,600	6,886,184

Consumer Staples (0.3%):
PT Gudang Garam Tbk	1,144,100	2,515,349
PT Indofood Sukses Makmur Tbk	17,026,900	7,047,917
		9,563,266

Energy (0.1%):
PT Adaro Energy Indonesia Tbk	22,530,800	4,205,903
		20,655,353
Italy (1.4%):
Energy (0.2%):
Eni SpA	400,785	5,843,929

Financials (0.6%):
Assicurazioni Generali SpA (c)	412,690	9,437,805
Intesa Sanpaolo SpA (c)	2,006,232	4,591,159
Poste Italiane SpA (d)	555,380	6,297,474
		20,326,438

Utilities (0.6%):
Enel SpA	833,648	5,565,293
Snam SpA	1,542,310	8,892,579
Terna - Rete Elettrica Nazionale	919,238	7,892,661
		22,350,533
		48,520,900
Japan (2.5%):
Communication Services (0.2%):
Softbank Corp.	745,200	8,692,780

Consumer Discretionary (0.5%):
Aisin Corp.	130,200	4,450,659
Honda Motor Co. Ltd.	180,300	5,111,595
Sekisui House Ltd.	326,200	6,310,778
		15,873,032

Consumer Staples (0.2%):
Japan Tobacco, Inc.	440,900	7,530,744

Energy (0.3%):
ENEOS Holdings, Inc.	1,740,500	6,508,321
Inpex Corp.	348,400	4,096,930
		10,605,251

Financials (0.4%):
Mizuho Financial Group, Inc.	558,700	7,127,597
Sumitomo Mitsui Financial Group, Inc.	191,600	6,053,329
		13,180,926

Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	259,600	7,397,797

Industrials (0.4%):
Marubeni Corp.	469,500	5,452,827
Sumitomo Corp.	407,600	7,060,246
		12,513,073

Information Technology (0.2%):
Canon, Inc.	228,900	5,580,124

Materials (0.1%):
Nippon Steel Corp.	211,600	3,734,222
		85,107,949
Korea, Republic Of (1.0%):
Consumer Discretionary (0.2%):
Kia Corp.	86,909	5,264,571

Financials (0.5%):
Hana Financial Group, Inc.	128,576	5,114,508

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
KB Financial Group, Inc.	107,814	$5,403,650
Shinhan Financial Group Co. Ltd.	202,018	6,863,146
		17,381,304

Industrials (0.2%):
Samsung C&T Corp.	63,798	5,957,581

Materials (0.1%):
POSCO Holdings, Inc.	18,974	4,551,927
		33,155,383
Malaysia (2.5%):
Consumer Staples (0.2%):
Kuala Lumpur Kepong Bhd	1,042,400	6,251,295

Financials (1.2%):
Malayan Banking Bhd (b)	8,169,000	17,368,102
Public Bank Bhd	12,867,200	14,279,287
RHB Bank Bhd	7,164,500	10,159,744
		41,807,133

Health Care (0.2%):
Hartalega Holdings Bhd	3,497,500	4,037,473
Top Glove Corp. Bhd	6,068,500	2,772,933
		6,810,406

Industrials (0.5%):
MISC Bhd	5,377,500	9,392,554
Sime Darby Bhd	15,543,000	8,856,560
		18,249,114

Utilities (0.4%):
Tenaga Nasional Bhd	5,603,600	11,999,274
		85,117,222
Mexico (1.0%):
Consumer Staples (0.6%):
Arca Continental SAB de CV	1,743,086	11,854,896
Kimberly-Clark de Mexico SAB de CV, Class A	5,340,866	7,514,516
		19,369,412

Materials (0.4%):
Grupo Mexico SAB de CV, Class B	1,062,390	6,357,298
Orbia Advance Corp. SAB de CV	2,744,042	7,245,601
		13,602,899
		32,972,311
Netherlands (0.6%):
Communication Services (0.2%):
Koninklijke KPN NV	2,539,312	8,810,148

Consumer Staples (0.0%):(e)
X5 Retail Group NV, GDR (f)(g)	201,753	51,994

Financials (0.2%):
NN Group NV	136,756	6,929,667

Materials (0.2%):
LyondellBasell Industries NV, Class A	57,760	5,938,883
		21,730,692
Norway (0.4%):
Communication Services (0.2%):
Telenor ASA	554,140	7,955,309

Materials (0.2%):
Yara International ASA	96,704	4,838,251
		12,793,560
Philippines (0.4%):
Communication Services (0.3%):
Globe Telecom, Inc.	74,075	3,636,555
PLDT, Inc.	164,040	5,856,324
		9,492,879

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Manila Electric Co.	599,240	$4,321,069
		13,813,948
Poland (0.6%):
Communication Services (0.1%):
Cyfrowy Polsat SA	661,959	4,365,214

Consumer Discretionary (0.1%):
LPP SA	1,471	3,986,703

Energy (0.2%):
Polski Koncern Naftowy ORLEN SA	288,982	5,194,265

Financials (0.2%):
Powszechny Zaklad Ubezpieczen SA	824,645	6,612,046
		20,158,228
Portugal (0.2%):
Utilities (0.2%):
EDP - Energias de Portugal SA	1,154,992	5,683,955

Romania (0.3%):
Real Estate (0.3%):
NEPI Rockcastle PLC	1,477,132	9,843,219

Russian Federation (0.1%):
Communication Services (0.0%):(e)
Mobile TeleSystems PJSC (f)(g)	2,330,210	277,763
Rostelecom PJSC (b)(f)(g)	6,752,730	243,191
		520,954
Consumer Staples (0.0%):(e)
Magnit PJSC (f)(g)	93,217	3,401

Energy (0.0%):(e)
Tatneft PJSC (f)(g)	827,565	158,517

Financials (0.0%):(e)
Moscow Exchange MICEX-RTS PJSC (f)(g)	2,604,790	131,802

Materials (0.1%):
Magnitogorsk Iron & Steel Works PJSC (f)(g)	4,673,660	114,621
MMC Norilsk Nickel PJSC (f)(g)	14,877	151,973
Novolipetsk Steel PJSC (f)(g)	1,477,080	140,481
Polyus PJSC (f)(g)	34,403	194,119
Raspadskaya OJSC (f)(g)	153,969	25,044
Severstal PAO (f)(g)	223,944	160,166
		786,404

Utilities (0.0%):(e)
Inter RAO UES PJSC (f)(g)	128,274,200	185,448
RusHydro PJSC (f)(g)	694,437,000	246,719
		432,167
		2,033,245
South Africa (1.4%):
Communication Services (0.5%):
MultiChoice Group	741,572	6,661,875
Vodacom Group Ltd.	868,202	9,491,914
		16,153,789

Energy (0.2%):
Exxaro Resources Ltd.	379,671	5,743,491

Financials (0.2%):
Sanlam Ltd.	1,788,114	8,807,458

Materials (0.5%):
African Rainbow Minerals Ltd.	234,192	4,569,144
Anglo American Platinum Ltd.	23,540	3,221,509
Impala Platinum Holdings Ltd.	173,875	2,677,711
Kumba Iron Ore Ltd. (c)	91,314	4,058,297
Sibanye Stillwater Ltd.	770,396	3,099,333
		17,625,994
		48,330,732

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Spain (1.0%):
Communication Services (0.2%):
Telefonica SA	1,325,819	$6,424,373

Energy (0.2%):
Repsol SA	408,045	5,344,324

Utilities (0.6%):
Endesa SA	260,750	5,684,511
Naturgy Energy Group SA (c)	214,755	6,433,055
Red Electrica Corp. SA	393,916	8,086,383
		20,203,949
		31,972,646
Sweden (0.6%):
Communication Services (0.3%):
Telia Co. AB	2,413,444	9,681,850

Energy (0.1%):
Lundin Energy AB (c)	96,090	4,035,225

Financials (0.2%):
Swedbank AB, Class A	431,197	6,443,287
		20,160,362
Switzerland (1.3%):
Communication Services (0.3%):
Swisscom AG, Registered Shares (c)	16,102	9,675,754

Financials (0.5%):
Swiss Re AG (c)	79,732	7,591,237
Zurich Insurance Group AG	19,320	9,543,696
		17,134,933

Health Care (0.3%):
Novartis AG, Registered Shares	104,898	9,210,654

Materials (0.2%):
Holcim Ltd. (c)	137,526	6,689,907
		42,711,248
Taiwan (4.1%):
Communication Services (0.5%):
Far EasTone Telecommunications Co. Ltd.	6,324,000	16,207,450
Taiwan Mobile Co. Ltd.	426,000	1,559,233
		17,766,683

Financials (0.3%):
Yuanta Financial Holding Co. Ltd.	10,707,000	9,811,284

Industrials (0.3%):
Far Eastern New Century Corp.	9,976,000	10,544,610

Information Technology (2.3%):
Asustek Computer, Inc.	633,000	8,214,196
Catcher Technology Co. Ltd.	1,485,000	7,451,697
Compal Electronics, Inc. (b)	15,159,000	14,124,292
Largan Precision Co. Ltd.	69,000	4,511,513
Lite-On Technology Corp.	2,996,000	7,080,482
Pegatron Corp.	5,036,000	12,683,835
Quanta Computer, Inc. (b)	2,584,000	7,915,168
Synnex Technology International Corp.	3,447,000	8,999,600
WPG Holdings Ltd. (b)	3,865,000	7,531,328
		78,512,111

Materials (0.7%):
Asia Cement Corp.	5,925,000	10,007,208
Taiwan Cement Corp. (b)	6,614,000	11,474,480
		21,481,688
		138,116,376
Thailand (1.4%):
Communication Services (0.1%):
Total Access Communication PCL	3,172,800	4,692,785

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.3%):
Charoen Pokphand Foods PCL	11,302,700	$8,179,846

Energy (0.2%):
PTT PCL	7,084,000	8,164,424

Materials (0.5%):
PTT Global Chemical PCL	4,488,400	6,824,408
The Siam Cement PCL	932,300	10,707,989
		17,532,397

Real Estate (0.3%):
Land & Houses PCL	34,366,600	9,804,822
		48,374,274
Turkey (0.3%):
Industrials (0.2%):
Enka Insaat ve Sanayi A/S	4,671,151	5,114,245

Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	1,709,504	3,751,492
		8,865,737
United Kingdom (2.3%):
Consumer Staples (0.6%):
British American Tobacco PLC	173,225	7,273,609
Imperial Brands PLC	326,247	6,871,026
Unilever PLC	128,364	5,826,996
		19,971,631

Energy (0.1%):
BP PLC	929,964	4,558,187

Financials (0.5%):
Admiral Group PLC	166,812	5,592,963
Aviva PLC	1,159,169	6,857,421
Legal & General Group PLC	1,572,483	5,574,026
		18,024,410

Health Care (0.3%):
GlaxoSmithKline PLC (b)	395,090	8,546,947

Materials (0.3%):
Anglo American PLC	70,016	3,637,519
Evraz PLC (b)(f)(g)	753,373	800,492
Rio Tinto PLC	59,131	4,726,437
		9,164,448

Utilities (0.5%):
National Grid PLC	604,284	9,285,034
SSE PLC	295,772	6,756,845
		16,041,879
		76,307,502
United States (42.7%):
Communication Services (1.7%):
AT&T, Inc.	294,292	6,954,120
John Wiley & Sons, Inc., Class A	219,073	11,617,441
Lumen Technologies, Inc.	379,257	4,274,226
Omnicom Group, Inc.	64,832	5,502,940
Paramount Global, Class B	120,871	4,570,133
Telephone & Data Systems, Inc.	396,929	7,494,020
The Interpublic Group of Cos., Inc.	133,090	4,718,040
Verizon Communications, Inc.	209,350	10,664,289
		55,795,209

Consumer Discretionary (4.4%):
Best Buy Co., Inc.	47,087	4,280,208
Big Lots, Inc. (c)	156,934	5,429,916
Camping World Holdings, Inc., Class A (c)	200,904	5,615,267
Dana, Inc.	251,179	4,413,215
Darden Restaurants, Inc.	36,114	4,801,356
Ethan Allen Interiors, Inc. (c)	255,291	6,655,436
Franchise Group, Inc.	154,348	6,394,638
Genuine Parts Co.	59,151	7,454,209
Guess?, Inc. (c)	201,093	4,393,882

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Hasbro, Inc.	59,295	$4,857,446
Jack in the Box, Inc.	84,587	7,901,272
Kontoor Brands, Inc.	105,268	4,352,832
La-Z-Boy, Inc.	176,970	4,666,699
Monro, Inc. (c)	122,914	5,450,007
Movado Group, Inc.	131,560	5,137,418
Oxford Industries, Inc.	67,765	6,132,733
Patrick Industries, Inc.	78,012	4,704,124
Rent-A-Center, Inc.	144,952	3,651,341
Smith & Wesson Brands, Inc.	193,681	2,930,394
Standard Motor Products, Inc.	197,514	8,520,754
Strategic Education, Inc.	105,288	6,989,017
Sturm Ruger & Co., Inc. (b)	148,919	10,367,741
The Aaron's Co., Inc.	204,942	4,115,235
The Buckle, Inc.	119,081	3,934,436
VF Corp.	93,868	5,337,334
Whirlpool Corp. (c)	28,896	4,992,651
Wolverine World Wide, Inc.	251,664	5,677,540
		149,157,101

Consumer Staples (5.8%):
Altria Group, Inc.	149,903	7,832,432
B&G Foods, Inc. (c)	446,870	12,056,553
Campbell Soup Co. (c)	184,964	8,243,846
Conagra Brands, Inc.	228,851	7,682,528
Edgewell Personal Care Co.	165,066	6,052,970
Energizer Holdings, Inc.	417,012	12,827,289
General Mills, Inc.	126,134	8,541,795
Kellogg Co. (c)	135,416	8,732,978
Kimberly-Clark Corp.	71,992	8,866,535
Medifast, Inc.	37,266	6,364,287
Nu Skin Enterprises, Inc., Class A (c)	171,694	8,220,709
PepsiCo, Inc.	67,661	11,325,098
Philip Morris International, Inc.	79,664	7,483,636
SpartanNash Co.	305,675	10,084,218
The Andersons, Inc.	147,027	7,389,577
The Clorox Co.	36,345	5,053,045
The Coca-Cola Co.	165,188	10,241,656
The J. M. Smucker Co. (c)	60,150	8,144,912
The Kraft Heinz Co.	185,767	7,317,362
Universal Corp.	178,764	10,380,825
Vector Group Ltd.	715,537	8,615,065
Walgreens Boots Alliance, Inc.	131,138	5,871,048
Weis Markets, Inc. (b)(c)	130,152	9,295,456
		196,623,820

Energy (2.0%):
Archrock, Inc.	702,948	6,488,210
Brigham Minerals, Inc.	251,596	6,428,278
Chevron Corp.	46,317	7,541,797
Exxon Mobil Corp.	71,488	5,904,194
Kinder Morgan, Inc.	382,832	7,239,353
Marathon Petroleum Corp.	64,551	5,519,110
ONEOK, Inc.	82,693	5,840,607
Phillips 66	52,496	4,535,129
The Williams Cos., Inc.	231,009	7,718,011
Valero Energy Corp.	52,342	5,314,807
World Fuel Services Corp. (b)	198,361	5,363,681
		67,893,177

Financials (8.8%):
Apollo Global Management, Inc.	74,566	4,622,346
B Riley Financial, Inc.	95,860	6,706,366
Blackstone, Inc.	32,921	4,178,992
Capitol Federal Financial, Inc.	344,464	3,747,768
Citigroup, Inc.	108,543	5,796,196
Citizens Financial Group, Inc.	95,317	4,320,720
CME Group, Inc.	35,785	8,511,820
CNA Financial Corp.	153,027	7,440,173

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Columbia Banking System, Inc. (c)	196,162	$6,330,148
Comerica, Inc.	50,434	4,560,747
Eagle Bancorp, Inc.	33,824	1,928,306
Federal Agricultural Mortgage Corp., Class C	21,639	2,347,399
Fidelity National Financial, Inc.	138,950	6,786,318
First Busey Corp.	276,241	6,999,947
First Financial Bancorp	312,808	7,210,224
Franklin Resources, Inc. (c)	155,879	4,352,142
Fulton Financial Corp.	680,638	11,312,204
GCM Grosvenor, Inc., Class A (c)	98,436	955,814
Heritage Financial Corp.	284,201	7,122,077
HomeStreet, Inc.	45,518	2,156,643
Hope Bancorp, Inc.	598,830	9,629,186
Horace Mann Educators Corp.	58,136	2,431,829
Huntington Bancshares, Inc.	324,908	4,750,155
JPMorgan Chase & Co.	47,215	6,436,349
Kearny Financial Corp.	110,719	1,426,061
KeyCorp	215,389	4,820,406
Lincoln National Corp.	61,931	4,047,810
MetLife, Inc.	91,429	6,425,630
Morgan Stanley	62,155	5,432,347
Navient Corp.	364,069	6,203,736
Northwest Bancshares, Inc. (b)	920,809	12,440,130
Park National Corp.	56,745	7,455,158
Peoples Bancorp, Inc.	28,424	889,955
Premier Financial Corp.	228,006	6,915,422
Principal Financial Group, Inc.	79,869	5,863,183
Provident Financial Services, Inc.	367,266	8,594,024
Prudential Financial, Inc.	54,546	6,445,701
Regions Financial Corp.	197,763	4,402,204
S&T Bancorp, Inc.	233,989	6,921,395
Safety Insurance Group, Inc. (b)	130,573	11,862,557
Sandy Spring Bancorp, Inc.	41,795	1,877,431
Southside Bancshares, Inc. (b)	192,748	7,869,901
State Street Corp.	56,081	4,885,777
T. Rowe Price Group, Inc.	39,196	5,926,043
The Allstate Corp.	58,840	8,149,928
Towne Bank	53,103	1,589,904
Truist Financial Corp.	87,742	4,974,971
U.S. Bancorp	104,510	5,554,706
Washington Federal, Inc.	109,756	3,602,192
Washington Trust Bancorp, Inc.	147,619	7,749,997
Webster Financial Corp.	74,932	4,205,184
WesBanco, Inc.	253,753	8,718,953
		295,884,575

Health Care (2.7%):
AbbVie, Inc.	57,899	9,386,007
Amgen, Inc.	33,270	8,045,351
Bristol-Myers Squibb Co.	126,296	9,223,397
Cardinal Health, Inc.	106,431	6,034,638
Gilead Sciences, Inc. (b)	156,985	9,332,758
Johnson & Johnson (b)	63,545	11,262,080
Merck & Co., Inc.	81,698	6,703,321
National HealthCare Corp. (b)	125,837	8,837,533
Patterson Cos., Inc. (b)	342,729	11,094,138
Pfizer, Inc.	107,187	5,549,071
Phibro Animal Health Corp., Class A	270,619	5,398,849
		90,867,143

Industrials (5.0%):
3M Co.	54,890	8,172,023
ACCO Brands Corp.	725,700	5,805,600
Argan, Inc.	67,183	2,726,958
Brady Corp., Class A	204,212	9,448,889
Cummins, Inc.	35,401	7,261,099
Deluxe Corp.	220,629	6,671,821
Douglas Dynamics, Inc.	188,962	6,536,196
Eagle Bulk Shipping, Inc. (c)	86,713	5,906,022
Genco Shipping & Trading Ltd.	231,020	5,456,692

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Global Industrial Co.	142,605	$4,596,159
Granite Construction, Inc.	211,681	6,943,137
H&E Equipment Services, Inc.	122,410	5,327,283
Healthcare Services Group (c)	534,217	9,920,410
HNI Corp.	178,609	6,617,464
Kaman Corp.	147,516	6,413,996
Kennametal, Inc.	245,029	7,010,280
McGrath RentCorp	97,528	8,287,930
Mueller Water Products, Inc., Class A	583,511	7,538,962
Pitney Bowes, Inc.	868,757	4,517,536
Steelcase, Inc., Class A	773,336	9,241,365
The Gorman-Rupp Co.	217,316	7,797,298
The Greenbrier Cos., Inc.	125,557	6,467,441
Trinity Industries, Inc.	249,783	8,582,544
Wabash National Corp.	320,357	4,754,098
Watsco, Inc.	25,977	7,913,633
		169,914,836

Information Technology (2.8%):
American Software, Inc., Class A	245,237	5,110,739
Benchmark Electronics, Inc. (c)	289,669	7,253,312
Broadcom, Inc.	9,886	6,225,016
Cisco Systems, Inc.	137,130	7,646,369
CSG Systems International, Inc.	176,161	11,198,555
Hewlett Packard Enterprise Co.	354,266	5,919,785
Intel Corp.	118,575	5,876,577
InterDigital, Inc.	131,702	8,402,588
International Business Machines Corp.	59,198	7,696,924
NetApp, Inc.	77,173	6,405,359
Progress Software Corp.	155,451	7,320,187
Texas Instruments, Inc.	37,501	6,880,683
Vishay Intertechnology, Inc.	411,080	8,057,168
		93,993,262

Materials (2.2%):
Air Products and Chemicals, Inc.	32,968	8,239,033
Dow, Inc.	104,505	6,659,059
Greif, Inc., Class A	177,181	11,527,396
International Paper Co.	163,027	7,523,696
Kronos Worldwide, Inc.	514,235	7,980,927
Newmont Corp.	83,941	6,669,113
Packaging Corp. of America	47,262	7,378,071
Pactiv Evergreen, Inc.	59,104	594,586
Schweitzer-Mauduit International, Inc.	209,352	5,757,180
SunCoke Energy, Inc.	726,730	6,475,164
Worthington Industries, Inc.	111,530	5,733,757
		74,537,982

Real Estate (0.1%):
The RMR Group, Inc., Class A	146,341	4,551,205

Utilities (7.2%):
Alliant Energy Corp.	148,101	9,253,351
Ameren Corp.	107,553	10,084,169
American Electric Power Co., Inc. (b)	108,965	10,871,438
CMS Energy Corp.	145,521	10,177,739
Consolidated Edison, Inc. (b)	101,505	9,610,493
Dominion Energy, Inc.	108,221	9,195,538
DTE Energy Co.	81,187	10,733,733
Duke Energy Corp. (b)	96,392	10,763,131
Edison International	128,129	8,981,843
Entergy Corp.	71,687	8,369,457
Evergy, Inc. (b)	149,515	10,217,855
Eversource Energy (b)	100,109	8,828,613
Exelon Corp.	221,202	10,535,851
FirstEnergy Corp.	209,410	9,603,543
MGE Energy, Inc.	149,506	11,929,084
NiSource, Inc.	318,607	10,131,703
Northwest Natural Holding Co.	197,326	10,205,701
Otter Tail Corp. (b)	152,522	9,532,625

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Sempra Energy	56,898	$9,565,692
SJW Group	158,936	11,058,767
The Southern Co. (b)	152,695	11,071,914
The York Water Co.	62,084	2,791,917
Unitil Corp. (b)	178,277	8,892,457
WEC Energy Group, Inc. (b)	95,745	9,556,308
Xcel Energy, Inc. (b)	130,740	9,435,506
		241,398,428
		1,440,616,738
Total Common Stocks (Cost $2,851,374,519)		2,866,776,353

Collateral for Securities Loaned (2.8%)^
United States (2.8%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	1,851,680	1,851,680
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	51,939,458	51,939,458
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	924,080	924,080
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	7,368,327	7,368,327
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	33,129,436	33,129,436
Total Collateral for Securities Loaned (Cost $95,212,981)		95,212,981

Total Investments (Cost $2,946,587,500) — 87.9%		2,961,989,334
Other assets in excess of liabilities — 12.1%		408,991,371
NET ASSETS - 100.00%		$3,370,980,705

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $29,226,632 and amounted to 0.9% of net assets.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.1% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2022.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	4,801	6/20/22	$1,318,055,752	$1,427,697,375	$109,641,623

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	March 31, 2022
(Unaudited)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	3,857	6/20/22	$390,488,063	$413,547,540	$(23,059,477)
E-Mini MSCI Emerging Markets Index Futures	9,822	6/20/22	528,565,749	552,733,050	(24,167,301)
E-Mini Russell 2000 Index Futures	4,255	6/20/22	429,518,021	439,626,600	(10,108,579)
E-Mini S&P 500 Futures	10,306	6/20/22	2,205,304,893	2,334,695,475	(129,390,582)
					$(186,725,939)

	Total unrealized appreciation				$109,641,623
	Total unrealized depreciation				(186,725,939)
	Total net unrealized appreciation (depreciation)				$(77,084,316)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.6%):
Alphabet, Inc., Class A (a)	479	$1,332,267
AT&T, Inc.	60,180	1,422,053
Charter Communications, Inc., Class A (a)	2,221	1,211,600
Comcast Corp., Class A	29,168	1,365,646
Discovery, Inc., Class A (a)(b)	25,126	626,140
DISH Network Corp., Class A (a)	26,306	832,585
Electronic Arts, Inc.	9,731	1,231,069
Fox Corp., Class A	28,951	1,142,117
Liberty Broadband Corp., Class C (a)	9,546	1,291,765
Liberty Media Corp.-Liberty Formula One, Class C (a)	23,517	1,642,427
Lumen Technologies, Inc.	77,554	874,034
Match Group, Inc. (a)	7,132	775,534
Meta Platforms, Inc., Class A (a)	3,491	776,259
Netflix, Inc. (a)	1,915	717,340
News Corp., Class A	55,886	1,237,875
Omnicom Group, Inc. (b)	13,257	1,125,254
Paramount Global, Class B	24,717	934,550
Pinterest, Inc., Class A (a)	20,145	495,768
Roku, Inc. (a)(c)	3,286	411,637
Sirius XM Holdings, Inc. (b)	211,022	1,396,966
Take-Two Interactive Software, Inc. (a)	5,721	879,546
The Interpublic Group of Cos., Inc.	27,215	964,772
The Walt Disney Co. (a)	8,520	1,168,603
T-Mobile U.S., Inc. (a)	9,971	1,279,778
Verizon Communications, Inc.	42,810	2,180,741
Warner Music Group Corp., Class A	24,570	929,974
ZoomInfo Technologies, Inc. (a)	10,941	653,615
		28,899,915
Consumer Discretionary (8.2%):
Advance Auto Parts, Inc.	6,355	1,315,231
Amazon.com, Inc. (a)	325	1,059,484
Aptiv PLC (a)	7,827	936,970
AutoZone, Inc. (a)	734	1,500,722
Bath & Body Works, Inc.	14,848	709,734
Best Buy Co., Inc.	9,629	875,276
Booking Holdings, Inc. (a)	448	1,052,106
Burlington Stores, Inc. (a)	3,766	686,052
CarMax, Inc. (a)	8,443	814,581
Chewy, Inc., Class A (a)(b)	10,946	446,378
Chipotle Mexican Grill, Inc. (a)	671	1,061,542
D.R. Horton, Inc.	11,874	884,732
Darden Restaurants, Inc.	7,385	981,836
Dollar General Corp.	8,052	1,792,617
Dollar Tree, Inc. (a)	5,743	919,741
Domino's Pizza, Inc.	2,445	995,139
Etsy, Inc. (a)(c)	3,499	434,856
Ford Motor Co.	42,412	717,187
Garmin Ltd.	11,765	1,395,447
General Motors Co. (a)	18,669	816,582
Genuine Parts Co.	12,096	1,524,338
Hasbro, Inc.	12,125	993,280
Hilton Worldwide Holdings, Inc. (a)	7,096	1,076,747
Lennar Corp., Class A	10,838	879,720
LKQ Corp.	22,174	1,006,921
Lowe's Cos., Inc.	5,871	1,187,057
Marriott International, Inc., Class A (a)	6,084	1,069,263
McDonald's Corp.	8,901	2,201,039
MGM Resorts International	18,798	788,388
NIKE, Inc., Class B	8,051	1,083,343
NVR, Inc. (a)	253	1,130,219
O'Reilly Automotive, Inc. (a)	2,367	1,621,300
Pool Corp.	2,536	1,072,348
PulteGroup, Inc.	19,094	800,039
Ross Stores, Inc.	12,013	1,086,696

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Starbucks Corp.	15,573	$1,416,676
Tapestry, Inc.	22,123	821,869
Target Corp. (c)	7,380	1,566,184
Tesla, Inc. (a)	682	734,923
The Home Depot, Inc.	4,350	1,302,085
The TJX Cos., Inc.	18,763	1,136,662
Tractor Supply Co.	6,164	1,438,493
Ulta Beauty, Inc. (a)	2,647	1,054,088
Vail Resorts, Inc.	4,414	1,148,832
VF Corp.	19,195	1,091,428
Whirlpool Corp.	5,909	1,020,957
Williams-Sonoma, Inc.	5,602	812,290
Yum! Brands, Inc.	13,654	1,618,409
		52,079,807
Consumer Staples (8.7%):
Albertsons Cos., Inc., Class A	23,122	768,807
Altria Group, Inc.	30,654	1,601,671
Archer-Daniels-Midland Co.	19,475	1,757,813
Brown-Forman Corp., Class B	26,062	1,746,675
Bunge Ltd.	12,867	1,425,792
Campbell Soup Co.	37,823	1,685,771
Church & Dwight Co., Inc.	18,285	1,817,163
Colgate-Palmolive Co.	25,990	1,970,822
Conagra Brands, Inc.	46,798	1,571,009
Costco Wholesale Corp.	2,959	1,703,940
Darling Ingredients, Inc. (a)	12,557	1,009,332
General Mills, Inc.	25,793	1,746,702
Hormel Foods Corp. (b)	37,785	1,947,439
Kellogg Co. (b)	27,691	1,785,793
Keurig Dr Pepper, Inc.	45,195	1,712,890
Kimberly-Clark Corp.	14,722	1,813,162
McCormick & Co., Inc.	18,758	1,872,048
Molson Coors Beverage Co., Class B	22,683	1,210,819
Mondelez International, Inc., Class A	31,276	1,963,507
Monster Beverage Corp. (a)	17,102	1,366,450
PepsiCo, Inc.	13,836	2,315,870
Philip Morris International, Inc.	16,291	1,530,377
Sysco Corp.	14,882	1,215,115
The Clorox Co.	7,432	1,033,271
The Coca-Cola Co.	33,779	2,094,298
The Estee Lauder Cos., Inc.	4,018	1,094,182
The Hershey Co.	10,235	2,217,208
The J.M. Smucker Co.	12,300	1,665,543
The Kraft Heinz Co.	37,987	1,496,308
The Kroger Co.	21,165	1,214,236
The Procter & Gamble Co.	13,754	2,101,611
Tyson Foods, Inc., Class A	13,785	1,235,550
Walgreens Boots Alliance, Inc.	26,816	1,200,552
Walmart, Inc.	14,973	2,229,779
		55,121,505
Energy (3.4%):
APA Corp.	16,859	696,783
Chevron Corp.	9,471	1,542,163
ConocoPhillips	10,242	1,024,200
Continental Resources, Inc. (b)	11,278	691,680
Coterra Energy, Inc.	33,292	897,885
Devon Energy Corp.	11,119	657,467
Diamondback Energy, Inc.	4,888	670,047
EOG Resources, Inc.	7,307	871,214
Exxon Mobil Corp.	14,618	1,207,301
Halliburton Co.	23,043	872,638
Hess Corp.	7,809	835,875
Kinder Morgan, Inc.	78,285	1,480,369
Marathon Oil Corp.	30,420	763,846
Marathon Petroleum Corp.	13,200	1,128,600
Occidental Petroleum Corp.	13,818	784,033
ONEOK, Inc.	16,910	1,194,353

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Ovintiv, Inc.	13,504	$730,161
Phillips 66	10,735	927,397
Pioneer Natural Resources Co.	4,029	1,007,371
Schlumberger NV	21,114	872,219
The Williams Cos., Inc.	47,239	1,578,255
Valero Energy Corp.	10,703	1,086,783
		21,520,640
Financials (15.9%):
Aflac, Inc.	25,009	1,610,330
Ally Financial, Inc.	20,315	883,296
American Express Co.	5,520	1,032,240
American Financial Group, Inc.	9,862	1,436,104
American International Group, Inc.	17,842	1,119,942
Ameriprise Financial, Inc.	4,081	1,225,769
Aon PLC, Class A	4,528	1,474,453
Apollo Global Management, Inc.	15,248	945,224
Arch Capital Group Ltd. (a)	30,599	1,481,604
Ares Management Corp., Class A	13,221	1,073,942
Arthur J. Gallagher & Co.	10,408	1,817,237
Bank of America Corp.	27,931	1,151,316
Berkshire Hathaway, Inc., Class B (a)	6,635	2,341,558
BlackRock, Inc.	1,905	1,455,744
Blackstone, Inc.	6,732	854,560
Brown & Brown, Inc.	22,523	1,627,737
Capital One Financial Corp.	6,660	874,391
Cboe Global Markets, Inc.	12,033	1,376,816
Chubb Ltd.	7,194	1,538,797
Cincinnati Financial Corp.	10,269	1,396,173
Citigroup, Inc.	22,196	1,185,266
Citizens Financial Group, Inc.	19,491	883,527
CME Group, Inc.	7,318	1,740,659
CNA Financial Corp.	31,292	1,521,417
Coinbase Global, Inc., Class A (a)	2,768	525,532
Comerica, Inc.	10,313	932,605
Discover Financial Services	7,911	871,713
East West Bancorp, Inc.	11,119	878,623
Everest Re Group Ltd.	4,522	1,362,840
FactSet Research Systems, Inc.	4,193	1,820,391
Fidelity National Financial, Inc.	28,414	1,387,740
Fifth Third Bancorp	22,146	953,164
First Citizens BancShares, Inc., Class A	1,175	782,080
First Republic Bank	6,552	1,062,079
Franklin Resources, Inc.	31,876	889,978
Huntington Bancshares, Inc.	66,440	971,353
Interactive Brokers Group, Inc.	17,427	1,148,614
Intercontinental Exchange, Inc.	15,026	1,985,235
JPMorgan Chase & Co.	9,655	1,316,170
KeyCorp	44,045	985,727
KKR & Co., Inc.	16,160	944,875
Lincoln National Corp.	12,664	827,719
Loews Corp.	24,446	1,584,590
LPL Financial Holdings, Inc.	5,508	1,006,201
M&T Bank Corp.	5,496	931,572
Markel Corp. (a)	1,244	1,835,199
MarketAxess Holdings, Inc.	2,992	1,017,878
Marsh & McLennan Cos., Inc.	11,615	1,979,428
MetLife, Inc.	18,696	1,313,955
Moody's Corp.	4,387	1,480,218
Morgan Stanley	12,710	1,110,854
Morningstar, Inc.	4,359	1,190,748
MSCI, Inc.	2,251	1,131,983
Nasdaq, Inc.	9,068	1,615,918
Northern Trust Corp.	9,835	1,145,286
Principal Financial Group, Inc.	16,332	1,198,932
Prudential Financial, Inc.	11,154	1,318,068
Raymond James Financial, Inc.	10,914	1,199,558
Regions Financial Corp.	40,441	900,217

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Rocket Cos., Inc., Class A (b)	64,989	$722,678
S&P Global, Inc.	3,940	1,616,109
Signature Bank	2,362	693,223
State Street Corp.	11,468	999,092
SVB Financial Group (a)	1,322	739,593
Synchrony Financial	23,139	805,469
T. Rowe Price Group, Inc.	8,015	1,211,788
The Allstate Corp.	12,032	1,666,552
The Bank of New York Mellon Corp.	21,699	1,076,921
The Carlyle Group, Inc.	20,066	981,428
The Charles Schwab Corp.	12,846	1,083,046
The Goldman Sachs Group, Inc.	3,601	1,188,690
The Hartford Financial Services Group, Inc.	20,637	1,481,943
The PNC Financial Services Group, Inc.	6,431	1,186,198
The Progressive Corp.	16,032	1,827,488
The Travelers Cos., Inc.	8,784	1,605,100
Tradeweb Markets, Inc., Class A	17,025	1,495,987
Truist Financial Corp.	17,942	1,017,311
U.S. Bancorp	21,371	1,135,869
Upstart Holdings, Inc. (a)	1,992	217,307
W.R. Berkley Corp.	24,280	1,616,805
Webster Financial Corp.	15,323	859,927
Wells Fargo & Co.	18,548	898,836
Zions Bancorp NA	13,399	878,438
		100,660,943
Health Care (14.0%):
Abbott Laboratories	13,776	1,630,527
AbbVie, Inc.	11,840	1,919,382
ABIOMED, Inc. (a)	2,680	887,723
Agilent Technologies, Inc.	10,724	1,419,107
Align Technology, Inc. (a)	1,676	730,736
AmerisourceBergen Corp.	11,653	1,802,836
Amgen, Inc.	6,803	1,645,101
Anthem, Inc.	2,854	1,401,942
Avantor, Inc. (a)	31,841	1,076,863
Baxter International, Inc.	19,965	1,548,086
Becton Dickinson & Co.	6,300	1,675,800
Biogen, Inc. (a)	4,836	1,018,462
Bio-Rad Laboratories, Inc., Class A (a)	1,848	1,040,849
Bio-Techne Corp.	2,401	1,039,729
Boston Scientific Corp. (a)	30,544	1,352,794
Bristol-Myers Squibb Co.	25,826	1,886,073
Bruker Corp.	16,159	1,039,024
Cardinal Health, Inc.	21,764	1,234,019
Catalent, Inc. (a)	10,662	1,182,416
Centene Corp. (a)	13,190	1,110,466
Charles River Laboratories International, Inc. (a)	3,612	1,025,700
Cigna Corp.	5,037	1,206,916
CVS Health Corp.	14,595	1,477,160
Danaher Corp.	4,888	1,433,797
DaVita, Inc. (a)	10,223	1,156,323
DENTSPLY SIRONA, Inc.	22,195	1,092,438
Dexcom, Inc. (a)	1,838	940,321
Edwards Lifesciences Corp. (a)	10,556	1,242,652
Eli Lilly & Co.	4,689	1,342,789
Gilead Sciences, Inc. (c)	32,102	1,908,464
HCA Healthcare, Inc.	4,393	1,100,974
Henry Schein, Inc. (a)	15,684	1,367,488
Hologic, Inc. (a)	19,970	1,534,095
Horizon Therapeutics PLC (a)	12,893	1,356,473
Humana, Inc.	2,288	995,669
IDEXX Laboratories, Inc. (a)	2,030	1,110,532
Illumina, Inc. (a)	2,633	919,970
Incyte Corp. (a)	16,874	1,340,133
Insulet Corp. (a)	2,809	748,289
Intuitive Surgical, Inc. (a)	3,924	1,183,792
IQVIA Holdings, Inc. (a)	5,783	1,337,087
Johnson & Johnson (c)	12,994	2,302,927

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	5,321	$1,402,935
McKesson Corp.	5,860	1,793,922
Medtronic PLC	14,648	1,625,196
Merck & Co., Inc.	16,706	1,370,727
Mettler-Toledo International, Inc. (a)	931	1,278,440
Moderna, Inc. (a)	2,436	419,625
Molina Healthcare, Inc. (a)	3,527	1,176,572
PerkinElmer, Inc.	6,832	1,191,911
Pfizer, Inc.	21,919	1,134,747
Quest Diagnostics, Inc.	11,190	1,531,463
Regeneron Pharmaceuticals, Inc. (a)	2,019	1,410,110
Repligen Corp. (a)	3,620	680,886
ResMed, Inc.	5,339	1,294,761
STERIS PLC	5,938	1,435,630
Stryker Corp.	5,433	1,452,513
Teleflex, Inc.	3,050	1,082,231
The Cooper Cos., Inc.	3,427	1,431,081
Thermo Fisher Scientific, Inc.	2,688	1,587,667
UnitedHealth Group, Inc.	3,328	1,697,180
Universal Health Services, Inc., Class B	8,191	1,187,285
Veeva Systems, Inc., Class A (a)	4,545	965,631
Vertex Pharmaceuticals, Inc. (a)	5,786	1,509,972
Waters Corp. (a)	4,495	1,395,203
West Pharmaceutical Services, Inc.	2,908	1,194,345
Zimmer Biomet Holdings, Inc.	8,608	1,100,963
Zoetis, Inc.	8,280	1,561,525
		88,678,445
Industrials (16.0%):
3M Co.	11,225	1,671,178
AMERCO, Inc.	2,240	1,337,146
AMETEK, Inc.	13,071	1,740,796
AO Smith Corp.	18,091	1,155,834
Booz Allen Hamilton Holding Corp.	15,435	1,355,810
Builders FirstSource, Inc. (a)	11,577	747,180
C.H. Robinson Worldwide, Inc.	13,370	1,440,083
Carlisle Cos., Inc.	6,270	1,541,918
Carrier Global Corp.	26,893	1,233,582
Caterpillar, Inc.	6,707	1,494,454
Cintas Corp.	3,873	1,647,535
Copart, Inc. (a)	10,124	1,270,258
CoStar Group, Inc. (a)(c)	14,436	961,582
CSX Corp.	42,834	1,604,133
Cummins, Inc.	7,239	1,484,791
Deere & Co.	3,092	1,284,602
Delta Air Lines, Inc. (a)	20,882	826,301
Dover Corp.	9,846	1,544,837
Eaton Corp. PLC	9,236	1,401,655
Emerson Electric Co.	14,604	1,431,922
Equifax, Inc.	5,183	1,228,889
Expeditors International of Washington, Inc.	13,307	1,372,750
Fastenal Co.	31,203	1,853,458
FedEx Corp.	5,891	1,363,119
Fortive Corp.	23,255	1,416,927
Fortune Brands Home & Security, Inc.	13,858	1,029,372
Generac Holdings, Inc. (a)	2,320	689,643
General Dynamics Corp.	8,044	1,940,052
Graco, Inc.	21,809	1,520,523
HEICO Corp.	8,971	1,377,407
Honeywell International, Inc.	8,082	1,572,596
Howmet Aerospace, Inc.	27,805	999,312
IDEX Corp.	7,850	1,505,081
Illinois Tool Works, Inc.	8,307	1,739,486
Ingersoll Rand, Inc. (c)	24,521	1,234,632
J.B. Hunt Transport Services, Inc.	6,058	1,216,386
Jacobs Engineering Group, Inc.	10,719	1,477,185
Johnson Controls International PLC	22,132	1,451,195
L3Harris Technologies, Inc.	5,305	1,318,133

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Leidos Holdings, Inc.	11,443	$1,236,073
Lockheed Martin Corp.	3,316	1,463,682
Masco Corp.	26,059	1,329,009
Nordson Corp.	6,339	1,439,460
Norfolk Southern Corp.	5,495	1,567,284
Northrop Grumman Corp.	3,039	1,359,102
Old Dominion Freight Line, Inc.	3,825	1,142,451
Otis Worldwide Corp.	19,295	1,484,750
PACCAR, Inc.	16,139	1,421,362
Parker-Hannifin Corp.	4,223	1,198,318
Quanta Services, Inc.	8,228	1,082,887
Raytheon Technologies Corp.	14,284	1,415,116
Regal Rexnord Corp.	6,616	984,328
Republic Services, Inc. (c)	14,522	1,924,165
Robert Half International, Inc.	11,202	1,279,044
Rockwell Automation, Inc.	5,253	1,470,998
Rollins, Inc.	36,434	1,277,012
Roper Technologies, Inc.	3,781	1,785,502
Snap-on, Inc.	6,222	1,278,497
Southwest Airlines Co. (a)	22,416	1,026,653
Stanley Black & Decker, Inc.	7,608	1,063,522
Textron, Inc.	15,604	1,160,626
Trane Technologies PLC	8,639	1,319,175
TransDigm Group, Inc. (a)	1,694	1,103,709
TransUnion	13,546	1,399,844
Trex Co., Inc. (a)	8,467	553,149
Union Pacific Corp.	6,844	1,869,849
United Parcel Service, Inc., Class B	5,510	1,181,675
United Rentals, Inc. (a)	2,899	1,029,754
Verisk Analytics, Inc.	9,322	2,000,781
W.W. Grainger, Inc.	3,102	1,599,981
Waste Management, Inc.	14,192	2,249,432
Watsco, Inc.	5,312	1,618,248
Westinghouse Air Brake Technologies Corp.	13,280	1,277,138
Xylem, Inc.	13,579	1,157,746
		101,232,065
Information Technology (14.7%):
Accenture PLC, Class A	4,283	1,444,356
Adobe, Inc. (a)	2,026	923,086
Advanced Micro Devices, Inc. (a)	5,206	569,224
Akamai Technologies, Inc. (a)	13,327	1,591,110
Amphenol Corp., Class A	20,877	1,573,082
Analog Devices, Inc.	7,422	1,225,966
ANSYS, Inc. (a)	3,397	1,079,057
Apple, Inc.	8,229	1,436,866
Applied Materials, Inc.	6,018	793,172
AppLovin Corp., Class A (a)	8,223	452,841
Arista Networks, Inc. (a)	6,953	966,328
Autodesk, Inc. (a)	3,917	839,609
Automatic Data Processing, Inc.	7,548	1,717,472
Bentley Systems, Inc., Class B	23,399	1,033,768
Block, Inc. (a)(c)	4,004	542,942
Broadcom, Inc.	2,022	1,273,213
Broadridge Financial Solutions, Inc.	9,948	1,549,003
Cadence Design Systems, Inc. (a)	6,414	1,054,846
CDW Corp.	7,360	1,316,630
Cisco Systems, Inc.	28,042	1,563,622
Cognex Corp.	14,011	1,080,949
Cognizant Technology Solutions Corp., Class A	17,227	1,544,745
Corning, Inc.	30,021	1,108,075
Dell Technologies, Inc., Class C (a)	24,088	1,208,977
Dynatrace, Inc. (a)	15,911	749,408
Enphase Energy, Inc. (a)	2,923	589,803
Entegris, Inc.	6,556	860,541
EPAM Systems, Inc. (a)	2,212	656,101
F5, Inc. (a)	5,752	1,201,880
Fair Isaac Corp. (a)	1,990	928,255
Fidelity National Information Services, Inc.	10,605	1,064,954

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	11,721	$1,188,509
FleetCor Technologies, Inc. (a)	4,862	1,210,930
Fortinet, Inc. (a)	2,143	732,349
Gartner, Inc. (a)	3,656	1,087,514
Global Payments, Inc.	6,876	940,912
GoDaddy, Inc., Class A (a)	10,499	878,766
Hewlett Packard Enterprise Co.	72,444	1,210,539
HP, Inc.	31,129	1,129,983
Intel Corp.	24,247	1,201,681
International Business Machines Corp.	12,106	1,574,022
Intuit, Inc.	2,077	998,705
Jack Henry & Associates, Inc.	8,241	1,623,889
Juniper Networks, Inc.	38,164	1,418,174
Keysight Technologies, Inc. (a)	8,402	1,327,264
KLA Corp.	2,318	848,527
Lam Research Corp.	1,524	819,318
Mastercard, Inc., Class A	2,918	1,042,835
Microchip Technology, Inc.	12,898	969,156
Micron Technology, Inc.	9,826	765,347
Microsoft Corp. (c)	4,713	1,453,065
Monolithic Power Systems, Inc.	1,791	869,853
Motorola Solutions, Inc.	6,381	1,545,478
NetApp, Inc.	15,781	1,309,823
NortonLifeLock, Inc.	40,503	1,074,140
NVIDIA Corp.	2,663	726,626
NXP Semiconductors NV	4,568	845,445
ON Semiconductor Corp. (a)	10,362	648,765
Oracle Corp.	13,819	1,143,246
Paychex, Inc.	13,400	1,828,698
Paycom Software, Inc. (a)	2,423	839,279
Paylocity Holding Corp. (a)	3,620	744,887
PayPal Holdings, Inc. (a)	6,268	724,894
PTC, Inc. (a)	9,053	975,189
Qorvo, Inc. (a)	6,621	821,666
QUALCOMM, Inc.	5,160	788,551
Salesforce, Inc. (a)	4,533	962,447
ServiceNow, Inc. (a)(c)	1,422	791,898
Skyworks Solutions, Inc.	7,645	1,018,926
SS&C Technologies Holdings, Inc.	21,439	1,608,354
Synopsys, Inc. (a)	3,139	1,046,134
TE Connectivity Ltd.	9,018	1,181,178
Teledyne Technologies, Inc. (a)	3,522	1,664,603
Teradyne, Inc.	5,979	706,897
Texas Instruments, Inc.	7,668	1,406,925
The Trade Desk, Inc., Class A (a)	5,123	354,768
Trimble, Inc. (a)	16,506	1,190,743
Tyler Technologies, Inc. (a)	2,509	1,116,229
Ubiquiti, Inc.	3,243	944,232
VeriSign, Inc. (a)	7,049	1,568,120
Visa, Inc., Class A (b)	5,487	1,216,852
VMware, Inc., Class A	9,473	1,078,690
Western Digital Corp. (a)	16,424	815,452
Workday, Inc., Class A (a)	4,548	1,089,064
Zebra Technologies Corp. (a)	2,598	1,074,793
Zoom Video Communications, Inc., Class A (a)	4,883	572,434
		92,656,645
Materials (5.9%):
Air Products and Chemicals, Inc.	6,742	1,684,893
Albemarle Corp.	3,592	794,371
Alcoa Corp.	7,274	654,878
Avery Dennison Corp.	7,790	1,355,226
Ball Corp.	14,794	1,331,460
Celanese Corp.	8,679	1,239,969
CF Industries Holdings, Inc.	9,828	1,012,874
Cleveland-Cliffs, Inc. (a)	25,486	820,904
Corteva, Inc.	24,188	1,390,326
Dow, Inc.	21,370	1,361,696

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
DuPont de Nemours, Inc.	15,254	$1,122,389
Eastman Chemical Co.	9,763	1,094,042
Ecolab, Inc.	8,326	1,470,039
FMC Corp.	9,427	1,240,310
Freeport-McMoRan, Inc.	15,267	759,381
International Flavors & Fragrances, Inc.	10,316	1,354,800
International Paper Co.	33,338	1,538,549
LyondellBasell Industries NV, Class A	11,811	1,214,407
Martin Marietta Materials, Inc.	3,223	1,240,500
Newmont Corp.	17,165	1,363,759
Nucor Corp.	5,548	824,710
Packaging Corp. of America	9,665	1,508,803
PPG Industries, Inc.	10,759	1,410,182
Reliance Steel & Aluminum Co.	5,926	1,086,532
RPM International, Inc.	18,856	1,535,633
Steel Dynamics, Inc.	11,084	924,738
The Mosaic Co.	14,900	990,850
The Sherwin-Williams Co.	6,267	1,564,369
Vulcan Materials Co.	6,904	1,268,265
Westlake Corp.	8,802	1,086,167
Westrock Co.	24,593	1,156,609
		37,401,631
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	11,891	1,088,264
Jones Lang LaSalle, Inc. (a)	4,058	971,729
		2,059,993
Utilities (7.8%):
Alliant Energy Corp.	30,285	1,892,207
Ameren Corp.	21,994	2,062,157
American Electric Power Co., Inc. (c)	22,282	2,223,075
American Water Works Co., Inc.	10,518	1,741,045
Atmos Energy Corp.	15,621	1,866,553
CenterPoint Energy, Inc.	62,618	1,918,616
CMS Energy Corp.	29,758	2,081,275
Consolidated Edison, Inc. (c)	20,757	1,965,273
Dominion Energy, Inc.	22,130	1,880,386
DTE Energy Co.	16,602	2,194,950
Duke Energy Corp. (c)	19,711	2,200,930
Edison International	26,201	1,836,690
Entergy Corp.	14,659	1,711,438
Essential Utilities, Inc.	34,203	1,748,799
Evergy, Inc. (c)	30,574	2,089,427
Eversource Energy (c)	20,471	1,805,338
Exelon Corp.	45,234	2,154,495
FirstEnergy Corp.	42,822	1,963,817
NextEra Energy, Inc. (c)	17,367	1,471,159
NiSource, Inc.	65,146	2,071,643
PPL Corp.	71,690	2,047,466
Sempra Energy	11,635	1,956,076
The Southern Co. (c)	31,225	2,264,125
WEC Energy Group, Inc. (c)	19,579	1,954,180
Xcel Energy, Inc. (c)	26,735	1,929,465
		49,030,585
Total Common Stocks (Cost $498,742,458)		629,342,174

Collateral for Securities Loaned (1.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	137,102	137,102
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	3,845,701	3,845,701
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	68,421	68,421
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	545,566	545,566

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	2,452,970	$2,452,970
Total Collateral for Securities Loaned (Cost $7,049,760)		7,049,760
Total Investments (Cost $505,792,218) — 100.6%		636,391,934
Liabilities in excess of other assets — (0.6)%		(3,998,794)
NET ASSETS - 100.00%		$632,393,140

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	12	6/20/22	$2,591,603	$2,718,450	$126,847

	Total unrealized appreciation				$126,847
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$126,847

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.8%)
Communication Services (3.0%):
Advantage Solutions, Inc. (a)	6,080	$38,790
AMC Networks, Inc., Class A (a)	833	33,845
Boston Omaha Corp., Class A (a)	1,535	38,943
Cars.com, Inc. (a)	2,301	33,203
EchoStar Corp., Class A (a)	1,899	46,222
Gray Television, Inc.	2,103	46,413
IDT Corp., Class B (a)	819	27,920
John Wiley & Sons, Inc., Class A	1,311	69,522
Scholastic Corp.	1,654	66,623
Sciplay Corp., Class A (a)	2,936	37,933
Shenandoah Telecommunications Co.	1,358	32,022
Telephone & Data Systems, Inc.	2,837	53,563
The EW Scripps Co., Class A (a)	2,317	48,171
Thryv Holdings, Inc. (a)	1,170	32,900
United States Cellular Corp. (a)	2,167	65,508
WideOpenWest, Inc. (a)	2,762	48,169
Yelp, Inc. (a)	1,501	51,199
		770,946
Consumer Discretionary (13.3%):
1-800-Flowers.com, Inc., Class A (a)	2,042	26,056
Abercrombie & Fitch Co. (a)	921	29,463
Academy Sports & Outdoors, Inc.	1,245	49,053
Accel Entertainment, Inc. (a)	3,860	47,015
American Axle & Manufacturing Holdings, Inc. (a)	3,873	30,054
Arko Corp.	5,486	49,923
Big Lots, Inc.	1,160	40,136
Bloomin' Brands, Inc.	1,680	36,859
Boot Barn Holdings, Inc. (a)	446	42,276
Brinker International, Inc. (a)	937	35,756
Caleres, Inc.	1,731	33,460
Camping World Holdings, Inc., Class A	1,414	39,521
Carriage Services, Inc.	1,138	60,690
Cavco Industries, Inc. (a)	189	45,521
Century Communities, Inc.	690	36,963
Chuy's Holdings, Inc. (a)	1,218	32,886
Clarus Corp.	2,244	51,118
Dana, Inc.	2,181	38,320
Dave & Buster's Entertainment, Inc. (a)	773	37,954
Denny's Corp. (a)	3,043	43,545
Dine Brands Global, Inc.	509	39,677
Dorman Products, Inc. (a)	724	68,802
Dream Finders Homes, Inc., Class A (a)	1,911	32,640
Ethan Allen Interiors, Inc.	1,888	49,220
Everi Holdings, Inc. (a)	1,637	34,377
Fossil Group, Inc. (a)	2,279	21,970
Franchise Group, Inc.	1,049	43,460
Frontdoor, Inc. (a)	1,757	52,446
Funko, Inc., Class A (a)	2,290	39,503
Genesco, Inc. (a)	574	36,512
Gentherm, Inc. (a)	528	38,565
G-III Apparel Group Ltd. (a)	1,719	46,499
Golden Entertainment, Inc. (a)	684	39,720
GoPro, Inc., Class A (a)	5,527	47,145
Graham Holdings Co., Class B	119	72,765
Green Brick Partners, Inc. (a)	1,761	34,797
Groupon, Inc. (a)	1,196	22,999
Guess?, Inc. (b)	1,746	38,150
iRobot Corp. (a)	639	40,513
Jack in the Box, Inc.	734	68,563
Johnson Outdoors, Inc., Class A	812	63,117
Kontoor Brands, Inc.	914	37,794
La-Z-Boy, Inc.	1,536	40,504
M/I Homes, Inc. (a)	975	43,241
Malibu Boats, Inc., Class A (a)	691	40,085

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
MarineMax, Inc. (a)	946	$38,086
Monarch Casino & Resort, Inc. (a)	626	54,606
Monro, Inc.	1,067	47,311
Movado Group, Inc.	1,071	41,823
National Vision Holdings, Inc. (a)	1,316	57,338
Ollie's Bargain Outlet Holdings, Inc. (a)	882	37,891
OneWater Marine, Inc.	807	27,801
Overstock.com, Inc. (a)	442	19,450
Oxford Industries, Inc.	588	53,214
Patrick Industries, Inc.	677	40,823
Perdoceo Education Corp. (a)	6,132	70,395
PubMatic, Inc., Class A (a)	806	21,053
Qurate Retail, Inc., Class A	5,643	26,861
Rent-A-Center, Inc.	1,258	31,689
Ruth's Hospitality Group, Inc.	1,790	40,955
Sally Beauty Holdings, Inc. (a)	2,161	33,776
Shoe Carnival, Inc.	1,325	38,637
Sleep Number Corp. (a)	582	29,513
Smith & Wesson Brands, Inc.	1,682	25,449
Sonic Automotive, Inc., Class A	839	35,666
Standard Motor Products, Inc.	1,715	73,985
Strategic Education, Inc.	723	47,993
Stride, Inc. (a)	1,083	39,345
Sturm Ruger & Co., Inc.	870	60,569
The Aaron's Co., Inc.	1,779	35,722
The Buckle, Inc.	1,034	34,163
The Cheesecake Factory, Inc. (a)	982	39,074
The Children's Place, Inc. (a)	496	24,453
Tri Pointe Homes, Inc. (a)	2,285	45,883
Tupperware Brands Corp. (a)	1,729	33,629
Urban Outfitters, Inc. (a)	1,539	38,644
Vista Outdoor, Inc. (a)	1,236	44,113
Winmark Corp.	257	56,540
Winnebago Industries, Inc.	726	39,226
Wolverine World Wide, Inc.	2,185	49,294
WW International, Inc. (a)	3,227	33,012
XPEL, Inc. (a)	473	24,885
Zumiez, Inc. (a)	842	32,173
		3,424,673
Consumer Staples (6.8%):
B&G Foods, Inc. (b)	2,482	66,964
BellRing Brands, Inc. (a)	1,638	37,805
Central Garden & Pet Co., Class A (a)	1,522	62,067
e.l.f. Beauty, Inc. (a)	2,241	57,885
Edgewell Personal Care Co.	1,433	52,548
Energizer Holdings, Inc.	2,299	70,717
Fresh Del Monte Produce, Inc.	2,243	58,116
Grocery Outlet Holding Corp. (a)	1,793	58,775
Hostess Brands, Inc. (a)	3,781	82,955
Ingles Markets, Inc., Class A	755	67,233
Inter Parfums, Inc.	637	56,088
John B Sanfilippo & Son, Inc.	1,218	101,630
Medifast, Inc.	250	42,695
MGP Ingredients, Inc.	571	48,872
Mission Produce, Inc. (a)	4,289	54,256
Nu Skin Enterprises, Inc., Class A	1,162	55,637
PriceSmart, Inc.	950	74,926
SpartanNash Co.	2,654	87,555
The Andersons, Inc.	1,277	64,182
The Duckhorn Portfolio, Inc. (a)	2,384	43,365
Tootsie Roll Industries, Inc.	2,045	71,494
United Natural Foods, Inc. (a)	894	36,967
Universal Corp.	1,552	90,125
USANA Health Sciences, Inc. (a)	857	68,089
Utz Brands, Inc.	3,212	47,473
Vector Group Ltd.	4,577	55,107
WD-40 Co.	284	52,037
Weis Markets, Inc.	1,130	80,705
		1,746,268

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Energy (2.5%):
Arch Resources, Inc.	327	$44,923
Archrock, Inc.	5,872	54,199
Brigham Minerals, Inc.	2,184	55,801
Centennial Resource Development, Inc., Class A (a)	3,113	25,122
CONSOL Energy, Inc. (a)	848	31,910
Core Laboratories NV	1,343	42,479
CVR Energy, Inc.	1,765	45,078
Gulfport Energy Corp. (a)	723	64,940
Laredo Petroleum, Inc. (a)	275	21,763
Noble Corp. (a)	1,678	58,814
Oasis Petroleum, Inc.	305	44,621
PBF Energy, Inc., Class A (a)	1,478	36,019
Peabody Energy Corp. (a)	1,020	25,021
RPC, Inc. (a)	3,361	35,862
World Fuel Services Corp.	1,722	46,563
		633,115
Financials (24.7%):
1st Source Corp.	1,418	65,583
A-Mark Precious Metals, Inc.	600	46,404
Amerant Bancorp, Inc.	1,673	52,850
AMERISAFE, Inc.	1,305	64,819
AssetMark Financial Holdings, Inc. (a)	3,237	72,023
Atlanticus Holdings Corp. (a)	583	30,194
B Riley Financial, Inc.	702	49,112
Banc of California, Inc.	2,865	55,466
BancFirst Corp.	991	82,461
Banner Corp.	997	58,354
Berkshire Hills Bancorp, Inc.	2,038	59,041
BGC Partners, Inc., Class A	11,538	50,767
Blucora, Inc. (a)	3,183	62,228
Brightsphere Investment Group, Inc.	2,579	62,541
Brookline Bancorp, Inc.	4,221	66,776
Byline Bancorp, Inc.	2,297	61,284
Capitol Federal Financial, Inc.	7,864	85,560
City Holding Co.	1,001	78,779
CNO Financial Group, Inc.	2,759	69,223
Columbia Banking System, Inc.	1,429	46,114
Columbia Financial, Inc. (a)	3,965	85,287
ConnectOne Bancorp, Inc.	2,026	64,852
Customers Bancorp, Inc. (a)	602	31,388
Dime Community Bancshares, Inc.	2,107	72,839
Donnelley Financial Solutions, Inc. (a)	1,278	42,506
Eagle Bancorp, Inc.	1,121	63,908
Employers Holdings, Inc.	1,987	81,507
Encore Capital Group, Inc. (a)	1,059	66,431
Enova International, Inc. (a)	1,080	41,008
Enterprise Financial Services Corp.	1,459	69,025
FB Financial Corp.	1,425	63,299
Federal Agricultural Mortgage Corp., Class C	566	61,400
First BanCorp/Puerto Rico	3,917	51,391
First Bancorp/Southern Pines NC	1,351	56,431
First Busey Corp.	2,398	60,765
First Commonwealth Financial Corp.	4,053	61,444
First Financial Bancorp	2,532	58,363
First Foundation, Inc.	2,318	56,304
First Merchants Corp.	1,476	61,402
FirstCash Holdings, Inc.	880	61,899
Fulton Financial Corp.	3,589	59,649
GCM Grosvenor, Inc., Class A	7,200	69,912
Genworth Financial, Inc. (a)	11,629	43,958
German American Bancorp, Inc.	1,568	59,568
Green Dot Corp., Class A (a)	1,749	48,063
Heartland Financial USA, Inc.	1,333	63,757
Heritage Financial Corp.	2,467	61,823

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Hilltop Holdings, Inc.	2,071	$60,887
HomeStreet, Inc.	1,292	61,215
Hope Bancorp, Inc.	3,449	55,460
Horace Mann Educators Corp.	1,813	75,838
Horizon Bancorp, Inc.	3,319	61,966
International Bancshares Corp.	1,426	60,191
Kearny Financial Corp.	5,985	77,087
Lakeland Bancorp, Inc.	3,863	64,512
Lakeland Financial Corp.	810	59,130
LendingClub Corp. (a)	994	15,685
LendingTree, Inc. (a)	284	33,986
Live Oak Bancshares, Inc.	590	30,025
Merchants Bancorp	2,043	55,937
Meta Financial Group, Inc.	989	54,316
Metropolitan Bank Holding Corp. (a)	478	48,646
National Bank Holdings Corp., Class A	1,515	61,024
Navient Corp.	2,668	45,463
NBT Bancorp, Inc.	1,883	68,033
Nicolet Bankshares, Inc. (a)	797	74,575
NMI Holdings, Inc., Class A (a)	2,247	46,333
Northwest Bancshares, Inc.	6,122	82,708
OceanFirst Financial Corp.	2,972	59,737
OFG Bancorp	1,869	49,790
Open Lending Corp., Class A (a)	1,425	26,947
Origin Bancorp, Inc.	1,523	64,408
Palomar Holdings, Inc. (a)	678	43,385
Park National Corp.	493	64,770
Peoples Bancorp, Inc.	2,443	76,490
Piper Sandler Cos.	368	48,300
PJT Partners, Inc., Class A	1,014	64,004
PRA Group, Inc. (a)	1,685	75,960
Preferred Bank	882	65,347
Premier Financial Corp.	1,980	60,053
ProAssurance Corp.	2,581	69,377
PROG Holdings, Inc. (a)	1,390	39,990
Provident Financial Services, Inc.	3,189	74,623
Renasant Corp.	1,722	57,601
S&T Bancorp, Inc.	2,032	60,107
Safety Insurance Group, Inc.	1,134	103,024
Sandy Spring Bancorp, Inc.	1,302	58,486
Seacoast Banking Corp. of Florida	1,574	55,122
SiriusPoint Ltd. (a)	9,654	72,212
Southside Bancshares, Inc.	1,673	68,309
Stewart Information Services Corp.	1,055	63,944
Stock Yards Bancorp, Inc.	1,257	66,495
StoneX Group, Inc. (a)	729	54,114
The Bancorp, Inc. (a)	1,357	38,444
Tompkins Financial Corp. (b)	861	67,391
Towne Bank	2,261	67,694
TriCo Bancshares	1,578	63,167
Triumph Bancorp, Inc. (a)	430	40,429
Trustmark Corp.	1,957	59,473
Veritex Holdings, Inc.	1,408	53,743
Victory Capital Holdings, Inc., Class A (c)	1,473	42,526
Virtus Investment Partners, Inc.	215	51,598
Washington Federal, Inc.	1,987	65,213
Washington Trust Bancorp, Inc.	1,282	67,305
WesBanco, Inc.	1,620	55,663
Westamerica Bancorp	1,359	82,220
World Acceptance Corp. (a)	153	29,352
		6,357,588
Health Care (10.4%):
AdaptHealth Corp. (a)	2,200	35,266
Addus HomeCare Corp. (a)	507	47,298
Agiliti, Inc. (a)	2,035	42,939
Allscripts Healthcare Solutions, Inc. (a)	2,920	65,758
Amneal Pharmaceuticals, Inc. (a)	9,115	38,010

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	2,027	$72,769
AnaptysBio, Inc. (a)	1,277	31,593
Apollo Medical Holdings, Inc. (a)	429	20,794
Arcus Biosciences, Inc. (a)	766	24,175
Atrion Corp.	79	56,327
Avanos Medical, Inc. (a)	1,376	46,096
Aveanna Healthcare Holdings, Inc. (a)	7,621	25,988
Avid Bioservices, Inc. (a)	1,539	31,349
Bioventus, Inc., Class A (a)	3,219	45,388
Catalyst Pharmaceuticals, Inc. (a)	4,890	40,538
Collegium Pharmaceutical, Inc. (a)	2,076	42,267
Community Health Systems, Inc. (a)	2,848	33,806
Corcept Therapeutics, Inc. (a)	1,670	37,608
CorVel Corp. (a)	348	58,617
Cross Country Healthcare, Inc. (a)	1,255	27,196
Cutera, Inc. (a)	1,153	79,557
Dynavax Technologies Corp. (a)	1,968	21,333
Emergent BioSolutions, Inc. (a)	703	28,865
Fulgent Genetics, Inc. (a)	467	29,145
Haemonetics Corp. (a)	675	42,673
Hanger, Inc. (a)	2,790	51,141
Harmony Biosciences Holdings, Inc. (a)	940	45,731
Innovage Holding Corp. (a)	4,318	27,722
Innoviva, Inc. (a)	2,784	53,870
Integer Holdings Corp. (a)	754	60,750
Ironwood Pharmaceuticals, Inc. (a)	5,784	72,763
iTeos Therapeutics, Inc. (a)	769	24,746
LeMaitre Vascular, Inc.	1,174	54,556
Ligand Pharmaceuticals, Inc. (a)	355	39,934
MEDNAX, Inc. (a)	2,324	54,568
Meridian Bioscience, Inc. (a)	1,507	39,122
Mesa Laboratories, Inc.	272	69,327
Multiplan Corp. (a)	6,739	31,539
National HealthCare Corp.	1,093	76,761
National Research Corp.	1,467	58,167
Natus Medical, Inc. (a)	1,771	46,542
NextGen Healthcare, Inc. (a)	3,223	67,393
OptimizeRx Corp. (a)	665	25,077
Organogenesis Holdings, Inc. (a)	4,139	31,539
Pacira BioSciences, Inc. (a)	805	61,438
Patterson Cos., Inc.	2,039	66,002
Phibro Animal Health Corp., Class A	2,350	46,882
Prestige Consumer Healthcare, Inc. (a)	1,197	63,369
Prothena Corp. PLC (a)	764	27,939
RadNet, Inc. (a)	1,519	33,980
REGENXBIO, Inc. (a)	1,025	34,020
Simulations Plus, Inc.	959	48,890
Supernus Pharmaceuticals, Inc. (a)	1,578	51,001
Syndax Pharmaceuticals, Inc. (a)	2,191	38,080
Tivity Health, Inc. (a)	2,035	65,466
U.S. Physical Therapy, Inc.	502	49,924
uniQure NV (a)	1,859	33,592
Varex Imaging Corp. (a)	2,255	48,009
Xencor, Inc. (a)	1,519	40,527
		2,665,722
Industrials (21.1%):
AAR Corp. (a)	1,239	60,005
ACCO Brands Corp.	6,301	50,408
AerSale Corp. (a)	2,286	35,936
Air Transport Services Group, Inc. (a)	1,870	62,551
Alamo Group, Inc.	519	74,627
Albany International Corp.	718	60,542
Altra Industrial Motion Corp.	1,185	46,132
ArcBest Corp.	397	31,958
Arcosa, Inc.	1,014	58,051
Astec Industries, Inc.	984	42,312
Atlas Air Worldwide Holdings, Inc. (a)	737	63,655
AZZ, Inc.	1,354	65,317

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Barnes Group, Inc.	1,484	$59,642
BlueLinx Holdings, Inc. (a)	284	20,414
Brady Corp., Class A	1,773	82,037
BrightView Holdings, Inc. (a)	3,685	50,153
CBIZ, Inc. (a)	2,040	85,619
Columbus McKinnon Corp.	1,296	54,950
Construction Partners, Inc., Class A (a)	1,752	45,867
CRA International, Inc.	555	46,764
CSW Industrials, Inc.	586	68,908
Daseke, Inc. (a)	3,582	36,071
Deluxe Corp.	1,627	49,200
Douglas Dynamics, Inc.	1,641	56,762
Dycom Industries, Inc. (a)	445	42,391
Eagle Bulk Shipping, Inc. (b)	639	43,522
Encore Wire Corp.	352	40,153
Energy Recovery, Inc. (a)	2,722	54,821
Enerpac Tool Group Corp.	3,235	70,814
EnPro Industries, Inc.	557	54,436
ESCO Technologies, Inc.	1,031	72,087
Federal Signal Corp.	2,054	69,322
Forrester Research, Inc. (a)	1,309	73,854
Forward Air Corp.	564	55,148
Franklin Covey Co. (a)	1,079	48,792
Genco Shipping & Trading Ltd.	1,733	40,933
Gibraltar Industries, Inc. (a)	1,069	45,914
Global Industrial Co.	1,826	58,852
GMS, Inc. (a)	823	40,961
GrafTech International Ltd.	3,773	36,296
Granite Construction, Inc.	1,838	60,286
Great Lakes Dredge & Dock Corp. (a)	5,100	71,553
Griffon Corp.	2,319	46,450
H&E Equipment Services, Inc.	991	43,128
Healthcare Services Group	3,256	60,464
Heartland Express, Inc.	6,159	86,657
Heidrick & Struggles International, Inc.	1,464	57,945
Helios Technologies, Inc.	636	51,039
Heritage-Crystal Clean, Inc. (a)	2,251	66,652
HNI Corp.	1,537	56,946
Hub Group, Inc., Class A (a)	758	58,525
Huron Consulting Group, Inc. (a)	1,180	54,056
Hydrofarm Holdings Group, Inc. (a)	1,384	20,968
ICF International, Inc.	867	81,619
IES Holdings, Inc. (a)	1,250	50,250
Insteel Industries, Inc.	1,293	47,828
Interface, Inc.	3,691	50,087
Janus International Group, Inc. (a)	4,003	36,027
JELD-WEN Holding, Inc. (a)	2,118	42,953
Kadant, Inc.	308	59,811
Kaman Corp.	1,281	55,698
KAR Auction Services, Inc. (a)	1,612	29,097
Kelly Services, Inc., Class A	1,987	43,098
Kennametal, Inc.	1,809	51,755
Kforce, Inc.	746	55,182
Lindsay Corp.	446	70,026
Marten Transport Ltd.	4,131	73,367
Maxar Technologies, Inc.	900	35,514
McGrath RentCorp	847	71,978
Moog, Inc., Class A	743	65,235
Mueller Water Products, Inc., Class A	5,066	65,453
MYR Group, Inc. (a)	618	58,117
NOW, Inc. (a)	3,875	42,741
NV5 Global, Inc. (a)	508	67,716
Omega Flex, Inc.	365	47,403
PAM Transportation Services, Inc. (a)	936	32,526
PGT Innovations, Inc. (a)	2,642	47,503
Pitney Bowes, Inc.	7,543	39,224
Primoris Services Corp.	1,827	43,519
Proto Labs, Inc. (a)	648	34,279

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Quanex Building Products Corp.	2,622	$55,036
REV Group, Inc.	2,572	34,465
Rush Enterprises, Inc., Class A	1,230	62,619
Shoals Technologies Group, Inc., Class A (a)	1,680	28,627
SkyWest, Inc. (a)	1,246	35,947
SP Plus Corp. (a)	1,682	52,748
SPX Corp. (a)	1,256	62,059
Standex International Corp.	755	75,440
Steelcase, Inc., Class A	5,437	64,972
Sterling Construction Co., Inc. (a)	1,477	39,584
Sun Country Airlines Holdings, Inc. (a)	1,371	35,893
Tennant Co.	1,053	82,976
Terex Corp.	1,072	38,227
The Gorman-Rupp Co.	1,887	67,706
The Greenbrier Cos., Inc.	1,090	56,146
The Shyft Group, Inc.	936	33,799
Titan International, Inc. (a)	2,901	42,732
Trinity Industries, Inc.	1,910	65,628
TrueBlue, Inc. (a)	1,825	52,724
Veritiv Corp. (a)	262	35,001
Wabash National Corp.	2,781	41,270
Werner Enterprises, Inc.	1,871	76,711
		5,429,162
Information Technology (9.8%):
3D Systems Corp. (a)	1,412	23,552
A10 Networks, Inc.	2,066	28,821
ACM Research, Inc., Class A (a)	996	20,607
Alpha & Omega Semiconductor Ltd. (a)	534	29,183
American Software, Inc., Class A	2,129	44,368
Avid Technology, Inc. (a)	1,028	35,846
Axcelis Technologies, Inc. (a)	515	38,898
Badger Meter, Inc.	614	61,222
Belden, Inc.	1,020	56,508
Benchmark Electronics, Inc.	2,515	62,976
Cambium Networks Corp. (a)	1,046	24,727
Cerence, Inc. (a)	739	26,678
CEVA, Inc. (a)	1,009	41,016
Clearfield, Inc. (a)	453	29,545
Cohu, Inc. (a)	1,236	36,586
CommVault Systems, Inc. (a)	805	53,412
Corsair Gaming, Inc. (a)	1,890	39,992
CSG Systems International, Inc.	1,529	97,199
Digi International, Inc. (a)	2,903	62,473
Ebix, Inc.	1,149	38,089
ePlus, Inc. (a)	1,192	66,824
EVERTEC, Inc.	1,749	71,587
Extreme Networks, Inc. (a)	3,366	41,099
Harmonic, Inc. (a)	4,001	37,169
Ichor Holdings Ltd. (a)	971	34,587
InterDigital, Inc.	1,143	72,923
Knowles Corp. (a)	4,702	101,234
Methode Electronics, Inc.	1,403	60,680
Mitek Systems, Inc. (a)	3,202	46,973
N-able, Inc. (a)	2,219	20,193
Napco Security Technologies, Inc. (a)	2,338	47,976
NETGEAR, Inc. (a)	2,343	57,825
NetScout Systems, Inc. (a)	1,957	62,781
OSI Systems, Inc. (a)	1,156	98,399
Paymentus Holdings, Inc., Class A (a)	1,239	26,118
PC Connection, Inc.	1,125	58,939
Photronics, Inc. (a)	2,038	34,585
Plantronics, Inc. (a)	1,097	43,222
Plexus Corp. (a)	800	65,448
Progress Software Corp.	1,350	63,571
Rambus, Inc. (a)	2,254	71,880
Riot Blockchain, Inc. (a)	1,154	24,430
Sanmina Corp. (a)	1,653	66,814
ScanSource, Inc. (a)	1,386	48,219

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Super Micro Computer, Inc. (a)	1,164	$44,313
TTM Technologies, Inc. (a)	5,325	78,916
Ultra Clean Holdings, Inc. (a)	687	29,122
Veeco Instruments, Inc. (a)	1,630	44,320
Verra Mobility Corp. (a)	3,466	56,426
Vishay Intertechnology, Inc.	3,569	69,952
Vizio Holding Corp., Class A (a)	2,358	20,963
		2,519,186
Materials (5.1%):
AdvanSix, Inc.	1,033	52,776
Chase Corp.	754	65,530
Greif, Inc., Class A	1,103	71,761
Hawkins, Inc.	1,156	53,060
Ingevity Corp. (a)	895	57,343
Innospec, Inc.	752	69,598
Intrepid Potash, Inc. (a)	517	42,466
Kronos Worldwide, Inc.	4,465	69,297
Materion Corp.	660	56,588
Minerals Technologies, Inc.	995	65,819
O-I Glass, Inc. (a)	3,639	47,962
Origin Materials, Inc. (a)	5,798	38,151
Orion Engineered Carbons SA	3,253	51,951
Pactiv Evergreen, Inc.	4,687	47,151
Ramaco Resources, Inc.	1,544	24,395
Ryerson Holding Corp.	1,220	42,724
Schnitzer Steel Industries, Inc.	798	41,448
Schweitzer-Mauduit International, Inc.	1,649	45,348
Stepan Co.	816	80,629
SunCoke Energy, Inc.	5,123	45,646
TimkenSteel Corp. (a)	1,664	36,408
TriMas Corp.	1,952	62,640
Trinseo PLC	827	39,630
Warrior Met Coal, Inc.	1,135	42,120
Worthington Industries, Inc.	968	49,765
		1,300,206
Real Estate (0.8%):
Forestar Group, Inc. (a)	3,139	55,749
Marcus & Millichap, Inc.	1,267	66,745
Realogy Holdings Corp. (a)	2,621	41,097
The RMR Group, Inc., Class A	1,748	54,363
		217,954
Utilities (2.3%):
Chesapeake Utilities Corp.	669	92,162
MGE Energy, Inc.	1,298	103,567
Middlesex Water Co.	587	61,735
Northwest Natural Holding Co.	1,624	83,993
Otter Tail Corp.	1,307	81,688
SJW Group	1,380	96,020
Unitil Corp.	1,548	77,214
		596,379
Total Common Stocks (Cost $23,709,607)		25,661,199

Collateral for Securities Loaned (0.5%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	2,486	2,486
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	69,744	69,744
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	1,241	1,241
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	9,894	9,894

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	44,486	$44,486
Total Collateral for Securities Loaned (Cost $127,851)		127,851
Total Investments (Cost $23,837,458) — 100.3%		25,789,050
Liabilities in excess of other assets — (0.3)%		(82,842)
NET ASSETS - 100.00%		$25,706,208

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliated security.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Australia (5.3%):
Communication Services (0.4%):
REA Group Ltd.	1,773	$179,685
Telstra Corp. Ltd.	101,549	300,836
		480,521
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	7,897	216,814
Wesfarmers Ltd.	6,706	252,895
		469,709
Consumer Staples (0.5%):
Coles Group Ltd.	22,477	301,157
Woolworths Group Ltd.	9,962	277,683
		578,840
Energy (0.4%):
Santos Ltd.	31,729	183,720
Woodside Petroleum Ltd.	8,387	201,406
		385,126
Financials (1.8%):
ASX Ltd.	4,603	281,679
Australia & New Zealand Banking Group Ltd.	15,503	320,099
Commonwealth Bank of Australia	3,261	258,032
Macquarie Group Ltd.	1,768	268,853
National Australia Bank Ltd.	14,214	343,993
QBE Insurance Group Ltd.	21,625	186,043
Westpac Banking Corp.	15,547	281,928
		1,940,627
Health Care (0.9%):
Cochlear Ltd.	1,117	188,292
CSL Ltd.	1,070	214,645
Ramsay Health Care Ltd.	5,866	285,901
Sonic Healthcare Ltd.	9,294	246,687
		935,525
Materials (0.9%):
BHP Group Ltd.	5,036	194,965
Fortescue Metals Group Ltd.	9,466	146,304
Newcrest Mining Ltd.	10,215	204,343
Rio Tinto Ltd.	2,084	185,697
South32 Ltd.	49,487	185,846
		917,155
		5,707,503
Austria (0.4%):
Energy (0.2%):
OMV AG	3,250	155,979

Financials (0.1%):
Erste Group Bank AG	4,089	149,661

Utilities (0.1%):
Verbund AG	1,354	143,026
		448,666
Belgium (1.3%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA	2,915	174,949

Financials (0.7%):
Groupe Bruxelles Lambert SA	3,266	340,010
KBC Group NV	2,605	188,385
Sofina SA	572	208,913
		737,308
Health Care (0.2%):
UCB SA	2,248	269,662

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.2%):
Solvay SA, Class A	2,136	$211,360
		1,393,279
Canada (14.2%):
Communication Services (1.3%):
BCE, Inc. (a)	10,787	598,032
Rogers Communications, Inc., Class B	6,007	340,044
TELUS Corp. (a)	20,666	539,961
		1,478,037
Consumer Discretionary (0.7%):
Dollarama, Inc.	5,827	330,508
Magna International, Inc.	2,351	150,953
Restaurant Brands International, Inc.	4,459	260,548
		742,009
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc.	5,182	233,480
George Weston Ltd.	2,737	337,089
Loblaw Cos. Ltd.	4,013	360,143
Metro, Inc.	6,523	375,516
		1,306,228
Energy (1.7%):
Canadian Natural Resources Ltd.	2,999	185,722
Cenovus Energy, Inc.	8,222	137,077
Enbridge, Inc.	8,039	370,116
Imperial Oil Ltd. (b)	3,595	173,998
Pembina Pipeline Corp.	8,684	326,310
Suncor Energy, Inc.	4,773	155,409
TC Energy Corp.	5,981	337,376
Tourmaline Oil Corp.	3,675	169,344
		1,855,352
Financials (4.2%):
Bank of Montreal	2,866	337,294
Brookfield Asset Management, Inc., Class A	3,939	222,727
Canadian Imperial Bank of Commerce	2,571	312,119
Fairfax Financial Holdings Ltd.	473	258,080
Great-West Lifeco, Inc.	15,030	442,964
Intact Financial Corp.	2,706	399,882
Manulife Financial Corp.	12,811	273,233
National Bank of Canada	4,372	335,175
Power Corp. of Canada	13,714	424,585
Royal Bank of Canada	3,832	421,949
Sun Life Financial, Inc.	7,359	410,927
The Bank of Nova Scotia	5,031	360,622
The Toronto-Dominion Bank	4,010	318,202
		4,517,759
Industrials (1.3%):
Canadian National Railway Co.	1,956	262,417
Canadian Pacific Railway Ltd.	3,194	263,645
Thomson Reuters Corp.	3,011	326,946
Waste Connections, Inc. (b)	2,492	348,541
WSP Global, Inc.	1,733	230,018
		1,431,567
Information Technology (0.8%):
CGI, Inc. (c)	3,119	248,497
Constellation Software, Inc.	132	225,667
Open Text Corp.	6,409	271,793
Shopify, Inc., Class A (c)	127	85,900
		831,857
Materials (1.5%):
Aginco Eagle Mines Ltd.	3,210	196,452
Barrick Gold Corp.	7,876	193,182
First Quantum Minerals Ltd.	3,739	129,459
Franco-Nevada Corp.	1,449	230,611
Ivanhoe Mines Ltd. (c)	12,753	118,960
Nutrien Ltd.	2,258	233,423
Teck Resources Ltd., Class B	3,603	145,504

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
West Fraser Timber Co. Ltd.	1,773	$145,897
Wheaton Precious Metals Corp.	4,401	209,312
		1,602,800
Utilities (1.5%):
Emera, Inc.	11,491	569,678
Fortis, Inc.	10,096	499,388
Hydro One Ltd. (d)	20,820	560,974
		1,630,040
		15,395,649
Denmark (1.9%):
Consumer Staples (0.2%):
Carlsberg AS, Class B	1,520	187,657

Financials (0.5%):
Danske Bank A/S	10,957	183,515
Tryg A/S	13,527	330,484
		513,999
Health Care (0.5%):
Coloplast A/S, Class B	1,422	216,698
Genmab A/S (c)	515	188,828
Novo Nordisk A/S, Class B	1,656	184,471
		589,997
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	47	142,407
DSV A/S	980	189,575
Vestas Wind Systems A/S (b)(c)	2,957	87,858
		419,840
Materials (0.2%):
Novozymes A/S, B Shares	3,370	232,089

Utilities (0.1%):
Orsted A/S (c)(d)	1,001	126,441
		2,070,023
Finland (1.5%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	6,837	189,135

Energy (0.2%):
Neste Oyj	3,875	177,789

Financials (0.2%):
Sampo Oyj, A Shares	5,504	270,184

Industrials (0.2%):
Kone Oyj, Class B	3,771	198,502

Information Technology (0.2%):
Nokia Oyj (c)	33,711	185,898

Materials (0.4%):
Stora Enso Oyj, Class R	9,472	186,647
UPM-Kymmene Oyj	6,525	214,064
		400,711
Utilities (0.1%):
Fortum Oyj	8,906	162,835
		1,585,054
France (7.8%):
Communication Services (0.8%):
Bollore SE	42,183	221,814
Orange SA	29,292	346,807
Publicis Groupe SA	3,193	195,166
Vivendi SE	5,123	67,092
		830,879
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA	1,601	217,727
EssilorLuxottica SA	1,220	224,412
Hermes International	127	181,422
Kering SA	232	147,733

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	248	$178,138
Sodexo SA	2,230	182,035
		1,131,467
Consumer Staples (0.9%):
Carrefour SA	9,947	216,141
Danone SA	4,199	232,364
L'Oreal SA	595	239,460
Pernod Ricard SA	1,237	272,691
		960,656
Energy (0.2%):
TotalEnergies SE (b)	4,113	209,408

Financials (0.9%):
Amundi SA (d)	3,210	220,845
AXA SA	8,860	260,337
BNP Paribas SA	2,961	170,079
Credit Agricole SA	16,417	197,677
Societe Generale SA	5,108	138,198
		987,136
Health Care (0.5%):
BioMerieux	1,593	170,457
Sanofi	2,770	283,440
Sartorius Stedim Biotech	327	134,731
		588,628
Industrials (2.1%):
Airbus SE (c)	1,251	152,708
Bouygues SA	8,133	284,540
Bureau Veritas SA	10,125	290,508
Cie de Saint-Gobain	2,886	173,240
Legrand SA	2,891	276,220
Safran SA	1,192	141,419
Schneider Electric SE	1,306	219,805
Teleperformance	604	231,357
Thales SA	1,811	228,258
Vinci SA	2,151	221,243
		2,219,298
Information Technology (0.6%):
Capgemini SE	948	212,337
Dassault Systemes SE (c)	4,246	210,004
Edenred	4,625	229,797
		652,138
Materials (0.3%):
Air Liquide SA	1,760	309,374

Utilities (0.5%):
Electricite de France SA (b)	15,253	143,980
Engie SA	17,007	224,495
Veolia Environnement SA	5,978	192,350
		560,825
		8,449,809
Germany (6.8%):
Communication Services (0.2%):
Deutsche Telekom AG	12,995	243,376

Consumer Discretionary (0.9%):
adidas AG	802	187,974
Bayerische Motoren Werke AG	1,895	164,750
Continental AG (c)	1,851	133,899
Mercedes-Benz Group AG	2,205	155,629
Puma SE (b)	2,393	204,975
Zalando SE (c)(d)	2,126	108,172
		955,399
Consumer Staples (0.3%):
Beiersdorf AG	2,789	293,683

Financials (1.4%):
Allianz SE, Registered Shares	1,060	253,897
Commerzbank AG (c)	15,425	118,185

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Deutsche Bank AG, Registered Shares (c)	11,062	$140,832
Deutsche Boerse AG	1,758	316,957
Hannover Rueck SE	1,201	205,042
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	813	218,519
Talanx AG	6,020	266,481
		1,519,913
Health Care (1.0%):
Bayer AG, Registered Shares	3,946	271,045
Carl Zeiss Meditec AG	936	152,138
Fresenius Medical Care AG & Co. KGaA	3,233	217,278
Fresenius SE & Co. KGaA	6,138	226,387
Merck KGaA	973	204,323
		1,071,171
Industrials (1.0%):
Brenntag SE	2,967	240,687
Deutsche Post AG, Registered Shares	4,178	201,256
KION Group AG	2,376	157,685
Knorr-Bremse AG	2,023	155,829
MTU Aero Engines AG	642	149,621
Siemens AG, Registered Shares	1,296	180,134
		1,085,212
Information Technology (0.3%):
Infineon Technologies AG	4,494	154,020
SAP SE	1,949	217,993
		372,013
Materials (0.9%):
BASF SE	3,481	199,293
Evonik Industries AG	9,870	274,894
HeidelbergCement AG (b)	3,144	179,651
Symrise AG (b)	2,345	282,335
		936,173
Real Estate (0.4%):
Deutsche Wohnen SE	6,557	220,481
Vonovia SE	4,360	204,044
		424,525
Utilities (0.4%):
E.ON SE	20,719	241,593
RWE AG	4,225	184,734
		426,327
		7,327,792
Hong Kong (3.7%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd.	21,000	126,005

Financials (0.6%):
AIA Group Ltd.	18,330	192,941
Hang Seng Bank Ltd.	13,638	263,254
Hong Kong Exchanges & Clearing Ltd.	3,812	180,745
		636,940
Industrials (0.8%):
CK Hutchison Holdings Ltd.	41,435	304,428
Jardine Matheson Holdings Ltd.	3,900	214,500
SITC International Holdings Co. Ltd.	24,530	86,902
Techtronic Industries Co. Ltd.	8,343	135,162
Xinyi Glass Holdings Ltd.	37,536	91,049
		832,041
Real Estate (0.8%):
CK Asset Holdings Ltd.	35,350	242,346
Henderson Land Development Co. Ltd.	48,962	203,774
Sun Hung Kai Properties Ltd.	22,196	265,230
The Wharf Holdings Ltd.	46,000	140,355
		851,705
Utilities (1.4%):
CK Infrastructure Holdings Ltd.	51,249	343,165

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
CLP Holdings Ltd.	51,791	$504,818
Hong Kong & China Gas Co. Ltd.	236,281	286,264
Power Assets Holdings Ltd. (a)	64,316	419,167
		1,553,414
		4,000,105
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC	2,278	254,741

Industrials (0.3%):
Experian PLC	5,552	215,187
Kingspan Group PLC	1,536	151,276
		366,463
Materials (0.4%):
CRH PLC	4,644	186,720
Smurfit Kappa Group PLC	4,430	198,205
		384,925
		1,006,129
Israel (0.7%):
Financials (0.4%):
Bank Hapoalim BM	22,147	220,435
Bank Leumi Le-Israel BM	22,143	239,763
		460,198
Information Technology (0.1%):
Nice Ltd. (c)	688	151,171

Materials (0.2%):
ICL Group Ltd.	15,267	182,970
		794,339
Italy (2.3%):
Consumer Discretionary (0.2%):
Moncler SpA	2,873	161,243

Energy (0.2%):
Eni SpA	14,565	214,170

Financials (0.8%):
Assicurazioni Generali SpA (b)	15,067	346,144
Intesa Sanpaolo SpA	73,246	168,799
Poste Italiane SpA (d)	20,202	230,604
UniCredit SpA	10,593	115,470
		861,017
Industrials (0.2%):
Atlantia SpA (c)	12,680	265,078

Information Technology (0.1%):
Nexi SpA (b)(c)(d)	11,396	132,354

Utilities (0.8%):
Enel SpA	30,323	203,522
Snam SpA	56,100	324,656
Terna - Rete Elettrica Nazionale	33,436	287,953
		816,131
		2,449,993
Japan (19.1%):
Communication Services (1.5%):
Dentsu Group, Inc.	4,300	177,341
KDDI Corp.	8,300	273,098
Nexon Co. Ltd.	5,500	132,484
Nintendo Co. Ltd. (a)	400	202,662
Nippon Telegraph & Telephone Corp.	10,100	294,155
Softbank Corp.	27,100	317,933
SoftBank Group Corp.	2,700	123,310
Z Holdings Corp.	27,900	122,951
		1,643,934
Consumer Discretionary (2.8%):
Aisin Corp.	4,700	161,982
Bandai Namco Holdings, Inc.	2,300	175,580

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Bridgestone Corp.	4,600	$179,813
Denso Corp.	2,400	154,979
Fast Retailing Co. Ltd.	300	155,250
Honda Motor Co. Ltd.	6,600	189,075
Isuzu Motors Ltd.	12,300	160,470
Nissan Motor Co. Ltd. (c)	29,400	132,314
Nitori Holdings Co. Ltd.	1,300	164,049
Panasonic Corp.	16,500	161,109
Sekisui House Ltd.	11,900	231,802
Shimano, Inc.	600	138,786
Sony Group Corp.	1,400	146,418
Subaru Corp.	12,100	193,648
Sumitomo Electric Industries Ltd.	13,800	165,754
Suzuki Motor Corp.	4,100	141,910
Toyota Industries Corp.	2,400	167,006
Toyota Motor Corp.	10,700	195,372
		3,015,317
Consumer Staples (1.8%):
Ajinomoto Co., Inc.	7,300	208,409
Asahi Group Holdings Ltd.	4,900	179,584
Japan Tobacco, Inc.	16,000	274,400
Kao Corp.	5,600	231,186
Kikkoman Corp.	2,100	140,265
Kirin Holdings Co. Ltd.	14,900	223,892
Seven & i Holdings Co. Ltd.	4,500	214,907
Shiseido Co. Ltd.	3,000	153,253
Suntory Beverage & Food Ltd.	5,300	202,908
Unicharm Corp.	5,200	186,221
		2,015,025
Energy (0.4%):
ENEOS Holdings, Inc.	63,300	238,181
Inpex Corp.	12,700	150,247
		388,428
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	8,800	180,670
Japan Post Bank Co. Ltd. (b)	24,700	199,881
Japan Post Holdings Co. Ltd.	31,000	228,807
Mitsubishi UFJ Financial Group, Inc.	37,000	231,113
Mizuho Financial Group, Inc.	20,370	262,239
MS&AD Insurance Group Holdings, Inc.	7,000	228,771
ORIX Corp.	10,800	217,162
Resona Holdings, Inc.	50,100	215,720
Sompo Holdings, Inc.	5,000	221,040
Sumitomo Mitsui Financial Group, Inc.	7,000	224,688
Sumitomo Mitsui Trust Holdings, Inc.	6,700	220,233
Tokio Marine Holdings, Inc.	4,300	251,811
		2,682,135
Health Care (2.2%):
Astellas Pharma, Inc.	12,000	188,400
Chugai Pharmaceutical Co. Ltd.	4,900	164,930
Daiichi Sankyo Co. Ltd.	6,100	134,308
Eisai Co. Ltd.	2,900	135,089
Hoya Corp.	1,200	138,317
Kyowa Kirin Co. Ltd.	7,500	175,485
M3, Inc.	3,600	132,175
Olympus Corp.	7,200	138,357
Ono Pharmaceutical Co. Ltd.	10,400	261,965
Otsuka Holdings Co. Ltd.	6,800	236,425
Shionogi & Co. Ltd.	2,300	142,286
Sysmex Corp.	1,600	117,292
Takeda Pharmaceutical Co. Ltd.	9,400	270,138
Terumo Corp.	5,300	162,152
		2,397,319
Industrials (3.4%):
Daikin Industries Ltd.	900	165,700
FANUC Corp.	800	142,261

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Hitachi Ltd.	3,300	$167,142
ITOCHU Corp.	6,800	231,508
Komatsu Ltd.	7,900	191,010
Kubota Corp.	8,700	164,608
Marubeni Corp.	17,100	200,334
Mitsubishi Corp.	6,400	241,919
Mitsubishi Electric Corp.	18,800	217,779
Mitsui & Co. Ltd.	7,200	196,858
Nidec Corp.	2,100	168,179
Nippon Yusen KK	1,000	88,400
Recruit Holdings Co. Ltd.	3,100	137,885
Secom Co. Ltd.	3,800	276,852
SG Holdings Co. Ltd.	8,600	163,352
SMC Corp.	300	169,668
Sumitomo Corp.	14,800	257,650
Toshiba Corp.	5,400	206,293
Toyota Tsusho Corp.	3,600	149,655
Yaskawa Electric Corp.	4,200	166,144
		3,703,197
Information Technology (2.6%):
Advantest Corp.	1,700	135,056
Canon, Inc.	8,400	206,549
FUJIFILM Holdings Corp.	3,100	191,063
Fujitsu Ltd.	1,100	166,419
Keyence Corp.	300	141,102
Kyocera Corp.	3,900	220,504
Lasertec Corp.	600	102,456
Murata Manufacturing Co. Ltd. (b)	2,700	180,052
NEC Corp.	4,000	169,241
Nomura Research Institute Ltd.	4,778	157,801
NTT Data Corp.	9,900	196,666
Obic Co. Ltd.	1,200	181,597
Omron Corp.	2,500	168,707
Renesas Electronics Corp. (c)	11,000	129,412
Shimadzu Corp.	5,000	173,965
TDK Corp. (b)	3,800	139,238
Tokyo Electron Ltd.	300	155,891
		2,815,719
Materials (1.1%):
Asahi Kasei Corp.	21,000	183,310
Mitsubishi Chemical Holdings Corp.	26,200	175,879
Nippon Paint Holdings Co. Ltd.	12,300	109,338
Nippon Steel Corp.	7,700	137,337
Nitto Denko Corp.	2,500	181,154
Shin-Etsu Chemical Co. Ltd.	1,200	185,245
Sumitomo Metal Mining Co. Ltd.	3,500	177,214
		1,149,477
Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	8,000	210,385
Mitsubishi Estate Co. Ltd.	17,700	264,511
Mitsui Fudosan Co. Ltd.	9,000	193,723
Sumitomo Realty & Development Co. Ltd.	6,900	192,114
		860,733
		20,671,284
Korea, Republic Of (3.5%):
Communication Services (0.3%):
Kakao Corp.	1,720	151,151
NAVER Corp.	647	181,783
		332,934
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	1,078	191,245
Hyundai Motor Co.	1,643	244,708
Kia Corp.	3,166	193,320
LG Electronics, Inc.	1,315	130,751
		760,024

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
LG Household & Health Care Ltd.	197	$139,472

Energy (0.1%):
SK Innovation Co. Ltd.	785	139,265

Financials (0.6%):
Hana Financial Group, Inc.	4,673	187,398
KB Financial Group, Inc.	3,922	198,382
Shinhan Financial Group Co. Ltd.	7,348	251,623
		637,403
Health Care (0.3%):
Celltrion Healthcare Co. Ltd.	23	1,207
Celltrion, Inc.	861	121,834
Samsung Biologics Co. Ltd. (c)(d)	247	168,553
		291,594
Industrials (0.5%):
HMM Co. Ltd.	4,616	111,029
Samsung C&T Corp.	2,325	218,706
SK, Inc.	1,053	210,270
		540,005
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	1,099	149,629
Samsung Electronics Co. Ltd.	4,407	253,096
Samsung SDI Co. Ltd.	356	175,077
SK Hynix, Inc.	1,554	151,309
		729,111
Materials (0.2%):
LG Chem Ltd.	252	110,623
POSCO Holdings, Inc.	690	166,821
		277,444
		3,847,252
Luxembourg (0.4%):
Energy (0.2%):
Tenaris SA	11,886	180,838

Health Care (0.1%):
Eurofins Scientific SE	1,556	154,743

Materials (0.1%):
ArcelorMittal SA	3,693	119,685
		455,266
Netherlands (3.5%):
Communication Services (0.3%):
Koninklijke KPN NV	92,359	321,083

Consumer Discretionary (0.1%):
Prosus NV	1,970	105,846

Consumer Staples (0.9%):
Davide Campari-Milano NV	20,654	241,132
Heineken Holding NV	3,009	236,638
Heineken NV	2,274	217,772
Koninklijke Ahold Delhaize NV	8,583	276,407
		971,949
Financials (0.7%):
ABN AMRO Bank NV (d)	12,788	164,673
Aegon NV	33,861	179,852
ING Groep NV	15,345	161,431
NN Group NV	4,974	252,309
		758,265
Health Care (0.1%):
Koninklijke Philips NV	4,696	144,036

Industrials (0.5%):
Randstad NV (b)	2,998	181,190
Wolters Kluwer NV	2,986	318,985
		500,175

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (0.5%):
Adyen NV (c)(d)	58	$116,054
ASM International NV	391	143,628
ASML Holding NV	215	145,064
STMicroelectronics NV	3,923	171,790
		576,536
Materials (0.4%):
Akzo Nobel NV	2,534	219,239
Koninklijke DSM NV	1,414	254,153
		473,392
		3,851,282
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	9,510	160,430

Norway (1.5%):
Communication Services (0.3%):
Telenor ASA	20,157	290,336

Consumer Staples (0.2%):
Mowi ASA	8,503	229,973

Energy (0.2%):
Equinor ASA	4,985	187,621

Financials (0.5%):
DNB Bank ASA	10,282	233,804
Gjensidige Forsikring ASA (b)	13,088	325,274
		559,078
Materials (0.3%):
Norsk Hydro ASA	15,312	149,817
Yara International ASA	3,518	176,704
		326,521
		1,593,529
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	9,983	239,946

Utilities (0.2%):
EDP - Energias de Portugal SA (b)	42,013	207,491
		447,437
Russian Federation (0.0%):(e)
Materials (0.0%):
Raspadskaya OJSC (f)(g)	8,319	1,353

Singapore (1.5%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	174,700	340,375

Consumer Staples (0.3%):
Wilmar International Ltd.	80,200	278,776

Financials (0.9%):
DBS Group Holdings Ltd.	11,800	312,025
Oversea-Chinese Banking Corp. Ltd.	35,300	322,520
United Overseas Bank Ltd.	13,900	328,471
		963,016
		1,582,167
Spain (2.2%):
Communication Services (0.2%):
Telefonica SA	48,223	234,079

Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	6,980	152,712

Energy (0.2%):
Repsol SA	14,842	195,753

Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	26,611	153,353
Banco Santander SA	49,400	169,388
CaixaBank SA	51,418	174,999
		497,740

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Grifols SA	8,994	$163,947

Industrials (0.2%):
Ferrovial SA	7,263	193,850

Utilities (0.9%):
Endesa SA	9,484	207,444
Iberdrola SA	19,202	210,694
Naturgy Energy Group SA	7,804	234,444
Red Electrica Corp. SA	14,315	294,667
		947,249
		2,385,330
Sweden (4.8%):
Communication Services (0.3%):
Telia Co. AB	87,707	352,213

Consumer Discretionary (0.2%):
Evolution AB (b)(d)	785	80,865
H & M Hennes & Mauritz AB, Class B (b)	10,023	134,573
		215,438
Consumer Staples (0.4%):
Essity AB, Class B	9,813	232,014
Swedish Match AB (c)	28,920	218,118
		450,132
Energy (0.1%):
Lundin Energy AB	3,492	148,369

Financials (1.4%):
EQT AB	3,454	136,757
Industrivarden AB, Class C (b)	9,118	256,040
Investor AB, Class B	10,681	234,296
L E Lundbergforetagen AB, Class B	4,415	225,779
Skandinaviska Enskilda Banken AB, Class A (b)	18,531	202,013
Svenska Handelsbanken AB, Class A	26,856	248,331
Swedbank AB, Class A (b)	15,729	235,988
		1,539,204
Health Care (0.2%):
Getinge AB, Class B	4,087	163,952

Industrials (1.3%):
Alfa Laval AB	5,591	193,528
Assa Abloy AB, Class B	7,746	210,095
Atlas Copco AB, Class A	3,543	185,370
Epiroc AB, Class A	9,843	211,777
Nibe Industrier AB, Class B (c)	14,853	166,027
Sandvik AB	8,720	186,501
Volvo AB, Class B	11,057	207,777
		1,361,075
Information Technology (0.3%):
Hexagon AB, Class B (b)(c)	13,475	190,341
Telefonaktiebolaget LM Ericsson, Class B	17,178	157,744
		348,085
Materials (0.4%):
Boliden AB	3,669	186,653
Svenska Cellulosa AB SCA, Class B	13,243	258,508
		445,161
Real Estate (0.2%):
Fastighets AB Balder, Class B (c)	2,701	178,593
		5,202,222
Switzerland (6.6%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	586	352,019

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	1,101	$140,619
The Swatch Group AG (b)	555	158,408
		299,027
Consumer Staples (0.9%):
Barry Callebaut AG, Registered Shares	159	373,450
Chocoladefabriken Lindt & Spruengli AG	22	262,409
Nestle SA, Registered Shares	2,919	379,764
		1,015,623
Financials (1.4%):
Julius Baer Group Ltd.	3,306	192,799
Partners Group Holding AG	140	174,792
Swiss Life Holding AG	440	282,983
Swiss Re AG	2,901	276,692
UBS Group AG	10,308	202,445
Zurich Insurance Group AG	703	347,581
		1,477,292
Health Care (1.3%):
Alcon, Inc.	2,564	204,532
Lonza Group AG, Registered Shares	288	209,540
Novartis AG, Registered Shares	3,816	335,588
Roche Holding AG	773	306,598
Sonova Holding AG	465	195,079
Straumann Holding AG, Class R	98	157,676
		1,409,013
Industrials (1.2%):
ABB Ltd., Registered Shares	6,617	216,078
Geberit AG, Registered Shares	407	252,068
Kuehne + Nagel International AG, Class R	678	193,075
Schindler Holding AG	983	211,730
SGS SA, Registered Shares	112	312,276
VAT Group AG (d)	365	140,011
		1,325,238
Information Technology (0.2%):
Logitech International SA, Class R	2,043	153,020

Materials (1.0%):
EMS-Chemie Holding AG	251	244,915
Givaudan SA, Registered Shares	61	252,676
Glencore PLC	29,309	192,473
Holcim Ltd.	5,003	245,249
Sika AG, Registered Shares	581	193,310
		1,128,623
		7,159,855
United Kingdom (8.4%):
Communication Services (0.3%):
BT Group PLC	63,050	150,880
WPP PLC	13,242	174,443
		325,323
Consumer Discretionary (0.6%):
Compass Group PLC	7,689	166,630
Entain PLC (c)	6,187	133,551
InterContinental Hotels Group PLC	2,615	178,253
Next PLC	2,221	175,958
		654,392
Consumer Staples (1.4%):
Associated British Foods PLC	7,410	161,751
British American Tobacco PLC	6,301	264,369
Diageo PLC	6,042	306,592
Imperial Brands PLC	11,867	251,015
Tesco PLC	76,299	276,584
Unilever PLC	4,669	211,871
		1,472,182

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.3%):
BP PLC	33,826	$166,758
Shell PLC	7,067	195,707
		362,465
Financials (2.0%):
3i Group PLC	11,252	205,198
Admiral Group PLC	6,068	204,264
Aviva PLC	42,164	250,366
Barclays PLC	69,906	136,161
HSBC Holdings PLC	29,860	206,053
Legal & General Group PLC	57,199	204,341
Lloyds Banking Group PLC	250,485	154,805
London Stock Exchange Group PLC	2,322	242,941
NatWest Group PLC	60,539	171,667
Schroders PLC	5,415	229,792
Standard Chartered PLC	21,004	140,748
		2,146,336
Health Care (0.7%):
AstraZeneca PLC	1,655	220,238
GlaxoSmithKline PLC (a)	14,371	310,908
Smith & Nephew PLC	11,273	180,633
		711,779
Industrials (1.8%):
Ashtead Group PLC	2,782	176,593
BAE Systems PLC	27,231	256,580
Bunzl PLC	6,560	255,721
Ferguson PLC	1,671	227,810
Intertek Group PLC	3,216	220,657
RELX PLC	10,154	317,804
Rentokil Initial PLC	28,822	199,117
Rolls-Royce Holdings PLC (c)	85,232	113,175
Spirax-Sarco Engineering PLC	1,308	215,343
		1,982,800
Information Technology (0.2%):
Halma PLC	6,625	218,403

Materials (0.6%):
Anglo American PLC	2,547	132,890
Antofagasta PLC	6,527	143,420
Croda International PLC	2,190	226,657
Evraz PLC (a)(f)(g)	34,029	36,157
Rio Tinto PLC	2,151	171,796
		710,920
Utilities (0.5%):
National Grid PLC	21,980	338,456
SSE PLC	10,759	247,079
		585,535
		9,170,135
Total Common Stocks (Cost $93,105,089)		107,155,883

Collateral for Securities Loaned (3.3%)^
United States (3.3%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	70,523	70,523
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	1,978,164	1,978,164
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	35,194	35,194
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	280,630	280,630
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	1,261,767	1,261,767
Total Collateral for Securities Loaned (Cost $3,626,278)		3,626,278

Total Investments (Cost $96,731,367) — 102.1%		110,782,161
Liabilities in excess of other assets — (2.1)%		(2,294,381)
NET ASSETS - 100.00%		$108,487,780

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	March 31, 2022
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $2,049,546 and amounted to 1.9% of net assets.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were less than 0.05% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	7	6/20/22	$746,649	$750,540	$3,891

	Total unrealized appreciation				$3,891
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$3,891

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (5.1%):
AT&T, Inc.	114,955	$2,716,387
Lumen Technologies, Inc.	148,143	1,669,572
Omnicom Group, Inc.	25,324	2,149,501
Paramount Global, Class B	47,214	1,785,161
The Interpublic Group of Cos., Inc.	51,987	1,842,939
Verizon Communications, Inc.	81,776	4,165,669
		14,329,229
Consumer Discretionary (4.4%):
Best Buy Co., Inc.	18,392	1,671,833
Darden Restaurants, Inc.	14,107	1,875,525
Genuine Parts Co.	23,106	2,911,818
Hasbro, Inc.	23,161	1,897,349
VF Corp.	36,666	2,084,829
Whirlpool Corp.	11,287	1,950,168
		12,391,522
Consumer Staples (14.5%):
Altria Group, Inc.	58,555	3,059,499
Campbell Soup Co.	72,250	3,220,183
Conagra Brands, Inc.	89,393	3,000,923
General Mills, Inc.	49,270	3,336,565
Kellogg Co. (a)	52,896	3,411,263
Kimberly-Clark Corp.	28,121	3,463,382
PepsiCo, Inc.	26,430	4,423,853
Philip Morris International, Inc.	31,119	2,923,319
The Clorox Co.	14,197	1,973,809
The Coca-Cola Co.	64,526	4,000,612
The J.M. Smucker Co.	23,496	3,181,593
The Kraft Heinz Co.	72,563	2,858,257
Walgreens Boots Alliance, Inc.	51,225	2,293,343
		41,146,601
Electric Utilities (14.9%):
Alliant Energy Corp.	57,851	3,614,531
American Electric Power Co., Inc. (b)	42,564	4,246,610
Duke Energy Corp. (b)	37,652	4,204,222
Edison International	50,050	3,508,505
Entergy Corp.	28,002	3,269,234
Evergy, Inc. (b)	58,403	3,991,261
Eversource Energy (b)	39,104	3,448,582
Exelon Corp.	86,405	4,115,470
FirstEnergy Corp.	81,800	3,751,348
The Southern Co. (b)	59,646	4,324,931
Xcel Energy, Inc. (b)	51,069	3,685,650
		42,160,344
Energy (6.8%):
Chevron Corp.	18,092	2,945,921
Exxon Mobil Corp.	27,924	2,306,243
Kinder Morgan, Inc.	149,541	2,827,820
Marathon Petroleum Corp.	25,214	2,155,797
ONEOK, Inc.	32,301	2,281,420
Phillips 66	20,506	1,771,513
The Williams Cos., Inc.	90,237	3,014,818
Valero Energy Corp.	20,445	2,075,985
		19,379,517
Financials (18.3%):
Apollo Global Management, Inc.	29,127	1,805,583
Blackstone, Inc.	12,859	1,632,321
Citigroup, Inc.	42,398	2,264,053
Citizens Financial Group, Inc.	37,232	1,687,726
CME Group, Inc.	13,978	3,324,807
CNA Financial Corp.	59,775	2,906,260

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Comerica, Inc.	19,700	$1,781,471
Fidelity National Financial, Inc.	54,276	2,650,840
Franklin Resources, Inc.	60,889	1,700,021
Huntington Bancshares, Inc.	126,914	1,855,483
JPMorgan Chase & Co.	18,443	2,514,150
KeyCorp	84,135	1,882,941
Lincoln National Corp.	24,191	1,581,124
MetLife, Inc.	35,714	2,509,980
Morgan Stanley	24,279	2,121,985
Principal Financial Group, Inc.	31,198	2,290,245
Prudential Financial, Inc.	21,307	2,517,848
Regions Financial Corp.	77,249	1,719,563
State Street Corp.	21,905	1,908,364
T. Rowe Price Group, Inc.	15,310	2,314,719
The Allstate Corp.	22,984	3,183,514
Truist Financial Corp.	34,274	1,943,336
U.S. Bancorp	40,824	2,169,796
Webster Financial Corp.	29,269	1,642,576
		51,908,706
Health Care (9.0%):
AbbVie, Inc.	22,616	3,666,280
Amgen, Inc.	12,996	3,142,693
Bristol-Myers Squibb Co.	49,333	3,602,789
Cardinal Health, Inc.	41,574	2,357,246
Gilead Sciences, Inc. (b)	61,321	3,645,533
Johnson & Johnson (b)	24,822	4,399,203
Merck & Co., Inc.	31,913	2,618,462
Pfizer, Inc.	41,869	2,167,558
		25,599,764
Industrials (3.2%):
3M Co.	21,441	3,192,136
Cummins, Inc.	13,828	2,836,261
Watsco, Inc.	10,148	3,091,487
		9,119,884
Information Technology (6.4%):
Broadcom, Inc.	3,862	2,431,824
Cisco Systems, Inc.	53,565	2,986,784
Hewlett Packard Enterprise Co.	138,383	2,312,380
Intel Corp.	46,318	2,295,520
International Business Machines Corp.	23,124	3,006,583
NetApp, Inc.	30,145	2,502,035
Texas Instruments, Inc.	14,648	2,687,615
		18,222,741
Materials (5.9%):
Air Products and Chemicals, Inc.	12,878	3,218,341
Dow, Inc.	40,822	2,601,178
International Paper Co.	63,682	2,938,924
LyondellBasell Industries NV, Class A	22,562	2,319,825
Newmont Corp.	32,788	2,605,006
Packaging Corp. of America	18,461	2,881,947
		16,565,221
Multi-Utilities (10.9%):
Ameren Corp.	42,012	3,939,045
CMS Energy Corp.	56,844	3,975,669
Consolidated Edison, Inc. (b)	39,650	3,754,062
Dominion Energy, Inc.	42,273	3,591,937
DTE Energy Co.	31,713	4,192,776
NiSource, Inc.	124,454	3,957,637
Sempra Energy	22,226	3,736,635
WEC Energy Group, Inc. (b)	37,400	3,732,894
		30,880,655
Total Common Stocks (Cost $253,518,266)		281,704,184

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (0.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	50,972	$50,972
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	1,429,756	1,429,756
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	25,437	25,437
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	202,831	202,831
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	911,966	911,966

Total Collateral for Securities Loaned (Cost $2,620,962)		2,620,962
Total Investments (Cost $256,139,228) — 100.3%		284,325,146
Liabilities in excess of other assets — (0.3)%		(791,276)
NET ASSETS - 100.00%		$283,533,870

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Rate disclosed is the daily yield on March 31, 2022.

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	6/20/22	$1,318,075	$1,359,225	$41,150

	Total unrealized appreciation				$41,150
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$41,150

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (2.1%):
John Wiley & Sons, Inc., Class A	63,490	$3,366,875
Telephone & Data Systems, Inc.	137,360	2,593,357
		5,960,232
Consumer Discretionary (15.7%):
Big Lots, Inc.	56,145	1,942,617
Camping World Holdings, Inc., Class A (a)	68,454	1,913,289
Dana, Inc.	105,578	1,855,006
Ethan Allen Interiors, Inc. (a)	91,402	2,382,850
Franchise Group, Inc.	50,765	2,103,194
Guess?, Inc. (a)	84,527	1,846,915
Jack in the Box, Inc.	35,554	3,321,099
Kontoor Brands, Inc.	44,248	1,829,655
La-Z-Boy, Inc.	74,385	1,961,533
Monro, Inc.	51,665	2,290,826
Movado Group, Inc.	51,868	2,025,445
Oxford Industries, Inc.	28,484	2,577,802
Patrick Industries, Inc.	32,790	1,977,237
Rent-A-Center, Inc.	60,927	1,534,751
Smith & Wesson Brands, Inc.	81,409	1,231,718
Standard Motor Products, Inc.	83,022	3,581,569
Strategic Education, Inc.	34,999	2,323,234
Sturm Ruger & Co., Inc. (b)	42,143	2,933,996
The Aaron's Co., Inc.	86,143	1,729,751
The Buckle, Inc.	50,054	1,653,784
Wolverine World Wide, Inc.	105,784	2,386,487
		45,402,758
Consumer Staples (12.1%):
B&G Foods, Inc. (a)	120,143	3,241,458
Edgewell Personal Care Co.	69,383	2,544,275
Energizer Holdings, Inc.	111,319	3,424,173
Fresh Del Monte Produce, Inc.	108,582	2,813,360
Medifast, Inc.	12,098	2,066,096
Nu Skin Enterprises, Inc., Class A	56,249	2,693,202
SpartanNash Co.	128,486	4,238,753
The Andersons, Inc.	61,800	3,106,068
Universal Corp.	75,141	4,363,438
Vector Group Ltd.	221,577	2,667,787
Weis Markets, Inc. (a)(b)	54,708	3,907,245
		35,065,855
Energy (2.6%):
Archrock, Inc.	284,270	2,623,812
Brigham Minerals, Inc.	105,754	2,702,015
World Fuel Services Corp. (b)	83,377	2,254,514
		7,580,341
Financials (23.2%):
B Riley Financial, Inc.	33,975	2,376,891
Capitol Federal Financial, Inc.	380,699	4,142,005
Columbia Banking System, Inc. (a)	69,165	2,231,955
First Busey Corp.	116,114	2,942,329
First Financial Bancorp	122,586	2,825,607
Fulton Financial Corp.	173,758	2,887,858
GCM Grosvenor, Inc., Class A (a)	348,578	3,384,692
Heritage Financial Corp.	119,460	2,993,668
Hope Bancorp, Inc.	166,956	2,684,652
Kearny Financial Corp.	289,745	3,731,916
Navient Corp.	129,163	2,200,938
Northwest Bancshares, Inc. (b)	296,369	4,003,945
Park National Corp.	23,852	3,133,676
Peoples Bancorp, Inc.	118,285	3,703,503
Premier Financial Corp.	95,839	2,906,797
Provident Financial Services, Inc.	154,374	3,612,352

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
S&T Bancorp, Inc.	98,352	$2,909,252
Safety Insurance Group, Inc. (b)	54,884	4,986,211
Southside Bancshares, Inc. (b)	81,018	3,307,965
Washington Trust Bancorp, Inc.	62,050	3,257,625
WesBanco, Inc.	78,418	2,694,442
		66,918,279
Health Care (3.2%):
National HealthCare Corp. (b)	52,893	3,714,675
Patterson Cos., Inc. (b)	98,731	3,195,922
Phibro Animal Health Corp., Class A	113,750	2,269,313
		9,179,910
Industrials (19.8%):
ACCO Brands Corp.	305,034	2,440,272
Brady Corp., Class A	85,837	3,971,678
Deluxe Corp.	78,784	2,382,428
Douglas Dynamics, Inc.	79,426	2,747,345
Eagle Bulk Shipping, Inc.	30,951	2,108,073
Genco Shipping & Trading Ltd.	83,909	1,981,931
Global Industrial Co.	88,423	2,849,873
Granite Construction, Inc.	88,977	2,918,446
H&E Equipment Services, Inc.	47,979	2,088,046
Healthcare Services Group	157,626	2,927,115
HNI Corp.	74,407	2,756,779
Kaman Corp.	62,005	2,695,977
Kennametal, Inc.	87,564	2,505,206
McGrath RentCorp	40,994	3,483,670
Mueller Water Products, Inc., Class A	245,268	3,168,863
Pitney Bowes, Inc.	365,167	1,898,868
Steelcase, Inc., Class A	263,222	3,145,503
The Gorman-Rupp Co.	91,347	3,277,530
The Greenbrier Cos., Inc.	52,776	2,718,492
Trinity Industries, Inc.	92,482	3,177,682
Wabash National Corp.	134,656	1,998,295
		57,242,072
Information Technology (6.9%):
American Software, Inc., Class A	103,081	2,148,208
Benchmark Electronics, Inc.	121,758	3,048,820
CSG Systems International, Inc.	74,047	4,707,168
InterDigital, Inc.	55,358	3,531,840
Progress Software Corp.	65,342	3,076,955
Vishay Intertechnology, Inc.	172,790	3,386,684
		19,899,675
Materials (5.5%):
Greif, Inc., Class A	53,408	3,474,725
Kronos Worldwide, Inc.	216,149	3,354,632
Pactiv Evergreen, Inc. (a)	226,908	2,282,694
Schweitzer-Mauduit International, Inc.	79,828	2,195,270
SunCoke Energy, Inc.	248,013	2,209,796
Worthington Industries, Inc.	46,880	2,410,101
		15,927,218
Real Estate (0.9%):
The RMR Group, Inc., Class A	84,624	2,631,807

Utilities (7.4%):
MGE Energy, Inc.	62,843	5,014,243
Northwest Natural Holding Co.	78,607	4,065,554
Otter Tail Corp. (b)	63,265	3,954,062
SJW Group	66,807	4,648,431
Unitil Corp. (b)	74,936	3,737,808
		21,420,098
Total Common Stocks (Cost $286,084,776)		287,228,245

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (3.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	201,105	$201,105
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	5,640,975	5,640,975
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	100,361	100,361
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	800,250	800,250
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	3,598,080	3,598,080
Total Collateral for Securities Loaned (Cost $10,340,771)		10,340,771
Total Investments (Cost $296,425,547) — 103.0%		297,569,016
Liabilities in excess of other assets — (3.0)%		(8,776,135)
NET ASSETS - 100.00%		$288,792,881

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Rate disclosed is the daily yield on March 31, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	12	6/20/22	$1,217,039	$1,239,840	$22,801

	Total unrealized appreciation				$22,801
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$22,801

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)
Australia (5.5%):
Communication Services (1.2%):
Telstra Corp. Ltd.	71,366	$211,420

Financials (2.3%):
Australia & New Zealand Banking Group Ltd.	10,840	223,820
Westpac Banking Corp.	10,870	197,116
		420,936
Materials (2.0%):
BHP Group Ltd.	3,539	137,009
Fortescue Metals Group Ltd.	6,651	102,796
Rio Tinto Ltd.	1,465	130,541
		370,346
		1,002,702
Austria (0.6%):
Energy (0.6%):
OMV AG	2,284	109,617

Canada (14.9%):
Communication Services (4.4%):
BCE, Inc. (a)	7,579	420,180
TELUS Corp. (a)(b)	14,521	379,405
		799,585
Consumer Discretionary (1.0%):
Restaurant Brands International, Inc.	3,119	182,249

Energy (4.0%):
Enbridge, Inc.	5,649	260,080
Pembina Pipeline Corp.	6,100	229,214
TC Energy Corp.	4,202	237,026
		726,320
Financials (3.3%):
Great-West Lifeco, Inc.	10,561	311,254
Power Corp. of Canada	9,593	296,999
		608,253
Utilities (2.2%):
Emera, Inc.	8,075	400,326
		2,716,733
Finland (1.5%):
Materials (0.8%):
UPM-Kymmene Oyj	4,585	150,419

Utilities (0.7%):
Fortum Oyj	6,257	114,402
		264,821
France (7.3%):
Communication Services (1.6%):
Orange SA	20,583	243,696
Vivendi SE	3,582	46,910
		290,606
Energy (0.8%):
TotalEnergies SE (b)	2,890	147,141

Financials (3.3%):
Amundi SA (c)	2,245	154,454
AXA SA (b)	6,226	182,941
BNP Paribas SA	2,070	118,900
Credit Agricole SA	11,535	138,893
		595,188
Industrials (1.1%):
Bouygues SA	5,714	199,909

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (0.5%):
Electricite de France SA (b)	10,677	$100,785
		1,333,629
Germany (6.4%):
Communication Services (0.9%):
Deutsche Telekom AG	9,085	170,148

Financials (1.0%):
Allianz SE, Registered Shares	745	178,446

Health Care (1.1%):
Bayer AG, Registered Shares	2,771	190,336

Materials (2.5%):
BASF SE	2,446	140,038
Evonik Industries AG	6,935	193,150
HeidelbergCement AG	2,200	125,710
		458,898
Utilities (0.9%):
E.ON SE	14,561	169,788
		1,167,616
Hong Kong (9.5%):
Industrials (1.9%):
CK Hutchison Holdings Ltd.	29,027	213,265
SITC International Holdings Co. Ltd.	17,511	62,036
Xinyi Glass Holdings Ltd.	26,528	64,347
		339,648
Real Estate (2.7%):
CK Asset Holdings Ltd.	25,129	172,275
Henderson Land Development Co. Ltd.	34,123	142,016
Sun Hung Kai Properties Ltd.	15,795	188,741
		503,032
Utilities (4.9%):
CK Infrastructure Holdings Ltd.	36,128	241,914
CLP Holdings Ltd.	36,123	352,099
Power Assets Holdings Ltd. (a)	45,039	293,533
		887,546
		1,730,226
Italy (6.9%):
Energy (0.8%):
Eni SpA	10,230	150,427

Financials (2.9%):
Assicurazioni Generali SpA (b)	10,534	242,004
Intesa Sanpaolo SpA	51,210	118,016
Poste Italiane SpA (c)	14,195	162,035
		522,055
Utilities (3.2%):
Enel SpA	21,306	143,002
Snam SpA	39,425	228,156
Terna - Rete Elettrica Nazionale	23,498	202,366
		573,524
		1,246,006
Japan (12.0%):
Communication Services (1.2%):
Softbank Corp.	19,000	222,905

Consumer Discretionary (2.2%):
Aisin Corp.	3,300	113,732
Honda Motor Co. Ltd.	4,600	131,780
Sekisui House Ltd.	8,300	161,677
		407,189
Consumer Staples (1.1%):
Japan Tobacco, Inc.	11,300	193,795

Energy (1.5%):
ENEOS Holdings, Inc.	44,500	167,442
Inpex Corp.	8,900	105,291
		272,733

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Financials (1.9%):
Mizuho Financial Group, Inc.	14,300	$184,095
Sumitomo Mitsui Financial Group, Inc.	4,900	157,282
		341,377
Health Care (1.0%):
Takeda Pharmaceutical Co. Ltd.	6,600	189,671

Industrials (1.8%):
Marubeni Corp.	12,000	140,585
Sumitomo Corp.	10,400	181,052
		321,637
Information Technology (0.8%):
Canon, Inc.	5,800	142,617

Materials (0.5%):
Nippon Steel Corp.	5,400	96,314
		2,188,238
Korea, Republic Of (4.7%):
Consumer Discretionary (0.7%):
Kia Corp.	2,218	135,434

Financials (2.5%):
Hana Financial Group, Inc.	3,282	131,616
KB Financial Group, Inc.	2,756	139,403
Shinhan Financial Group Co. Ltd.	5,163	176,800
		447,819
Industrials (0.8%):
Samsung C&T Corp.	1,628	153,141

Materials (0.7%):
POSCO Holdings, Inc.	485	117,258
		853,652
Netherlands (2.2%):
Communication Services (1.2%):
Koninklijke KPN NV	64,893	225,598

Financials (1.0%):
NN Group NV	3,496	177,337
		402,935
Norway (1.8%):
Communication Services (1.1%):
Telenor ASA	14,165	204,029

Materials (0.7%):
Yara International ASA	2,472	124,165
		328,194
Portugal (0.8%):
Utilities (0.8%):
EDP - Energias de Portugal SA	29,520	145,791

Russian Federation (0.0%):(d)
Materials (0.0%):
Raspadskaya OJSC (e)(f)	5,686	925

Spain (4.5%):
Communication Services (0.9%):
Telefonica SA	33,882	164,467

Energy (0.8%):
Repsol SA	10,431	137,575

Utilities (2.8%):
Endesa SA	6,665	145,784
Naturgy Energy Group SA	5,482	164,688
Red Electrica Corp. SA	10,055	206,977
		517,449
		819,491

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Sweden (2.9%):
Communication Services (1.4%):
Telia Co. AB	61,604	$247,389

Energy (0.6%):
Lundin Energy AB	2,453	104,223

Financials (0.9%):
Swedbank AB, Class A	11,006	165,127
		516,739
Switzerland (6.0%):
Communication Services (1.4%):
Swisscom AG, Registered Shares	412	247,494

Financials (2.4%):
Swiss Re AG	2,038	194,381
Zurich Insurance Group AG	494	244,246
		438,627
Health Care (1.3%):
Novartis AG, Registered Shares	2,681	235,774

Materials (0.9%):
Holcim Ltd.	3,515	172,307
		1,094,202
United Kingdom (10.8%):
Consumer Staples (2.8%):
British American Tobacco PLC	4,428	185,784
Imperial Brands PLC	8,338	176,368
Unilever PLC	3,281	148,886
		511,038
Energy (0.6%):
BP PLC	23,772	117,193

Financials (2.6%):
Admiral Group PLC	4,263	143,504
Aviva PLC	29,631	175,946
Legal & General Group PLC	40,190	143,577
		463,027
Health Care (1.2%):
GlaxoSmithKline PLC (a)	10,100	218,507

Materials (1.3%):
Anglo American PLC	1,790	93,393
Evraz PLC (a)(e)(f)	23,292	24,749
Rio Tinto PLC	1,512	120,761
		238,903
Utilities (2.3%):
National Grid PLC	15,447	237,858
SSE PLC	7,560	173,615
		411,473
		1,960,141
Total Common Stocks (Cost $17,580,457)		17,881,658

Collateral for Securities Loaned (5.2%)^
United States (5.2%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	18,735	18,735
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	525,521	525,521
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	9,350	9,350
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	74,552	74,552
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	335,202	335,202
Total Collateral for Securities Loaned (Cost $963,360)		963,360
Total Investments (Cost $18,543,817) — 103.5%		$18,845,018
Liabilities in excess of other assets — (3.5)%		(645,362)
NET ASSETS - 100.00%		$18,199,656

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $316,489 and amounted to 1.7% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.1% of net assets.
(g)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	6/20/22	$107,324	$107,220	$(104)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(104)
	Total net unrealized appreciation (depreciation)				$(104)

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (100.3%)
Brazil (10.9%):
Consumer Discretionary (0.8%):
Vibra Energia SA	24,611	$120,876

Consumer Staples (2.7%):
Ambev SA	42,700	138,138
Atacadao SA	30,800	145,709
JBS SA	16,900	132,174
		416,021
Energy (0.8%):
Petroleo Brasileiro SA, Preference Shares	16,800	118,051

Financials (2.8%):
B3 SA - Brasil Bolsa Balcao	32,900	108,577
Banco do Brasil SA	19,900	145,060
BB Seguridade Participacoes SA	31,500	169,137
		422,774
Materials (1.9%):
Cia Siderurgica Nacional SA	16,100	88,037
CSN Mineracao SA (a)	64,701	81,958
Vale SA	5,700	114,472
		284,467
Utilities (1.9%):
Centrais Eletricas Brasileiras SA	14,900	118,879
CPFL Energia SA	24,800	168,119
		286,998
		1,649,187
Chile (1.8%):
Energy (0.6%):
Empresas COPEC SA	10,609	87,695

Industrials (0.6%):
Cia Sud Americana de Vapores SA	840,972	90,883

Materials (0.6%):
Empresas CMPC SA	47,233	87,516
		266,094
China (18.5%):
Energy (1.7%):
China Petroleum & Chemical Corp., Class H	290,000	145,500
China Shenhua Energy Co. Ltd., Class H	34,726	111,276
		256,776
Financials (13.1%):
Agricultural Bank of China Ltd., Class H	650,192	249,850
Bank of China Ltd., Class H (b)	782,486	314,673
Bank of Communications Co. Ltd., Class H	266,500	191,208
China CITIC Bank Corp. Ltd., Class H	435,282	220,614
China Everbright Bank Co. Ltd., Class H	477,516	181,057
China Merchants Securities Co. Ltd., Class H (c)	98,000	115,603
China Minsheng Banking Corp. Ltd., Class H (b)	358,190	134,899
Industrial & Commercial Bank of China Ltd., Class H (b)	382,846	235,094
New China Life Insurance Co. Ltd., Class H	50,906	142,326
The People's Insurance Co. Group of China Ltd., Class H	608,000	199,484
		1,984,808
Health Care (0.7%):
Sinopharm Group Co. Ltd., Class H	46,800	106,828

Industrials (0.5%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	124,600	79,376

Information Technology (1.0%):
China Railway Signal & Communication Corp. Ltd., Class H (c)	485,258	154,257

Materials (0.5%):
China Hongqiao Group Ltd.	49,500	66,101

Real Estate (1.0%):
China Vanke Co. Ltd., Class H	33,900	76,776

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Country Garden Holdings Co. Ltd.	98,000	$75,442
		152,218
		2,800,364
Colombia (1.0%):
Utilities (1.0%):
Interconexion Electrica SA ESP	22,256	143,537

Hong Kong (0.4%):
Utilities (0.4%):
China Gas Holdings Ltd.	47,200	60,499

India (7.9%):
Communication Services (0.6%):
Indus Towers Ltd. (a)	29,722	87,103

Consumer Discretionary (1.2%):
Bajaj Auto Ltd.	3,797	183,061

Consumer Staples (1.2%):
ITC Ltd.	52,721	174,404

Energy (1.7%):
Bharat Petroleum Corp. Ltd.	31,823	150,926
Hindustan Petroleum Corp. Ltd.	31,145	110,716
		261,642
Materials (1.3%):
Ambuja Cements Ltd.	30,557	120,684
Vedanta Ltd.	15,763	83,913
		204,597
Utilities (1.9%):
NTPC Ltd.	77,537	138,149
Power Grid Corp. of India Ltd.	49,957	142,943
		281,092
		1,191,899
Indonesia (3.3%):
Communication Services (1.0%):
PT Telkom Indonesia Persero Tbk	472,570	150,722

Consumer Staples (1.8%):
PT Gudang Garam Tbk	51,900	114,209
PT Indofood Sukses Makmur Tbk	371,852	154,075
		268,284
Energy (0.5%):
PT Adaro Energy Indonesia Tbk	456,700	85,552
		504,558
Malaysia (11.7%):
Consumer Staples (0.8%):
Kuala Lumpur Kepong Bhd	21,100	126,510

Financials (5.6%):
Malayan Banking Bhd	165,600	352,240
Public Bank Bhd	260,800	289,778
RHB Bank Bhd	145,200	205,898
		847,916
Health Care (1.0%):
Hartalega Holdings Bhd	74,700	86,199
Top Glove Corp. Bhd	130,000	59,386
		145,585
Industrials (2.6%):
MISC Bhd	117,300	205,128
Sime Darby Bhd	336,800	192,320
		397,448
Utilities (1.7%):
Tenaga Nasional Bhd	121,000	259,101
		1,776,560

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Mexico (4.6%):
Consumer Staples (2.7%):
Arca Continental SAB de CV	37,165	$252,763
Kimberly-Clark de Mexico SAB de CV, Class A	113,978	160,365
		413,128
Materials (1.9%):
Grupo Mexico SAB de CV, Class B	22,701	135,842
Orbia Advance Corp. SAB de CV	54,429	143,719
		279,561
		692,689
Netherlands (0.0%):(d)
Consumer Staples (0.0%):
X5 Retail Group NV, GDR (e)(f)	5,583	1,439

Philippines (1.4%):
Communication Services (1.4%):
Globe Telecom, Inc.	1,620	79,544
PLDT, Inc.	3,580	128,030
		207,574
Poland (3.2%):
Communication Services (1.0%):
Cyfrowy Polsat SA	22,025	145,748

Consumer Discretionary (0.5%):
LPP SA	30	82,026

Energy (0.8%):
Polski Koncern Naftowy ORLEN SA	6,311	114,365

Financials (0.9%):
Powszechny Zaklad Ubezpieczen SA	16,717	134,892
		477,031
Romania (1.3%):
Real Estate (1.3%):
NEPI Rockcastle PLC	29,944	199,018

Russian Federation (0.4%):
Communication Services (0.1%):
Mobile TeleSystems PJSC (e)(f)	74,552	8,887
Rostelecom PJSC (e)(f)	216,040	7,780
		16,667
Consumer Staples (0.0%):(d)
Magnit PJSC (e)(f)	2,982	109

Energy (0.0%):(d)
Tatneft PJSC (e)(f)	26,475	5,071

Financials (0.0%):(d)
Moscow Exchange MICEX-RTS PJSC (e)(f)	83,340	4,217

Materials (0.2%):
Magnitogorsk Iron & Steel Works PJSC (e)(f)	149,520	3,667
MMC Norilsk Nickel PJSC (e)(f)	476	4,863
Novolipetsk Steel PJSC (e)(f)	47,250	4,494
Polyus PJSC (e)(f)	1,101	6,212
Severstal PAO (e)(f)	7,165	5,124
		24,360
Utilities (0.1%):
Inter RAO UES PJSC (e)(f)	4,103,676	5,933
RusHydro PJSC (e)(f)	22,215,994	7,893
		13,826
		64,250
South Africa (6.9%):
Communication Services (2.3%):
MultiChoice Group	15,033	135,590
Vodacom Group Ltd.	18,960	207,710
		343,300

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.8%):
Exxaro Resources Ltd.	8,291	$125,759

Financials (1.3%):
Sanlam Ltd.	39,050	193,044

Materials (2.5%):
African Rainbow Minerals Ltd.	5,114	100,196
Anglo American Platinum Ltd.	514	70,616
Impala Platinum Holdings Ltd.	3,797	58,503
Kumba Iron Ore Ltd.	1,994	89,477
Sibanye Stillwater Ltd.	16,824	68,886
		387,678
		1,049,781
Taiwan (19.2%):
Communication Services (2.3%):
Far EasTone Telecommunications Co. Ltd.	138,000	354,093

Financials (1.4%):
Yuanta Financial Holding Co. Ltd.	231,000	212,896

Industrials (1.5%):
Far Eastern New Century Corp.	214,000	227,111

Information Technology (10.9%):
Asustek Computer, Inc.	14,000	182,545
Catcher Technology Co. Ltd.	32,000	161,424
Compal Electronics, Inc.	322,000	301,260
Largan Precision Co. Ltd.	1,000	65,806
Lite-On Technology Corp.	65,059	154,670
Pegatron Corp.	108,000	272,969
Quanta Computer, Inc.	56,000	172,624
Synnex Technology International Corp.	70,000	184,011
WPG Holdings Ltd.	78,000	152,487
		1,647,796
Materials (3.1%):
Asia Cement Corp.	129,000	218,866
Taiwan Cement Corp.	142,000	247,366
		466,232
		2,908,128
Thailand (6.6%):
Communication Services (0.6%):
Total Access Communication PCL	64,300	95,249

Consumer Staples (1.1%):
Charoen Pokphand Foods PCL	229,100	166,067

Energy (1.1%):
PTT PCL	143,600	166,286

Materials (2.5%):
PTT Global Chemical PCL	91,000	138,905
The Siam Cement PCL	20,100	231,545
		370,450
Real Estate (1.3%):
Land & Houses PCL	696,700	199,072

		997,124
Turkey (1.2%):
Industrials (0.7%):
Enka Insaat ve Sanayi A/S	94,693	103,888

Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS	37,333	82,630
		186,518
Total Common Stocks (Cost $17,009,464)		15,176,250

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.8%)
United States (1.8%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	5,189	$5,189
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	145,552	145,552
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	2,590	2,590
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	20,649	20,649
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	92,840	92,840
Total Collateral for Securities Loaned (Cost $266,820)		266,820

Total Investments (Cost $17,276,284) — 102.1%		15,443,070
Liabilities in excess of other assets — (2.1)%		(315,997)
NET ASSETS - 100.00%		$15,127,073

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $269,860 and amounted to 1.8% of net assets.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.4% of net assets.
(g)	Rate disclosed is the daily yield on March 31, 2022.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Consumer Discretionary (8.4%):
Dollar General Corp.	27,998	$6,233,195
Lowe's Cos., Inc.	9,015	1,822,743
McDonald's Corp.	35,580	8,798,222
NIKE, Inc., Class B	31,421	4,228,010
Target Corp. (a)	24,761	5,254,779
		26,336,949
Consumer Staples (18.2%):
Altria Group, Inc.	32,258	1,685,480
Archer-Daniels-Midland Co.	70,329	6,347,896
Brown-Forman Corp., Class B	58,526	3,922,413
Church & Dwight Co., Inc.	26,252	2,608,924
Colgate-Palmolive Co.	74,240	5,629,619
Costco Wholesale Corp.	8,576	4,938,490
Hormel Foods Corp. (b)	62,946	3,244,237
Kimberly-Clark Corp.	29,094	3,583,217
Lancaster Colony Corp.	36,600	5,458,890
McCormick & Co., Inc.	27,468	2,741,306
PepsiCo, Inc.	19,268	3,225,078
The Clorox Co.	20,843	2,897,802
The Coca-Cola Co.	47,956	2,973,272
The Procter & Gamble Co.	22,109	3,378,255
Walmart, Inc.	29,947	4,459,707
		57,094,586
Financials (11.9%):
Aflac, Inc.	58,411	3,761,084
Aon PLC, Class A	26,333	8,574,815
Cincinnati Financial Corp.	11,674	1,587,197
CME Group, Inc.	23,387	5,562,832
Commerce Bancshares, Inc.	59,932	4,290,532
Old Republic International Corp.	46,971	1,215,140
S&P Global, Inc.	3,090	1,267,456
SEI Investments Co.	49,246	2,965,102
T. Rowe Price Group, Inc.	12,328	1,863,870
The Allstate Corp.	44,704	6,191,951
		37,279,979
Health Care (15.4%):
Abbott Laboratories	31,871	3,772,252
Becton Dickinson & Co.	9,372	2,492,952
Chemed Corp.	6,251	3,166,444
Eli Lilly & Co.	21,283	6,094,813
Humana, Inc.	12,231	5,322,564
Johnson & Johnson (a)	16,615	2,944,676
Medtronic PLC	50,350	5,586,333
Merck & Co., Inc.	68,328	5,606,312
ResMed, Inc.	36,570	8,868,591
STERIS PLC	12,769	3,087,161
West Pharmaceutical Services, Inc.	3,555	1,460,074
		48,402,172
Industrials (21.2%):
3M Co.	59,799	8,902,875
Carlisle Cos., Inc.	11,763	2,892,757
Cintas Corp.	4,147	1,764,092
CSX Corp.	108,750	4,072,687
Dover Corp.	34,267	5,376,492
Emerson Electric Co.	71,585	7,018,909
Graco, Inc.	18,655	1,300,627
Illinois Tool Works, Inc.	21,031	4,403,891
Lennox International, Inc.	12,840	3,310,922
Nordson Corp.	15,900	3,610,572
Republic Services, Inc. (a)	39,674	5,256,805
Roper Technologies, Inc.	3,725	1,759,057

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Stanley Black & Decker, Inc.	12,443	$1,739,407
Union Pacific Corp.	18,475	5,047,555
W.W. Grainger, Inc.	11,921	6,148,733
Waste Management, Inc.	24,495	3,882,458
		66,487,839
Information Technology (9.2%):
Automatic Data Processing, Inc.	14,154	3,220,601
Jack Henry & Associates, Inc.	37,978	7,483,565
Mastercard, Inc., Class A	16,840	6,018,279
Microsoft Corp. (a)	10,335	3,186,384
Texas Instruments, Inc.	26,043	4,778,370
Visa, Inc., Class A	18,910	4,193,671
		28,880,870
Materials (5.2%):
Air Products and Chemicals, Inc.	11,219	2,803,740
Ecolab, Inc.	11,746	2,073,874
PPG Industries, Inc.	20,059	2,629,133
RPM International, Inc.	24,003	1,954,804
Sonoco Products Co.	86,424	5,406,686
The Sherwin-Williams Co.	5,490	1,370,414
		16,238,651
Utilities (10.1%):
Alliant Energy Corp.	127,395	7,959,639
Atmos Energy Corp.	21,181	2,530,918
Consolidated Edison, Inc. (a)	83,028	7,861,091
MDU Resources Group, Inc.	75,724	2,018,045
NextEra Energy, Inc. (a)	20,620	1,746,720
Xcel Energy, Inc. (a)	134,771	9,726,423
		31,842,836
Total Common Stocks (Cost $268,603,350)		312,563,882

Collateral for Securities Loaned ^(0.1%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	7,656	7,656
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	214,737	214,737
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	3,820	3,820
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	30,463	30,463
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	136,969	136,969
Total Collateral for Securities Loaned (Cost $393,645)		393,645
Total Investments (Cost $268,996,995) — 99.7%		312,957,527
Other assets in excess of liabilities — 0.3%		1,028,506
NET ASSETS - 100.00%		$313,986,033

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	6/20/22	$1,077,411	$1,132,688	$55,277

	Total unrealized appreciation				$55,277
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$55,277

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.6%)
Communication Services (4.0%):
Fox Corp., Class A	16,511	$651,359
The Interpublic Group of Cos., Inc.	10,018	355,138
Verizon Communications, Inc.	89,281	4,547,974
Ziff Davis, Inc. (a)	7,973	771,627
		6,326,098
Consumer Discretionary (13.1%):
AutoNation, Inc. (a)	3,832	381,590
AutoZone, Inc. (a)	2,658	5,434,493
Deckers Outdoor Corp. (a)	2,664	729,323
Lowe's Cos., Inc.	1,809	365,762
O'Reilly Automotive, Inc. (a)	7,434	5,091,993
Target Corp. (b)	20,867	4,428,395
Tractor Supply Co.	19,689	4,594,822
		21,026,378
Consumer Staples (13.3%):
Altria Group, Inc.	10,509	549,095
Colgate-Palmolive Co.	6,500	492,895
Flowers Foods, Inc.	20,779	534,228
Kellogg Co.	25,980	1,675,450
The Clorox Co.	21,147	2,940,068
The J.M. Smucker Co.	16,239	2,198,923
The Kroger Co.	110,890	6,361,759
The Procter & Gamble Co.	2,628	401,559
Tyson Foods, Inc., Class A	7,258	650,535
Walmart, Inc.	36,833	5,485,170
		21,289,682
Financials (5.7%):
Aflac, Inc.	9,846	633,984
Evercore, Inc.	4,423	492,368
Everest Re Group Ltd.	1,551	467,440
First American Financial Corp.	9,522	617,216
Lazard Ltd., Class A	11,719	404,306
SEI Investments Co.	12,931	778,576
T. Rowe Price Group, Inc.	5,212	788,002
The Allstate Corp.	35,559	4,925,277
		9,107,169
Health Care (18.1%):
AbbVie, Inc.	47,165	7,645,918
Bristol-Myers Squibb Co.	64,047	4,677,352
DaVita, Inc. (a)	9,156	1,035,635
Henry Schein, Inc. (a)	15,655	1,364,960
Johnson & Johnson (b)	36,827	6,526,849
Laboratory Corp. of America Holdings (a)	15,949	4,205,113
McKesson Corp.	1,842	563,892
Quest Diagnostics, Inc.	21,039	2,879,398
		28,899,117
Industrials (18.1%):
3M Co.	26,026	3,874,751
Acuity Brands, Inc.	2,117	400,748
Cintas Corp.	963	409,651
Clean Harbors, Inc. (a)	3,536	394,759
Expeditors International of Washington, Inc.	3,547	365,909
Illinois Tool Works, Inc.	6,417	1,343,720
J.B. Hunt Transport Services, Inc.	2,195	440,734
Lockheed Martin Corp.	13,735	6,062,629
ManpowerGroup, Inc.	3,393	318,671
Northrop Grumman Corp.	10,501	4,696,257
Robert Half International, Inc.	17,430	1,990,157
Rockwell Automation, Inc.	1,250	350,037
The Toro Co.	13,919	1,189,935

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Multi-Factor Minimum Volatility ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Union Pacific Corp.	3,094	$845,312
Waste Management, Inc.	30,929	4,902,247
Watsco, Inc.	4,507	1,373,012
		28,958,529
IT Services (3.2%):
Automatic Data Processing, Inc.	21,003	4,779,023
Genpact Ltd.	7,734	336,506
		5,115,529
Materials (0.3%):
Packaging Corp. of America	2,672	417,126

Semiconductors & Semiconductor Equipment (2.8%):
NXP Semiconductors NV	2,314	428,275
Texas Instruments, Inc.	22,372	4,104,815
		4,533,090
Software (11.2%):
Microsoft Corp. (b)	43,113	13,292,169
Oracle Corp.	56,411	4,666,882
		17,959,051
Technology Hardware, Storage & Peripherals (9.8%):
Apple, Inc.	75,443	13,173,102
NetApp, Inc.	29,953	2,486,099
		15,659,201
Total Common Stocks (Cost $133,171,408)		159,290,970
Total Investments (Cost $133,171,408) — 99.6%		159,290,970
Other assets in excess of liabilities — 0.4%		689,251
NET ASSETS - 100.00%		$159,980,221

(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	6/20/22	$651,840	$679,613	$27,773

	Total unrealized appreciation				$27,773
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$27,773

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (4.6%):
Alphabet, Inc., Class A (a)	773	$2,149,984
AT&T, Inc.	97,169	2,296,103
Charter Communications, Inc., Class A (a)	3,586	1,956,235
Comcast Corp., Class A	47,095	2,204,988
Discovery, Inc., Class A (a)(b)	40,569	1,010,979
DISH Network Corp., Class A (a)	42,475	1,344,334
Electronic Arts, Inc.	15,712	1,987,725
Fox Corp., Class A	46,746	1,844,130
Liberty Broadband Corp., Class C (a)	15,413	2,085,687
Liberty Media Corp.-Liberty Formula One, Class C (a)	37,971	2,651,895
Lumen Technologies, Inc.	125,221	1,411,241
Match Group, Inc. (a)	11,516	1,252,250
Meta Platforms, Inc., Class A (a)	5,637	1,253,443
Netflix, Inc. (a)	3,091	1,157,858
News Corp., Class A	90,236	1,998,727
Omnicom Group, Inc. (b)	21,406	1,816,941
Paramount Global, Class B	39,909	1,508,959
Pinterest, Inc., Class A (a)	32,527	800,489
Roku, Inc. (a)(c)	5,306	664,683
Sirius XM Holdings, Inc. (b)	340,725	2,255,600
Take-Two Interactive Software, Inc. (a)	9,237	1,420,096
The Interpublic Group of Cos., Inc.	43,943	1,557,779
The Walt Disney Co. (a)	13,757	1,886,910
T-Mobile U.S., Inc. (a)	16,099	2,066,307
Verizon Communications, Inc.	69,123	3,521,126
Warner Music Group Corp., Class A	39,671	1,501,547
ZoomInfo Technologies, Inc. (a)	17,666	1,055,367
		46,661,383
Consumer Discretionary (8.2%):
Advance Auto Parts, Inc.	10,260	2,123,410
Amazon.com, Inc. (a)	525	1,711,474
Aptiv PLC (a)	12,638	1,512,895
AutoZone, Inc. (a)	1,186	2,424,872
Bath & Body Works, Inc.	23,975	1,146,005
Best Buy Co., Inc.	15,547	1,413,222
Booking Holdings, Inc. (a)	724	1,700,278
Burlington Stores, Inc. (a)	6,081	1,107,776
CarMax, Inc. (a)	13,633	1,315,312
Chewy, Inc., Class A (a)(b)	17,674	720,746
Chipotle Mexican Grill, Inc. (a)	1,083	1,713,338
D.R. Horton, Inc.	19,173	1,428,580
Darden Restaurants, Inc.	11,924	1,585,296
Dollar General Corp.	13,001	2,894,413
Dollar Tree, Inc. (a)	9,273	1,485,071
Domino's Pizza, Inc.	3,948	1,606,875
Etsy, Inc. (a)(c)	5,650	702,182
Ford Motor Co.	68,481	1,158,014
Garmin Ltd.	18,997	2,253,234
General Motors Co. (a)	30,143	1,318,455
Genuine Parts Co.	19,531	2,461,297
Hasbro, Inc.	19,578	1,603,830
Hilton Worldwide Holdings, Inc. (a)	11,458	1,738,637
Lennar Corp., Class A	17,500	1,420,475
LKQ Corp.	35,804	1,625,860
Lowe's Cos., Inc.	9,479	1,916,559
Marriott International, Inc., Class A (a)	9,823	1,726,392
McDonald's Corp.	14,372	3,553,908
MGM Resorts International	30,351	1,272,921
NIKE, Inc., Class B	12,999	1,749,145
NVR, Inc. (a)	409	1,827,113
O'Reilly Automotive, Inc. (a)	3,821	2,617,232
Pool Corp.	4,094	1,731,148
PulteGroup, Inc.	30,830	1,291,777
Ross Stores, Inc.	19,396	1,754,562

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Starbucks Corp.	25,144	$2,287,350
Tapestry, Inc.	35,720	1,326,998
Target Corp. (c)	11,916	2,528,813
Tesla, Inc. (a)	1,102	1,187,515
The Home Depot, Inc.	7,023	2,102,195
The TJX Cos., Inc.	30,295	1,835,271
Tractor Supply Co.	9,952	2,322,498
Ulta Beauty, Inc. (a)	4,273	1,701,594
Vail Resorts, Inc.	7,127	1,854,944
VF Corp.	30,993	1,762,262
Whirlpool Corp. (b)	9,541	1,648,494
Williams-Sonoma, Inc.	9,045	1,311,525
Yum! Brands, Inc.	22,046	2,613,112
		84,094,875
Consumer Staples (8.7%):
Albertsons Cos., Inc., Class A	37,333	1,241,322
Altria Group, Inc.	49,495	2,586,114
Archer-Daniels-Midland Co.	31,444	2,838,135
Brown-Forman Corp., Class B	42,081	2,820,269
Bunge Ltd.	20,775	2,302,078
Campbell Soup Co.	61,071	2,721,934
Church & Dwight Co., Inc.	29,523	2,933,996
Colgate-Palmolive Co.	41,965	3,182,206
Conagra Brands, Inc.	75,562	2,536,616
Costco Wholesale Corp.	4,778	2,751,411
Darling Ingredients, Inc. (a)	20,275	1,629,705
General Mills, Inc.	41,647	2,820,335
Hormel Foods Corp. (b)	61,009	3,144,404
Kellogg Co. (b)	44,712	2,883,477
Keurig Dr Pepper, Inc.	72,973	2,765,677
Kimberly-Clark Corp.	23,770	2,927,513
McCormick & Co., Inc.	30,288	3,022,742
Molson Coors Beverage Co., Class B	36,626	1,955,096
Mondelez International, Inc., Class A	50,500	3,170,390
Monster Beverage Corp. (a)	27,614	2,206,359
PepsiCo, Inc.	22,340	3,739,269
Philip Morris International, Inc.	26,303	2,470,904
Sysco Corp.	24,030	1,962,050
The Clorox Co.	12,000	1,668,360
The Coca-Cola Co.	54,542	3,381,604
The Estee Lauder Cos., Inc.	6,487	1,766,540
The Hershey Co.	16,526	3,580,027
The J.M. Smucker Co.	19,860	2,689,243
The Kraft Heinz Co.	61,336	2,416,025
The Kroger Co.	34,173	1,960,505
The Procter & Gamble Co.	22,208	3,393,382
Tyson Foods, Inc., Class A	22,259	1,995,074
Walgreens Boots Alliance, Inc.	43,299	1,938,496
Walmart, Inc.	24,175	3,600,141
		89,001,399
Energy (3.4%):
APA Corp.	27,222	1,125,085
Chevron Corp.	15,293	2,490,159
ConocoPhillips	16,536	1,653,600
Continental Resources, Inc.	18,210	1,116,819
Coterra Energy, Inc.	53,754	1,449,746
Devon Energy Corp.	17,954	1,061,620
Diamondback Energy, Inc.	7,892	1,081,836
EOG Resources, Inc.	11,797	1,406,556
Exxon Mobil Corp.	23,603	1,949,372
Halliburton Co.	37,206	1,408,991
Hess Corp.	12,609	1,349,667
Kinder Morgan, Inc.	126,402	2,390,262
Marathon Oil Corp.	49,117	1,233,328
Marathon Petroleum Corp.	21,313	1,822,262
Occidental Petroleum Corp.	22,312	1,265,983
ONEOK, Inc.	27,303	1,928,411

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Ovintiv, Inc.	21,804	$1,178,942
Phillips 66	17,333	1,497,398
Pioneer Natural Resources Co.	6,506	1,626,695
Schlumberger NV	34,091	1,408,299
The Williams Cos., Inc.	76,274	2,548,314
Valero Energy Corp.	17,282	1,754,814
		34,748,159
Financials (15.9%):
Aflac, Inc.	40,380	2,600,068
Ally Financial, Inc.	32,802	1,426,231
American Express Co.	8,913	1,666,731
American Financial Group, Inc.	15,924	2,318,853
American International Group, Inc.	28,809	1,808,341
Ameriprise Financial, Inc.	6,589	1,979,072
Aon PLC, Class A	7,310	2,380,355
Apollo Global Management, Inc.	24,620	1,526,194
Arch Capital Group Ltd. (a)	49,406	2,392,239
Ares Management Corp., Class A	21,347	1,734,017
Arthur J. Gallagher & Co.	16,806	2,934,328
Bank of America Corp.	45,099	1,858,981
Berkshire Hathaway, Inc., Class B (a)	10,713	3,780,725
BlackRock, Inc.	3,076	2,350,587
Blackstone, Inc.	10,870	1,379,838
Brown & Brown, Inc.	36,366	2,628,171
Capital One Financial Corp.	10,753	1,411,761
Cboe Global Markets, Inc.	19,429	2,223,066
Chubb Ltd.	11,615	2,484,449
Cincinnati Financial Corp.	16,581	2,254,353
Citigroup, Inc.	35,838	1,913,749
Citizens Financial Group, Inc.	31,471	1,426,580
CME Group, Inc.	11,816	2,810,554
CNA Financial Corp.	50,526	2,456,574
Coinbase Global, Inc., Class A (a)	4,469	848,484
Comerica, Inc.	16,652	1,505,840
Discover Financial Services	12,773	1,407,457
East West Bancorp, Inc.	17,953	1,418,646
Everest Re Group Ltd.	7,301	2,200,375
FactSet Research Systems, Inc.	6,770	2,939,196
Fidelity National Financial, Inc.	45,878	2,240,682
Fifth Third Bancorp	35,758	1,539,024
First Citizens BancShares, Inc., Class A	1,897	1,262,643
First Republic Bank	10,579	1,714,856
Franklin Resources, Inc. (b)	51,468	1,436,987
Huntington Bancshares, Inc.	107,277	1,568,390
Interactive Brokers Group, Inc.	28,138	1,854,576
Intercontinental Exchange, Inc.	24,262	3,205,495
JPMorgan Chase & Co.	15,589	2,125,093
KeyCorp	71,117	1,591,599
KKR & Co., Inc.	26,092	1,525,599
Lincoln National Corp.	20,448	1,336,481
Loews Corp.	39,471	2,558,510
LPL Financial Holdings, Inc.	8,893	1,624,573
M&T Bank Corp.	8,874	1,504,143
Markel Corp. (a)	2,009	2,963,757
MarketAxess Holdings, Inc.	4,831	1,643,506
Marsh & McLennan Cos., Inc.	18,754	3,196,057
MetLife, Inc.	30,188	2,121,613
Moody's Corp.	7,083	2,389,875
Morgan Stanley	20,522	1,793,623
Morningstar, Inc.	7,038	1,922,570
MSCI, Inc.	3,634	1,827,466
Nasdaq, Inc.	14,641	2,609,026
Northern Trust Corp.	15,880	1,849,226
Principal Financial Group, Inc.	26,371	1,935,895
Prudential Financial, Inc.	18,010	2,128,242
Raymond James Financial, Inc.	17,622	1,936,834
Regions Financial Corp.	65,297	1,453,511

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Rocket Cos., Inc., Class A (b)	104,934	$1,166,866
S&P Global, Inc.	6,362	2,609,565
Signature Bank	3,813	1,119,077
State Street Corp.	18,516	1,613,114
SVB Financial Group (a)	2,135	1,194,426
Synchrony Financial	37,362	1,300,571
T. Rowe Price Group, Inc.	12,942	1,956,701
The Allstate Corp.	19,428	2,690,972
The Bank of New York Mellon Corp.	35,036	1,738,837
The Carlyle Group, Inc.	32,400	1,584,684
The Charles Schwab Corp.	20,742	1,748,758
The Goldman Sachs Group, Inc.	5,814	1,919,201
The Hartford Financial Services Group, Inc.	33,321	2,392,781
The PNC Financial Services Group, Inc.	10,384	1,915,329
The Progressive Corp.	25,885	2,950,631
The Travelers Cos., Inc.	14,182	2,591,477
Tradeweb Markets, Inc., Class A	27,490	2,415,546
Truist Financial Corp.	28,970	1,642,599
U.S. Bancorp	34,507	1,834,047
Upstart Holdings, Inc. (a)(b)	3,216	350,833
W.R. Berkley Corp.	39,204	2,610,594
Webster Financial Corp.	24,741	1,388,465
Wells Fargo & Co.	29,948	1,451,280
Zions Bancorp NA	21,635	1,418,391
		162,530,412
Health Care (14.0%):
Abbott Laboratories	22,244	2,632,800
AbbVie, Inc.	19,117	3,099,057
ABIOMED, Inc. (a)	4,327	1,433,275
Agilent Technologies, Inc.	17,316	2,291,426
Align Technology, Inc. (a)	2,706	1,179,816
AmerisourceBergen Corp.	18,815	2,910,869
Amgen, Inc.	10,985	2,656,393
Anthem, Inc.	4,608	2,263,542
Avantor, Inc. (a)	51,412	1,738,754
Baxter International, Inc.	32,237	2,499,657
Becton Dickinson & Co.	10,172	2,705,752
Biogen, Inc. (a)	7,808	1,644,365
Bio-Rad Laboratories, Inc., Class A (a)	2,983	1,680,115
Bio-Techne Corp.	3,876	1,678,463
Boston Scientific Corp. (a)	49,317	2,184,250
Bristol-Myers Squibb Co.	41,700	3,045,351
Bruker Corp.	26,091	1,677,651
Cardinal Health, Inc.	35,141	1,992,495
Catalent, Inc. (a)	17,215	1,909,143
Centene Corp. (a)	21,297	1,792,994
Charles River Laboratories International, Inc. (a)	5,831	1,655,829
Cigna Corp.	8,132	1,948,508
CVS Health Corp.	23,566	2,385,115
Danaher Corp.	7,892	2,314,960
DaVita, Inc. (a)	16,507	1,867,107
DENTSPLY SIRONA, Inc.	35,836	1,763,848
Dexcom, Inc. (a)	2,967	1,517,917
Edwards Lifesciences Corp. (a)	17,045	2,006,537
Eli Lilly & Co.	7,571	2,168,107
Gilead Sciences, Inc. (c)	51,833	3,081,472
HCA Healthcare, Inc.	7,094	1,777,898
Henry Schein, Inc. (a)	25,324	2,208,000
Hologic, Inc. (a)	32,245	2,477,061
Horizon Therapeutics PLC (a)	20,818	2,190,262
Humana, Inc.	3,695	1,607,953
IDEXX Laboratories, Inc. (a)	3,278	1,793,263
Illumina, Inc. (a)	4,251	1,485,299
Incyte Corp. (a)	27,245	2,163,798
Insulet Corp. (a)	4,535	1,208,079
Intuitive Surgical, Inc. (a)	6,335	1,911,143
IQVIA Holdings, Inc. (a)	9,338	2,159,039
Johnson & Johnson (c)	20,981	3,718,463

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Laboratory Corp. of America Holdings (a)	8,592	$2,265,367
McKesson Corp.	9,462	2,896,602
Medtronic PLC	23,652	2,624,189
Merck & Co., Inc.	26,975	2,213,299
Mettler-Toledo International, Inc. (a)	1,503	2,063,905
Moderna, Inc. (a)	3,933	677,499
Molina Healthcare, Inc. (a)	5,695	1,899,795
PerkinElmer, Inc.	11,031	1,924,468
Pfizer, Inc.	35,391	1,832,192
Quest Diagnostics, Inc.	18,068	2,472,786
Regeneron Pharmaceuticals, Inc. (a)	3,260	2,276,849
Repligen Corp. (a)	5,845	1,099,386
ResMed, Inc.	8,620	2,090,436
STERIS PLC	9,587	2,317,849
Stryker Corp.	8,772	2,345,194
Teleflex, Inc.	4,924	1,747,183
The Cooper Cos., Inc.	5,533	2,310,525
Thermo Fisher Scientific, Inc.	4,340	2,563,421
UnitedHealth Group, Inc.	5,374	2,740,579
Universal Health Services, Inc., Class B	13,225	1,916,964
Veeva Systems, Inc., Class A (a)	7,339	1,559,244
Vertex Pharmaceuticals, Inc. (a)	9,342	2,437,982
Waters Corp. (a)	7,258	2,252,811
West Pharmaceutical Services, Inc.	4,696	1,928,694
Zimmer Biomet Holdings, Inc.	13,899	1,777,682
Zoetis, Inc.	13,368	2,521,071
		143,181,798
Industrials (16.0%):
3M Co.	18,124	2,698,301
AMERCO, Inc.	3,616	2,158,535
AMETEK, Inc.	21,105	2,810,764
AO Smith Corp.	29,211	1,866,291
Booz Allen Hamilton Holding Corp.	24,922	2,189,148
Builders FirstSource, Inc. (a)	18,692	1,206,382
C.H. Robinson Worldwide, Inc.	21,588	2,325,243
Carlisle Cos., Inc.	10,124	2,489,694
Carrier Global Corp.	43,423	1,991,813
Caterpillar, Inc.	10,829	2,412,918
Cintas Corp.	6,254	2,660,389
Copart, Inc. (a)	16,347	2,051,058
CoStar Group, Inc. (a)(c)	23,308	1,552,546
CSX Corp.	69,161	2,590,079
Cummins, Inc.	11,689	2,397,531
Deere & Co.	4,993	2,074,392
Delta Air Lines, Inc. (a)	33,717	1,334,182
Dover Corp.	15,899	2,494,553
Eaton Corp. PLC	14,913	2,263,197
Emerson Electric Co.	23,581	2,312,117
Equifax, Inc.	8,368	1,984,053
Expeditors International of Washington, Inc.	21,487	2,216,599
Fastenal Co.	50,382	2,992,691
FedEx Corp.	9,512	2,200,982
Fortive Corp.	37,549	2,287,861
Fortune Brands Home & Security, Inc.	22,376	1,662,089
Generac Holdings, Inc. (a)	3,746	1,113,536
General Dynamics Corp.	12,988	3,132,446
Graco, Inc.	35,214	2,455,120
HEICO Corp.	14,484	2,223,873
Honeywell International, Inc.	13,050	2,539,269
Howmet Aerospace, Inc.	44,895	1,613,526
IDEX Corp.	12,675	2,430,178
Illinois Tool Works, Inc.	13,412	2,808,473
Ingersoll Rand, Inc. (c)	39,593	1,993,508
J.B. Hunt Transport Services, Inc.	9,782	1,964,128
Jacobs Engineering Group, Inc.	17,307	2,385,078
Johnson Controls International PLC	35,735	2,343,144
L3Harris Technologies, Inc.	8,566	2,128,394

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Leidos Holdings, Inc.	18,476	$1,995,778
Lockheed Martin Corp.	5,353	2,362,814
Masco Corp.	42,076	2,145,876
Nordson Corp.	10,235	2,324,164
Norfolk Southern Corp.	8,872	2,530,472
Northrop Grumman Corp.	4,906	2,194,061
Old Dominion Freight Line, Inc.	6,176	1,844,648
Otis Worldwide Corp.	31,155	2,397,377
PACCAR, Inc.	26,058	2,294,928
Parker-Hannifin Corp.	6,819	1,934,959
Quanta Services, Inc.	13,284	1,748,307
Raytheon Technologies Corp.	23,063	2,284,851
Regal Rexnord Corp.	10,682	1,589,268
Republic Services, Inc. (c)	23,448	3,106,860
Robert Half International, Inc.	18,087	2,065,174
Rockwell Automation, Inc.	8,482	2,375,214
Rollins, Inc.	58,827	2,061,886
Roper Technologies, Inc.	6,105	2,882,964
Snap-on, Inc.	10,046	2,064,252
Southwest Airlines Co. (a)	36,193	1,657,639
Stanley Black & Decker, Inc.	12,285	1,717,320
Textron, Inc.	25,195	1,874,004
Trane Technologies PLC	13,948	2,129,860
TransDigm Group, Inc. (a)	2,735	1,781,962
TransUnion	21,871	2,260,149
Trex Co., Inc. (a)	13,672	893,192
Union Pacific Corp.	11,050	3,018,970
United Parcel Service, Inc., Class B	8,897	1,908,051
United Rentals, Inc. (a)	4,681	1,662,738
Verisk Analytics, Inc.	15,052	3,230,611
W.W. Grainger, Inc.	5,008	2,583,076
Waste Management, Inc.	22,914	3,631,869
Watsco, Inc.	8,577	2,612,897
Westinghouse Air Brake Technologies Corp.	21,443	2,062,173
Xylem, Inc.	21,926	1,869,411
		163,451,856
Information Technology (14.7%):
Accenture PLC, Class A	6,916	2,332,283
Adobe, Inc. (a)	3,271	1,490,333
Advanced Micro Devices, Inc. (a)	8,406	919,112
Akamai Technologies, Inc. (a)	21,518	2,569,034
Amphenol Corp., Class A	33,709	2,539,973
Analog Devices, Inc.	11,984	1,979,517
ANSYS, Inc. (a)	5,485	1,742,310
Apple, Inc.	13,287	2,320,043
Applied Materials, Inc.	9,717	1,280,701
AppLovin Corp., Class A (a)	13,277	731,164
Arista Networks, Inc. (a)	11,227	1,560,329
Autodesk, Inc. (a)	6,325	1,355,764
Automatic Data Processing, Inc.	12,187	2,773,030
Bentley Systems, Inc., Class B	37,781	1,669,165
Block, Inc. (a)(c)	6,464	876,518
Broadcom, Inc.	3,264	2,055,276
Broadridge Financial Solutions, Inc.	16,062	2,501,014
Cadence Design Systems, Inc. (a)	10,356	1,703,148
CDW Corp.	11,884	2,125,929
Cisco Systems, Inc.	45,277	2,524,646
Cognex Corp.	22,622	1,745,287
Cognizant Technology Solutions Corp., Class A	27,815	2,494,171
Corning, Inc.	48,473	1,789,138
Dell Technologies, Inc., Class C (a)	38,894	1,952,090
Dynatrace, Inc. (a)	25,691	1,210,046
Enphase Energy, Inc. (a)	4,720	952,402
Entegris, Inc.	10,585	1,389,387
EPAM Systems, Inc. (a)	3,571	1,059,194
F5, Inc. (a)	9,288	1,940,728
Fair Isaac Corp. (a)	3,214	1,499,202
Fidelity National Information Services, Inc.	17,124	1,719,592

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Fiserv, Inc. (a)	18,925	$1,918,995
FleetCor Technologies, Inc. (a)	7,851	1,955,370
Fortinet, Inc. (a)	3,460	1,182,420
Gartner, Inc. (a)	5,904	1,756,204
Global Payments, Inc.	11,102	1,519,198
GoDaddy, Inc., Class A (a)	16,952	1,418,882
Hewlett Packard Enterprise Co.	116,971	1,954,585
HP, Inc.	50,262	1,824,511
Intel Corp.	39,151	1,940,324
International Business Machines Corp.	19,546	2,541,371
Intuit, Inc.	3,353	1,612,257
Jack Henry & Associates, Inc.	13,307	2,622,144
Juniper Networks, Inc.	61,621	2,289,836
Keysight Technologies, Inc. (a)	13,566	2,143,021
KLA Corp.	3,743	1,370,163
Lam Research Corp.	2,461	1,323,058
Mastercard, Inc., Class A	4,712	1,683,975
Microchip Technology, Inc.	20,825	1,564,791
Micron Technology, Inc.	15,865	1,235,725
Microsoft Corp. (c)	7,610	2,346,239
Monolithic Power Systems, Inc.	2,892	1,404,587
Motorola Solutions, Inc.	10,302	2,495,144
NetApp, Inc.	25,481	2,114,923
NortonLifeLock, Inc.	65,397	1,734,329
NVIDIA Corp.	4,299	1,173,025
NXP Semiconductors NV	7,376	1,365,150
ON Semiconductor Corp. (a)	16,731	1,047,528
Oracle Corp.	22,313	1,845,955
Paychex, Inc.	21,637	2,952,801
Paycom Software, Inc. (a)	3,913	1,355,385
Paylocity Holding Corp. (a)	5,844	1,202,520
PayPal Holdings, Inc. (a)	10,120	1,170,378
PTC, Inc. (a)	14,618	1,574,651
Qorvo, Inc. (a)	10,690	1,326,629
QUALCOMM, Inc.	8,332	1,273,296
Salesforce, Inc. (a)	7,319	1,553,970
ServiceNow, Inc. (a)(c)	2,296	1,278,619
Skyworks Solutions, Inc.	12,344	1,645,208
SS&C Technologies Holdings, Inc.	34,617	2,596,967
Synopsys, Inc. (a)	5,069	1,689,346
TE Connectivity Ltd.	14,561	1,907,200
Teledyne Technologies, Inc. (a)	5,686	2,687,374
Teradyne, Inc.	9,654	1,141,392
Texas Instruments, Inc.	12,382	2,271,849
The Trade Desk, Inc., Class A (a)	8,272	572,836
Trimble, Inc. (a)	26,650	1,922,531
Tyler Technologies, Inc. (a)	4,051	1,802,249
Ubiquiti, Inc. (b)	5,237	1,524,805
VeriSign, Inc. (a)	11,381	2,531,817
Visa, Inc., Class A	8,859	1,964,660
VMware, Inc., Class A	15,296	1,741,756
Western Digital Corp. (a)	26,519	1,316,668
Workday, Inc., Class A (a)	7,344	1,758,594
Zebra Technologies Corp. (a)	4,195	1,735,472
Zoom Video Communications, Inc., Class A (a)	7,884	924,241
		149,607,450
Materials (5.9%):
Air Products and Chemicals, Inc.	10,886	2,720,520
Albemarle Corp.	5,799	1,282,449
Alcoa Corp.	11,744	1,057,312
Avery Dennison Corp.	12,578	2,188,195
Ball Corp.	23,886	2,149,740
Celanese Corp.	14,013	2,002,037
CF Industries Holdings, Inc.	15,868	1,635,356
Cleveland-Cliffs, Inc. (a)	41,150	1,325,441
Corteva, Inc.	39,055	2,244,881
Dow, Inc.	34,505	2,198,659

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

DuPont de Nemours, Inc.	24,629	$1,812,202
Eastman Chemical Co.	15,763	1,766,402
Ecolab, Inc.	13,444	2,373,673
FMC Corp.	15,221	2,002,627
Freeport-McMoRan, Inc.	24,650	1,226,091
International Flavors & Fragrances, Inc.	16,656	2,187,432
International Paper Co.	53,828	2,484,162
LyondellBasell Industries NV, Class A	19,071	1,960,880
Martin Marietta Materials, Inc.	5,204	2,002,968
Newmont Corp.	27,715	2,201,957
Nucor Corp.	8,957	1,331,458
Packaging Corp. of America	15,605	2,436,097
PPG Industries, Inc.	17,372	2,276,948
Reliance Steel & Aluminum Co.	9,569	1,754,476
RPM International, Inc.	30,446	2,479,522
Steel Dynamics, Inc.	17,897	1,493,147
The Mosaic Co.	24,058	1,599,857
The Sherwin-Williams Co.	10,119	2,525,905
Vulcan Materials Co.	11,147	2,047,704
Westlake Corp.	14,212	1,753,761
Westrock Co.	39,708	1,867,467
		60,389,326
Real Estate (0.3%):
CBRE Group, Inc., Class A (a)	19,200	1,757,184
Jones Lang LaSalle, Inc. (a)	6,552	1,568,942
		3,326,126
Utilities (7.8%):
Alliant Energy Corp.	48,900	3,055,272
Ameren Corp.	35,512	3,329,605
American Electric Power Co., Inc. (c)	35,978	3,589,525
American Water Works Co., Inc.	16,983	2,811,196
Atmos Energy Corp.	25,222	3,013,777
CenterPoint Energy, Inc.	101,105	3,097,857
CMS Energy Corp.	48,048	3,360,477
Consolidated Edison, Inc. (c)	33,515	3,173,200
Dominion Energy, Inc.	35,732	3,036,148
DTE Energy Co.	26,806	3,544,021
Duke Energy Corp. (c)	31,827	3,553,803
Edison International	42,306	2,965,651
Entergy Corp.	23,670	2,763,472
Essential Utilities, Inc.	55,226	2,823,705
Evergy, Inc. (c)	49,367	3,373,741
Eversource Energy (c)	33,054	2,915,032
Exelon Corp.	73,036	3,478,705
FirstEnergy Corp.	69,143	3,170,898
NextEra Energy, Inc. (c)	28,041	2,375,353
NiSource, Inc.	105,197	3,345,265
PPL Corp.	115,753	3,305,906
Sempra Energy	18,787	3,158,470
The Southern Co. (c)	50,417	3,655,737
WEC Energy Group, Inc. (c)	31,613	3,155,293
Xcel Energy, Inc. (c)	43,168	3,115,435
		79,167,544
Total Common Stocks (Cost $837,567,463)		1,016,160,328
Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (d)	3,818,670	3,818,670
Total Investment Companies (Cost $3,818,670)		3,818,670

Collateral for Securities Loaned (1.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	265,073	265,073
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	7,435,262	7,435,262
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	132,284	132,284

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	1,054,794	$1,054,794
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	4,742,561	4,742,561
Total Collateral for Securities Loaned (Cost $13,629,974)		13,629,974
Total Investments (Cost $855,016,107) — 101.2%		1,033,608,972
Liabilities in excess of other assets — (1.2)%		(12,505,790)
NET ASSETS - 100.00%		$1,021,103,182

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures	19	6/20/22	$4,094,700	$4,304,213	$209,513

	Total unrealized appreciation				$209,513
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$209,513

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.4%)
Communication Services (5.1%):
AT&T, Inc.	633,378	$14,966,722
Lumen Technologies, Inc.	816,231	9,198,923
Omnicom Group, Inc.	139,540	11,844,155
Paramount Global, Class B	260,139	9,835,856
The Interpublic Group of Cos., Inc.	286,457	10,154,901
Verizon Communications, Inc.	450,588	22,952,953
		78,953,510
Consumer Discretionary (4.4%):
Best Buy Co., Inc.	101,341	9,211,897
Darden Restaurants, Inc.	77,729	10,334,070
Genuine Parts Co.	127,318	16,044,614
Hasbro, Inc.	127,615	10,454,221
VF Corp.	202,021	11,486,914
Whirlpool Corp. (a)	62,192	10,745,534
		68,277,250
Consumer Staples (14.5%):
Altria Group, Inc.	322,642	16,858,044
Campbell Soup Co.	398,094	17,743,050
Conagra Brands, Inc.	492,551	16,534,937
General Mills, Inc.	271,479	18,384,558
Kellogg Co. (a)	291,456	18,795,997
Kimberly-Clark Corp.	154,946	19,083,149
PepsiCo, Inc.	145,631	24,375,717
Philip Morris International, Inc.	171,460	16,106,952
The Clorox Co.	78,228	10,876,039
The Coca-Cola Co.	355,532	22,042,984
The J.M. Smucker Co. (a)	129,468	17,531,262
The Kraft Heinz Co.	399,825	15,749,107
Walgreens Boots Alliance, Inc.	282,250	12,636,333
		226,718,129
Electric Utilities (14.9%):
Alliant Energy Corp.	318,761	19,916,187
American Electric Power Co., Inc. (b)	234,524	23,398,459
Duke Energy Corp. (b)	207,466	23,165,654
Edison International	275,776	19,331,898
Entergy Corp.	154,298	18,014,292
Evergy, Inc. (b)	321,803	21,992,017
Eversource Energy (b)	215,453	19,000,800
Exelon Corp.	476,082	22,675,786
FirstEnergy Corp.	450,713	20,669,698
The Southern Co. (b)	328,655	23,830,774
Xcel Energy, Inc. (b)	281,395	20,308,277
		232,303,842
Energy (6.8%):
Chevron Corp.	99,687	16,232,034
Exxon Mobil Corp.	153,861	12,707,380
Kinder Morgan, Inc.	823,966	15,581,197
Marathon Petroleum Corp.	138,921	11,877,746
ONEOK, Inc.	177,975	12,570,374
Phillips 66	112,988	9,761,033
The Williams Cos., Inc.	497,205	16,611,619
Valero Energy Corp.	112,651	11,438,583
		106,779,966
Financials (18.3%):
Apollo Global Management, Inc.	160,489	9,948,713
Blackstone, Inc.	70,856	8,994,461
Citigroup, Inc.	233,612	12,474,881
Citizens Financial Group, Inc.	205,158	9,299,812
CME Group, Inc.	77,020	18,319,977
CNA Financial Corp.	329,356	16,013,289

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Comerica, Inc.	108,552	$9,816,357
Fidelity National Financial, Inc.	299,052	14,605,700
Franklin Resources, Inc.	335,491	9,366,909
Huntington Bancshares, Inc.	699,305	10,223,839
JPMorgan Chase & Co.	101,623	13,853,247
KeyCorp	463,590	10,375,144
Lincoln National Corp.	133,286	8,711,573
MetLife, Inc.	196,776	13,829,417
Morgan Stanley	133,778	11,692,197
Principal Financial Group, Inc.	171,899	12,619,106
Prudential Financial, Inc.	117,401	13,873,276
Regions Financial Corp.	425,658	9,475,147
State Street Corp.	120,688	10,514,339
T. Rowe Price Group, Inc.	84,360	12,754,389
The Allstate Corp.	126,636	17,540,352
Truist Financial Corp.	188,846	10,707,568
U.S. Bancorp	224,934	11,955,242
Webster Financial Corp.	161,273	9,050,641
		286,015,576
Health Care (9.0%):
AbbVie, Inc.	124,609	20,200,365
Amgen, Inc.	71,615	17,317,939
Bristol-Myers Squibb Co.	271,819	19,850,942
Cardinal Health, Inc.	229,077	12,988,666
Gilead Sciences, Inc. (b)	337,880	20,086,966
Johnson & Johnson (b)	136,762	24,238,329
Merck & Co., Inc.	175,838	14,427,508
Pfizer, Inc.	230,695	11,943,080
		141,053,795
Industrials (3.2%):
3M Co.	118,146	17,589,576
Cummins, Inc.	76,188	15,626,921
Watsco, Inc.	55,920	17,035,469
		50,251,966
Information Technology (6.4%):
Broadcom, Inc.	21,279	13,398,961
Cisco Systems, Inc.	295,156	16,457,898
Hewlett Packard Enterprise Co.	762,492	12,741,241
Intel Corp.	255,212	12,648,307
International Business Machines Corp.	127,415	16,566,498
NetApp, Inc.	166,094	13,785,802
Texas Instruments, Inc.	80,716	14,809,772
		100,408,479
Materials (5.9%):
Air Products and Chemicals, Inc.	70,955	17,732,364
Dow, Inc.	224,924	14,332,157
International Paper Co.	350,887	16,193,435
LyondellBasell Industries NV, Class A	124,319	12,782,480
Newmont Corp.	180,661	14,353,516
Packaging Corp. of America	101,724	15,880,134
		91,274,086
Multi-Utilities (10.9%):
Ameren Corp.	231,475	21,703,096
CMS Energy Corp.	313,204	21,905,488
Consolidated Edison, Inc. (b)	218,467	20,684,456
Dominion Energy, Inc.	232,917	19,790,957
DTE Energy Co.	174,745	23,103,036
NiSource, Inc.	685,697	21,805,165
Sempra Energy	122,471	20,589,825
WEC Energy Group, Inc. (b)	206,077	20,568,545
		170,150,568
Total Common Stocks (Cost $1,412,087,249)		1,552,187,167

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (c)	6,156,530	$6,156,530
Total Investment Companies (Cost $6,156,530)		6,156,530
Collateral for Securities Loaned (0.9%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (c)	268,976	268,976
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (c)	7,544,748	7,544,748
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (c)	134,232	134,232
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (c)	1,070,326	1,070,326
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (c)	4,812,396	4,812,396
Total Collateral for Securities Loaned (Cost $13,830,678)		13,830,678
Total Investments (Cost $1,432,074,457) — 100.7%		1,572,174,375
Liabilities in excess of other assets — (0.7)%		(10,411,549)
NET ASSETS - 100.00%		$1,561,762,826

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Rate disclosed is the daily yield on March 31, 2022.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

E-Mini S&P 500 Futures	29	6/20/22	$6,343,594	$6,569,588	$225,994

	Total unrealized appreciation				$225,994
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$225,994

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Communication Services (3.0%):
Advantage Solutions, Inc. (a)	18,421	$117,526
AMC Networks, Inc., Class A (a)	2,524	102,550
Boston Omaha Corp., Class A (a)	4,652	118,021
Cars.com, Inc. (a)	6,971	100,592
EchoStar Corp., Class A (a)	5,752	140,004
Gray Television, Inc.	6,370	140,586
IDT Corp., Class B (a)	2,482	84,611
John Wiley & Sons, Inc., Class A	3,973	210,688
Scholastic Corp.	5,011	201,843
Sciplay Corp., Class A (a)	8,894	114,910
Shenandoah Telecommunications Co.	4,116	97,055
Telephone & Data Systems, Inc.	8,596	162,292
The EW Scripps Co., Class A (a)	7,020	145,946
Thryv Holdings, Inc. (a)	3,546	99,714
United States Cellular Corp. (a)	6,565	198,460
WideOpenWest, Inc. (a)	8,367	145,921
Yelp, Inc. (a)	4,548	155,132
		2,335,851
Consumer Discretionary (13.3%):
1-800-Flowers.com, Inc., Class A (a)	6,186	78,933
Abercrombie & Fitch Co. (a)	2,791	89,284
Academy Sports & Outdoors, Inc.	3,770	148,538
Accel Entertainment, Inc. (a)	11,694	142,433
American Axle & Manufacturing Holdings, Inc. (a)	11,734	91,056
Arko Corp.	16,621	151,251
Big Lots, Inc.	3,513	121,550
Bloomin' Brands, Inc.	5,090	111,675
Boot Barn Holdings, Inc. (a)	1,351	128,061
Brinker International, Inc. (a)	2,838	108,298
Caleres, Inc.	5,243	101,347
Camping World Holdings, Inc., Class A	4,284	119,738
Carriage Services, Inc.	3,447	183,829
Cavco Industries, Inc. (a)	572	137,766
Century Communities, Inc.	2,090	111,961
Chuy's Holdings, Inc. (a)	3,691	99,657
Clarus Corp.	6,798	154,859
Dana, Inc.	6,607	116,085
Dave & Buster's Entertainment, Inc. (a)	2,341	114,943
Denny's Corp. (a)	9,219	131,924
Dine Brands Global, Inc.	1,542	120,199
Dorman Products, Inc. (a)	2,195	208,591
Dream Finders Homes, Inc., Class A (a)	5,790	98,893
Ethan Allen Interiors, Inc. (b)	5,720	149,120
Everi Holdings, Inc. (a)	4,959	104,139
Fossil Group, Inc. (a)	6,904	66,555
Franchise Group, Inc.	3,177	131,623
Frontdoor, Inc. (a)	5,323	158,892
Funko, Inc., Class A (a)	6,938	119,681
Genesco, Inc. (a)	1,740	110,681
Gentherm, Inc. (a)	1,599	116,791
G-III Apparel Group Ltd. (a)	5,208	140,876
Golden Entertainment, Inc. (a)	2,072	120,321
GoPro, Inc., Class A (a)	16,744	142,826
Graham Holdings Co., Class B	362	221,352
Green Brick Partners, Inc. (a)	5,334	105,400
Groupon, Inc. (a)(b)	3,624	69,690
Guess?, Inc. (b)	5,289	115,565
iRobot Corp. (a)	1,935	122,679
Jack in the Box, Inc.	2,225	207,837
Johnson Outdoors, Inc., Class A	2,460	191,216
Kontoor Brands, Inc.	2,769	114,498
La-Z-Boy, Inc.	4,655	122,752
M/I Homes, Inc. (a)	2,954	131,010
Malibu Boats, Inc., Class A (a)	2,093	121,415

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
MarineMax, Inc. (a)	2,867	$115,425
Monarch Casino & Resort, Inc. (a)	1,897	165,475
Monro, Inc.	3,233	143,351
Movado Group, Inc.	3,246	126,756
National Vision Holdings, Inc. (a)	3,988	173,757
Ollie's Bargain Outlet Holdings, Inc. (a)	2,673	114,832
OneWater Marine, Inc.	2,444	84,196
Overstock.com, Inc. (a)	1,340	58,967
Oxford Industries, Inc.	1,782	161,271
Patrick Industries, Inc.	2,052	123,736
Perdoceo Education Corp. (a)	18,577	213,264
PubMatic, Inc., Class A (a)	2,441	63,759
Qurate Retail, Inc., Class A	17,096	81,377
Rent-A-Center, Inc.	3,813	96,050
Ruth's Hospitality Group, Inc.	5,422	124,055
Sally Beauty Holdings, Inc. (a)	6,548	102,345
Shoe Carnival, Inc.	4,014	117,048
Sleep Number Corp. (a)	1,763	89,402
Smith & Wesson Brands, Inc.	5,094	77,072
Sonic Automotive, Inc., Class A	2,543	108,103
Standard Motor Products, Inc.	5,195	224,112
Strategic Education, Inc.	2,190	145,372
Stride, Inc. (a)	3,281	119,199
Sturm Ruger & Co., Inc. (c)	2,637	183,588
The Aaron's Co., Inc.	5,391	108,251
The Buckle, Inc. (b)	3,132	103,481
The Cheesecake Factory, Inc. (a)	2,976	118,415
The Children's Place, Inc. (a)(b)	1,501	73,999
Tri Pointe Homes, Inc. (a)	6,923	139,014
Tupperware Brands Corp. (a)	5,238	101,879
Urban Outfitters, Inc. (a)	4,663	117,088
Vista Outdoor, Inc. (a)	3,746	133,695
Winmark Corp.	780	171,600
Winnebago Industries, Inc.	2,200	118,866
Wolverine World Wide, Inc.	6,620	149,347
WW International, Inc. (a)	9,776	100,009
XPEL, Inc. (a)	1,434	75,443
Zumiez, Inc. (a)	2,551	97,474
		10,376,863
Consumer Staples (6.8%):
B&G Foods, Inc. (b)	7,518	202,836
BellRing Brands, Inc. (a)	4,964	114,569
Central Garden & Pet Co., Class A (a)	4,612	188,077
e.l.f. Beauty, Inc. (a)	6,789	175,360
Edgewell Personal Care Co.	4,342	159,221
Energizer Holdings, Inc.	6,966	214,274
Fresh Del Monte Produce, Inc.	6,795	176,058
Grocery Outlet Holding Corp. (a)	5,431	178,028
Hostess Brands, Inc. (a)	11,455	251,323
Ingles Markets, Inc., Class A	2,289	203,835
Inter Parfums, Inc.	1,930	169,937
John B Sanfilippo & Son, Inc.	3,691	307,977
Medifast, Inc.	757	129,280
MGP Ingredients, Inc.	1,730	148,071
Mission Produce, Inc. (a)	12,992	164,349
Nu Skin Enterprises, Inc., Class A	3,520	168,538
PriceSmart, Inc.	2,877	226,909
SpartanNash Co.	8,040	265,240
The Andersons, Inc.	3,867	194,355
The Duckhorn Portfolio, Inc. (a)	7,223	131,386
Tootsie Roll Industries, Inc.	6,197	216,663
United Natural Foods, Inc. (a)	2,709	112,017
Universal Corp.	4,702	273,045
USANA Health Sciences, Inc. (a)	2,595	206,173
Utz Brands, Inc.	9,730	143,809
Vector Group Ltd.	13,866	166,947
WD-40 Co.	861	157,761

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Weis Markets, Inc. (c)	3,423	$244,471
		5,290,509
Energy (2.5%):
Arch Resources, Inc.	991	136,144
Archrock, Inc.	17,789	164,192
Brigham Minerals, Inc.	6,618	169,090
Centennial Resource Development, Inc., Class A (a)	9,431	76,108
CONSOL Energy, Inc. (a)	2,568	96,634
Core Laboratories NV	4,069	128,702
CVR Energy, Inc.	5,348	136,588
Gulfport Energy Corp. (a)	2,191	196,796
Laredo Petroleum, Inc. (a)	832	65,845
Noble Corp. (a)	5,084	178,194
Oasis Petroleum, Inc.	924	135,181
PBF Energy, Inc., Class A (a)	4,476	109,080
Peabody Energy Corp. (a)(c)	3,091	75,822
RPC, Inc. (a)	10,182	108,642
World Fuel Services Corp. (c)	5,218	141,095
		1,918,113
Financials (24.7%):
1st Source Corp.	4,297	198,736
A-Mark Precious Metals, Inc.	1,817	140,527
Amerant Bancorp, Inc.	5,069	160,130
AMERISAFE, Inc.	3,955	196,445
AssetMark Financial Holdings, Inc. (a)	9,808	218,228
Atlanticus Holdings Corp. (a)	1,766	91,461
B Riley Financial, Inc.	2,126	148,735
Banc of California, Inc.	8,680	168,045
BancFirst Corp.	3,003	249,880
Banner Corp.	3,021	176,819
Berkshire Hills Bancorp, Inc.	6,174	178,861
BGC Partners, Inc., Class A	34,955	153,802
Blucora, Inc. (a)	9,642	188,501
Brightsphere Investment Group, Inc.	7,815	189,514
Brookline Bancorp, Inc.	12,789	202,322
Byline Bancorp, Inc.	6,959	185,666
Capitol Federal Financial, Inc.	23,823	259,194
City Holding Co.	3,033	238,697
CNO Financial Group, Inc.	8,357	209,677
Columbia Banking System, Inc.	4,328	139,665
Columbia Financial, Inc. (a)(c)	12,012	258,378
ConnectOne Bancorp, Inc.	6,137	196,445
Customers Bancorp, Inc. (a)	1,825	95,156
Dime Community Bancshares, Inc.	6,384	220,695
Donnelley Financial Solutions, Inc. (a)	3,873	128,816
Eagle Bancorp, Inc.	3,396	193,606
Employers Holdings, Inc.	6,018	246,858
Encore Capital Group, Inc. (a)	3,209	201,301
Enova International, Inc. (a)	3,273	124,276
Enterprise Financial Services Corp.	4,420	209,110
FB Financial Corp.	4,318	191,806
Federal Agricultural Mortgage Corp., Class C	1,716	186,152
First BanCorp/Puerto Rico	11,868	155,708
First Bancorp/Southern Pines NC	4,094	171,006
First Busey Corp.	7,266	184,120
First Commonwealth Financial Corp.	12,280	186,165
First Financial Bancorp	7,671	176,817
First Foundation, Inc.	7,022	170,564
First Merchants Corp.	4,472	186,035
FirstCash Holdings, Inc.	2,665	187,456
Fulton Financial Corp.	10,873	180,709
GCM Grosvenor, Inc., Class A	21,813	211,804
Genworth Financial, Inc. (a)	35,230	133,169
German American Bancorp, Inc.	4,751	180,490
Green Dot Corp., Class A (a)	5,298	145,589
Heartland Financial USA, Inc.	4,040	193,233
Heritage Financial Corp.	7,475	187,324

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Hilltop Holdings, Inc.	6,275	$184,485
HomeStreet, Inc.	3,914	185,445
Hope Bancorp, Inc.	10,448	168,004
Horace Mann Educators Corp.	5,492	229,730
Horizon Bancorp, Inc.	10,056	187,746
International Bancshares Corp.	4,321	182,389
Kearny Financial Corp.	18,132	233,540
Lakeland Bancorp, Inc.	11,703	195,440
Lakeland Financial Corp.	2,454	179,142
LendingClub Corp. (a)	3,011	47,514
LendingTree, Inc. (a)	859	102,797
Live Oak Bancshares, Inc.	1,786	90,890
Merchants Bancorp	6,190	169,482
Meta Financial Group, Inc.	2,997	164,595
Metropolitan Bank Holding Corp. (a)	1,449	147,465
National Bank Holdings Corp., Class A	4,590	184,885
Navient Corp.	8,083	137,734
NBT Bancorp, Inc.	5,704	206,086
Nicolet Bankshares, Inc. (a)	2,414	225,878
NMI Holdings, Inc., Class A (a)	6,809	140,402
Northwest Bancshares, Inc. (c)	18,546	250,556
OceanFirst Financial Corp.	9,003	180,960
OFG Bancorp	5,661	150,809
Open Lending Corp., Class A (a)	4,317	81,634
Origin Bancorp, Inc.	4,614	195,126
Palomar Holdings, Inc. (a)	2,053	131,371
Park National Corp.	1,493	196,150
Peoples Bancorp, Inc.	7,402	231,757
Piper Sandler Cos.	1,113	146,081
PJT Partners, Inc., Class A	3,073	193,968
PRA Group, Inc. (a)	5,105	230,133
Preferred Bank	2,671	197,894
Premier Financial Corp.	5,997	181,889
ProAssurance Corp.	7,819	210,175
PROG Holdings, Inc. (a)	4,210	121,122
Provident Financial Services, Inc.	9,660	226,044
Renasant Corp.	5,218	174,542
S&T Bancorp, Inc.	6,155	182,065
Safety Insurance Group, Inc. (c)	3,435	312,070
Sandy Spring Bancorp, Inc.	3,944	177,164
Seacoast Banking Corp. of Florida	4,768	166,975
SiriusPoint Ltd. (a)	29,247	218,768
Southside Bancshares, Inc. (c)	5,070	207,008
Stewart Information Services Corp.	3,196	193,710
Stock Yards Bancorp, Inc.	3,807	201,390
StoneX Group, Inc. (a)	2,208	163,900
The Bancorp, Inc. (a)	4,111	116,465
Tompkins Financial Corp. (b)	2,609	204,206
Towne Bank	6,849	205,059
TriCo Bancshares	4,781	191,383
Triumph Bancorp, Inc. (a)	1,302	122,414
Trustmark Corp.	5,930	180,213
Veritex Holdings, Inc.	4,266	162,833
Victory Capital Holdings, Inc., Class A	4,464	128,876
Virtus Investment Partners, Inc.	651	156,233
Washington Federal, Inc.	6,018	197,511
Washington Trust Bancorp, Inc.	3,883	203,858
WesBanco, Inc.	4,907	168,605
Westamerica Bancorp	4,116	249,018
World Acceptance Corp. (a)(b)	464	89,014
		19,260,291
Health Care (10.4%):
AdaptHealth Corp. (a)	6,665	106,840
Addus HomeCare Corp. (a)	1,537	143,387
Agiliti, Inc. (a)	6,165	130,081
Allscripts Healthcare Solutions, Inc. (a)	8,846	199,212
Amneal Pharmaceuticals, Inc. (a)	27,615	115,155

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Amphastar Pharmaceuticals, Inc. (a)	6,140	$220,426
AnaptysBio, Inc. (a)	3,867	95,670
Apollo Medical Holdings, Inc. (a)	1,300	63,011
Arcus Biosciences, Inc. (a)	2,320	73,219
Atrion Corp.	240	171,120
Avanos Medical, Inc. (a)	4,168	139,628
Aveanna Healthcare Holdings, Inc. (a)	23,090	78,737
Avid Bioservices, Inc. (a)	4,663	94,985
Bioventus, Inc., Class A (a)	9,752	137,503
Catalyst Pharmaceuticals, Inc. (a)	14,814	122,808
Collegium Pharmaceutical, Inc. (a)	6,291	128,085
Community Health Systems, Inc. (a)	8,629	102,426
Corcept Therapeutics, Inc. (a)	5,060	113,951
CorVel Corp. (a)	1,055	177,704
Cross Country Healthcare, Inc. (a)	3,803	82,411
Cutera, Inc. (a)	3,492	240,948
Dynavax Technologies Corp. (a)	5,962	64,628
Emergent BioSolutions, Inc. (a)	2,131	87,499
Fulgent Genetics, Inc. (a)	1,414	88,248
Haemonetics Corp. (a)	2,046	129,348
Hanger, Inc. (a)	8,453	154,943
Harmony Biosciences Holdings, Inc. (a)	2,847	138,507
Innovage Holding Corp. (a)(b)	13,080	83,974
Innoviva, Inc. (a)	8,433	163,179
Integer Holdings Corp. (a)	2,285	184,102
Ironwood Pharmaceuticals, Inc. (a)	17,524	220,452
iTeos Therapeutics, Inc. (a)	2,331	75,012
LeMaitre Vascular, Inc.	3,557	165,294
Ligand Pharmaceuticals, Inc. (a)	1,076	121,039
MEDNAX, Inc. (a)	7,040	165,299
Meridian Bioscience, Inc. (a)	4,564	118,481
Mesa Laboratories, Inc.	825	210,276
Multiplan Corp. (a)	20,415	95,542
National HealthCare Corp. (c)	3,310	232,461
National Research Corp.	4,446	176,284
Natus Medical, Inc. (a)	5,365	140,992
NextGen Healthcare, Inc. (a)	9,764	204,165
OptimizeRx Corp. (a)(c)	2,015	75,986
Organogenesis Holdings, Inc. (a)	12,540	95,555
Pacira BioSciences, Inc. (a)	2,439	186,144
Patterson Cos., Inc. (c)	6,178	199,982
Phibro Animal Health Corp., Class A	7,118	142,004
Prestige Consumer Healthcare, Inc. (a)	3,625	191,908
Prothena Corp. PLC (a)	2,314	84,623
RadNet, Inc. (a)	4,602	102,947
REGENXBIO, Inc. (a)	3,105	103,055
Simulations Plus, Inc.	2,906	148,148
Supernus Pharmaceuticals, Inc. (a)	4,782	154,554
Syndax Pharmaceuticals, Inc. (a)	6,639	115,386
Tivity Health, Inc. (a)	6,165	198,328
U.S. Physical Therapy, Inc.	1,521	151,263
uniQure NV (a)	5,631	101,752
Varex Imaging Corp. (a)	6,831	145,432
Xencor, Inc. (a)	4,603	122,808
		8,076,907
Industrials (21.1%):
AAR Corp. (a)	3,755	181,855
ACCO Brands Corp.	19,088	152,704
AerSale Corp. (a)	6,926	108,877
Air Transport Services Group, Inc. (a)	5,667	189,561
Alamo Group, Inc.	1,573	226,182
Albany International Corp.	2,176	183,480
Altra Industrial Motion Corp.	3,591	139,798
ArcBest Corp.	1,203	96,842
Arcosa, Inc.	3,071	175,815
Astec Industries, Inc.	2,981	128,183
Atlas Air Worldwide Holdings, Inc. (a)	2,231	192,691
AZZ, Inc.	4,102	197,880

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Barnes Group, Inc.	4,497	$180,734
BlueLinx Holdings, Inc. (a)	861	61,889
Brady Corp., Class A	5,372	248,562
BrightView Holdings, Inc. (a)	11,165	151,956
CBIZ, Inc. (a)	6,180	259,375
Columbus McKinnon Corp.	3,925	166,420
Construction Partners, Inc., Class A (a)	5,307	138,937
CRA International, Inc.	1,682	141,725
CSW Industrials, Inc.	1,775	208,722
Daseke, Inc. (a)	10,852	109,280
Deluxe Corp.	4,930	149,083
Douglas Dynamics, Inc.	4,970	171,912
Dycom Industries, Inc. (a)	1,348	128,410
Eagle Bulk Shipping, Inc. (b)	1,937	131,929
Encore Wire Corp.	1,067	121,713
Energy Recovery, Inc. (a)	8,245	166,054
Enerpac Tool Group Corp.	9,800	214,522
EnPro Industries, Inc.	1,689	165,066
ESCO Technologies, Inc.	3,124	218,430
Federal Signal Corp.	6,223	210,026
Forrester Research, Inc. (a)	3,965	223,705
Forward Air Corp.	1,709	167,106
Franklin Covey Co. (a)	3,268	147,779
Genco Shipping & Trading Ltd.	5,251	124,029
Gibraltar Industries, Inc. (a)	3,239	139,115
Global Industrial Co.	5,533	178,329
GMS, Inc. (a)	2,494	124,126
GrafTech International Ltd.	11,430	109,957
Granite Construction, Inc.	5,568	182,630
Great Lakes Dredge & Dock Corp. (a)	15,450	216,763
Griffon Corp.	7,026	140,731
H&E Equipment Services, Inc.	3,002	130,647
Healthcare Services Group	9,864	183,174
Heartland Express, Inc.	18,658	262,518
Heidrick & Struggles International, Inc.	4,435	175,537
Helios Technologies, Inc.	1,926	154,562
Heritage-Crystal Clean, Inc. (a)	6,819	201,911
HNI Corp.	4,656	172,505
Hub Group, Inc., Class A (a)	2,296	177,274
Huron Consulting Group, Inc. (a)	3,575	163,771
Hydrofarm Holdings Group, Inc. (a)	4,194	63,539
ICF International, Inc.	2,626	247,212
IES Holdings, Inc. (a)	3,787	152,237
Insteel Industries, Inc.	3,916	144,853
Interface, Inc.	11,182	151,740
Janus International Group, Inc. (a)	12,127	109,143
JELD-WEN Holding, Inc. (a)	6,417	130,137
Kadant, Inc.	934	181,373
Kaman Corp.	3,880	168,702
KAR Auction Services, Inc. (a)	4,884	88,156
Kelly Services, Inc., Class A	6,019	130,552
Kennametal, Inc.	5,480	156,783
Kforce, Inc.	2,259	167,098
Lindsay Corp.	1,352	212,278
Marten Transport Ltd.	12,515	222,266
Maxar Technologies, Inc.	2,725	107,529
McGrath RentCorp	2,565	217,974
Moog, Inc., Class A	2,250	197,550
Mueller Water Products, Inc., Class A	15,348	198,296
MYR Group, Inc. (a)	1,872	176,043
NOW, Inc. (a)	11,739	129,481
NV5 Global, Inc. (a)	1,539	205,149
Omega Flex, Inc.	1,105	143,506
PAM Transportation Services, Inc. (a)	2,838	98,620
PGT Innovations, Inc. (a)	8,003	143,894
Pitney Bowes, Inc.	22,851	118,825
Primoris Services Corp.	5,534	131,820
Proto Labs, Inc. (a)	1,965	103,948

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Quanex Building Products Corp.	7,944	$166,745
REV Group, Inc.	7,792	104,413
Rush Enterprises, Inc., Class A	3,728	189,792
Shoals Technologies Group, Inc., Class A (a)	5,089	86,717
SkyWest, Inc. (a)	3,774	108,880
SP Plus Corp. (a)	5,096	159,811
SPX Corp. (a)	3,804	187,956
Standex International Corp.	2,287	228,517
Steelcase, Inc., Class A	16,472	196,840
Sterling Construction Co., Inc. (a)	4,474	119,903
Sun Country Airlines Holdings, Inc. (a)	4,153	108,726
Tennant Co.	3,192	251,530
Terex Corp.	3,249	115,859
The Gorman-Rupp Co.	5,716	205,090
The Greenbrier Cos., Inc.	3,303	170,138
The Shyft Group, Inc.	2,836	102,408
Titan International, Inc. (a)	8,789	129,462
Trinity Industries, Inc.	5,787	198,841
TrueBlue, Inc. (a)	5,530	159,762
Veritiv Corp. (a)	793	105,937
Wabash National Corp.	8,426	125,042
Werner Enterprises, Inc.	5,665	232,265
		16,448,120
Information Technology (9.8%):
3D Systems Corp. (a)	4,278	71,357
A10 Networks, Inc.	6,259	87,313
ACM Research, Inc., Class A (a)	3,015	62,380
Alpha & Omega Semiconductor Ltd. (a)	1,617	88,369
American Software, Inc., Class A	6,451	134,439
Avid Technology, Inc. (a)	3,113	108,550
Axcelis Technologies, Inc. (a)	1,559	117,751
Badger Meter, Inc.	1,861	185,560
Belden, Inc.	3,089	171,131
Benchmark Electronics, Inc.	7,619	190,780
Cambium Networks Corp. (a)	3,168	74,892
Cerence, Inc. (a)	2,240	80,864
CEVA, Inc. (a)	3,057	124,267
Clearfield, Inc. (a)	1,371	89,417
Cohu, Inc. (a)	3,744	110,822
CommVault Systems, Inc. (a)	2,439	161,828
Corsair Gaming, Inc. (a)	5,726	121,162
CSG Systems International, Inc.	4,634	294,583
Digi International, Inc. (a)	8,794	189,247
Ebix, Inc.	3,481	115,395
ePlus, Inc. (a)	3,610	202,377
EVERTEC, Inc.	5,299	216,888
Extreme Networks, Inc. (a)	10,197	124,505
Harmonic, Inc. (a)	12,121	112,604
Ichor Holdings Ltd. (a)	2,941	104,758
InterDigital, Inc.	3,464	221,003
Knowles Corp. (a)	14,245	306,695
Methode Electronics, Inc.	4,250	183,813
Mitek Systems, Inc. (a)	9,700	142,299
N-able, Inc. (a)	6,723	61,179
Napco Security Technologies, Inc. (a)	7,082	145,323
NETGEAR, Inc. (a)	7,098	175,179
NetScout Systems, Inc. (a)	5,928	190,170
OSI Systems, Inc. (a)	3,502	298,090
Paymentus Holdings, Inc., Class A (a)	3,755	79,155
PC Connection, Inc.	3,409	178,598
Photronics, Inc. (a)	6,175	104,790
Plantronics, Inc. (a)	3,324	130,966
Plexus Corp. (a)	2,425	198,389
Progress Software Corp.	4,089	192,551
Rambus, Inc. (a)	6,828	217,745
Riot Blockchain, Inc. (a)	3,497	74,032
Sanmina Corp. (a)	5,007	202,383
ScanSource, Inc. (a)	4,199	146,083

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Super Micro Computer, Inc. (a)	3,525	$134,197
TTM Technologies, Inc. (a)	16,134	239,106
Ultra Clean Holdings, Inc. (a)	2,082	88,256
Veeco Instruments, Inc. (a)	4,938	134,264
Verra Mobility Corp. (a)	10,500	170,940
Vishay Intertechnology, Inc.	10,813	211,935
Vizio Holding Corp., Class A (a)	7,142	63,492
		7,631,872
Materials (5.1%):
AdvanSix, Inc.	3,129	159,861
Chase Corp.	2,284	198,502
Greif, Inc., Class A	3,342	217,431
Hawkins, Inc.	3,502	160,742
Ingevity Corp. (a)	2,713	173,822
Innospec, Inc.	2,277	210,736
Intrepid Potash, Inc. (a)	1,566	128,631
Kronos Worldwide, Inc.	13,526	209,924
Materion Corp.	1,998	171,309
Minerals Technologies, Inc.	3,013	199,310
O-I Glass, Inc. (a)	11,024	145,296
Origin Materials, Inc. (a)	17,566	115,584
Orion Engineered Carbons SA	9,856	157,400
Pactiv Evergreen, Inc.	14,199	142,842
Ramaco Resources, Inc.	4,677	73,897
Ryerson Holding Corp.	3,695	129,399
Schnitzer Steel Industries, Inc.	2,416	125,487
Schweitzer-Mauduit International, Inc.	4,995	137,363
Stepan Co.	2,474	244,456
SunCoke Energy, Inc.	15,520	138,283
TimkenSteel Corp. (a)	5,041	110,297
TriMas Corp.	5,912	189,716
Trinseo PLC	2,507	120,135
Warrior Met Coal, Inc.	3,439	127,621
Worthington Industries, Inc.	2,934	150,837
		3,938,881
Real Estate (0.8%):
Forestar Group, Inc. (a)	9,511	168,915
Marcus & Millichap, Inc.	3,837	202,133
Realogy Holdings Corp. (a)	7,941	124,515
The RMR Group, Inc., Class A	5,296	164,706
		660,269
Utilities (2.3%):
Chesapeake Utilities Corp.	2,027	279,240
MGE Energy, Inc.	3,933	313,814
Middlesex Water Co.	1,778	186,992
Northwest Natural Holding Co.	4,919	254,411
Otter Tail Corp. (c)	3,959	247,437
SJW Group	4,181	290,914
Unitil Corp. (c)	4,689	233,887
		1,806,695
Total Common Stocks (Cost $72,440,697)		77,744,371
Investment Companies (0.1%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (d)	53,211	53,211

Total Investment Companies (Cost $53,211)		53,211

Collateral for Securities Loaned (0.8%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	12,385	12,385
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	347,393	347,393
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	6,181	6,181

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	49,282	$49,282
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	221,584	221,584
Total Collateral for Securities Loaned (Cost $636,825)		636,825
Total Investments (Cost $73,130,733) — 100.7%		78,434,407
Liabilities in excess of other assets — (0.7)%		(551,092)
NET ASSETS - 100.00%		$77,883,315

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	6/20/22	$97,689	$103,320	$5,631

	Total unrealized appreciation				$5,631
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$5,631

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Common Stocks (98.6%)
Australia (5.2%):
Communication Services (0.4%):
REA Group Ltd.	634	$64,253
Telstra Corp. Ltd.	36,295	107,523
		171,776
Consumer Discretionary (0.4%):
Aristocrat Leisure Ltd.	2,822	77,479
Wesfarmers Ltd.	2,397	90,395
		167,874
Consumer Staples (0.5%):
Coles Group Ltd.	8,033	107,630
Woolworths Group Ltd.	3,560	99,232
		206,862
Energy (0.4%):
Santos Ltd.	11,313	65,506
Woodside Petroleum Ltd.	2,998	71,994
		137,500
Financials (1.8%):
ASX Ltd.	1,645	100,665
Australia & New Zealand Banking Group Ltd.	5,541	114,408
Commonwealth Bank of Australia	1,165	92,183
Macquarie Group Ltd.	632	96,106
National Australia Bank Ltd.	5,080	122,941
QBE Insurance Group Ltd.	7,710	66,330
Westpac Banking Corp.	5,557	100,770
		693,403
Health Care (0.9%):
Cochlear Ltd.	398	67,091
CSL Ltd.	383	76,831
Ramsay Health Care Ltd.	2,092	101,961
Sonic Healthcare Ltd.	3,322	88,174
		334,057
Materials (0.8%):
BHP Group Ltd.	1,800	69,686
Fortescue Metals Group Ltd.	3,383	52,287
Newcrest Mining Ltd.	3,651	73,035
Rio Tinto Ltd.	745	66,384
South32 Ltd.	17,645	66,265
		327,657
		2,039,129
Austria (0.4%):
Energy (0.2%):
OMV AG	1,162	55,769

Financials (0.1%):
Erste Group Bank AG	1,462	53,510

Utilities (0.1%):
Verbund AG	484	51,126
		160,405
Belgium (1.3%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA	1,042	62,537

Financials (0.7%):
Groupe Bruxelles Lambert SA	1,167	121,491
KBC Group NV	931	67,327
Sofina SA	204	74,508
		263,326
Health Care (0.2%):
UCB SA	804	96,445

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Materials (0.2%):
Solvay SA, Class A	763	$75,500
		497,808
Canada (14.2%):
Communication Services (1.4%):
BCE, Inc. (a)	3,854	213,666
Rogers Communications, Inc., Class B (b)	2,147	121,537
TELUS Corp. (a)	7,385	192,955
		528,158
Consumer Discretionary (0.7%):
Dollarama, Inc.	2,083	118,148
Magna International, Inc.	838	53,806
Restaurant Brands International, Inc.	1,594	93,141
		265,095
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc.	1,852	83,444
George Weston Ltd.	978	120,450
Loblaw Cos. Ltd.	1,434	128,693
Metro, Inc.	2,331	134,191
		466,778
Energy (1.7%):
Canadian Natural Resources Ltd.	1,072	66,387
Cenovus Energy, Inc.	2,931	48,866
Enbridge, Inc.	2,873	132,273
Imperial Oil Ltd. (b)	1,282	62,049
Pembina Pipeline Corp.	3,096	116,335
Suncor Energy, Inc.	1,706	55,547
TC Energy Corp.	2,138	120,600
Tourmaline Oil Corp.	1,310	60,365
		662,422
Financials (4.1%):
Bank of Montreal	1,024	120,513
Brookfield Asset Management, Inc., Class A	1,408	79,614
Canadian Imperial Bank of Commerce	919	111,567
Fairfax Financial Holdings Ltd.	169	92,210
Great-West Lifeco, Inc.	5,372	158,324
Intact Financial Corp.	967	142,899
Manulife Financial Corp.	4,579	97,661
National Bank of Canada	1,563	119,826
Power Corp. of Canada	4,900	151,704
Royal Bank of Canada	1,370	150,853
Sun Life Financial, Inc.	2,630	146,859
The Bank of Nova Scotia	1,798	128,881
The Toronto-Dominion Bank	1,433	113,711
		1,614,622
Industrials (1.3%):
Canadian National Railway Co.	699	93,778
Canadian Pacific Railway Ltd.	1,142	94,265
Thomson Reuters Corp.	1,076	116,836
Waste Connections, Inc. (b)	891	124,619
WSP Global, Inc.	619	82,159
		511,657
Information Technology (0.8%):
CGI, Inc. (c)	1,115	88,834
Constellation Software, Inc.	47	80,351
Open Text Corp.	2,290	97,115
Shopify, Inc., Class A (c)	45	30,437
		296,737
Materials (1.5%):
Aginco Eagle Mines Ltd.	1,147	70,196
Barrick Gold Corp.	2,815	69,046
First Quantum Minerals Ltd.	1,336	46,258
Franco-Nevada Corp.	518	82,441
Ivanhoe Mines Ltd. (c)	4,547	42,414
Nutrien Ltd.	807	83,425
Teck Resources Ltd., Class B	1,288	52,015

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
West Fraser Timber Co. Ltd.	632	$52,006
Wheaton Precious Metals Corp.	1,572	74,764
		572,565
Utilities (1.5%):
Emera, Inc.	4,107	203,609
Fortis, Inc.	3,609	178,515
Hydro One Ltd. (d)	7,440	200,463
		582,587
		5,500,621
Denmark (1.9%):
Consumer Staples (0.2%):
Carlsberg AS, Class B	543	67,038

Financials (0.5%):
Danske Bank A/S	3,916	65,588
Tryg A/S	4,832	118,053
		183,641
Health Care (0.5%):
Coloplast A/S, Class B	508	77,414
Genmab A/S (c)	184	67,465
Novo Nordisk A/S, Class B	592	65,946
		210,825
Industrials (0.4%):
AP Moller - Maersk A/S, Class B	17	51,509
DSV A/S	350	67,705
Vestas Wind Systems A/S (b)(c)	1,057	31,406
		150,620
Materials (0.2%):
Novozymes A/S, B Shares	1,204	82,918

Utilities (0.1%):
Orsted A/S (c)(d)	358	45,220
		740,262
Finland (1.5%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	2,443	67,582

Energy (0.2%):
Neste Oyj	1,384	63,499

Financials (0.2%):
Sampo Oyj, A Shares	1,967	96,557

Industrials (0.2%):
Kone Oyj, Class B	1,347	70,905

Information Technology (0.2%):
Nokia Oyj (c)	12,020	66,284

Materials (0.4%):
Stora Enso Oyj, Class R	3,385	66,702
UPM-Kymmene Oyj	2,332	76,505
		143,207
Utilities (0.1%):
Fortum Oyj	3,183	58,197
		566,231
France (7.8%):
Communication Services (0.8%):
Bollore SE	15,073	79,260
Orange SA	10,469	123,949
Publicis Groupe SA	1,141	69,741
Vivendi SE	1,831	23,979
		296,929
Consumer Discretionary (1.0%):
Cie Generale des Etablissements Michelin SCA	572	77,789
EssilorLuxottica SA	436	80,199
Hermes International	45	64,283
Kering SA	83	52,853

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	89	$63,929
Sodexo SA	795	64,896
		403,949
Consumer Staples (0.9%):
Carrefour SA	3,555	77,248
Danone SA	1,500	83,007
L'Oreal SA	212	85,320
Pernod Ricard SA	442	97,437
		343,012
Energy (0.2%):
TotalEnergies SE (b)	1,470	74,843

Financials (0.9%):
Amundi SA (d)	1,147	78,913
AXA SA	3,167	93,057
BNP Paribas SA	1,058	60,771
Credit Agricole SA	5,866	70,632
Societe Generale SA	1,826	49,403
		352,776
Health Care (0.5%):
BioMerieux	569	60,885
Sanofi	990	101,302
Sartorius Stedim Biotech	117	48,206
		210,393
Industrials (2.1%):
Airbus SE (c)	447	54,565
Bouygues SA	2,905	101,634
Bureau Veritas SA	3,619	103,837
Cie de Saint-Gobain	1,032	61,949
Legrand SA	1,033	98,697
Safran SA	426	50,540
Schneider Electric SE	467	78,598
Teleperformance	216	82,737
Thales SA	647	81,548
Vinci SA	769	79,096
		793,201
Information Technology (0.6%):
Capgemini SE	339	75,931
Dassault Systemes SE (c)	1,518	75,079
Edenred	1,653	82,131
		233,141
Materials (0.3%):
Air Liquide SA	629	110,566

Utilities (0.5%):
Electricite de France SA (b)	5,448	51,426
Engie SA	6,079	80,244
Veolia Environnement SA	2,137	68,761
		200,431
		3,019,241
Germany (6.7%):
Communication Services (0.2%):
Deutsche Telekom AG	4,645	86,994

Consumer Discretionary (0.9%):
adidas AG	286	67,033
Bayerische Motoren Werke AG	677	58,858
Continental AG (c)	661	47,816
Mercedes-Benz Group AG	788	55,617
Puma SE	855	73,236
Zalando SE (c)(d)	759	38,618
		341,178
Consumer Staples (0.3%):
Beiersdorf AG	997	104,984

Financials (1.4%):
Allianz SE, Registered Shares	379	90,780
Commerzbank AG (c)	5,500	42,141

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Deutsche Bank AG, Registered Shares (c)	3,954	$50,339
Deutsche Boerse AG	628	113,225
Hannover Rueck SE	429	73,241
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	291	78,215
Talanx AG	2,146	94,995
		542,936
Health Care (1.0%):
Bayer AG, Registered Shares	1,407	96,645
Carl Zeiss Meditec AG	335	54,451
Fresenius Medical Care AG & Co. KGaA	1,155	77,624
Fresenius SE & Co. KGaA	2,193	80,884
Merck KGaA	348	73,077
		382,681
Industrials (1.0%):
Brenntag SE	1,061	86,069
Deutsche Post AG, Registered Shares	1,493	71,919
KION Group AG	849	56,345
Knorr-Bremse AG	723	55,692
MTU Aero Engines AG	229	53,369
Siemens AG, Registered Shares	463	64,353
		387,747
Information Technology (0.3%):
Infineon Technologies AG	1,606	55,042
SAP SE	697	77,958
		133,000
Materials (0.8%):
BASF SE	1,244	71,221
Evonik Industries AG	3,527	98,232
HeidelbergCement AG	1,123	64,170
Symrise AG	838	100,894
		334,517
Real Estate (0.4%):
Deutsche Wohnen SE	2,338	78,616
Vonovia SE	1,558	72,913
		151,529
Utilities (0.4%):
E.ON SE	7,405	86,346
RWE AG	1,510	66,023
		152,369
		2,617,935
Hong Kong (3.7%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd.	7,000	42,002

Financials (0.6%):
AIA Group Ltd.	6,582	69,282
Hang Seng Bank Ltd.	4,812	92,886
Hong Kong Exchanges & Clearing Ltd.	1,377	65,290
		227,458
Industrials (0.8%):
CK Hutchison Holdings Ltd.	14,577	107,099
Jardine Matheson Holdings Ltd.	1,400	77,000
SITC International Holdings Co. Ltd.	9,000	31,884
Techtronic Industries Co. Ltd.	3,014	48,829
Xinyi Glass Holdings Ltd.	13,239	32,113
		296,925
Real Estate (0.8%):
CK Asset Holdings Ltd.	12,569	86,168
Henderson Land Development Co. Ltd.	17,711	73,711
Sun Hung Kai Properties Ltd.	8,035	96,014
The Wharf Holdings Ltd.	16,000	48,819
		304,712
Utilities (1.4%):
China Common Rich Renewable Energy Investments Ltd. (c)(e)(f)	26,000	664

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
CK Infrastructure Holdings Ltd.	18,492	$123,823
CLP Holdings Ltd.	18,330	178,667
Hong Kong & China Gas Co. Ltd.	84,268	102,094
Power Assets Holdings Ltd. (a)	23,122	150,693
		555,941
		1,427,038
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC	814	91,027

Industrials (0.3%):
Experian PLC	1,984	76,897
Kingspan Group PLC	549	54,069
		130,966
Materials (0.4%):
CRH PLC	1,659	66,703
Smurfit Kappa Group PLC	1,583	70,826
		137,529
		359,522
Israel (0.7%):
Financials (0.4%):
Bank Hapoalim BM	7,897	78,601
Bank Leumi Le-Israel BM	7,914	85,692
		164,293
Information Technology (0.1%):
Nice Ltd. (c)	246	54,052

Materials (0.2%):
ICL Group Ltd.	5,443	65,233
		283,578
Italy (2.3%):
Consumer Discretionary (0.2%):
Moncler SpA	1,027	57,639

Energy (0.2%):
Eni SpA	5,193	76,360

Financials (0.8%):
Assicurazioni Generali SpA (b)	5,385	123,713
Intesa Sanpaolo SpA	26,179	60,331
Poste Italiane SpA (d)	7,219	82,404
UniCredit SpA	3,786	41,270
		307,718
Industrials (0.2%):
Atlantia SpA (c)	4,530	94,701

Information Technology (0.1%):
Nexi SpA (c)(d)	4,072	47,292

Utilities (0.8%):
Enel SpA	10,835	72,722
Snam SpA	20,051	116,037
Terna - Rete Elettrica Nazionale	11,951	102,923
		291,682
		875,392
Japan (19.1%):
Communication Services (1.4%):
Dentsu Group, Inc.	1,500	61,863
KDDI Corp.	2,908	95,683
Nexon Co. Ltd.	1,900	45,767
Nintendo Co. Ltd. (a)	100	50,666
Nippon Telegraph & Telephone Corp.	3,628	105,663
Softbank Corp.	9,700	113,799
SoftBank Group Corp.	1,000	45,670
Z Holdings Corp.	9,930	43,760
		562,871
Consumer Discretionary (2.8%):
Aisin Corp.	1,700	58,589

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Bandai Namco Holdings, Inc.	800	$61,071
Bridgestone Corp.	1,600	62,544
Denso Corp. (b)	900	58,117
Fast Retailing Co. Ltd.	100	51,750
Honda Motor Co. Ltd.	2,400	68,755
Isuzu Motors Ltd.	4,400	57,404
Nissan Motor Co. Ltd. (c)	10,500	47,255
Nitori Holdings Co. Ltd.	430	54,262
Panasonic Corp.	5,900	57,609
Sekisui House Ltd.	4,272	83,215
Shimano, Inc.	240	55,514
Sony Group Corp.	500	52,292
Subaru Corp.	4,300	68,817
Sumitomo Electric Industries Ltd.	4,900	58,855
Suzuki Motor Corp.	1,500	51,918
Toyota Industries Corp.	808	56,225
Toyota Motor Corp.	3,820	69,750
		1,073,942
Consumer Staples (1.8%):
Ajinomoto Co., Inc.	2,600	74,228
Asahi Group Holdings Ltd.	1,760	64,503
Japan Tobacco, Inc.	5,744	98,510
Kao Corp.	2,018	83,310
Kikkoman Corp.	700	46,755
Kirin Holdings Co. Ltd.	5,300	79,639
Seven & i Holdings Co. Ltd.	1,600	76,411
Shiseido Co. Ltd.	1,100	56,193
Suntory Beverage & Food Ltd.	1,900	72,741
Unicharm Corp.	1,794	64,246
		716,536
Energy (0.4%):
ENEOS Holdings, Inc.	22,600	85,038
Inpex Corp.	4,500	53,237
		138,275
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	3,088	63,399
Japan Post Bank Co. Ltd. (b)	8,812	71,310
Japan Post Holdings Co. Ltd.	11,100	81,928
Mitsubishi UFJ Financial Group, Inc.	13,200	82,451
Mizuho Financial Group, Inc.	7,300	93,979
MS&AD Insurance Group Holdings, Inc.	2,500	81,704
ORIX Corp.	3,868	77,776
Resona Holdings, Inc.	17,900	77,074
Sompo Holdings, Inc.	1,800	79,574
Sumitomo Mitsui Financial Group, Inc.	2,484	79,732
Sumitomo Mitsui Trust Holdings, Inc.	2,400	78,889
Tokio Marine Holdings, Inc.	1,500	87,841
		955,657
Health Care (2.2%):
Astellas Pharma, Inc.	4,252	66,756
Chugai Pharmaceutical Co. Ltd.	1,790	60,250
Daiichi Sankyo Co. Ltd.	2,200	48,439
Eisai Co. Ltd.	1,054	49,098
Hoya Corp.	418	48,181
Kyowa Kirin Co. Ltd.	2,700	63,174
M3, Inc.	1,300	47,730
Olympus Corp.	2,600	49,962
Ono Pharmaceutical Co. Ltd.	3,684	92,796
Otsuka Holdings Co. Ltd.	2,400	83,444
Shionogi & Co. Ltd.	828	51,223
Sysmex Corp.	574	42,079
Takeda Pharmaceutical Co. Ltd.	3,400	97,709
Terumo Corp.	1,900	58,130
		858,971
Industrials (3.5%):
Daikin Industries Ltd.	366	67,385

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
FANUC Corp.	330	$58,683
Hitachi Ltd.	1,200	60,779
ITOCHU Corp.	2,400	81,709
Komatsu Ltd.	2,888	69,827
Kubota Corp.	3,104	58,729
Marubeni Corp.	6,100	71,464
Mitsubishi Corp.	2,292	86,637
Mitsubishi Electric Corp.	6,752	78,215
Mitsui & Co. Ltd.	2,586	70,705
Nidec Corp.	754	60,384
Nippon Yusen KK (b)	400	35,360
Recruit Holdings Co. Ltd.	1,120	49,817
Secom Co. Ltd.	1,410	102,726
SG Holdings Co. Ltd.	3,100	58,883
SMC Corp.	114	64,474
Sumitomo Corp.	5,300	92,267
Toshiba Corp.	1,900	72,584
Toyota Tsusho Corp.	1,300	54,042
Yaskawa Electric Corp.	1,500	59,337
		1,354,007
Information Technology (2.6%):
Advantest Corp.	600	47,667
Canon, Inc.	3,014	74,112
FUJIFILM Holdings Corp.	1,060	65,331
Fujitsu Ltd.	400	60,516
Keyence Corp.	128	60,204
Kyocera Corp.	1,400	79,156
Lasertec Corp.	200	34,152
Murata Manufacturing Co. Ltd.	1,002	66,819
NEC Corp.	1,400	59,234
Nomura Research Institute Ltd.	1,674	55,287
NTT Data Corp.	3,508	69,687
Obic Co. Ltd.	400	60,532
Omron Corp.	900	60,735
Renesas Electronics Corp. (c)	3,900	45,882
Shimadzu Corp.	1,800	62,627
TDK Corp. (b)	1,400	51,298
Tokyo Electron Ltd.	126	65,474
		1,018,713
Materials (1.1%):
Asahi Kasei Corp.	7,500	65,468
Mitsubishi Chemical Holdings Corp. (b)	9,400	63,102
Nippon Paint Holdings Co. Ltd.	4,390	39,024
Nippon Steel Corp.	2,800	49,941
Nitto Denko Corp.	900	65,215
Shin-Etsu Chemical Co. Ltd.	470	72,554
Sumitomo Metal Mining Co. Ltd.	1,200	60,759
		416,063
Real Estate (0.8%):
Daiwa House Industry Co. Ltd.	2,900	76,264
Mitsubishi Estate Co. Ltd.	6,352	94,925
Mitsui Fudosan Co. Ltd.	3,178	68,406
Sumitomo Realty & Development Co. Ltd.	2,500	69,607
		309,202
		7,404,237
Korea, Republic Of (3.5%):
Communication Services (0.3%):
Kakao Corp.	614	53,957
NAVER Corp.	231	64,903
		118,860
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	385	68,302
Hyundai Motor Co.	587	87,428
Kia Corp.	1,130	68,999
LG Electronics, Inc.	470	46,732
		271,461

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.1%):
LG Household & Health Care Ltd.	70	$49,559

Energy (0.1%):
SK Innovation Co. Ltd.	280	49,674

Financials (0.6%):
Hana Financial Group, Inc.	1,666	66,810
KB Financial Group, Inc.	1,402	70,916
Shinhan Financial Group Co. Ltd.	2,625	89,890
		227,616
Health Care (0.3%):
Celltrion Healthcare Co. Ltd.	8	423
Celltrion, Inc.	307	43,512
Samsung Biologics Co. Ltd. (c)(d)	88	60,051
		103,986
Industrials (0.5%):
HMM Co. Ltd.	1,648	39,640
Samsung C&T Corp.	830	78,076
SK, Inc.	376	75,082
		192,798
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	393	53,507
Samsung Electronics Co. Ltd.	1,574	90,396
Samsung SDI Co. Ltd.	127	62,457
SK Hynix, Inc.	555	54,039
		260,399
Materials (0.2%):
LG Chem Ltd.	90	39,508
POSCO Holdings, Inc.	246	59,475
		98,983
		1,373,336
Luxembourg (0.4%):
Energy (0.2%):
Tenaris SA	4,248	64,631

Health Care (0.1%):
Eurofins Scientific SE	556	55,294

Materials (0.1%):
ArcelorMittal SA	1,320	42,779
		162,704
Netherlands (3.5%):
Communication Services (0.3%):
Koninklijke KPN NV	32,996	114,709

Consumer Discretionary (0.1%):
Prosus NV	704	37,825

Consumer Staples (0.9%):
Davide Campari-Milano NV	7,382	86,184
Heineken Holding NV	1,076	84,620
Heineken NV	813	77,858
Koninklijke Ahold Delhaize NV	3,068	98,802
		347,464
Financials (0.7%):
ABN AMRO Bank NV (b)(d)	4,569	58,836
Aegon NV	12,073	64,126
ING Groep NV	5,482	57,671
NN Group NV	1,778	90,190
		270,823
Health Care (0.1%):
Koninklijke Philips NV	1,678	51,468

Industrials (0.5%):
Randstad NV (b)	1,071	64,728

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Wolters Kluwer NV	1,067	$113,984
		178,712
Information Technology (0.5%):
Adyen NV (c)(d)	21	42,020
ASM International NV	140	51,427
ASML Holding NV	77	51,953
STMicroelectronics NV	1,402	61,394
		206,794
Materials (0.4%):
Akzo Nobel NV	906	78,386
Koninklijke DSM NV	505	90,769
		169,155
		1,376,950
New Zealand (0.1%):
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	3,397	57,306

Norway (1.5%):
Communication Services (0.3%):
Telenor ASA	7,204	103,764

Consumer Staples (0.2%):
Mowi ASA	3,039	82,193

Energy (0.2%):
Equinor ASA	1,777	66,881

Financials (0.5%):
DNB Bank ASA	3,675	83,566
Gjensidige Forsikring ASA (b)	4,678	116,262
		199,828
Materials (0.3%):
Norsk Hydro ASA	5,473	53,550
Yara International ASA	1,257	63,137
		116,687
		569,353
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	3,568	85,759

Utilities (0.2%):
EDP - Energias de Portugal SA	15,013	74,145
		159,904
Russian Federation (0.0%):(g)
Materials (0.0%):
Raspadskaya OJSC (e)(f)	2,971	483

Singapore (1.5%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	62,400	121,576

Consumer Staples (0.3%):
Wilmar International Ltd.	28,662	99,630

Financials (0.9%):
DBS Group Holdings Ltd.	4,178	110,478
Oversea-Chinese Banking Corp. Ltd.	12,638	115,467
United Overseas Bank Ltd.	4,992	117,966
		343,911
		565,117
Spain (2.2%):
Communication Services (0.2%):
Telefonica SA	17,228	83,627

Consumer Discretionary (0.1%):
Industria de Diseno Textil SA	2,494	54,565

Energy (0.2%):
Repsol SA	5,305	69,968

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA	9,510	$54,804
Banco Santander SA	17,654	60,534
CaixaBank SA	18,378	62,549
		177,887
Health Care (0.1%):
Grifols SA	3,214	58,586

Industrials (0.2%):
Ferrovial SA	2,590	69,127

Utilities (0.9%):
Endesa SA	3,390	74,150
Iberdrola SA	6,863	75,304
Naturgy Energy Group SA	2,783	83,606
Red Electrica Corp. SA	5,104	105,063
		338,123
		851,883
Sweden (4.8%):
Communication Services (0.3%):
Telia Co. AB	31,272	125,582

Consumer Discretionary (0.2%):
Evolution AB (d)	281	28,947
H & M Hennes & Mauritz AB, Class B (b)	3,582	48,093
		77,040
Consumer Staples (0.4%):
Essity AB, Class B	3,507	82,918
Swedish Match AB (c)	10,336	77,955
		160,873
Energy (0.1%):
Lundin Energy AB	1,245	52,898

Financials (1.4%):
EQT AB	1,234	48,859
Industrivarden AB, Class C (b)	3,258	91,487
Investor AB, Class B	3,818	83,751
L E Lundbergforetagen AB, Class B	1,578	80,697
Skandinaviska Enskilda Banken AB, Class A (b)	6,623	72,200
Svenska Handelsbanken AB, Class A	9,598	88,750
Swedbank AB, Class A (b)	5,619	84,304
		550,048
Health Care (0.2%):
Getinge AB, Class B	1,457	58,448

Industrials (1.3%):
Alfa Laval AB	1,998	69,159
Assa Abloy AB, Class B	2,769	75,104
Atlas Copco AB, Class A	1,266	66,238
Epiroc AB, Class A	3,518	75,691
Nibe Industrier AB, Class B (c)	5,307	59,322
Sandvik AB	3,116	66,644
Volvo AB, Class B	3,950	74,226
		486,384
Information Technology (0.3%):
Hexagon AB, Class B (b)(c)	4,816	68,028
Telefonaktiebolaget LM Ericsson, Class B	6,140	56,383
		124,411
Materials (0.4%):
Boliden AB	1,308	66,542
Svenska Cellulosa AB SCA, Class B	4,733	92,390
		158,932
Real Estate (0.2%):
Fastighets AB Balder, Class B (c)	965	63,807
		1,858,423

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Switzerland (6.6%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	209	$125,549

Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares	393	50,194
The Swatch Group AG (b)	199	56,799
		106,993
Consumer Staples (0.9%):
Barry Callebaut AG, Registered Shares	57	133,878
Chocoladefabriken Lindt & Spruengli AG	8	95,422
Nestle SA, Registered Shares	1,043	135,695
		364,995
Financials (1.4%):
Julius Baer Group Ltd.	1,182	68,932
Partners Group Holding AG	50	62,426
Swiss Life Holding AG	157	100,973
Swiss Re AG	1,037	98,907
UBS Group AG	3,684	72,352
Zurich Insurance Group AG	251	124,101
		527,691
Health Care (1.3%):
Alcon, Inc.	916	73,070
Lonza Group AG, Registered Shares	103	74,940
Novartis AG, Registered Shares	1,364	119,953
Roche Holding AG	276	109,471
Sonova Holding AG	166	69,641
Straumann Holding AG, Class R	35	56,313
		503,388
Industrials (1.2%):
ABB Ltd., Registered Shares	2,365	77,229
Geberit AG, Registered Shares	145	89,803
Kuehne + Nagel International AG, Class R	242	68,915
Schindler Holding AG	351	75,602
SGS SA, Registered Shares	40	111,527
VAT Group AG (d)	130	49,867
		472,943
Information Technology (0.1%):
Logitech International SA, Class R	730	54,677

Materials (1.1%):
EMS-Chemie Holding AG	90	87,818
Givaudan SA, Registered Shares	22	91,129
Glencore PLC	10,475	68,789
Holcim Ltd.	1,788	87,649
Sika AG, Registered Shares	208	69,206
		404,591
		2,560,827
United Kingdom (8.4%):
Communication Services (0.3%):
BT Group PLC	22,535	53,927
WPP PLC	4,721	62,192
		116,119
Consumer Discretionary (0.6%):
Compass Group PLC	2,742	59,422
Entain PLC (c)	2,210	47,705
InterContinental Hotels Group PLC	932	63,531
Next PLC	794	62,904
		233,562
Consumer Staples (1.4%):
Associated British Foods PLC	2,649	57,824
British American Tobacco PLC	2,252	94,487
Diageo PLC	2,159	109,555
Imperial Brands PLC	4,241	89,707
Tesco PLC	27,270	98,854

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Unilever PLC	1,669	$75,736
		526,163
Energy (0.3%):
BP PLC	12,090	59,602
Shell PLC	2,526	69,953
		129,555
Financials (2.0%):
3i Group PLC	4,022	73,348
Admiral Group PLC	2,168	72,980
Aviva PLC	15,070	89,484
Barclays PLC	24,982	48,659
HSBC Holdings PLC	10,672	73,643
Legal & General Group PLC	20,439	73,018
Lloyds Banking Group PLC	89,527	55,330
London Stock Exchange Group PLC	829	86,735
NatWest Group PLC	21,636	61,352
Schroders PLC	1,935	82,114
Standard Chartered PLC	7,507	50,304
		766,967
Health Care (0.7%):
AstraZeneca PLC	591	78,647
GlaxoSmithKline PLC (a)	5,136	111,114
Smith & Nephew PLC	4,029	64,559
		254,320
Industrials (1.8%):
Ashtead Group PLC	994	63,096
BAE Systems PLC	9,733	91,708
Bunzl PLC	2,345	91,412
Ferguson PLC	597	81,390
Intertek Group PLC	1,149	78,835
RELX PLC	3,629	113,582
Rentokil Initial PLC	10,301	71,165
Rolls-Royce Holdings PLC (c)	30,454	40,438
Spirax-Sarco Engineering PLC	467	76,885
		708,511
Information Technology (0.2%):
Halma PLC	2,368	78,065

Materials (0.6%):
Anglo American PLC	910	47,479
Antofagasta PLC	2,333	51,264
Croda International PLC	783	81,037
Evraz PLC (a)(e)(f)	12,158	12,918
Rio Tinto PLC	769	61,419
		254,117
Utilities (0.5%):
National Grid PLC	7,856	120,969
SSE PLC	3,845	88,300
		209,269
		3,276,648
Total Common Stocks (Cost $34,212,879)		38,304,333

Investment Companies (0.4%)
United States (0.4%):
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (h)	167,359	167,359
Total Investment Companies (Cost $167,359)		167,359

Collateral for Securities Loaned^ (3.4%)
United States (3.4%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	25,776	25,776

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	723,002	$723,002
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	12,863	12,863
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	102,568	102,568
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	461,165	461,165
Total Collateral for Securities Loaned (Cost $1,325,374)		1,325,374

Total Investments (Cost $35,705,612) — 102.4%		39,797,066
Liabilities in excess of other assets — (2.4)%		(950,126)
NET ASSETS - 100.00%		$38,846,940

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $732,631 and amounted to 1.9% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were less than 0.05% of net assets.
(g)	Amount represents less than 0.05% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	2	6/20/22	$208,278	$214,440	$6,162

	Total unrealized appreciation				$6,162
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$6,162

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Nasdaq Next 50 ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (12.0%):
Fox Corp., Class A	38,141	$1,504,663
Fox Corp., Class B	29,846	1,082,813
Liberty Broadband Corp., Class A (a)	2,832	371,162
Liberty Broadband Corp., Class C (a)	17,182	2,325,068
Paramount Global, Class B	73,442	2,776,842
Roku, Inc. (a)(b)	14,389	1,802,510
Take-Two Interactive Software, Inc. (a)	13,943	2,143,597
Yandex NV, Class A (a)(c)(d)	45,921	35,514
ZoomInfo Technologies, Inc. (a)	48,726	2,910,891
		14,953,060
Consumer Discretionary (13.5%):
Caesars Entertainment, Inc. (a)	25,870	2,001,303
Etsy, Inc. (a)(b)	15,348	1,907,449
Expedia Group, Inc. (a)	18,160	3,553,367
LKQ Corp.	35,109	1,594,300
Pool Corp.	4,853	2,052,091
Tractor Supply Co.	13,624	3,179,433
Ulta Beauty, Inc. (a)	6,539	2,603,961
		16,891,904
Consumer Staples (2.1%):
Coca-Cola Europacific Partners PLC	55,121	2,679,432

Electronic Equipment, Instruments & Components (6.2%):
CDW Corp.	16,300	2,915,907
Trimble, Inc. (a)	30,353	2,189,665
Zebra Technologies Corp. (a)	6,414	2,653,472
		7,759,044
Energy (5.8%):
Baker Hughes Co.	117,437	4,275,881
Diamondback Energy, Inc.	21,425	2,936,939
		7,212,820
Health Care (17.3%):
Alnylam Pharmaceuticals, Inc. (a)	14,526	2,371,950
BioMarin Pharmaceutical, Inc. (a)	22,669	1,747,780
BioNTech SE, ADR (a)	10,646	1,815,782
Hologic, Inc. (a)	30,198	2,319,810
Horizon Therapeutics PLC (a)	27,404	2,883,175
ICON PLC (a)	9,853	2,396,447
Incyte Corp. (a)	27,264	2,165,307
Insulet Corp. (a)	8,362	2,227,553
Royalty Pharma PLC, Class A	53,333	2,077,854
Viatris, Inc.	149,000	1,621,120
		21,626,778
Industrials (6.3%):
CoStar Group, Inc. (a)(b)	47,720	3,178,629
Expeditors International of Washington, Inc.	20,466	2,111,272
J.B. Hunt Transport Services, Inc.	12,668	2,543,608
		7,833,509
IT Services (4.7%):
Akamai Technologies, Inc. (a)	19,367	2,312,226
MongoDB, Inc. (a)	8,065	3,577,554
		5,889,780
Semiconductors & Semiconductor Equipment (15.6%):
Enphase Energy, Inc. (a)	16,180	3,264,800
Entegris, Inc.	16,371	2,148,858
GLOBALFOUNDRIES, Inc. (a)(e)	65,865	4,111,293
Monolithic Power Systems, Inc.	5,619	2,729,036
ON Semiconductor Corp. (a)	52,258	3,271,873

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Nasdaq Next 50 ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Qorvo, Inc. (a)	13,095	$1,625,090
Teradyne, Inc.	19,620	2,319,673
		19,470,623
Software (9.4%):
AppLovin Corp., Class A (a)	28,277	1,557,214
Check Point Software Technologies Ltd. (a)	16,359	2,261,795
NortonLifeLock, Inc.	71,676	1,900,848
SS&C Technologies Holdings, Inc.	30,982	2,324,270
The Trade Desk, Inc., Class A (a)	53,240	3,686,870
		11,730,997
Technology Hardware, Storage & Peripherals (5.2%):
NetApp, Inc.	26,851	2,228,633
Seagate Technology Holdings PLC	26,436	2,376,596
Western Digital Corp. (a)	38,546	1,913,809
		6,519,038
Utilities (1.5%):
Alliant Energy Corp.	30,855	1,927,820
Total Common Stocks (Cost $125,118,238)		124,494,805

Collateral for Securities Loaned (1.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (f)	38,959	38,959
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (f)	1,092,797	1,092,797
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (f)	19,442	19,442
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (f)	155,028	155,028
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (f)	697,037	697,037
Total Collateral for Securities Loaned (Cost $2,003,263)		2,003,263
Total Investments (Cost $127,121,501) — 101.2%		126,498,068
Liabilities in excess of other assets — (1.2)%		(1,504,749)
NET ASSETS - 100.00%		$124,993,319

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were less than 0.02% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(e)	All or a portion of this security is on loan.
(f)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	2	6/20/22	$552,604	$594,750	$42,146

	Total unrealized appreciation				$42,146
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$42,146

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares ESG Core Plus Bond ETF	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (13.5%)
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable 3/18/25 @ 100	$500,000	$466,609
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 11/20/25 @ 100 (a)	676,000	646,251
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	540,000	515,464
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 9/15/24 @ 100 (a)	250,000	251,249
Carvana Auto Receivables Trust, Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 2/10/25 @ 100	500,000	461,302
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 3/10/25 @ 100	875,000	827,162
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 3/14/25 @ 100 (a)	250,000	236,353
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	300,853
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,097,250	988,703
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	654,000	609,659
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 9/15/23 @ 100	420,000	419,807
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 11/15/24 @ 100	500,000	477,160
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 3/15/24 @ 100 (a)	500,000	508,396
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26 (a)	391,000	372,394
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26 (a)	319,000	303,677
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25, Callable 11/15/23 @ 100 (a)	250,000	249,135
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 4/15/23 @ 100 (a)	250,000	251,630
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	750,000	704,541
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	500,000	467,021
FirstKey Homes Trust, Series 2021-SFR3, Class D, 2.79%, 12/17/38 (a)	750,000	702,244
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 1/15/24 @ 100 (a)	350,000	353,576
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 3/15/26 @ 100 (a)	500,000	470,066
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 5/15/24 @ 100 (a)	1,265,000	1,246,235
Flagship Credit Auto Trust, Series 2018-4, Class D, 4.33%, 12/16/24, Callable 1/15/24 @ 100 (a)	500,000	505,886
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	500,000	471,871
Hertz Vehicle Financing LLC, Series 2022-2A, Class B, 2.65%, 6/26/28, Callable 6/25/27 @ 100 (a)	1,000,000	929,107
Hertz Vehicle Financing LLC, Series 2022-4A, Class B, 4.12%, 9/25/26, Callable 9/25/25 @ 100 (a)	500,000	500,919
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 6/20/25 @ 100 (a)	333,000	319,656
Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 8/15/25 @ 100	500,000	462,751
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (a)	184,348	180,719

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 10/25/24 @ 100 (a)	$238,514	$235,874
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	500,000	493,106
Master Credit Card Trust, Series 2022-2A, Class B, 2.38%, 7/21/28 (a)	500,000	479,773
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,000,000	950,550
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	312,000	299,550
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	677,000	631,306
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	366,000	345,297
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 1/10/25 @ 100 (a)	250,000	234,314
Oscar US Funding XIV LLC, Series 2022-1A, Class A4, 2.82%, 4/10/29, Callable 3/10/26 @ 100 (a)	1,000,000	972,902
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 9/15/25 @ 100 (a)	136,000	129,284
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 2/15/25 @ 100 (a)	689,056	676,628
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 2/15/25 @ 100 (a)	645,990	634,566
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 2/15/24 @ 100 (a)	250,000	256,561
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (b)	250,000	238,639
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 4/20/25 @ 100 (a)	500,000	451,059
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.86%, 4/17/39 (a)(c)	750,000	747,451
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	744,000	702,196
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(b)	250,000	245,962
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (a)	453,000	409,649
VB S1 Issuer LLC VBTEL, Series 2022-1A, Class F, 5.27%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	967,351
VB S1 Issuer LLC VBTEL, Series 2022-1A, Class C2II, 3.71%, 2/15/57, Callable 2/15/30 @ 100 (a)	1,000,000	952,371
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100	500,000	474,617
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 3/15/25 @ 100 (a)	500,000	480,758
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 4/15/23 @ 100 (a)	1,250,000	1,256,639
Total Asset-Backed Securities (Cost $29,812,550)		28,466,799

Collateralized Mortgage Obligations (16.2%)
37 Capital CLO I, Series 2021-1A, Class C (LIBOR03M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a)(d)	250,000	244,338
AB BSL CLO 1 Ltd., Series 2020-1A, Class CR, 2.67% (TSFR3M+250bps), 1/15/35, Callable 1/15/24 @ 100 (a)(d)	250,000	247,641
AB BSL CLO 1 Ltd., Series 2020-1A, Class A2AR, 1.82% (TSFR3M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(d)	500,000	498,281
AOA Mortgage Trust, Series 2021-1177, Class B, 1.57% (LIBOR01M+117bps), 10/15/36 (a)(d)	250,000	242,602
AOA Mortgage Trust, Series 2021-1177, Class D, 2.22% (LIBOR01M+182bps), 10/15/36 (a)(d)	300,000	291,847

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Arbor Multifamily Mortgage Securities Trust, Series 2022-MF4, Class A5, 3.29%, 2/15/55 (a)(e)	$500,000	$495,410
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a)(e)	500,000	510,876
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2 (LIBOR03M+165bps), 1/15/35, Callable 1/15/24 @ 100 (a)(d)	750,000	739,445
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	750,000	736,516
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(d)	750,000	728,484
BBCMS Mortgage Trust, Series 2020-BID, Class C, 4.04% (LIBOR01M+364bps), 10/15/37 (a)(d)	300,000	298,511
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.94% (LIBOR01M+254bps), 10/15/37 (a)(d)	500,000	499,497
Benchmark Mortgage Trust, Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 9/15/30 @ 100	1,000,000	890,404
BPR Trust, Series 2021-TY, Class A, 1.45% (LIBOR01M+105bps), 9/23/23 (a)(d)	500,000	490,890
BPR Trust, Series 2021-TY, Class D, 2.75% (LIBOR01M+235bps), 9/23/23 (a)(d)	500,000	486,803
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.85% (LIBOR01M+145bps), 10/15/36 (a)(d)	1,215,500	1,204,615
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.35% (LIBOR01M+85bps), 9/15/23 (a)(d)	250,000	244,675
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 1.80% (LIBOR01M+140bps), 6/15/38 (a)(d)	250,000	242,639
BX Commercial Mortgage Trust, Series 2021-XL2, Class B, 1.39% (LIBOR01M+100bps), 10/15/36 (a)(d)	243,991	238,193
BX Mortgage Trust, Series 2021-PAC, Class B, 1.30% (LIBOR01M+90bps), 10/15/36 (a)(d)	250,000	241,380
BX Trust, Series 2021-ARIA, Class D, 2.29% (LIBOR01M+190bps), 10/15/36 (a)(d)	250,000	244,253
BX Trust, Series 2021-RISE, Class B, 1.65% (LIBOR01M+125bps), 11/15/36 (a)(d)	500,000	486,909
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a)(e)	1,000,000	800,129
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a)(e)	250,000	210,954
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (a)(e)	500,000	445,577
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46, Callable 11/10/31 @ 100 (a)	1,000,000	925,425
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.40% (LIBOR01M+300bps), 11/15/36 (a)(d)	696,000	690,346
CHT Mortgage Trust, Series 2017-CSMO, Class D, 2.65% (US0001M+225bps), 11/15/36 (a)(d)	800,000	795,936
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class D, 4.74%, 1/10/36 (a)(e)	615,000	611,702
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 1.95% (LIBOR03M+170bps), 10/20/34, Callable 10/20/23 @ 100 (a)(d)	500,000	491,330
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	825,000	736,001
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(e)	500,000	500,980
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 1.94% (LIBOR03M+170bps), 1/15/35, Callable 1/15/24 @ 100 (a)(d)	500,000	494,749
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 2.23% (LIBOR03M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a)(d)	750,000	741,718
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 3.05% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a)(d)	500,000	486,288
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (a)(e)	200,000	196,805

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (a)(e)	$350,000	$348,275
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a)(e)	1,000,000	958,771
ILPT Commercial Mortgage Trust, Series 2022-LPFX, Class A, 3.95%, 3/15/32 (a)(e)	750,000	730,142
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 6/15/23 @ 100 (b)(e)	338,000	342,171
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (e)	449,000	447,586
LCM Ltd., Series 36A, Class A2 (LIBOR03M+140bps), 1/15/34, Callable 1/15/24 @ 100 (a)(d)	750,000	741,912
MHC Commercial Mortgage Trust, Series MHC, Class D, 2.00% (LIBOR01M+160bps), 4/15/26 (a)(d)	500,000	489,455
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 1.20% (LIBOR01M+80bps), 4/15/38 (a)(d)	250,000	246,050
MHP, Series 2022-MHIL, Class D, 1.91% (SOFR30A+161bps), 1/15/27 (a)(d)	500,000	485,625
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/31, Callable 5/9/31 @ 100 (a)	500,000	442,026
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/31, Callable 5/9/31 @ 100 (a)	750,000	641,541
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 3.00% (LIBOR01M+260bps), 11/15/34 (a)(d)	500,000	494,903
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C, 2.44% (TSFR1M+239bps), 3/15/39 (a)(d)	250,000	248,031
Oaktree CLO Ltd., Series 2022-1A, Class B (TSFR3M+195bps), 5/15/33 (a)(c)(d)	333,000	333,000
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 1.85% (LIBOR03M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a)(d)	500,000	491,401
Palmer Square Loan Funding Ltd., Series 2019-4A, Class B, 2.36% (LIBOR03M+210bps), 10/24/27, Callable 4/24/22 @ 100 (a)(d)	1,000,000	1,001,023
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (a)	500,000	442,819
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)(b)	500,000	465,533
SMRT, Series 2022-MINI, Class E, 3.01% (SOFR30A+270bps), 1/15/39 (a)(d)	250,000	245,459
Sound Point CLO XXXII Ltd., Series 2021-4A, Class B1 (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a)(d)	500,000	498,050
SREIT Trust, Series 2021-MFP2, Class D, 1.97% (LIBOR01M+157bps), 11/15/36 (a)(d)	760,000	743,346
SREIT Trust, Series 2021-MFP2, Class B, 1.57% (LIBOR01M+117bps), 11/15/36 (a)(d)	500,000	489,138
Stratus CLO Ltd., Series 2021-3A, Class B, 1.64% (LIBOR03M+155bps), 12/29/29 (a)(d)	205,000	203,265
SUMIT Mortgage Trust, Series 2022-BVUE, Class D, 2.89%, 2/12/41, Callable 2/12/29 @ 100 (a)(e)	363,636	322,507
Symphony CLO XXII Ltd., Series 2020-22A, Class C, 2.39% (LIBOR03M+215bps), 4/18/33, Callable 4/18/22 @ 100 (a)(d)	500,000	490,916
Symphony CLO XXIX Ltd., Series 2021-29A, Class B (LIBOR03M+165bps), 1/15/34, Callable 1/15/23 @ 100 (a)(d)	500,000	495,658
TRESTLES CLO III Ltd., Series 2020-3A, Class C, 2.50% (LIBOR03M+225bps), 1/20/33, Callable 4/20/22 @ 100 (a)(d)	500,000	492,907
Trimaran Cavu Ltd., Series 2021-2A, Class B1, 1.88% (LIBOR03M+175bps), 10/25/34, Callable 10/25/23 @ 100 (a)(d)	500,000	489,569
Trimaran Cavu Ltd., Series 2021-3A, Class C1 (LIBOR03M+247bps), 1/18/35, Callable 1/18/24 @ 100 (a)(d)	750,000	732,079
TTAN, Series 2021-MHC, Class C, 1.75% (LIBOR01M+140bps), 3/15/38 (a)(d)	698,962	681,534
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 2.20% (LIBOR01M+180bps), 2/15/40 (a)(d)	227,255	222,479

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class B, 1.85% (LIBOR01M+145bps), 2/15/40 (a)(d)	$227,255	$224,018
Total Collateralized Mortgage Obligations (Cost $35,679,878)		34,113,338

Senior Secured Loans (5.1%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR03M+475bps), 4/20/28 (d)	750,000	758,670
Asurion LLC, New B-9 Term Loans, First Lien, 3.46% (LIBOR01M+325bps), 7/29/27 (d)	498,744	487,991
Covanta Holding Corp., Initial Term B Loans, First Lien, 3.00% , 11/17/28	465,157	462,347
Covanta Holding Corp., Initial Term C Loan, First Lien, 3.00% , 11/17/28	34,843	34,633
DELTA AIR LINES, Inc. and SKYMILES IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (d)	750,000	773,318
Directv Financing LLC, Closing Date Term Loans, First Lien, 5.75% (LIBOR03M+500bps), 7/22/27 (a)(d)	977,500	975,340
Great Outdoors Group LLC, Term B1, First Lien, 4.50% (LIBOR03M+375bps), 3/5/28 (d)	498,750	496,256
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR02M+325bps), 4/25/25 (d)	1,259	1,250
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 4/25/25 (d)	497,481	493,864
IRB Holding Corp., Term Loan B, First Lien, 3.60% (SOFR03M+300bps), 12/15/27 (d)	498,741	495,414
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (d)	1,500,000	1,554,376
Reynolds Consumer Products, Inc., Initial Term Loan, First Lien, 1.92%, 2/4/27 (c) (f)	500,000	491,070
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 5.00% (LIBOR03M+450bps), 1/15/27 (d)	497,500	496,878
UKG, Inc., Incremental Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 5/3/26 (d)	500,000	495,455
Walker & Dunlop, Inc., Term Loan B, First Lien, 2.75% (SOFR06M+225bps), 10/15/28 (d)	1,500,000	1,488,750
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR06M+325bps), 10/30/27 (d)	498,469	482,019
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (d)	750,000	740,160
Total Senior Secured Loans (Cost $10,891,218)		10,727,791

Corporate Bonds (35.1%)
Communication Services (2.0%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	250,000	265,198
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	500,000	499,170
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100(a)	250,000	212,245
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69(a)	500,000	421,335
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	232,000	213,547
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	156,000	166,337
T-Mobile USA, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100	500,000	453,420
3.50%, 4/15/31, Callable 4/15/26 @ 101.75 (a)	1,500,000	1,413,570
Twitter, Inc., 5.00%, 3/1/30, Callable 12/1/29 @ 100(a)	250,000	248,943
Verizon Communications, Inc., 2.55%, 3/21/31, Callable 12/21/30 @ 100	500,000	464,560
		4,358,325

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Consumer Discretionary (4.8%):
Asbury Automotive Group, Inc.
4.63%, 11/15/29, Callable 11/15/24 @ 102.31 (a)	$250,000	$232,845
4.75%, 3/1/30, Callable 3/1/25 @ 102.38	500,000	471,540
AutoNation, Inc.
2.40%, 8/1/31, Callable 5/1/31 @ 100	500,000	435,745
3.85%, 3/1/32, Callable 12/1/31 @ 100	500,000	483,725
Caesars Entertainment, Inc., 4.63%, 10/15/29, Callable 10/15/24 @ 102.31(a)	500,000	468,945
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	250,000	228,548
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102(a)	100,000	93,122
GSK Consumer Healthcare Capital US LLC, 3.63%, 3/24/32, Callable 12/24/31 @ 100(a)	500,000	500,680
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/31, Callable 5/1/26 @ 102 (a)	250,000	235,985
3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (a)	250,000	226,043
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	300,000	287,823
Lithia Motors, Inc., 3.88%, 6/1/29, Callable 6/1/24 @ 101.94(a)	800,000	760,047
Magallanes, Inc.
4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	500,000	502,815
5.14%, 3/15/52, Callable 9/15/51 @ 100 (a)	750,000	768,765
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100(b)	750,000	714,187
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	500,000	456,015
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	500,000	441,095
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	1,000,000	928,709
Sonic Automotive, Inc., 4.88%, 11/15/31, Callable 11/15/26 @ 102.44(a)	500,000	445,910
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69(a)	750,000	769,800
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	750,000	644,633
		10,096,977
Consumer Staples (1.0%):
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42(b)	750,000	714,645
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	250,000	224,305
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	333,000	306,683
Unilever Capital Corp., 2.63%, 8/12/51, Callable 2/12/51 @ 100	500,000	418,750
US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31(a)	500,000	463,205
		2,127,588
Energy (1.3%):
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100(b)	250,000	236,658
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13(a)	267,000	270,212
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100(b)	500,000	539,165
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)(b)	500,000	506,080
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100(b)	750,000	734,369
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69(a)	500,000	509,620
		2,796,104

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Financials (8.5%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100(b)	$500,000	$503,280
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	500,000	460,920
Ares Finance Co. IV LLC, 3.65%, 2/1/52, Callable 8/1/51 @ 100(a)	500,000	425,945
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	250,000	218,178
Bank of America Corp.
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)(d)	500,000	459,570
3.85%, 3/8/37, Callable 3/8/32 @ 100	1,000,000	958,129
Blackstone Holdings Finance Co. LLC, 2.55%, 3/30/32, Callable 12/30/31 @ 100(a)	500,000	456,445
Blackstone Private Credit Fund, 3.25%, 3/15/27, Callable 2/15/27 @ 100(a)	750,000	688,589
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)(b)	750,000	638,483
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	500,000	441,710
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100(b)	500,000	521,945
F&G Global Funding, 2.00%, 9/20/28(a)	500,000	447,420
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	500,000	479,660
Global Atlantic Fin Co.
4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,000,000	997,210
3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	223,115
HUB International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81(a)	200,000	194,942
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100(a)	1,000,000	869,500
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100(b)(d)	1,250,000	1,171,937
Metropolitan Life Global Funding I, 2.40%, 1/11/32(a)	500,000	458,400
Morgan Stanley
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (d)	500,000	432,120
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100 (b)(d)	500,000	429,250
New York Life Global Funding, 1.85%, 8/1/31(a)	1,600,000	1,401,423
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	500,000	498,705
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	375,000	360,825
State Street Corp., 1.68% (SOFR+56bps), 11/18/27, Callable 11/18/26 @ 100(d)	750,000	705,202
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(d)	500,000	485,720
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(d)(g)	750,000	687,233
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100(d)	750,000	784,508
The PNC Financial Services Group, Inc., 2.31%, 4/23/32, Callable 4/23/31 @ 100	250,000	229,620
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(b)(d)(g)	500,000	508,730
United Financial Bancorp, Inc., 5.75%, 10/1/24	300,000	302,460
		17,441,174
Health Care (3.3%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100(b)	250,000	260,858
Amgen, Inc., 3.00%, 1/15/52, Callable 7/15/51 @ 100	500,000	424,290
Baxter International, Inc.
2.27%, 12/1/28, Callable 10/1/28 @ 100 (a)	750,000	694,830
2.54%, 2/1/32, Callable 11/1/31 @ 100 (a)(b)	250,000	228,605
Bio-Rad Laboratories, Inc., 3.70%, 3/15/32, Callable 12/15/31 @ 100	1,000,000	988,230
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,000,000	885,490
CVS Health Corp., 1.88%, 2/28/31, Callable 11/28/30 @ 100	1,250,000	1,097,774
HCA, Inc., 3.63%, 3/15/32, Callable 12/15/31 @ 100(a)	250,000	245,273
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	750,000	681,780
Prestige Brands, Inc., 3.75%, 4/1/31, Callable 4/1/26 @ 101.88(a)	750,000	669,405
Royalty Pharma PLC, 2.15%, 9/2/31, Callable 6/2/31 @ 100	500,000	429,845
Tenet Healthcare Corp., 4.38%, 1/15/30, Callable 12/1/24 @ 102.19(a)	500,000	480,385
		7,086,765
Industrials (4.2%):
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	893,410
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(a)	750,000	747,435
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	250,000	228,375
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a)	1,250,000	1,261,162
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100(a)	1,000,000	868,550
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26, Callable 1/20/24 @ 102.88(a)	500,000	500,325
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,250,000	1,301,424
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100(a)	500,000	508,010
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104(a)	750,000	798,473
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 (b)	1,000,000	973,160
5.81%, 5/1/50, Callable 11/1/49 @ 100	250,000	288,498
United Rentals North America, Inc., 3.88%, 2/15/31, Callable 8/15/25 @ 101.94	500,000	472,785
		8,841,607

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Information Technology (3.5%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	$350,000	$314,367
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)(b)	750,000	652,125
Dell, Inc., 5.40%, 9/10/40(b)	500,000	502,755
Global Payments, Inc.
2.90%, 11/15/31, Callable 8/15/31 @ 100	500,000	456,490
4.15%, 8/15/49, Callable 2/15/49 @ 100	750,000	726,593
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100	1,250,000	1,083,912
Oracle Corp., 3.60%, 4/1/50, Callable 10/1/49 @ 100	1,000,000	828,770
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	500,000	454,670
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,500,000	1,385,040
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	250,000	236,525
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100(b)	500,000	439,770
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	200,000	178,772
		7,259,789
Materials (1.2%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,000,000	920,020
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	507,000	493,073
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	439,495
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100(b)	750,000	668,123
		2,520,711
Real Estate (4.2%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	1,500,000	1,267,604
Boston Properties LP
2.55%, 4/1/32, Callable 1/1/32 @ 100 (b)	500,000	450,865
2.45%, 10/1/33, Callable 7/1/33 @ 100	250,000	217,820
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	225,885
Crown Castle International Corp., 2.90%, 4/1/41, Callable 10/1/40 @ 100	1,250,000	1,038,062
Equinix, Inc., 3.90%, 4/15/32, Callable 1/15/32 @ 100	500,000	496,510
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	733,000	664,516
Healthpeak Properties, Inc., 2.13%, 12/1/28, Callable 10/1/28 @ 100	500,000	461,225
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	476,285
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	500,000	437,560
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	225,485
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25(a)	500,000	470,075
RLJ Lodging Trust LP, 3.75%, 7/1/26, Callable 7/1/23 @ 101.88(a)	500,000	475,130
SBA Tower Trust, 2.59%, 10/15/56(a)	500,000	455,054
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100(b)	1,000,000	894,080
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06(a)	500,000	483,360
		8,739,516
Utilities (1.1%):
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	250,000	229,223
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	500,000	450,605
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	1,000,000	898,350
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)(b)	750,000	752,925
		2,331,103
Total Corporate Bonds (Cost $78,893,926)		73,599,659

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (6.5%)
Communication Services (0.8%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	$1,250,000	$1,184,624
Rogers Communications, Inc., 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	500,000	496,095
		1,680,719
Consumer Staples (0.2%):
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	500,000	445,360

Financials (3.8%):
Bank of Montreal, 3.09%, 1/10/37, Callable 1/10/32 @ 100	500,000	455,760
Barclays PLC
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (d)	1,000,000	930,069
3.56% (H15T5Y+3bps), 9/23/35, Callable 9/23/30 @ 100 (d)	250,000	230,008
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(d)(g)	500,000	502,570
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	250,000	222,438
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	600,000	554,574
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(d)	500,000	449,870
Deutsche Bank AG
2.31% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100 (d)	500,000	460,020
3.74%, 1/7/33, Callable 10/7/31 @ 100	500,000	441,695
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	250,000	229,870
Lloyds Banking Group PLC, 3.75%, 3/18/28, Callable 3/18/27 @ 100	500,000	498,375
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(d)	500,000	438,070
Mizuho Financial Group, Inc., 2.56%, 9/13/31	500,000	437,620
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100(a)(b)	750,000	676,523
Societe Generale SA
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(d)	500,000	460,305
4.03% (H15T1Y+190bps), 1/21/43, Callable 1/21/42 @ 100 (a)(d)	500,000	437,590
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100(d)	750,000	664,733
		8,090,090
Health Care (0.5%):
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	250,000	217,948
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	900,000	826,587
		1,044,535
Industrials (0.2%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100(b)	500,000	493,070

Real Estate (0.9%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	1,792,000	1,643,712

Sovereign Bond (0.1%):
Korea International Bond, 1.75%, 10/15/31	250,000	230,930
Total Yankee Dollars (Cost $14,904,441)		13,628,416

Municipal Bonds (1.0%)
Alabama (0.1%):
Homewood Educational Building Authority Revenue, 2.25%, 12/1/29	250,000	226,865

Arkansas (0.1%):
University of Arkansas Revenue, 1.32%, 11/1/26	250,000	232,171

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Georgia (0.1%):
Metropolitan Atlanta Rapid Transit Authority Revenue, 1.52%, 7/1/26	$250,000	$235,959

Montana (0.1%):
Montana Facility Finance Authority Revenue, 2.44%, 8/15/31	250,000	229,138

New York (0.1%):
New York City Housing Development Corp. Revenue, 3.76%, 1/1/29 (c)	250,000	252,166

South Carolina (0.1%):
County of Charleston SC Revenue, 1.92%, 12/1/29	250,000	227,290

Texas (0.4%):
Central Texas Regional Mobility Authority Revenue, 1.34%, 1/1/25	250,000	239,475
Dallas Area Rapid Transit Revenue, 2.18%, 12/1/33, Continuously Callable @100	250,000	223,362
Dallas Fort Worth International Airport Revenue, 2.44%, 11/1/32, Continuously Callable @100	350,000	319,526
		782,363
Total Municipal Bonds (Cost $2,348,253)		2,185,952

U.S. Treasury Obligations (21.4%)
U.S. Treasury Bonds
1.38%, 11/15/40	2,500,000	2,043,359
1.75%, 8/15/41 (b)	5,000,000	4,330,469
1.25%, 5/15/50 (b)	2,500,000	1,866,016
2.00%, 8/15/51	200,000	180,281
U.S. Treasury Notes
0.38%, 9/15/24	2,000,000	1,900,156
0.38%, 11/30/25 (b)	16,000,000	14,791,249
0.88%, 9/30/26	3,000,000	2,792,813
0.38%, 7/31/27 (b)	4,000,000	3,586,563
1.25%, 9/30/28	10,500,000	9,743,671
2.38%, 3/31/29	2,000,000	1,994,063
0.63%, 8/15/30 (b)	1,750,000	1,520,313
1.25%, 8/15/31 (b)	250,000	227,305
Total U.S. Treasury Obligations (Cost $47,455,125)		44,976,258

Commercial Papers (1.8%)
Aviation Capital Group, 0.42%, 4/1/22 (a)(h)	1,800,000	1,799,979
Jabil, Inc., 0.85%, 4/1/22 (a)(h)	2,000,000	1,999,952

Total Commercial Papers (Cost $3,800,000)		3,799,931
Total Investments (Cost $223,785,391) — 100.6%		211,498,144
Liabilities in excess of other assets — (0.6)%		(1,201,670)
NET ASSETS - 100.00%		$210,296,474

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $99,247,965 and amounted to 47.2% of net assets.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(c)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(e)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(f)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	Rate represents the effective yield at March 31, 2022.

bps—Basis points
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2022.
H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2022.
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
TSFR—Term SOFR
TSFR1M—1 month Term SOFR, rate disclosed as of March 31, 2022
TSFR3M—3 month Term SOFR, rate disclosed as of March 31, 2022
US0001M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Core Plus Bond ETF	March 31, 2022
(Unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	20	6/21/22	$2,524,263	$2,457,500	$(66,763)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(66,763)
	Total net unrealized appreciation (depreciation)				$(66,763)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares ESG Corporate Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (80.4%)
Communication Services (8.8%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100	$2,000,000	$1,725,320
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	748,755
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	1,000,000	1,026,450
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	500,000	499,715
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	78,000	83,168
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(a)	500,000	507,810
The Walt Disney Co., 2.20%, 1/13/28	1,000,000	953,160
T-Mobile USA, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,360,260
2.25%, 11/15/31, Callable 8/15/31 @ 100	500,000	437,255
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100	1,000,000	872,850
2.88%, 11/20/50, Callable 5/20/50 @ 100	1,000,000	835,390
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	981,500
		10,031,633
Consumer Discretionary (5.8%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	250,000	240,425
Amazon.com, Inc., 2.88%, 5/12/41, Callable 11/12/40 @ 100	500,000	461,320
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100	500,000	483,725
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28(a)	350,000	319,120
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	167,000	153,306
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/29, Callable 1/24/29 @ 100(a)	500,000	494,904
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	500,000	500,340
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	500,000	479,705
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	1,000,000	858,030
Magallanes, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(a)	389,000	397,274
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)	500,000	464,355
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	600,000	482,064
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	500,000	429,755
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	476,315
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26(a)	500,000	490,270
		6,730,908
Consumer Staples (3.3%):
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30, Callable 3/1/30 @ 100	750,000	761,513
3.75%, 7/15/42 (b)	750,000	714,645
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	500,000	459,115
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	250,000	228,308
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	750,000	672,915
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	500,000	435,610
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	500,000	460,485
		3,732,591
Energy (0.9%):
Boardwalk Pipelines LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	500,000	516,695
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100(b)	500,000	489,580
		1,006,275
Financials (25.4%):
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	500,000	460,920
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	250,000	218,178
Bank of America Corp.
3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (c)	2,000,000	1,982,119
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)(c)	2,000,000	1,838,280
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)(c)	250,000	227,693
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)(b)	250,000	212,828

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
BMW US Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(a)(b)(d)	$500,000	$505,240
Citigroup, Inc., 1.46% (SOFR+77bps), 6/9/27, Callable 6/9/26 @ 100(c)	2,000,000	1,841,460
Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(a)(d)	250,000	249,773
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100(b)	500,000	521,945
F&G Global Funding, 2.00%, 9/20/28(a)	250,000	223,710
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	750,000	719,490
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	500,000	438,555
GA Global Funding Trust, 1.63%, 1/15/26(a)	500,000	466,735
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	500,000	531,285
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(a)	250,000	223,115
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100(a)	500,000	434,750
JPMorgan Chase & Co.
2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)(c)	250,000	234,388
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (c)	3,000,000	2,621,129
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100 (c)	1,000,000	925,220
JPMorgan Chase Co., 2.95%, 2/24/28, Callable 2/24/27 @ 100	500,000	487,925
KeyBank NA, 3.90%, 4/13/29	500,000	508,110
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100(a)	500,000	462,410
MetLife, Inc., 4.13%, 8/13/42	500,000	519,314
Metropolitan Life Global Funding I, 3.30%, 3/21/29(a)	500,000	496,365
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100 (b)(c)	2,500,000	2,324,074
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (c)	500,000	432,120
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (c)	250,000	226,380
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100 (c)	1,000,000	836,180
New York Life Global Funding, 1.85%, 8/1/31(a)	500,000	437,945
OWL Rock Core Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100(a)	375,000	360,825
PNC Bank NA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	500,000	509,155
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	500,000	507,374
Regions Bank, 6.45%, 6/26/37	1,000,000	1,245,910
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	250,000	228,543
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100(c)	500,000	498,339
The Goldman Sachs Group, Inc., 2.38% (SOFR+125bps), 7/21/32, Callable 7/21/31 @ 100(c)	1,000,000	888,630
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	500,000	477,160
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b)(c)(e)	500,000	508,730
1.89% (SOFR+63bps), 6/7/29, Callable 6/7/28 @ 100, MTN (c)	1,000,000	907,970
U.S. Bancorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100, MTN	500,000	500,345
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	250,000	225,398
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	511,160
		28,977,175
Health Care (7.0%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100(b)	500,000	521,715
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100	500,000	456,345
4.20%, 2/22/52, Callable 8/22/51 @ 100	250,000	258,918
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a)(b)	250,000	228,605
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	250,000	246,870
Bristol-Myers Squibb Co., 2.55%, 11/13/50, Callable 5/13/50 @ 100	500,000	414,510
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	500,000	504,310
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100(b)	2,000,000	1,978,140
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	750,000	722,715
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)	500,000	434,895
HCA, Inc.
4.50%, 2/15/27, Callable 8/15/26 @ 100	250,000	258,288
4.38%, 3/15/42, Callable 9/15/41 @ 100 (a)	94,000	93,010
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	454,520
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	496,820
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	500,000	457,875

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	$500,000	$464,725
		7,992,261
Industrials (6.0%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	500,000	439,450
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	250,000	223,353
Burlington Northern Santa Fe LLC
3.65%, 9/1/25, Callable 6/1/25 @ 100	500,000	511,455
3.90%, 8/1/46, Callable 2/1/46 @ 100	500,000	517,380
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	500,000	466,100
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	500,000	455,090
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	250,000	250,275
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100(a)	750,000	651,413
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	454,990
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	469,935
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	500,000	443,835
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100	500,000	463,290
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	500,000	485,860
The Boeing Co., 3.63%, 2/1/31, Callable 11/1/30 @ 100(b)	750,000	729,870
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	400,000	397,508
		6,959,804
Information Technology (7.7%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	750,000	673,643
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(a)(b)	1,000,000	869,500
Dell, Inc., 5.40%, 9/10/40(b)	500,000	502,755
HP, Inc., 4.00%, 4/15/29, Callable 2/15/29 @ 100	500,000	498,295
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	500,000	459,105
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	500,000	453,750
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	500,000	519,005
2.53%, 6/1/50, Callable 12/1/49 @ 100	250,000	216,783
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	930,899
2.95%, 4/1/30, Callable 1/1/30 @ 100	500,000	462,745
3.60%, 4/1/50, Callable 10/1/49 @ 100	250,000	207,193
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	1,000,000	909,340
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,000,000	923,360
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100(b)	500,000	439,770
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	100,000	89,386
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	500,000	500,810
		8,656,339
Materials (3.9%):
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	338,000	328,715
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	439,495
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100(b)	250,000	222,708
Ecolab, Inc., 1.65%, 2/1/27, Callable 1/1/27 @ 100	400,000	376,200
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	451,195
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	750,000	641,033
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500,000	448,110
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	500,000	516,905
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100(b)	1,000,000	934,220
		4,358,581
Real Estate (4.9%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	1,000,000	876,669
American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	500,000	441,995
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100(b)	500,000	450,865
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	225,885
Crown Castle International Corp.
2.90%, 3/15/27, Callable 2/15/27 @ 100	250,000	241,700
2.25%, 1/15/31, Callable 10/15/30 @ 100	250,000	220,295

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
2.90%, 4/1/41, Callable 10/1/40 @ 100	$250,000	$207,613
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	500,000	491,619
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,000,000	914,339
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	117,000	106,069
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	476,285
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	250,000	216,663
Physicians Realty LP
4.30%, 3/15/27, Callable 12/15/26 @ 100	250,000	256,538
2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	225,485
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100(b)	250,000	223,520
		5,575,540
Utilities (6.7%):
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	500,000	437,315
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	247,083
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	505,034
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	250,000	242,373
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	923,579
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	250,000	225,303
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	500,000	449,175
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100	250,000	234,503
2.88%, 12/4/51, Callable 6/4/51 @ 100	500,000	448,265
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	500,000	499,954
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100	500,000	429,970
NextEra Energy Capital Holdings, Inc.
0.51% (SOFR+40bps), 11/3/23, Callable 5/13/22 @ 100 (c)	250,000	249,005
2.44%, 1/15/32, Callable 10/15/31 @ 100	500,000	457,330
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	500,000	495,560
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	500,000	447,160
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	250,000	215,635
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100	500,000	455,090
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	250,000	214,353
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	454,900
		7,631,587
Total Corporate Bonds (Cost $100,061,498)		91,652,694

Yankee Dollars (17.4%)
Communication Services (0.8%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	500,000	473,850
Deutsche Telekom International Finance BV, 3.60%, 1/19/27, Callable 10/19/26 @ 100(a)	500,000	505,560
		979,410
Consumer Staples (1.1%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(a)	500,000	472,980
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)(b)	500,000	521,390
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	250,000	222,680
		1,217,050
Financials (12.8%):
Banco Santander SA, 4.18%, 3/24/28, Callable 3/24/27 @ 100	500,000	503,470
Bank of New Zealand, 2.87%, 1/27/32(a)	250,000	235,675
Barclays PLC, 4.95%, 1/10/47	1,000,000	1,091,720
BNP Paribas SA, 4.38%, 5/12/26(a)	500,000	506,245
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(e)	500,000	502,570
BPCE SA, 3.25%, 1/11/28(a)	500,000	488,640
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	500,000	462,145

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32(a)	$252,603	$311,814
Commonwealth Bank of Australia, 2.69%, 3/11/31(a)	500,000	445,665
Credit Agricole SA, 3.25%, 10/4/24(a)	500,000	500,105
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(a)(c)	500,000	449,870
Deutsche Bank AG, 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c)	500,000	487,990
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c)	2,000,000	1,801,600
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	250,000	229,870
Lloyds Banking Group PLC, 1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(c)	1,000,000	917,370
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(c)	500,000	438,070
Nationwide Building Society, 4.13% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100(a)(c)	500,000	493,030
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(c)	1,000,000	914,170
Shell International Finance BV
2.75%, 4/6/30, Callable 1/6/30 @ 100	500,000	485,115
2.88%, 11/26/41, Callable 5/26/41 @ 100	500,000	449,585
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27(a)	500,000	505,190
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100(a)(c)	500,000	454,230
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29	250,000	232,072
The Bank of Nova Scotia, 4.50%, 12/16/25	500,000	517,310
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c)	500,000	501,885
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c)	500,000	502,735
		14,428,141
Health Care (0.5%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	152,000	143,423
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	500,000	435,895
		579,318
Industrials (1.2%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100(b)	500,000	493,070
CNH Industrial NV, 3.85%, 11/15/27, Callable 8/15/27 @ 100, MTN	500,000	503,415
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100(a)	500,000	477,140
		1,473,625
Materials (0.6%):
CCL Industries, Inc.
3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)	500,000	491,935
3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	235,000	220,752
		712,687
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	504,000	462,294
Total Yankee Dollars (Cost $21,789,219)		19,852,525

Commercial Papers (2.4%)
Aviation Capital Group, 0.42%, 4/1/22 (a)(f)	1,100,000	1,099,987
Crown Castle International Corp., 0.71%, 4/5/22 (a)(f)	350,000	349,965
Hannover Funding Co. LLC, 0.40%, 4/4/22 (a)(f)	700,000	699,969

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares ESG Corporate Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Jabil, Inc., 0.85%, 4/1/22 (a)(f)	$600,000	$599,986
Total Commercial Papers (Cost $2,749,932)		2,749,907
Total Investments (Cost $124,600,649) — 100.2%		$114,255,126
Liabilities in excess of other assets — (0.2)%		(218,517)
NET ASSETS - 100.00%		$114,036,609

(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $23,688,113 and amounted to 20.8% of net assets.
(b)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)	Rate represents the effective yield at March 31, 2022.

bps—Basis points
H15T1Y—1 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2022.
H15T5Y—5 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2022.
H15T10Y—10 Year Treasury Constant Maturity Rate, rate disclosed as of March 31, 2022.
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate, rate disclosed as of March 31, 2022
USSW5—USD 5 Year Swap Rate, rate disclosed as of March 31, 2022.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares THB Mid Cap ESG ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value

Common Stocks (99.9%)
Aerospace & Defense (3.8%):
HEICO Corp.	597	$91,663

Air Freight & Logistics (3.1%):
GXO Logistics, Inc. (a)	1,033	73,694

Commercial Services & Supplies (10.3%):
Cintas Corp.	192	81,675
Copart, Inc. (a)	844	105,897
Rollins, Inc.	1,744	61,127
		248,699
Consumer Discretionary (8.1%):
D.R. Horton, Inc.	900	67,059
LKQ Corp.	1,176	53,402
NVR, Inc. (a)	17	75,944
		196,405
Health Care (16.5%):
Chemed Corp.	158	80,035
DENTSPLY SIRONA, Inc.	1,248	61,427
Laboratory Corp. of America Holdings (a)	304	80,153
STERIS PLC	356	86,070
Waters Corp. (a)	296	91,875
		399,560
Industrial Conglomerates (3.5%):
Carlisle Cos., Inc.	340	83,613

Information Technology (24.4%):
Amphenol Corp., Class A	1,400	105,489
Cadence Design Systems, Inc. (a)	648	106,570
Keysight Technologies, Inc. (a)	372	58,765
Synopsys, Inc. (a)	270	89,983
Teledyne Technologies, Inc. (a)	148	69,949
Tyler Technologies, Inc. (a)	192	85,419
Zebra Technologies Corp. (a)	166	68,674
		584,849
Machinery (9.2%):
Graco, Inc.	1,068	74,461
Parker-Hannifin Corp.	276	78,318
The Toro Co.	812	69,418
		222,197
Materials (2.6%):
Crown Holdings, Inc.	500	62,545

Professional Services (7.5%):
CACI International, Inc., Class A (a)	257	77,424
Verisk Analytics, Inc.	484	103,881
		181,305
Road & Rail (7.2%):
J.B. Hunt Transport Services, Inc.	512	102,805
Old Dominion Freight Line, Inc.	240	71,683
		174,488
Trading Companies & Distributors (3.7%):
Fastenal Co.	1,500	89,100
Total Common Stocks (Cost $2,370,401)		2,408,118
Total Investments (Cost $2,370,401) — 99.9%		2,408,118
Other assets in excess of liabilities — 0.1%		3,428
NET ASSETS - 100.00%		$2,411,546

(a)	Non-income producing security.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (20.8%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 6/18/22 @ 100	$8,552	$8,554
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 8/18/24 @ 100	1,000,000	940,283
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class B, 2.20%, 1/20/28, Callable 11/20/25 @ 100 (a)	541,000	517,192
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 11/20/25 @ 100 (a)	594,000	578,614
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 10/15/24 @ 100 (a)	1,250,000	1,227,598
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 5/15/22 @ 100 (a)	400,000	400,944
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class B, 2.00%, 7/21/25, Callable 9/19/23 @ 100 (a)	1,156,000	1,140,583
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	500,000	500,377
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 6/15/24 @ 100	2,000,000	1,957,945
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 7/15/24 @ 100	1,000,000	981,395
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	584,651	571,538
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 3/10/25 @ 100	1,000,000	963,653
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 9/15/24 @ 100 (a)	500,000	502,499
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 6/10/24 @ 100	773,824	750,958
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 6/10/24 @ 100	1,500,000	1,475,079
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 9/15/22 @ 100	350,000	353,142
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 7/15/23 @ 100.25 (a)	1,000,000	975,227
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 7/15/23 @ 100 (a)	1,196,276	1,185,201
CPS Auto Receivables Trust, Series 2022-A, Class B, 1.70%, 4/16/29, Callable 3/15/27 @ 100 (a)	800,000	776,536
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 7/15/23 @ 100 (a)	1,000,000	1,003,269
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	300,853
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	333,000	319,519
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 8/15/23 @ 100 (a)	1,000,000	998,051
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 6/22/23 @ 100 (a)	1,000,000	989,653
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	655,000	610,591
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 9/15/23 @ 100	750,000	749,655

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100 (f)	$708,000	$698,550
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 9/15/23 @ 100	750,000	743,856
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 1/20/28, Callable 8/20/25 @ 100 (a)	500,000	500,447
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26 (a)	1,500,000	1,432,906
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	750,000	751,818
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 6/15/24 @ 100	1,500,000	1,460,372
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 4/15/24 @ 100	472,000	468,095
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.46%, 10/15/27, Callable 2/15/25 @ 100	1,000,000	946,529
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,000,000	937,745
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000,000	934,043
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	1,000,000	939,388
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 3/15/26 @ 100 (a)	1,000,000	940,133
Flagship Credit Auto Trust, Series 4, Class B, 1.49%, 2/15/27, Callable 3/15/26 @ 100 (a)	1,000,000	955,530
Flagship Credit Auto Trust, Series 2019-4, Class E, 4.11%, 3/15/27, Callable 5/15/24 @ 100 (a)	1,000,000	985,166
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	1,000,000	941,400
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100 (a)	600,000	582,185
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class B, 2.15%, 5/17/27, Callable 8/15/25 @ 100 (a)	1,000,000	951,871
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 1/15/24 @ 100 (a)	1,250,000	1,253,091
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25, Callable 1/15/27 @ 100 (a)	845,747	835,956
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 1/15/27 @ 100 (a)	500,000	482,295
GLS Auto Receivables Trust, Series 2022-1A, Class B, 2.84%, 5/15/26, Callable 8/15/26 @ 100 (a)	1,000,000	988,357
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	489,000	489,668
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 3/20/23 @ 100	1,000,000	990,472
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, 1.99%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	952,557
Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26, Callable 6/25/25 @ 100 (a)	1,000,000	948,078
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 3/25/25, Callable 3/25/24 @ 100 (a)	1,000,000	999,138
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 11/18/23 @ 100	1,000,000	986,977
HPEFS Equipment Trust, Series 2022-1A, Class D, 2.40%, 11/20/29, Callable 6/20/25 @ 100 (a)	667,000	640,272

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
HPEFS Equipment Trust, Series 2020-2A, Class C, 2.00%, 7/22/30, Callable 4/20/23 @ 100 (a)	$885,000	$879,809
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 7/15/24 @ 100	1,000,000	981,454
John Deere Owner Trust, Series 2021-B, Class A3, 0.52%, 3/16/26, Callable 3/15/25 @ 100	1,500,000	1,435,123
JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 4/25/25 @ 100 (a)	549,156	534,997
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26, Callable 2/15/26 @ 100 (a)	1,000,000	986,212
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 8/15/24 @ 100 (a)	1,000,000	953,747
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 8/15/24 @ 100 (a)	766,172	750,764
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,500,000	1,425,824
Master Credit Card Trust II, Series 2022-1A, Class B, 1.97%, 7/21/26 (a)	1,000,000	966,412
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 3/15/23 @ 100	1,000,000	993,588
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	903,000	842,052
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293,000	276,426
Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 6/15/23 @ 100	988,076	984,208
NMEF Funding LLC, Series 2022-A, Class B, 3.35%, 10/16/28, Callable 3/15/26 @ 100 (a)	1,000,000	978,200
NMEF Funding LLC, Series 2022-A, Class A2, 2.58%, 10/16/28, Callable 3/15/26 @ 100 (a)	1,000,000	986,383
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 1/10/25 @ 100 (a)	2,500,000	2,343,139
Oscar U.S. Funding XIV LLC, Series 2022-1A, Class A3, 2.30%, 4/10/26, Callable 3/10/26 @ 100 (a)	1,000,000	977,957
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 9/15/25 @ 100 (a)	545,000	527,466
Prestige Auto Receivables Trust, Series 2018-1A, Class D, 4.14%, 10/15/24, Callable 9/15/22 @ 100 (a)	1,000,000	1,008,718
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	160,118	160,895
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 6/15/23 @ 100	196,858	196,968
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 12/15/23 @ 100	1,000,000	988,086
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59%, 9/15/25, Callable 2/15/24 @ 100	1,000,000	989,984
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	1,495,599	1,481,968
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 11/20/24 @ 100 (a)	750,000	749,265
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(f)	1,000,000	983,848
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	927,408
VB S1 Issuer LLC VBTEL, Series 2022-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	965,192

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 4/15/23 @ 100 (a)	$176,183	$176,383
Westlake Automobile Receivables Trust, Series 2022-1A, Class B, 2.73%, 3/15/27, Callable 2/15/25 @ 100 (a)	1,000,000	989,959
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 4/15/23 @ 100 (a)	1,000,000	1,005,310
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 3/15/25 @ 100 (a)	1,000,000	954,025
Wheels Fleet Lease Funding 1 LLC, Series 2022-1A, Class A, 0.03%, 10/18/36 (a)	1,000,000	995,221
World Omni Select Auto Trust, Series 2021-A, Class A3, 0.53%, 3/15/27, Callable 7/15/24 @ 100	2,000,000	1,932,253
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 12/15/23 @ 100	1,000,000	992,458
Total Asset-Backed Securities (Cost $81,056,659)		78,837,506

Collateralized Mortgage Obligations (6.3%)
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.94% (LIBOR01M+254bps), 10/15/37 (a)(b)	1,750,000	1,748,239
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.54% (LIBOR01M+214bps), 10/15/37 (a)(b)	1,000,000	997,773
BPR Trust, Series 2021-TY, Class C, 2.10% (LIBOR01M+170bps), 9/23/23 (a)(b)	1,000,000	975,623
BPR Trust, Series 2021-TY, Class A, 1.45% (LIBOR01M+105bps), 9/23/23 (a)(b)	1,000,000	981,780
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.85% (LIBOR01M+145bps), 10/15/36 (a)(b)	2,465,000	2,442,927
BX Trust, Series 2022-LBA6, Class C, 1.90% (SOFR30A+160bps), 1/15/39 (a)(b)	1,000,000	969,922
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.40% (LIBOR01M+300bps), 11/15/36 (a)(b)	2,000,000	1,983,754
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	501,942
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	2,000,000	2,003,920
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (c)	1,000,000	1,004,527
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 2/15/23 @ 100	979,433	980,060
KNDL Mortgage Trust, Series 2019-KNSQ, Class C, 1.45% (US0001M+105bps), 5/15/36 (a)(b)	1,175,000	1,165,249
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 3.00% (LIBOR01M+260bps), 11/15/34 (a)(b)	1,000,000	989,807
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 1.28% (LIBOR03M+80bps), 2/20/28, Callable 5/20/22 @ 100 (a)(b)	198,365	198,789
SMRT, Series 2022-MINI, Class B, 1.65% (SOFR30A+135bps), 1/15/24 (a)(b)	1,000,000	981,410
SREIT Trust, Series 2021-MFP2, Class B, 1.57% (LIBOR01M+117bps), 11/15/36 (a)(b)	1,000,000	978,277
Stratus CLO Ltd., Series 2021-3A, Class A, 1.04% (LIBOR03M+95bps), 12/29/29 (a)(b)	1,000,000	995,862

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Stratus CLO Ltd., Series 2021-3A, Class B, 1.64% (LIBOR03M+155bps), 12/29/29 (a)(b)	$821,000	$814,050
STREIT Trust, Series 2021-MFP2, Class A, 1.22% (US0001M+82bps), 11/15/36 (a)(b)	1,000,000	981,283
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	225,017	224,907
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	36,530	36,566
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	2,000,000	2,015,485
Total Collateralized Mortgage Obligations (Cost $24,337,092)		23,972,152

Senior Secured Loans (1.8%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 1.96% (LIBOR01M+175bps), 6/30/24 (b)	494,805	491,465
Genpact International LLC, 1.56% (LIBOR01M+138bps), 8/9/23 (b)	2,917,032	2,887,862
Magallanes, Inc., Term Loan A, First Lien, 12/4/22 (d)(e)	1,500,000	1,481,250
Ortho-Clinical Diagnostics, Inc., Term Loan B New, First Lien, 3.21% (LIBOR01M+300bps), 6/30/25 (b)(e)	2,000,000	1,990,620
Total Senior Secured Loans (Cost $6,918,487)		6,851,197

Corporate Bonds (45.0%)
Communication Services (1.7%):
DISH DBS Corp., 5.88%, 7/15/22	1,374,000	1,381,804
Sprint Corp., 7.88%, 9/15/23(f)	1,000,000	1,063,070
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38(a)(f)	2,000,000	1,998,460
T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31(f)	2,000,000	1,913,320
		6,356,654
Consumer Discretionary (4.0%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	717,246
Daimler Trucks Finance North America LLC, 1.63%, 12/13/24(a)	2,000,000	1,910,940
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100(a)	1,000,000	1,069,460
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	500,000	474,220
Howard University, 2.74%, 10/1/22	500,000	500,475
Lithia Motors, Inc., 4.63%, 12/15/27, Callable 12/15/22 @ 103.47(a)	2,000,000	1,991,660
Macy's Retail Holdings LLC, 2.88%, 2/15/23	750,000	757,005
Magallanes, Inc., 3.64%, 3/15/25(a)	1,000,000	1,004,650
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/13/22 @ 102.81	1,500,000	1,514,565
Newell Brands, Inc., 4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	503,125
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/28/22 @ 100	1,500,000	1,463,715
QVC, Inc., 4.38%, 3/15/23	667,000	670,335
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100(a)(f)	2,000,000	1,883,720
Toll Brothers Finance Corp., 4.38%, 4/15/23, Callable 1/15/23 @ 100	750,000	757,883
		15,218,999
Consumer Staples (1.9%):
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	1,000,000	994,000
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 4/25/22 @ 102.63(a)	2,500,000	2,549,000
Hormel Foods Corp., 0.65%, 6/3/24, Callable 6/3/22 @ 100	1,500,000	1,439,745

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	$2,000,000	$2,119,480
		7,102,225
Energy (8.8%):
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (f)	1,230,000	1,247,097
3.80%, 6/1/24, Callable 3/1/24 @ 100	381,000	383,431
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)(f)	1,000,000	935,710
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000,000	999,840
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	1,715,000	1,754,959
EnLink Midstream Partners LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	900,000	912,330
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (f)	135,000	135,992
4.00%, 8/1/24, Callable 5/1/24 @ 100	865,000	852,743
Gray Oak Pipeline LLC, 2.00%, 9/15/23(a)	833,000	820,697
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	1,000,000	1,007,700
Hess Midstream Operations LP, 5.63%, 2/15/26, Callable 5/13/22 @ 102.81(a)	3,000,000	3,075,930
HollyFrontier Corp.
2.63%, 10/1/23 (f)	1,000,000	990,850
5.88%, 4/1/26, Callable 1/1/26 @ 100 (f)	1,881,000	1,969,445
Midwest Connector Capital Co. LLC
3.63%, 4/1/22 (a)(f)	1,500,000	1,500,000
3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	2,500,000	2,508,100
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	273,385
Murphy Oil Corp., 5.88%, 12/1/27, Callable 12/1/22 @ 102.94	2,690,000	2,737,209
Ovintiv Exploration, Inc.
5.63%, 7/1/24	1,000,000	1,051,150
5.38%, 1/1/26, Callable 10/1/25 @ 100 (f)	1,000,000	1,060,570
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06(a)	1,000,000	997,420
Range Resources Corp.
5.88%, 7/1/22	540,000	540,000
5.00%, 8/15/22, Callable 5/15/22 @ 100	500,000	500,115
SM Energy Co., 5.63%, 6/1/25, Callable 5/13/22 @ 101.88	1,000,000	1,000,570
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 7/15/27, Callable 7/15/22 @ 104.88	1,000,000	1,053,520
USX Corp., 8.13%, 7/15/23	400,000	423,888
Western Midstream Operating LP
4.00%, 7/1/22	1,500,000	1,500,000
1.84% (LIBOR03M+185bps), 1/13/23 (b)	500,000	497,820
4.35%, 2/1/25, Callable 1/1/25 @ 100	2,000,000	1,986,360
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	529,155
		33,245,986
Financials (12.4%):
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	728,505
Athene Global Funding
2.80%, 5/26/23 (a)	750,000	750,855
1.20%, 10/13/23 (a)	500,000	487,275
1.72%, 1/7/25 (a)	2,000,000	1,906,840
Blackstone Private Credit Fund
1.75%, 9/15/24 (a)	1,000,000	938,900
2.35%, 11/22/24 (a)	1,000,000	947,840
BMW US Capital LLC, 3.25%, 4/1/25(a)	1,000,000	1,003,954
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100(b)	1,165,000	1,188,288
Colfax Corp., 6.38%, 2/15/26(a)	1,500,000	1,547,910
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100(a)	250,000	235,913

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Entergy Texas Restoration Funding II LLC, 3.05%, 12/15/28(e)	$667,000	$668,767
First American Financial Corp., 4.30%, 2/1/23	2,800,000	2,843,344
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	975,100
First Financial Bancorp, 5.13%, 8/25/25	1,000,000	1,031,290
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,876,000	1,863,750
Ford Motor Credit Co. LLC
2.30%, 2/10/25, Callable 1/10/25 @ 100	2,000,000	1,899,460
3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	977,790
FS KKR Capital Corp.
4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000,000	1,000,670
1.65%, 10/12/24	1,024,000	968,704
4.25%, 2/14/25, Callable 1/14/25 @ 100 (a)(g)	1,400,000	1,377,474
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	972,450
GA Global Funding Trust, 1.63%, 1/15/26(a)	500,000	466,735
Main Street Capital Corp.
5.20%, 5/1/24	2,400,000	2,448,960
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	465,495
Morgan Stanley, 0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100(b)	2,000,000	1,900,440
OWL Rock Core Income Corp., 5.50%, 3/21/25(a)	1,000,000	997,410
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000,000	1,012,780
ProAssurance Corp., 5.30%, 11/15/23	1,000,000	1,022,150
Protective Life Global Funding, 3.10%, 4/15/24(a)	500,000	498,770
Prudential Financial, Inc., 5.63% (LIBOR03M+392bps), 6/15/43, Callable 6/15/23 @ 100(b)	500,000	506,485
Radian Group, Inc., 4.50%, 10/1/24, Callable 7/1/24 @ 100	2,503,000	2,509,883
Reliance Standard Life Global Funding II, 2.75%, 5/7/25(a)	750,000	736,883
Santander Holdings USA, Inc., 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	251,673
SCE Recovery Funding LLC, 0.86%, 11/15/31	1,924,384	1,745,397
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	1,000,000	971,440
The Huntington National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100(b)	1,750,000	1,830,517
The Prudential Insurance Co. of America, 8.30%, 7/1/25(a)	1,000,000	1,140,930
TIAA FSB Holdings, Inc.
5.75%, 7/2/25, Callable 6/2/25 @ 100	1,000,000	1,034,990
5.53% (LIBOR03M+470bps), 3/15/26, Callable 5/13/22 @ 100 (b)	750,000	762,337
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100(b)	750,000	764,693
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	1,700,000	1,731,705
		47,114,752
Health Care (1.7%):
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 5/28/22 @ 100	1,000,000	959,200
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, 12/1/26, Callable 11/1/26 @ 100(a)	1,000,000	928,520
HCA, Inc., 7.50%, 12/15/23	1,000,000	1,065,860
Hikma Finance USA LLC, 3.25%, 7/9/25	2,000,000	1,933,300
Laboratory Corp. of America Holdings, 1.55%, 6/1/26, Callable 5/1/26 @ 100	1,000,000	932,340
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	504,655
		6,323,875
Industrials (5.2%):
Air Lease Corp., 2.25%, 1/15/23	250,000	250,072
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100(f)	500,000	493,070
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(a)	1,000,000	999,250
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19(a)(f)	3,435,000	3,482,472

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100(a)	$1,000,000	$1,030,710
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38(a)	2,756,000	2,858,165
Continental Airlines Pass Through Trust, 5.98%, 10/19/23	85,617	84,990
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	910,309	832,814
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)	1,370,000	1,379,741
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000,000	1,028,730
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 8/16/22 @ 100(a)	500,000	485,505
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(a)	1,000,000	1,041,140
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100(a)	1,000,000	930,650
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	925,297	902,960
The Nature Conservancy, 0.63%, 7/1/24	650,000	615,777
TransDigm, Inc., 8.00%, 12/15/25, Callable 5/13/22 @ 104(a)(f)	2,000,000	2,085,920
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	329,209	312,360
United Airlines Pass Through Trust
4.15%, 10/11/25	581,641	580,978
4.88%, 7/15/27	296,352	290,840
		19,686,144
Information Technology (1.2%):
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100	2,000,000	1,912,360
Qorvo, Inc., 1.75%, 12/15/24, Callable 12/15/22 @ 100(a)	1,675,000	1,597,247
Skyworks Solutions, Inc., 0.90%, 6/1/23, Callable 6/1/22 @ 100	1,000,000	977,880
		4,487,487
Materials (4.5%):
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)(f)	3,150,000	3,187,485
Cleveland-Cliffs, Inc., 9.88%, 10/17/25(a)(f)	2,575,000	2,868,370
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	2,625,000	2,664,191
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.5(f)	3,000,000	3,086,370
Ingevity Corp., 4.50%, 2/1/26, Callable 4/27/22 @ 101.13(a)	2,500,000	2,414,450
Sealed Air Corp.
5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,000,000	1,015,040
1.57%, 10/15/26, Callable 9/15/26 @ 100 (a)	1,000,000	912,080
West Fraser Timber Co. Ltd., 4.35%, 10/15/24, Callable 7/15/24 @ 100(a)	1,000,000	1,024,080
		17,172,066
Real Estate (2.2%):
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	1,067,187
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	2,500,000	2,543,350
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	1,000,000	1,001,910
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	919,000	933,300
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100(a)	750,000	737,784
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 5/13/22 @ 101.75(a)	864,000	850,953
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,404,750
		8,539,234
Utilities (1.4%):
Calpine Corp., 5.25%, 6/1/26, Callable 5/13/22 @ 102.63(a)	802,000	808,304
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 5/13/22 @ 100	1,000,000	985,830
Cleco Power LLC, 1.33% (US0003M+50bps), 6/15/23, Callable 5/13/22 @ 100(a)(b)	2,000,000	1,996,500
Entergy Texas, Inc., 1.50%, 9/1/26, Callable 8/1/26 @ 100	1,000,000	919,280

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	$500,000	$504,520
		5,214,434
Total Corporate Bonds (Cost $175,103,495)		170,461,856

Yankee Dollars (9.7%)
Communication Services (0.7%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24(a)	1,000,000	1,034,740
Pearson Funding Four PLC, 3.75%, 5/8/22(a)	750,000	750,825
Telefonica Chile SA, 3.88%, 10/12/22(a)	1,000,000	1,007,540
		2,793,105
Communications (0.2%):
Videotron Ltd., 5.38%, 6/15/24, Callable 3/15/24 @ 100(a)	625,000	642,619

Consumer Discretionary (0.6%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23(a)	1,000,000	996,000
Stellantis Finance US, Inc., 1.71%, 1/29/27, Callable 12/29/26 @ 100(a)	333,000	303,749
Stellantis NV, 5.25%, 4/15/23	1,000,000	1,022,940
		2,322,689
Consumer Staples (0.2%):
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100(a)	948,000	939,724

Energy (0.8%):
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27(a)	489,325	469,908
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75(a)	1,500,000	1,481,595
Harvest Operations Corp., 1.00%, 4/26/24, Callable 5/13/22 @ 100(a)	1,214,000	1,168,390
		3,119,893
Financials (3.5%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25(a)(f)	3,000,000	3,129,720
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	919,240
BBVA Bancomer SA, 6.75%, 9/30/22(a)	3,305,000	3,359,665
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100(a)	400,000	386,592
Ontario Teachers' Finance Trust, 0.38%, 9/29/23(a)	1,000,000	971,860
Phoenix Group Holdings PLC, 5.38%, 7/6/27, MTN	2,000,000	2,070,000
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100(a)	416,000	398,075
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100(b)	250,000	250,802
Standard Chartered PLC, 7.50% (USSW5+630bps) (b)(h)	1,000,000	1,000,000
VEON Holdings BV, 5.95%, 2/13/23	1,000,000	640,000
		13,125,954
Health Care (0.3%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	1,212,000	1,143,607

Industrials (1.2%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	984,100
Air Canada Pass Through Trust
5.00%, 6/15/25 (a)	243,333	244,836
4.13%, 11/15/26 (a)	928,905	910,893
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100(a)	750,000	682,583
CK Hutchison International Ltd., 2.75%, 3/29/23(a)	750,000	751,223

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100(a)	$1,000,000	$938,420
		4,512,055
Information Technology (0.8%):
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	2,000,000	2,000,000
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100(a)	1,000,000	924,550
		2,924,550
Materials (1.1%):
OCI NV, 4.63%, 10/15/25, Callable 10/15/22 @ 102.31(a)	2,000,000	2,019,440
POSCO, 2.38%, 1/17/23	2,100,000	2,093,973
		4,113,413
Utilities (0.3%):
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	1,300,000	1,305,629
Total Yankee Dollars (Cost $38,434,816)		36,943,238

Municipal Bonds (15.1%)
Alabama (0.3%):
City of Birmingham, GO, 0.86%, 3/1/24	1,015,000	986,199

California (2.4%):
California Municipal Finance Authority Revenue
0.93%, 2/1/23	1,000,000	989,146
1.36%, 2/1/24	495,000	481,752
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,155,000	1,014,292
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,545,000	1,485,198
City of Gardena Revenue, 1.30%, 4/1/23	565,000	558,927
Golden State Tobacco Securitization Corp. Revenue
1.24%, 6/1/22	1,500,000	1,500,266
Series A1, 1.71%, 6/1/24	1,000,000	973,525
Series B, 0.67%, 6/1/23	1,000,000	979,293
Series B, 0.99%, 6/1/24	500,000	479,869
Placentia Public Financing Authority Revenue
Series A, 1.72%, 6/1/22	200,000	199,781
Series A, 1.93%, 6/1/23	300,000	293,913
		8,955,962
Colorado (1.6%):
City & County of Denver Co. Airport System Revenue
Series C, 0.88%, 11/15/23	500,000	486,773
Series C, 1.12%, 11/15/24	500,000	477,419
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	600,384
Colorado Health Facilities Authority Revenue
Series B, 2.24%, 11/1/22	750,000	752,288
Series B, 2.80%, 12/1/26	500,000	482,541
County of El Paso Co. Revenue, Series B, 1.05%, 6/1/24	1,230,000	1,183,337
Denver City & County Housing Authority Revenue
1.33%, 6/1/24, Continuously Callable @100	750,000	728,975
2.15%, 12/1/24	750,000	734,029
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	702,775
		6,148,521
Florida (0.3%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,192,679

Georgia (0.3%):
Municipal Electric Authority of Georgia, 1.42%, 1/1/25	500,000	476,338

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Municipal Electric Authority of Georgia Revenue, Series B, 1.58%, 1/1/26	$555,000	$520,278
		996,616
Guam (0.3%):
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,000,000	992,254

Hawaii (0.4%):
State of Hawaii Airports System Revenue
Series B, 0.90%, 7/1/23	300,000	294,864
Series E, 1.39%, 7/1/25	1,500,000	1,424,899
		1,719,763
Illinois (0.7%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	163,499
Sales Tax Securitization Corp. Revenue, 0.79%, 1/1/23	1,750,000	1,732,217
State of Illinois Sales Tax Revenue, Series B, 0.91%, 6/15/24	1,000,000	946,823
		2,842,539
Indiana (0.5%):
Indiana Finance Authority Revenue
2.48%, 3/1/24 (f)	1,000,000	987,242
0.96%, 3/1/24	450,000	434,410
1.41%, 3/1/25	570,000	543,326
		1,964,978
Kentucky (0.3%):
County of Warren Revenue, Series B, 0.92%, 4/1/25	1,200,000	1,127,404

Maine (0.1%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	563,104

Maryland (0.6%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	493,316
Maryland Health & Higher Educational Facilities Authority Revenue
1.81%, 1/1/25	1,000,000	939,322
1.89%, 1/1/26	1,000,000	920,216
		2,352,854
Michigan (1.0%):
City of Grand Rapids MI Sanitary Sewer System Revenue, 0.94%, 1/1/25	1,000,000	953,299
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	742,733
Michigan Finance Authority Revenue
2.21%, 12/1/23	185,000	183,947
2.31%, 12/1/24	105,000	103,511
2.37%, 9/1/49, (Put Date 9/1/23) (i)	446,000	448,645
Series A-1, 2.33%, 6/1/30	764,071	762,400
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	497,860
		3,692,395
Mississippi (0.1%):
Medical Center Educational Building Corp. Revenue, 0.67%, 6/1/23	280,000	275,962

Missouri (0.4%):
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	1,495,000	1,444,029

Nebraska (0.2%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	630,000	621,011

New Jersey (0.6%):
Essex County Improvement Authority Revenue, Series B, 1.96%, 8/1/22 (a)	350,000	348,560
South Jersey Transportation Authority Revenue
Series B, 2.10%, 11/1/24	750,000	726,571
Series B, 2.20%, 11/1/25	750,000	718,991
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	419,129
		2,213,251

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
New York (0.2%):
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	$500,000	$500,428
New York City Housing Development Corp., 2.32%, 1/1/23 (e)	240,000	239,742
		740,170
Ohio (0.1%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	325,393

Oklahoma (0.2%):
Oklahoma Turnpike Authority Revenue, Series B, 0.63%, 1/1/23	560,000	555,602
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	336,548
		892,150
Pennsylvania (0.3%):
School District of Scranton, GO (INS - Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	500,000
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	492,491
		992,491
Rhode Island (0.3%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	805,000	764,728
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	502,298
		1,267,026
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	600,000	575,673

Texas (2.5%):
Aledo Independent School District, GO (NBGA - Texas Permanent School Fund), 2.47%, 2/15/24	250,000	238,742
Boerne School District, GO
0.64%, 2/1/24	400,000	386,255
0.79%, 2/1/25	250,000	236,320
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 8/15/22) (i)	1,000,000	999,829
Clear Creek Independent School District, GO, Series B, 5.00%, 2/15/24	1,000,000	1,048,765
Denton Independent School District, GO, Series A, 2.57%, 8/15/24	500,000	470,565
Harris County Cultural Education Facilities Finance Corp. Revenue
1.59%, 11/15/23	675,000	663,934
1.84%, 11/15/24	500,000	485,644
Series B, 2.30%, 5/15/24	600,000	592,120
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	745,794
Marshall Independent School District, GO (NBGA - Texas Permanent School Fund), 2.66%, 2/15/24	1,000,000	951,567
State of Texas, GO, 3.11%, 10/1/23	500,000	506,177
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.07%, 9/1/23	525,000	513,734
1.36%, 9/1/24	700,000	673,900
White Settlement Independent School District, GO (NBGA - Texas Permanent School Fund), Series A, 2.74%, 8/15/25	920,000	839,052
		9,352,398
Virginia (0.8%):
County of Arlington, GO, Series B, 0.64%, 8/1/24 (f)	2,000,000	1,912,888
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a)(i)	1,250,000	1,246,475
		3,159,363
Washington (0.1%):
Washington State University Revenue, Series A, 0.86%, 10/1/23	480,000	469,135

West Virginia (0.4%):
Tobacco Settlement Finance Authority Revenue, Series A, 1.19%, 6/1/23	1,500,000	1,476,817

Total Municipal Bonds (Cost $59,029,737)		57,340,137

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
U.S. Treasury Obligations (1.3%)
U.S. Treasury Notes, 1.00%, 12/15/24	$5,000,000	$4,804,688
Total U.S. Treasury Obligations (Cost $4,999,471)		4,804,688

Commercial Papers (0.4%)
Aviation Capital Group, 0.42%, 4/1/22 (a)(j)	1,500,000	1,499,982
Total Commercial Papers (Cost $1,500,000)		1,499,982

Collateral for Securities Loaned (0.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (k)	18,746	18,746
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (k)	525,812	525,812
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (k)	9,355	9,355
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (k)	74,594	74,594
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (k)	335,388	335,388
Total Collateral for Securities Loaned (Cost $963,895)		963,895
Total Investments (Cost $392,343,652) — 100.7%		381,674,651
Liabilities in excess of other assets — (0.7)%		(2,473,460)
NET ASSETS - 100.00%		$379,201,191

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $172,190,986 and amounted to 45.4% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(d)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(e)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(f)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(g)	All or a portion of this security is on loan.
(h)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(i)	Put Bond.
(j)	Rate represents the effective yield at March 31, 2022.
(k)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
US0001M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
US0003M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security

USSW5—USD 5 Year Swap Rate, rate disclosed as of March 31, 2022.

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value

Asset-Backed Securities (8.8%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500,000	$1,380,356
American Credit Acceptance Receivables Trust, Series 2022-1, Class C, 2.12%, 3/13/28, Callable 9/13/25 @ 100 (a)	1,000,000	958,763
American Credit Acceptance Receivables Trust, Series 2022-1, Class B, 1.68%, 9/14/26, Callable 9/13/25 @ 100 (a)	1,000,000	968,908
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	2,076,000	2,076,896
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27, Callable 3/18/25 @ 100	1,000,000	947,904
Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class A2, 1.64%, 10/20/27, Callable 11/20/25 @ 100 (a)	1,187,000	1,156,255
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 1/15/23 @ 100 (a)	900,000	898,018
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	496,117
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 7/15/23 @ 100 (a)	1,062,000	1,060,125
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	500,000	500,377
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 9/19/23 @ 100 (a)	433,000	429,953
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,196,367
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 6/15/24 @ 100	2,000,000	1,915,021
CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27, Callable 1/15/24 @ 100	780,000	807,779
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 12/15/23 @ 100	1,275,000	1,258,463
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 4/15/24 @ 100 (a)	287,422	286,661
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 2/10/25 @ 100	1,500,000	1,407,911
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,446,758	1,344,181
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 4/15/22 @ 100 (a)	699,806	700,110
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 7/15/23 @ 100 (a)	2,000,000	2,006,539
CPS Auto Receivables Trust, Series 22-A, Class B, 1.70%, 4/16/29, Callable 3/15/27 @ 100 (a)	1,200,000	1,164,804
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	1,038,000	973,894
Credit Acceptance Auto Loan Trust, Series 2019-3A, Class B, 2.86%, 1/16/29, Callable 8/15/23 @ 100 (a)	1,000,000	998,051
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 11/15/23 @ 100 (a)	823,000	813,297
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 5/20/24 @ 100 (a)	418,279	415,245
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	555,161	555,870

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value

Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	$1,000,000	$905,440
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	1,125,000	1,040,415
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,272,204
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 9/15/23 @ 100	1,500,000	1,487,712
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 5/15/25 @ 100 (a)	2,000,000	1,930,568
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	472,130	473,319
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/15/27, Callable 3/15/24 @ 100 (a)	1,187,000	1,149,318
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 3/15/24 @ 100 (a)	877,000	865,078
Enterprise Fleet Financing LLC, Series 22-1, Class A3, 3.27%, 1/20/28, Callable 8/20/25 @ 100 (a)	1,000,000	994,702
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 8/20/23 @ 100 (a)	820,000	807,753
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	500,000	502,295
Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.26%, 5/15/26, Callable 2/15/25 @ 100	1,000,000	960,273
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	495,869
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 12/15/22 @ 100 (a)	750,000	761,043
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 8/15/23 @ 100 (a)	1,500,000	1,503,680
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26 (a)	1,153,846	1,044,464
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	1,031,841
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,455,776
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 7/15/23 @ 100 (a)	1,406,000	1,357,947
Foursight Capital Automobile Receivables Trust, Series 2022-1, Class A3, 1.83%, 12/15/26, Callable 8/15/25 @ 100 (a)	1,200,000	1,164,370
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 12/15/23 @ 100 (a)	946,697	947,214
GM Financial Consumer Automobile Receivables Trust, Series 19-3, Class B, 2.32%, 12/16/24, Callable 4/16/23 @ 100	2,000,000	1,995,305
GM Financial Consumer Automobile Receivables Trust, Series 19-4, Class A4, 1.76%, 1/16/25, Callable 6/16/23 @ 100	345,000	343,603
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 11/16/23 @ 100	750,000	739,900
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 8/16/23 @ 100	1,000,000	993,625
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	918,631
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,254,520

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value

HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29, Callable 6/20/25 @ 100 (a)	$2,000,000	$1,916,796
HPEFS Equipment Trust, Series 2021-1A, Class D, 1.03%, 3/20/31, Callable 3/20/24 @ 100 (a)	1,500,000	1,429,832
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	385,000	384,944
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (a)	401,123	401,407
Hyundai Auto Receivables Trust, Series 2021-C, Class B, 1.49%, 12/15/27, Callable 8/15/25 @ 100	2,000,000	1,881,165
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 7/15/24 @ 100	1,271,000	1,201,062
John Deere Owner Trust, Series 22-A, Class A4, 2.49%, 1/16/29, Callable 8/15/25 @ 100	1,000,000	981,331
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 6/15/23 @ 100	2,000,000	1,966,044
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 3/25/25 @ 100 (a)	630,176	619,052
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (a)	589,177	577,577
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	433,000	429,275
Kubota Credit Owner Trust, Series 22-1A, Class A4, 2.78%, 2/15/28, Callable 2/15/26 @ 100 (a)	2,000,000	1,967,549
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 8/15/24 @ 100 (a)	1,532,344	1,501,527
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	512,660
Master Credit Card Trust, Series 2022-2A, Class C, 2.73%, 7/21/28 (a)	625,000	600,059
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 9/15/27 @ 100 (a)	371,546	372,068
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 7/20/27 @ 100 (a)	803,137	760,839
Navient Student Loan Trust, Series 2018-2A, Class B, 1.61% (LIBOR01M+115bps), 3/25/67, Callable 12/25/33 @ 100 (a)(b)	1,000,000	969,987
Navient Student Loan Trust, Series 2015-2, Class B, 1.96% (LIBOR01M+150bps), 8/25/50, Callable 5/25/30 @ 100 (b)	3,000,000	2,985,670
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 4/25/35 @ 100 (a)	3,122,852	3,002,978
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,807,000	1,685,036
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	886,667	807,635
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	466,019
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 4/10/25 @ 100 (a)	1,500,000	1,400,391
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 1/15/24 @ 100 (a)	1,000,000	980,925
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 7/15/25 @ 100 (a)	1,000,000	929,048
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 6/15/23 @ 100 (a)	929,000	921,208
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	1,098,743	1,011,826
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,054,121

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value

Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 2/15/25 @ 100 (a)	$1,968,978	$1,933,464
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	1,026,245
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	997,066	987,979
SLM Student Loan Trust, Series 2006-10, Class B, 0.48% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	197,089	185,575
SLM Student Loan Trust, Series 2007-1, Class B, 0.48% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (b)	312,660	294,937
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,024,328
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a)(c)	2,000,000	1,855,200
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	1,280,000	1,276,470
Trillium Credit Card Trust II, Series 2021-1A, Class A, 1.53%, 10/26/29 (a)	2,000,000	1,886,621
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	2,000,000	1,887,625
VB S1 Issuer LLC VBTEL, Series 22-1A, Class C2I, 3.16%, 2/15/52, Callable 2/15/26 @ 100 (a)	1,000,000	965,192
Volvo Financial Equipment LLC, Series 20-1A, Class A3, 0.51%, 10/15/24, Callable 8/15/24 @ 100 (a)	1,660,000	1,632,498
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	1,447,897	1,353,660
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	216,240	216,860
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 3/15/25 @ 100 (a)	1,000,000	961,516
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 4/15/23 @ 100 (a)	1,000,000	1,005,310
Total Asset-Backed Securities (Cost $113,059,919)		109,326,241

Collateralized Mortgage Obligations (3.0%)
Arbor Multifamily Mortgage Securities Trust, Series 22-MF4, Class A5, 3.29%, 12/15/54 (a)(c)	2,000,000	1,981,642
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a)(c)	1,000,000	895,630
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a)(b)	500,000	485,656
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.94% (LIBOR01M+254bps), 10/15/37 (a)(b)	1,750,000	1,748,238
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	940,726
BPR Trust, Series 2021-TY, Class A, 1.45% (LIBOR01M+105bps), 9/23/23 (a)(b)	865,000	849,240
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.48% (LIBOR01M+108bps), 10/15/36 (a)(b)	218,450	216,727
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.85% (LIBOR01M+145bps), 10/15/36 (a)(b)	1,015,750	1,006,655
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	923,077	892,909

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a)(c)	$1,500,000	$1,265,723
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.40% (LIBOR01M+300bps), 11/15/36 (a)(b)	1,000,000	991,877
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	499,070
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	732,000	704,401
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	1,875,504
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	500,000	502,419
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,338,184
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	860,807
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a)(c)	1,000,000	1,001,960
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48, Callable 10/10/25 @ 100 (c)	250,000	252,245
Commercial Mortgage Pass-Through, Series 22-LPFX, Class A, 3.38%, 3/15/32 (a)	2,000,000	1,957,404
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	250,000	236,332
Extended Stay America Trust, Series 2021-ESH, Class B, 1.78% (LIBOR01M+138bps), 7/15/38 (a)(b)	773,020	762,720
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29, Callable 9/25/29 @ 100 (a)(c)	1,000,000	975,427
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000,000	999,613
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	998,043
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	969,381
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (a)(c)	595,000	550,808
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	1,000,000	895,182
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	750,000	694,200
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 1.20% (LIBOR01M+80bps), 4/15/38 (a)(b)	2,290,000	2,253,818
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/31, Callable 5/9/31 @ 100 (a)	1,000,000	884,052
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	800,000	744,852
SMRT, Series 2022-MINI, Class B, 1.65% (SOFR30A+135bps), 1/15/24 (a)(b)	1,500,000	1,472,114
SREIT Trust, Series 2021-MFP2, Class B, 1.57% (LIBOR01M+117bps), 11/15/36 (a)(b)	1,500,000	1,467,415
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	888,105
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (a)(c)	250,000	253,868

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
WFRBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.86%, 3/15/48, Callable 3/15/23 @ 100 (c)	$1,939,500	$1,954,516
Total Collateralized Mortgage Obligations (Cost $39,413,451)		37,267,463

Corporate Bonds (34.5%)
Communication Services (1.9%):
AT&T, Inc.
4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	1,056,150
3.10%, 2/1/43, Callable 8/1/42 @ 100	2,000,000	1,725,320
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25(a)	1,000,000	860,590
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	495,500
2.25%, 1/15/29, Callable 11/15/28 @ 100	2,000,000	1,804,840
2.30%, 2/1/32, Callable 11/1/31 @ 100 (d)	2,500,000	2,136,200
4.40%, 4/1/33, Callable 1/1/33 @ 100	750,000	748,755
Comcast Corp.
3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	764,235
2.89%, 11/1/51, Callable 5/1/51 @ 100 (a)	750,000	636,735
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	1,066,880
Netflix, Inc., 4.88%, 6/15/30, Callable 3/15/30 @ 100(a)	469,000	500,076
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	653,449
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	1,004,200
2.25%, 11/15/31, Callable 8/15/31 @ 100	4,500,000	3,935,295
Verizon Communications, Inc.
2.10%, 3/22/28, Callable 1/22/28 @ 100	1,500,000	1,400,250
1.75%, 1/20/31, Callable 10/20/30 @ 100	4,000,000	3,491,400
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	981,500
		23,261,375
Consumer Discretionary (2.8%):
Advance Auto Parts, Inc., 3.50%, 3/15/32, Callable 12/15/31 @ 100	2,000,000	1,923,400
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	3,000,000	2,614,470
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	512,615
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	1,500,000	1,272,660
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100(d)	500,000	508,055
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	1,013,350
3.45%, 1/6/27 (a)	1,000,000	1,000,200
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28(a)	1,050,000	957,359
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100(a)	1,000,000	948,440
Genuine Parts Co., 2.75%, 2/1/32, Callable 11/1/31 @ 100	1,000,000	918,000
GSK Consumer Healthcare Capital US LLC, 3.38%, 3/24/29, Callable 1/24/29 @ 100(a)	1,500,000	1,484,713
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	600,408
3.90%, 11/19/29, Callable 8/19/29 @ 100 (d)	1,000,000	1,004,110
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100(e)	2,000,000	1,918,820
Magallanes, Inc.
4.05%, 3/15/29, Callable 1/15/29 @ 100 (a)	2,000,000	2,009,760
4.28%, 3/15/32, Callable 12/15/31 @ 100 (a)	1,000,000	1,005,630
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100(d)	2,000,000	1,828,100
Murphy Oil USA, Inc.
4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	991,010
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)(d)	235,000	215,363
Newell Brands, Inc., 4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	503,125

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value

Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100(e)	$750,000	$684,022
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	1,757,800
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	518,190
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100(a)	1,300,000	1,146,847
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(a)(e)	2,000,000	1,857,420
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100(a)	1,200,000	1,060,188
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	1,400,000	1,124,816
Tractor Supply Co., 1.75%, 11/1/30, Callable 8/1/30 @ 100	1,000,000	859,510
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	2,000,000	1,905,260
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26(a)	1,000,000	980,540
		35,124,181
Consumer Staples (2.0%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100(d)	1,500,000	1,304,235
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,022,780
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,500,000	1,523,025
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	525,090
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	583,600
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	1,042,420
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100 (d)	1,000,000	882,260
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	1,163,275
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	2,000,000	1,836,460
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100(a)	1,000,000	901,410
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	913,230
Constellation Brands, Inc.
3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	754,732
2.25%, 8/1/31, Callable 5/1/31 @ 100	1,769,000	1,561,072
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,056,840
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100(a)	1,500,000	1,397,445
Keurig Dr Pepper, Inc., 2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	899,380
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100(d)	1,000,000	1,001,610
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100(a)	1,000,000	1,018,550
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	871,220
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	980,230
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	1,500,000	1,381,455
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	1,828,220
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	505,450
		24,953,989
Energy (2.4%):
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26, Callable 11/15/26 @ 100	1,312,000	1,250,192
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,533,825
4.80%, 5/3/29, Callable 2/3/29 @ 100 (d)	500,000	519,935
Boardwalk Pipelines, LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100	1,000,000	955,950
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	956,020
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100(a)	1,091,000	1,025,289
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100(a)	1,333,000	1,166,415
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,000,000	998,900
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,003,650
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100(d)	1,000,000	985,340
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	960,450
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	514,000	595,962

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	$1,500,000	$1,443,330
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100(a)	1,500,000	1,374,300
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100(a)	1,334,000	1,286,870
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	1,000,000	1,012,030
6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	396,000	400,380
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	1,952,580
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100(a)(d)	500,000	506,080
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	513,720
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	761,617
4.80%, 2/15/29, Callable 11/15/28 @ 100 (d)	250,000	266,600
Murphy Oil Corp.
6.88%, 8/15/24, Callable 5/13/22 @ 101.72	448,000	452,243
5.75%, 8/15/25, Callable 5/13/22 @ 102.88	500,000	510,225
Occidental Petroleum Corp.
3.40%, 4/15/26, Callable 1/15/26 @ 100	1,000,000	993,950
4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	471,980
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100(d)	1,500,000	1,329,525
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	2,204,281
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	1,000,000	970,740
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100(a)	1,000,000	1,033,960
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88	500,000	529,370
		29,965,709
Financials (8.6%):
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100(d)	1,500,000	1,509,840
American Honda Finance Corp., 1.30%, 9/9/26	1,000,000	928,550
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(a)	1,000,000	921,840
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	872,710
Athene Global Funding
1.45%, 1/8/26 (a)	1,000,000	927,750
2.72%, 1/7/29 (a)	1,000,000	919,400
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100(d)	1,000,000	956,800
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,030,770
Bank of America Corp.
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	500,000	478,440
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,401,030
3.70% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,007,960
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)(d)	2,750,000	2,504,617
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100(a)	1,000,000	876,100
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100(a)	1,290,000	1,157,698
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(a)(d)	1,000,000	851,310
BMW US Capital LLC
1.25%, 8/12/26, Callable 7/12/26 @ 100 (a)	1,000,000	921,320
3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,021,420
3.70%, 4/1/32, Callable 1/1/32 @ 100 (a)(f)	1,500,000	1,515,721
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100	1,000,000	1,016,200
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100(b)	500,000	509,995
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100(b)	625,000	621,606
Capital One Financial Corp.
3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,006,930
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)(d)	1,000,000	856,020

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(b)	$2,000,000	$1,793,500
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	1,850,840
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100(a)(b)	978,000	909,618
Corebridge Financial, Inc., 3.85%, 4/5/29, Callable 2/5/29 @ 100(a)(f)	750,000	749,318
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 4/25/22 @ 103.31	500,000	511,515
F&G Global Funding, 2.00%, 9/20/28(a)	2,000,000	1,789,680
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(a)	1,750,000	1,678,810
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	512,120
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	2,275,000	1,995,425
First Citizens BancShares, Inc., 3.38% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100(b)	1,000,000	975,100
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	2,000,000	2,256,920
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,000,000	999,720
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	503,375
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,012,830
GA Global Funding Trust
1.63%, 1/15/26 (a)	250,000	233,368
1.95%, 9/15/28 (a)	1,000,000	892,170
Glencore Funding LLC
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	447,170
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a)	1,000,000	914,700
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100(a)	1,714,000	1,709,218
Guardian Life Global Funding, 1.25%, 5/13/26(a)	2,000,000	1,852,440
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100(a)	1,000,000	869,500
Hyundai Capital America
3.40%, 6/20/24 (a)(e)	500,000	498,205
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	491,365
ILFC E-Capital Trust I, 4.05%, 12/21/65, Callable 5/13/22 @ 100(a)	500,000	385,795
JPMorgan Chase & Co.
2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	2,500,000	2,314,975
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	3,333,000	2,912,075
JPMorgan Chase Co., 2.95%, 2/24/28, Callable 2/24/27 @ 100	500,000	487,925
KeyBank NA, 3.90%, 4/13/29	1,500,000	1,524,330
KeyCorp, 2.25%, 4/6/27, MTN	500,000	475,315
Level 3 Financing, Inc.
3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	1,330,155
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,500,000	1,387,230
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	506,495
Loews Corp., 3.20%, 5/15/30, Callable 2/15/30 @ 100	2,000,000	1,958,160
Main Street Capital Corp.
4.50%, 12/1/22	500,000	507,275
3.00%, 7/14/26, Callable 6/14/26 @ 100	1,000,000	930,990
MassMutual Global Funding II, 1.20%, 7/16/26(a)	1,500,000	1,384,410
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,027,530
Metropolitan Life Global Funding I
3.30%, 3/21/29 (a)	1,000,000	992,730
2.40%, 1/11/32 (a)	2,000,000	1,833,600
Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN(b)	4,250,000	3,848,460
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100(b)	500,000	520,985
New York Life Global Funding, 1.85%, 8/1/31(a)	1,500,000	1,313,835
OWL Rock Core Income Corp.
5.50%, 3/21/25 (a)	500,000	498,705
4.70%, 2/8/27, Callable 1/8/27 @ 100 (a)	1,125,000	1,082,475
Pacific Life Global Funding II, 1.38%, 4/14/26(a)	2,000,000	1,856,940
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	500,000	520,330

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	$1,500,000	$1,385,460
Principal Life Global Funding II, 1.25%, 8/16/26(a)	2,000,000	1,828,480
Protective Life Global Funding, 1.90%, 7/6/28(a)	2,000,000	1,803,400
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	1,014,750
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100(d)	4,000,000	3,589,680
Santander Holdings USA, Inc.
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	251,673
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	762,923
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	2,250,000	2,056,882
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	510,595
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	525,390
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100(b)	500,000	496,740
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100(b)	500,000	510,870
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100(b)	1,000,000	1,027,810
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100(b)	1,000,000	971,440
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	257,583
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100(b)(g)	1,000,000	916,310
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,431,480
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	523,805
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	960,571
Truist Financial Corp., 4.25%, 9/30/24	750,000	755,505
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100(b)	375,000	382,346
US BanCorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(b)	1,500,000	1,343,730
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100	1,172,000	1,056,663
Webster Financial Corp.
4.38%, 2/15/24, Callable 1/16/24 @ 100	1,000,000	1,018,650
4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	511,160
Wells Fargo & Co.
2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	724,110
3.00%, 10/23/26	1,000,000	986,470
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	963,440
		107,429,570
Health Care (3.2%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 (d)	2,000,000	1,976,220
4.25%, 11/21/49, Callable 5/21/49 @ 100 (d)	500,000	521,715
Amgen, Inc.
3.00%, 1/15/52, Callable 7/15/51 @ 100	1,250,000	1,060,725
4.20%, 2/22/52, Callable 8/22/51 @ 100	1,250,000	1,294,587
Anthem, Inc.
2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	312,431
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,871,200
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a)(d)(e)	1,750,000	1,600,235
Bio Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100	1,250,000	1,234,350
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	497,950
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	522,115
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,500,000	1,328,235
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,832,360
CVS Health Corp.

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
3.25%, 8/15/29, Callable 5/15/29 @ 100 (d)	$500,000	$494,535
1.75%, 8/21/30, Callable 5/21/30 @ 100	1,000,000	876,580
2.13%, 9/15/31, Callable 6/15/31 @ 100 (e)	2,000,000	1,785,540
Dentsply Sirona, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	2,000,000	1,927,240
Duke University Health System, Inc., 2.60%, 6/1/30	2,000,000	1,859,540
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	400,000	406,020
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(a)(e)	2,500,000	2,174,475
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	1,000,000	903,590
HCA, Inc.
4.50%, 2/15/27, Callable 8/15/26 @ 100	1,250,000	1,291,437
4.38%, 3/15/42, Callable 9/15/41 @ 100 (a)	750,000	742,103
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	1,818,080
Mercy Health, 4.30%, 7/1/28, Callable 1/1/28 @ 100	250,000	260,813
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	505,450
2.89%, 10/1/35	1,000,000	902,050
PerkinElmer, Inc.
2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,373,625
2.25%, 9/15/31, Callable 6/15/31 @ 100	500,000	442,315
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,261,188
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(a)	1,500,000	1,394,175
Royalty Pharma PLC
2.20%, 9/2/30, Callable 6/2/30 @ 100	2,000,000	1,751,360
2.15%, 9/2/31, Callable 6/2/31 @ 100 (e)	1,500,000	1,289,535
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	965,300
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(a)	1,000,000	899,270
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	1,000,000	910,330
		40,286,674
Industrials (3.8%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,000,000	1,757,800
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	893,410
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100(d)	1,000,000	986,140
American Airlines Pass Through Trust
3.70%, 4/1/28	312,683	301,195
3.85%, 8/15/29	405,241	362,030
3.60%, 4/15/31	405,286	370,334
Arconic, Inc., 5.90%, 2/1/27	250,000	268,270
Ashtead Capital, Inc.
4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,444,105
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	667,000	586,340
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	405,840	379,578
3.80%, 3/20/33 (a)	582,378	569,600
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	932,200
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	1,000,000	910,180
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100	1,000,000	947,180
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100(a)	2,091,000	1,910,129
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,242,562
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100(e)	1,000,000	985,870
Fortune Brands Home & Security, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100	1,250,000	1,251,375
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100(a)	2,000,000	1,737,100
Hawaiian Airlines Pass Through Certificates, 3.90%, 7/15/27	98,086	91,319
Hillenbrand, Inc.
5.00%, 9/15/26, Callable 7/15/26 @ 100 (d)	1,000,000	1,022,310
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	320,159
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	1,500,000	1,369,080

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Hubbell, Inc.
3.50%, 2/15/28, Callable 11/15/27 @ 100	$1,000,000	$998,940
2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,364,970
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100(a)	1,500,000	1,355,820
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	469,935
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	503,170
JetBlue Pass Through Trust, 2.95%, 11/15/29	223,175	208,648
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,098,352
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,300,665
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	500,155
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	887,670
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,029,250
1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	930,650
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100	1,500,000	1,389,870
Ryder System, Inc.
3.40%, 3/1/23, Callable 2/1/23 @ 100, MTN	1,000,000	1,009,100
2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN	2,000,000	1,943,440
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	855,264
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	1,853,060
The Boeing Co.
2.20%, 2/4/26, Callable 2/4/23 @ 100 (d)	1,333,000	1,261,218
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,448,730
3.63%, 2/1/31, Callable 11/1/30 @ 100 (d)	2,750,000	2,676,190
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,120,110
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100	1,200,000	1,192,524
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	934,120
United Airlines Pass Through Trust
4.88%, 7/15/27	296,352	290,840
3.70%, 9/1/31	416,948	384,134
		47,645,091
Information Technology (2.9%):
Amphenol Corp.
4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	527,075
2.20%, 9/15/31, Callable 6/15/31 @ 100	1,125,000	1,000,429
Broadcom, Inc.
4.00%, 4/15/29, Callable 2/15/29 @ 100 (a)(f)	1,000,000	1,000,000
2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	2,500,000	2,222,850
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	1,866,420
Dell International LLC/EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100(a)	500,000	421,935
Dell, Inc., 5.40%, 9/10/40(d)	2,000,000	2,011,020
Global Payments, Inc., 2.90%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,369,470
HP, Inc.
4.00%, 4/15/29, Callable 2/15/29 @ 100	1,500,000	1,494,885
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,500,000	1,348,725
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	1,474,000	1,353,442
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	1,050,000	968,394
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	2,250,000	2,041,875
Microsoft Corp.
3.45%, 8/8/36, Callable 2/8/36 @ 100	2,000,000	2,076,020
2.53%, 6/1/50, Callable 12/1/49 @ 100	750,000	650,347
Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	907,690
Oracle Corp.
2.95%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	925,490
2.88%, 3/25/31, Callable 12/25/30 @ 100	750,000	684,420
3.60%, 4/1/50, Callable 10/1/49 @ 100	1,000,000	828,770
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(a)	3,909,000	3,554,610

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	$1,000,000	$1,034,280
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	1,069,692
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	3,400,000	3,139,424
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	1,500,000	1,340,790
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100	1,500,000	1,502,430
		35,340,483
Materials (1.9%):
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100	1,352,000	1,314,861
Avery Dennison Corp.
2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	743,312
2.25%, 2/15/32, Callable 11/15/31 @ 100	1,500,000	1,318,485
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	1,500,000	1,339,215
Berry Global, Inc., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)(d)	1,000,000	1,011,900
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100(a)	1,000,000	980,050
Commercial Metals Co.
3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	909,610
4.38%, 3/15/32, Callable 3/15/27 @ 102.19	500,000	465,850
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	535,730
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100(d)	1,500,000	1,336,245
Ecolab, Inc., 1.65%, 2/1/27, Callable 1/1/27 @ 100	1,200,000	1,128,600
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	2,000,000	2,011,460
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	451,195
Martin Marietta Materials, Inc.
3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	628,613
2.40%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	897,900
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100	1,250,000	1,145,337
Packaging Corp. of America
3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	500,755
3.05%, 10/1/51, Callable 4/1/51 @ 100	1,875,000	1,602,581
Reliance Steel & Aluminum Co.
4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	507,765
2.15%, 8/15/30, Callable 5/15/30 @ 100	1,000,000	896,220
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,024,500
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	512,385
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	993,590
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100(d)	1,500,000	1,401,330
		23,657,489
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	2,750,000	2,410,842
AvalonBay Communities, Inc.
3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	750,000	742,433
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	1,000,000	941,630
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100(d)	2,250,000	2,028,892
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	500,000	451,770
Crown Castle International Corp.
2.90%, 3/15/27, Callable 2/15/27 @ 100	500,000	483,400
2.25%, 1/15/31, Callable 10/15/30 @ 100	1,500,000	1,321,770
2.90%, 4/1/41, Callable 10/1/40 @ 100	1,750,000	1,453,287
Essex Portfolio LP
1.70%, 3/1/28, Callable 1/1/28 @ 100	1,500,000	1,358,445
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,371,510
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31, Callable 10/15/30 @ 100	250,000	242,610
3.25%, 1/15/32, Callable 10/15/31 @ 100	933,000	845,830
Host Hotels & Resorts LP
3.38%, 12/15/29, Callable 9/15/29 @ 100	500,000	476,830

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/15/30, Callable 6/15/30 @ 100	$1,017,000	$968,764
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	503,270
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	523,100
3.25%, 1/15/30, Callable 10/15/29 @ 100	1,500,000	1,435,260
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	1,500,000	1,299,975
Physicians Realty LP
4.30%, 3/15/27, Callable 12/15/26 @ 100	750,000	769,613
2.63%, 11/1/31, Callable 8/1/31 @ 100	750,000	676,455
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	498,140
		20,803,826
Utilities (3.3%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,336,560
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	2,000,000	1,749,260
Ameren Corp.
1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,263,934
3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	988,330
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	991,240
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,396,590
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,389,405
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	954,990
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100	1,500,000	1,352,175
DTE Electric Co.
2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	933,700
3.00%, 3/1/32, Callable 12/1/31 @ 100	1,000,000	975,830
3.65%, 3/1/52, Callable 9/1/51 @ 100	500,000	505,035
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100	750,000	727,118
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100(e)	2,500,000	2,292,225
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100(a)	1,200,000	1,081,452
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,812,020
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,042,830
Florida Power & Light Co., 2.88%, 12/4/51, Callable 6/4/51 @ 100	1,000,000	896,530
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	1,525,000	1,526,449
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100(a)	500,000	475,205
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,010,180
NextEra Energy Capital Holdings, Inc.
0.51% (SOFR+40bps), 11/3/23, Callable 5/13/22 @ 100 (b)	1,500,000	1,494,030
2.44%, 1/15/32, Callable 10/15/31 @ 100	2,000,000	1,829,320
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100(a)(d)	1,000,000	1,003,900
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100(a)	1,500,000	1,280,595
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,787,120
Public Service Electric & Gas Co., 1.90%, 8/15/31, Callable 5/15/31 @ 100, MTN	2,000,000	1,784,060
Rayburn Country Securitization LLC, 2.31%, 12/1/32(a)	1,000,000	963,640
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	981,900
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	858,170
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	750,000	646,905
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	896,510
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100(a)	500,000	528,525
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100(a)	500,000	485,550
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	1,250,000	1,071,762

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	$500,000	$454,900
		40,767,945

Total Corporate Bonds (Cost $456,422,210)		429,236,332

Yankee Dollars (8.6%)
Communication Services (0.4%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100(a)	1,000,000	947,700
Rogers Communications In, 3.80%, 3/15/32, Callable 12/15/31 @ 100(a)	4,000,000	3,968,760
		4,916,460
Consumer Discretionary (0.4%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100(a)	1,000,000	988,040
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100(a)	1,500,000	1,300,635
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(a)	1,000,000	997,750
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100(a)	1,269,000	1,101,644
		4,388,069
Consumer Staples (0.8%):
Alimentation Couche-Tard, Inc.
2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	630,956
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	675,450
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42(d)	750,000	714,645
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,534,980
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	482,195
4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)(d)	500,000	521,390
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(a)	1,750,000	1,558,760
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100(a)	1,000,000	980,910
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 2/2/29, Callable 12/2/28 @ 100(a)(e)	750,000	696,330
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100(a)	3,000,000	2,611,950
		10,407,566
Energy (0.2%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100(a)	750,000	746,707
Korea National Oil Corp., 2.63%, 4/18/32(a)	1,500,000	1,374,135
Petroleos Mexicanos, 6.70%, 2/16/32, Callable 11/16/31 @ 100(a)	500,000	475,725
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 5/13/22 @ 102.94(a)	303,199	293,336
		2,889,903
Financials (5.0%):
ABN AMRO Bank NV, 4.80%, 4/18/26(a)	500,000	513,795
Banco Santander SA
4.18%, 3/24/28, Callable 3/24/27 @ 100	1,000,000	1,006,940
4.38%, 4/12/28	600,000	608,268
Bank of Montreal, 3.09%, 1/10/37, Callable 1/10/32 @ 100	1,500,000	1,367,280
Bank of New Zealand
1.00%, 3/3/26 (a)	1,600,000	1,468,784
2.87%, 1/27/32 (a)	750,000	707,025
Barclays PLC
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	503,915
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (b)	2,000,000	1,860,140

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100(a)(b)	$1,000,000	$1,021,070
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(b)(d)(g)	1,500,000	1,507,710
BPCE SA
4.00%, 9/12/23 (a)	500,000	506,140
3.25%, 1/11/28 (a)	1,000,000	977,280
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	924,290
Commonwealth Bank of Australia
2.69%, 3/11/31 (a)	1,000,000	891,330
3.78%, 3/14/32 (a)	2,000,000	1,934,140
Cooperatieve Rabobank UA
1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a)(b)	2,000,000	1,830,800
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	600,000	601,754
Credit Agricole SA, 3.25%, 10/4/24(a)	1,250,000	1,250,263
Credit Suisse Group AG, 1.30% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100(a)(b)	1,000,000	893,950
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	498,520
Deutsche Bank AG
1.69%, 3/19/26	1,500,000	1,407,045
3.74%, 1/7/33, Callable 10/7/31 @ 100	2,000,000	1,766,780
Enel Finance International NV, 1.88%, 7/12/28, Callable 5/12/28 @ 100(a)	2,000,000	1,799,200
HSBC Holdings PLC
3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	502,645
4.29% (LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	507,000
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	1,500,000	1,351,200
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100(b)	2,000,000	1,824,880
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100(a)	500,000	459,740
Lloyds Banking Group PLC
2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	250,400
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	917,370
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	244,480
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(a)(b)	1,250,000	1,095,175
Macquarie Group Ltd., 4.10%, 6/21/28, Callable 6/21/27 @ 100(a)	1,000,000	999,380
Mizuho Financial Group, Inc.
2.56%, 9/13/31	1,000,000	875,240
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,315,335
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100(a)(b)	1,500,000	1,465,845
Nationwide Building Society
3.62% (LIBOR03M+118bps), 4/26/23 (a)(b)	1,000,000	1,010,780
4.36% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	761,580
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	251,795
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	498,385
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100(a)(d)	1,500,000	1,353,045
Royal Bank of Scotland Group PLC
4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,011,990
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	532,360
4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,026,260
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100(b)	2,000,000	1,817,040
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100	1,500,000	1,348,755
Siemens Financieringsmaatschappij NV
1.70%, 3/11/28 (a)	1,000,000	920,960

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
2.15%, 3/11/31 (a)	$1,000,000	$919,290
Societe Generale SA
3.88%, 3/28/24 (a)	1,000,000	1,003,280
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a)(b)	500,000	454,230
3.34% (H15T1Y+160bps), 1/21/33, Callable 1/21/32 @ 100 (a)(b)	1,000,000	920,610
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100(a)(b)	500,000	500,360
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	1,500,000	1,330,020
Swedbank AB, 0.85%, 3/18/24(a)	1,500,000	1,442,445
The Bank of Nova Scotia
4.50%, 12/16/25	500,000	517,310
1.30%, 9/15/26 (e)	1,500,000	1,380,075
2.45%, 2/2/32	1,000,000	919,300
The Toronto-Dominion Bank, 2.00%, 9/10/31	1,500,000	1,337,415
Westpac Banking Corp.
4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	1,005,470
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	873,380
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	1,000,000	886,310
		61,677,554
Health Care (0.5%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	993,640
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(a)	758,000	715,226
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	3,500,000	3,051,265
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	1,836,860
		6,596,991
Industrials (0.7%):
Air Canada Pass Through Trust, 4.13%, 11/15/26(a)	1,857,191	1,821,180
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	501,355
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100(a)	750,000	739,058
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	833,000	772,533
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100(a)	1,500,000	1,429,755
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100(a)	1,800,000	1,717,704
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100(a)	1,000,000	940,240
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100(a)	275,000	268,020
		8,189,845
Information Technology (0.0%):(h)
CGI, Inc., 1.45%, 9/14/26, Callable 8/14/26 @ 100(a)	533,000	489,928

Materials (0.4%):
Anglo American Capital PLC, 4.00%, 9/11/27(a)	1,000,000	1,003,060
Braskem Netherlands Finance BV, 4.50%, 1/31/30(a)	1,000,000	970,010
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100(a)	2,500,000	2,348,425
		4,321,495
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100(a)	3,233,000	2,965,469

Total Yankee Dollars (Cost $113,816,386)		106,843,280

Municipal Bonds (2.8%)
Arizona (0.1%):
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000,000	895,197

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
California (0.2%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27	$1,000,000	$901,172
City of El Cajon Revenue
Series A, 1.70%, 4/1/27	620,000	577,915
Series A, 1.90%, 4/1/28	500,000	462,003
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	494,209
		2,435,299
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,377,556

Connecticut (0.0%):(h)
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	507,704

Florida (0.4%):
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @100	1,500,000	1,331,730
Florida Development Finance Corp. Revenue, Series A, 3.22%, 2/1/32, Continuously Callable @100	1,020,000	954,963
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @100	1,500,000	1,496,094
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	722,325
		4,505,112
Georgia (0.1%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @100	1,500,000	1,331,300

Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	854,219

Illinois (0.0%):(h)
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	501,140

Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	700,000	645,025
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	461,940
		1,106,965
Michigan (0.1%):
Michigan Finance Authority Revenue
2.47%, 12/1/25	1,000,000	981,186
3.08%, 12/1/34	1,000,000	957,389
		1,938,575
New Jersey (0.2%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	996,748
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	945,271
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	386,760
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	838,514
		3,167,293
New York (0.2%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,360,695
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	674,125
		2,034,820
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	510,810

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	$1,000,000	$926,568
		1,437,378
Pennsylvania (0.2%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	494,068
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	825,504
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,260,355
		2,579,927
Texas (0.7%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	696,234
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	570,412
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @100	1,070,000	925,667
Harris County Cultural Education Facilities Finance Corp. Revenue
3.34%, 11/15/37	2,000,000	1,953,006
Series D, 2.28%, 7/1/34	370,000	327,424
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	946,053
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29	1,270,000	1,150,259
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1.63%, 9/1/26	525,000	490,608
1.82%, 9/1/27	700,000	647,672
Uptown Development Authority Tax Allocation
Series B, 2.58%, 9/1/31	270,000	247,257
Series B, 2.78%, 9/1/33, Continuously Callable @100	500,000	460,333
		8,414,925
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J, 1.97%, 11/1/28	225,000	209,436
Series J, 2.27%, 11/1/31, Continuously Callable @100	225,000	206,830
Series J, 2.42%, 11/1/32, Continuously Callable @100	275,000	253,664
Series J, 2.47%, 11/1/33, Continuously Callable @100	270,000	247,837
Series J, 2.52%, 11/1/34, Continuously Callable @100	250,000	228,532
Series J, 2.57%, 11/1/35, Continuously Callable @100	300,000	273,331
		1,419,630
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	934,869

Total Municipal Bonds (Cost $37,849,781)		35,441,909

U.S. Government Agency Mortgages (3.1%)
Federal Home Loan Mortgage Corp.
Series K028, Class A2, 3.11%, 2/25/23	985,588	991,444
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	1,011,237
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,530,653
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	87,542
Series K071, Class A2, 3.29%, 11/25/27	500,000	512,263
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	522,394
Series K087, Class A2, 3.77%, 12/25/28 (d)	500,000	527,974
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,300,526
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	998,223
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	1,960,826
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	981,175
Series KG02, Class A2, 2.41%, 8/25/29	909,000	875,917
Series K100, Class A2, 2.67%, 9/25/29	545,000	538,692
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	528,220
3.00%, 3/1/31 - 2/1/33	272,829	276,352
3.50%, 5/1/33 - 11/1/47	1,409,096	1,433,093
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,051,374
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	985,211
4.00%, 7/1/42 - 5/1/46	1,161,864	1,208,751

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
4.50%, 12/1/45	$87,126	$92,548
		17,414,415
Federal National Mortgage Association
Series M4, Class A2, 3.06%, 3/25/28 (c)	462,749	467,366
Series 2019-M1, Class A2, 3.55%, 9/25/28 (c)	750,000	782,146
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	1,000,000	1,002,052
2.50%, 11/1/34 (d)	310,970	308,816
4.00%, 12/1/41 - 2/1/50	4,401,105	4,501,447
3.50%, 9/1/45 - 2/1/50	4,625,979	4,676,922
4.50%, 8/1/47	14,381	15,010
3.50%, 1/9/49 (d)	381,600	383,485
3.00%, 2/1/50 - 2/1/52	2,544,605	2,499,474
2.00%, 11/1/51 - 12/1/51	3,419,343	3,177,859
		17,814,577
Government National Mortgage Association
3.00%, 10/20/51	2,882,676	2,852,578

Total U.S. Government Agency Mortgages (Cost $39,074,259)		38,081,570

U.S. Treasury Obligations (37.4%)
U.S. Treasury Bonds
4.38%, 2/15/38	750,000	948,398
3.50%, 2/15/39 (d)	2,770,000	3,171,650
4.38%, 11/15/39	1,000,000	1,268,281
1.13%, 5/15/40 (d)	1,000,000	787,656
1.38%, 11/15/40	5,000,000	4,086,719
1.88%, 2/15/41 (d)	9,000,000	8,008,594
1.75%, 8/15/41 (d)	1,000,000	866,094
2.00%, 11/15/41	4,000,000	3,618,750
2.75%, 8/15/47	500,000	517,969
2.75%, 11/15/47 (d)	500,000	518,047
3.00%, 2/15/48	3,500,000	3,807,891
3.38%, 11/15/48 (d)	2,012,000	2,353,097
1.38%, 8/15/50 (d)	7,000,000	5,390,000
1.63%, 11/15/50	3,000,000	2,460,937
1.88%, 2/15/51	3,000,000	2,619,375
2.00%, 8/15/51	2,000,000	1,802,813
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	556,575	612,641
U.S. Treasury Notes
2.25%, 4/15/22	2,000,000	2,001,406
0.13%, 5/31/22	5,000,000	4,997,656
0.13%, 7/31/22	12,500,000	12,472,168
1.50%, 8/15/22	1,000,000	1,002,266
0.13%, 9/30/22 (d)	6,000,000	5,972,578
0.13%, 10/31/22	10,000,000	9,937,891
2.00%, 10/31/22	400,000	401,813
0.13%, 6/30/23	10,000,000	9,773,437
0.13%, 8/31/23	5,000,000	4,863,672
0.13%, 9/15/23	6,000,000	5,829,609
0.13%, 10/15/23	2,500,000	2,423,047
0.25%, 11/15/23	22,000,000	21,316,797
0.13%, 1/15/24	10,000,000	9,622,656
2.00%, 4/30/24	24,550,000	24,362,039
0.25%, 6/15/24	20,000,000	19,073,438
0.38%, 7/15/24	7,000,000	6,681,172
0.38%, 8/15/24	10,000,000	9,523,437
1.50%, 10/31/24	3,000,000	2,926,406
1.00%, 12/15/24	30,000,000	28,828,125
2.25%, 12/31/24	5,000,000	4,966,406

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
1.13%, 1/15/25	$4,000,000	$3,852,188
2.75%, 2/28/25	850,000	855,512
0.25%, 6/30/25 (d)	10,000,000	9,290,625
0.25%, 9/30/25	3,500,000	3,232,852
3.00%, 9/30/25	300,000	304,594
0.38%, 11/30/25 (d)	13,000,000	12,017,891
0.38%, 1/31/26 (d)	4,000,000	3,685,625
1.50%, 8/15/26	2,000,000	1,916,406
1.38%, 8/31/26	8,000,000	7,625,625
1.13%, 10/31/26	4,000,000	3,762,500
1.63%, 10/31/26	5,000,000	4,812,500
2.00%, 11/15/26	2,700,000	2,640,937
1.25%, 12/31/26	10,000,000	9,448,438
0.50%, 6/30/27	2,500,000	2,259,180
2.25%, 8/15/27	1,000,000	988,906
2.25%, 11/15/27	1,700,000	1,680,078
0.63%, 11/30/27	13,000,000	11,733,516
0.75%, 1/31/28	10,000,000	9,069,531
2.75%, 2/15/28 (d)	2,000,000	2,030,781
1.25%, 3/31/28	8,000,000	7,461,250
1.25%, 4/30/28	10,000,000	9,316,406
2.88%, 5/15/28	4,000,000	4,093,125
1.25%, 6/30/28	15,000,000	13,953,516
1.00%, 7/31/28	22,000,000	20,131,719
2.88%, 8/15/28	630,000	645,405
1.13%, 8/31/28	5,000,000	4,607,031
1.25%, 9/30/28	10,000,000	9,279,688
3.13%, 11/15/28 (d)	1,000,000	1,040,938
1.75%, 1/31/29	4,000,000	3,830,625
2.63%, 2/15/29	1,000,000	1,012,031
1.63%, 8/15/29 (d)	10,000,000	9,482,812
0.63%, 5/15/30 (d)	2,500,000	2,180,078
0.63%, 8/15/30 (d)	5,000,000	4,343,750
0.88%, 11/15/30	17,000,000	15,060,937
1.13%, 2/15/31	12,000,000	10,837,500
1.63%, 5/15/31 (d)	20,000,000	18,837,500
1.25%, 8/15/31 (d)	5,000,000	4,546,094
1.38%, 11/15/31	4,000,000	3,670,625
Total U.S. Treasury Obligations (Cost $491,128,286)		465,353,646

Commercial Papers (1.7%) (i)
CenterPoint Energy, 0.51%, 4/1/22 (a)	10,000,000	9,999,859
Enterprise Products Operating LLC, 0.56%, 4/6/22 (a)	4,000,000	3,999,625
Intercontinental Exchange, Inc., 0.72%, 4/1/22 (a)	6,800,000	6,799,864
Union Electric Co., 0.50%, 4/1/22 (a)	500,000	499,993
Total Commercial Papers (Cost $21,299,600)		21,299,341

Collateral for Securities Loaned (0.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (j)	156,022	156,022
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (j)	4,376,396	4,376,396
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (j)	77,863	77,863
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (j)	620,852	620,852

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (j)	2,791,472	$2,791,472
Total Collateral for Securities Loaned (Cost $8,022,605)		8,022,605
Total Investments (Cost $1,320,086,497) — 100.5%		1,250,872,388
Liabilities in excess of other assets — (0.5)%		(6,774,251)
NET ASSETS - 100.00%		$1,244,098,137

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $300,076,824 and amounted to 24.1% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(d)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(e)	All or a portion of this security is on loan.
(f)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(g)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h)	Amount represents less than 0.05% of net assets.
(i)	Rate represents the effective yield at March 31, 2022.
(j)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
GO—General Obligation
H15T1Y—1 Year Treasury Constant Maturity Rate
H15T5Y—5 Year Treasury Constant Maturity Rate
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

USISDA05—5 Year ICE Swap Rate, rate disclosed as of March 31, 2022.
USSW5—USD 5 Year Swap Rate, rate disclosed as of March 31, 2022.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2022

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (6.0%):
Alphabet, Inc., Class A (a)	1,024	$2,848,102
AMC Entertainment Holdings, Inc. (a)(b)	12,163	299,696
AT&T, Inc.	64,280	1,518,937
Discovery, Inc., Class A (a)(b)	53,493	1,333,046
DISH Network Corp., Class A (a)	51,336	1,624,784
Fox Corp., Class A	22,338	881,234
Liberty Global PLC, Class C (a)	79,333	2,055,518
Liberty Media Corp.-Liberty Formula One, Class C (a)	15,975	1,115,694
Lumen Technologies, Inc. (b)	180,410	2,033,221
News Corp., Class A	90,196	1,997,841
Paramount Global, Class B	40,578	1,534,254
The Interpublic Group of Cos., Inc.	53,589	1,899,730
		19,142,057
Consumer Discretionary (8.4%):
Advance Auto Parts, Inc.	4,115	851,640
AutoZone, Inc. (a)	1,236	2,527,101
Bath & Body Works, Inc.	17,062	815,564
BorgWarner, Inc.	38,571	1,500,412
D.R. Horton, Inc.	19,442	1,448,623
Dollar Tree, Inc. (a)	7,592	1,215,859
DoorDash, Inc., Class A (a)	3,791	444,267
eBay, Inc.	14,794	847,105
Ford Motor Co.	84,264	1,424,904
General Motors Co. (a)	28,878	1,263,124
Genuine Parts Co.	8,298	1,045,714
Lear Corp.	9,420	1,343,198
Lennar Corp., Class A	15,811	1,283,379
LKQ Corp.	27,738	1,259,583
Mohawk Industries, Inc. (a)	8,070	1,002,294
Newell Brands, Inc.	75,324	1,612,687
PulteGroup, Inc.	29,056	1,217,446
Target Corp. (c)	4,738	1,005,498
Tesla, Inc. (a)	524	564,662
Tractor Supply Co.	11,070	2,583,406
Whirlpool Corp. (b)	8,491	1,467,075
		26,723,541
Consumer Staples (8.5%):
Archer-Daniels-Midland Co.	39,312	3,548,301
Bunge Ltd.	23,846	2,642,375
Costco Wholesale Corp.	3,390	1,952,132
Keurig Dr Pepper, Inc.	49,634	1,881,129
Molson Coors Beverage Co., Class B	47,682	2,545,265
The J.M. Smucker Co.	27,040	3,661,486
The Kraft Heinz Co.	65,289	2,571,734
The Kroger Co.	66,166	3,795,943
Tyson Foods, Inc., Class A	28,357	2,541,638
Walgreens Boots Alliance, Inc.	45,979	2,058,480
		27,198,483
Energy (3.5%):
ConocoPhillips	21,172	2,117,200
Devon Energy Corp.	23,152	1,368,978
Diamondback Energy, Inc.	9,228	1,264,974
EOG Resources, Inc.	14,752	1,758,881
Exxon Mobil Corp.	30,803	2,544,020
Pioneer Natural Resources Co.	8,057	2,014,491
		11,068,544

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Financials (11.3%):
AGNC Investment Corp.	127,427	$1,669,294
Ally Financial, Inc.	27,565	1,198,526
American International Group, Inc.	26,614	1,670,561
Bank of America Corp.	22,443	925,100
Blackstone, Inc.	14,665	1,861,575
Capital One Financial Corp.	9,353	1,227,955
Citigroup, Inc.	26,302	1,404,527
Citizens Financial Group, Inc.	31,235	1,415,882
Equitable Holdings, Inc.	46,125	1,425,724
Everest Re Group Ltd.	3,599	1,084,667
Fifth Third Bancorp	15,026	646,719
Franklin Resources, Inc.	30,193	842,988
Invesco Ltd.	67,662	1,560,286
KKR & Co., Inc.	27,447	1,604,826
Lincoln National Corp.	15,108	987,459
Loews Corp.	39,279	2,546,065
MetLife, Inc.	27,942	1,963,764
Morgan Stanley	21,059	1,840,557
Prudential Financial, Inc.	15,700	1,855,269
Raymond James Financial, Inc.	11,832	1,300,455
Regions Financial Corp.	64,633	1,438,731
Signature Bank	2,639	774,520
The Bank of New York Mellon Corp.	18,078	897,211
The Goldman Sachs Group, Inc.	5,641	1,862,094
Upstart Holdings, Inc. (a)(b)	4,527	493,850
Wells Fargo & Co.	33,304	1,613,912
		36,112,517
Health Care (14.0%):
AbbVie, Inc.	21,577	3,497,847
AmerisourceBergen Corp.	9,536	1,475,315
Anthem, Inc.	4,335	2,129,439
Bio-Techne Corp.	2,409	1,043,193
Bristol-Myers Squibb Co.	49,068	3,583,436
Centene Corp. (a)	22,574	1,900,505
Charles River Laboratories International, Inc. (a)	2,726	774,102
Cigna Corp.	9,147	2,191,713
CVS Health Corp.	24,242	2,453,533
Eli Lilly & Co.	4,919	1,408,654
HCA Healthcare, Inc.	7,251	1,817,246
Horizon Therapeutics PLC (a)	16,819	1,769,527
Jazz Pharmaceuticals PLC (a)	16,399	2,552,832
Laboratory Corp. of America Holdings (a)	7,325	1,931,310
McKesson Corp.	9,324	2,854,356
Merck & Co., Inc.	20,072	1,646,908
Moderna, Inc. (a)	7,416	1,277,480
Molina Healthcare, Inc. (a)	5,368	1,790,711
Novavax, Inc. (a)(b)	7,939	584,707
Pfizer, Inc.	59,068	3,057,950
Quest Diagnostics, Inc.	8,921	1,220,928
Universal Health Services, Inc., Class B	14,575	2,112,646
Viatris, Inc.	132,721	1,444,005
		44,518,343
Industrials (14.9%):
AMERCO, Inc.	3,472	2,072,576
C.H. Robinson Worldwide, Inc.	15,536	1,673,383
Carrier Global Corp.	19,512	895,015
Deere & Co.	2,661	1,105,539
Eaton Corp. PLC	14,608	2,216,910
FedEx Corp.	4,355	1,007,703

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Generac Holdings, Inc. (a)	2,229	$662,593
General Dynamics Corp.	12,562	3,029,703
Huntington Ingalls Industries, Inc.	6,817	1,359,582
Ingersoll Rand, Inc. (c)	17,636	887,973
J.B. Hunt Transport Services, Inc.	6,508	1,306,741
Jacobs Engineering Group, Inc.	17,614	2,427,385
Johnson Controls International PLC	33,340	2,186,104
Knight-Swift Transportation Holdings, Inc.	41,413	2,089,700
L3Harris Technologies, Inc.	11,759	2,921,759
Northrop Grumman Corp.	3,959	1,770,544
Old Dominion Freight Line, Inc.	3,863	1,153,801
Owens Corning	18,145	1,660,267
PACCAR, Inc.	13,932	1,226,991
Raytheon Technologies Corp.	21,642	2,144,073
Republic Services, Inc. (c)	26,102	3,458,515
Robert Half International, Inc.	17,953	2,049,874
Sensata Technologies Holding PLC (a)	16,023	814,770
Snap-on, Inc.	9,969	2,048,430
Textron, Inc.	23,895	1,777,310
United Rentals, Inc. (a)	4,496	1,597,024
Westinghouse Air Brake Technologies Corp.	18,809	1,808,862
		47,353,127
Information Technology (15.0%):
Accenture PLC, Class A	4,326	1,458,857
Affirm Holdings, Inc. (a)(b)	7,363	340,760
Applied Materials, Inc.	11,468	1,511,482
Arista Networks, Inc. (a)	6,468	898,923
Arrow Electronics, Inc. (a)	18,239	2,163,693
Asana, Inc., Class A (a)	7,479	298,936
Bill.com Holdings, Inc. (a)	3,263	740,016
Broadcom, Inc.	1,929	1,214,653
Cisco Systems, Inc.	28,106	1,567,190
Cloudflare, Inc., Class A (a)	4,716	564,505
Cognizant Technology Solutions Corp., Class A	12,594	1,129,304
Dell Technologies, Inc., Class C (a)	34,793	1,746,261
EPAM Systems, Inc. (a)	1,839	545,466
F5, Inc. (a)	11,141	2,327,912
Fortinet, Inc. (a)	5,713	1,952,361
Gartner, Inc. (a)	5,810	1,728,243
Hewlett Packard Enterprise Co.	130,926	2,187,773
HP, Inc.	56,159	2,038,572
Intel Corp.	46,754	2,317,128
International Business Machines Corp.	10,360	1,347,007
Intuit, Inc.	2,165	1,041,019
Juniper Networks, Inc.	81,474	3,027,574
Micron Technology, Inc.	20,996	1,635,378
NetApp, Inc.	22,886	1,899,538
NVIDIA Corp.	3,307	902,348
NXP Semiconductors NV	4,832	894,306
ON Semiconductor Corp. (a)	23,705	1,484,170
Oracle Corp.	36,622	3,029,738
Qorvo, Inc. (a)	6,691	830,353
Seagate Technology Holdings PLC	20,695	1,860,480
TE Connectivity Ltd.	7,110	931,268
VMware, Inc., Class A	8,319	947,284
Western Digital Corp. (a)	25,506	1,266,373
		47,828,871
Materials (5.1%):
Albemarle Corp.	3,006	664,777
CF Industries Holdings, Inc.	23,943	2,467,566

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Corteva, Inc.	41,587	$2,390,421
Freeport-McMoRan, Inc.	18,153	902,930
LyondellBasell Industries NV, Class A	16,907	1,738,378
Nucor Corp.	16,693	2,481,414
Steel Dynamics, Inc.	28,615	2,387,349
The Mosaic Co.	35,300	2,347,450
Westrock Co.	18,926	890,090
		16,270,375
Real Estate (6.9%):
AvalonBay Communities, Inc.	4,256	1,057,063
Camden Property Trust	13,898	2,309,847
CBRE Group, Inc., Class A (a)	18,498	1,692,937
Equity Residential	12,524	1,126,158
Extra Space Storage, Inc.	12,863	2,644,633
Iron Mountain, Inc.	48,471	2,685,778
Mid-America Apartment Communities, Inc.	10,535	2,206,556
Prologis, Inc.	7,956	1,284,735
Public Storage	8,746	3,413,389
Regency Centers Corp.	10,777	768,831
Simon Property Group, Inc.	7,418	975,912
UDR, Inc.	18,230	1,045,855
Weyerhaeuser Co.	19,483	738,406
		21,950,100
Utilities (6.0%):
CenterPoint Energy, Inc.	32,363	991,602
Consolidated Edison, Inc. (c)	19,149	1,813,027
Constellation Energy Corp.	8,154	458,663
Edison International	36,896	2,586,410
Evergy, Inc. (c)	19,503	1,332,835
Exelon Corp.	53,947	2,569,496
FirstEnergy Corp.	27,596	1,265,553
NiSource, Inc.	46,575	1,481,085
NRG Energy, Inc.	29,498	1,131,543
PG&E Corp. (a)	81,103	968,370
UGI Corp.	59,284	2,147,266
Vistra Corp.	96,237	2,237,510
		18,983,360
Total Common Stocks (Cost $278,428,837)		317,149,318

Collateral for Securities Loaned (1.4%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	87,188	87,188
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	2,445,621	2,445,621
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	43,511	43,511
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	346,945	346,945
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	1,559,932	1,559,932
Total Collateral for Securities Loaned (Cost $4,483,197)		4,483,197
Total Investments (Cost $282,912,034) — 101.0%		321,632,515
Liabilities in excess of other assets — (1.0)%		(3,104,463)
NET ASSETS - 100.00%		$318,528,052

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	March 31, 2022

(Unaudited)

(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	6/20/22	$1,084,541	$1,132,688	$48,147

	Total unrealized appreciation				$48,147
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$48,147

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (3.7%):
AMC Networks, Inc., Class A (a)(b)	15,391	$625,336
Cars.com, Inc. (a)	33,345	481,168
Consolidated Communications Holdings, Inc. (a)	34,231	201,963
EchoStar Corp., Class A (a)	32,258	785,160
Entercom Communications Corp. (a)	170,521	492,806
Gannett Co., Inc. (a)	43,834	197,691
Globalstar, Inc. (a)	153,854	226,165
Gray Television, Inc.	28,779	635,153
IDT Corp., Class B (a)	9,771	333,093
iHeartMedia, Inc., Class A (a)	14,756	279,331
Liberty Latin America Ltd., Class C (a)	27,912	267,676
Lions Gate Entertainment Corp., Class A (a)	36,144	587,340
Nexstar Media Group, Inc., Class A	1,765	332,667
Scholastic Corp.	20,166	812,287
TechTarget, Inc. (a)	3,486	283,342
TEGNA, Inc.	37,567	841,501
Telephone & Data Systems, Inc.	43,901	828,851
The EW Scripps Co., Class A (a)	23,817	495,156
Thryv Holdings, Inc. (a)	9,696	272,652
United States Cellular Corp. (a)	28,662	866,452
WideOpenWest, Inc. (a)	13,375	233,260
Ziff Davis, Inc. (a)	4,830	467,447
		10,546,497
Consumer Discretionary (10.8%):
Abercrombie & Fitch Co. (a)	11,900	380,681
Academy Sports & Outdoors, Inc.	13,887	547,148
Adtalem Global Education, Inc. (a)	15,763	468,319
American Axle & Manufacturing Holdings, Inc. (a)	24,150	187,404
Asbury Automotive Group, Inc. (a)	2,043	327,289
AutoNation, Inc. (a)	6,229	620,284
Big Lots, Inc.	6,950	240,470
Boot Barn Holdings, Inc. (a)	4,979	471,959
Caleres, Inc.	17,027	329,132
Capri Holdings Ltd. (a)	7,097	364,715
Carriage Services, Inc.	16,074	857,226
Century Communities, Inc.	6,691	358,437
Citi Trends, Inc. (a)	2,880	88,200
Clarus Corp.	16,566	377,373
Crocs, Inc. (a)	1,434	109,558
Dana, Inc.	22,464	394,692
Dick's Sporting Goods, Inc.	4,677	467,794
Dillard's, Inc., Class A	1,610	432,108
Ethan Allen Interiors, Inc.	33,132	863,751
Foot Locker, Inc.	13,624	404,088
Franchise Group, Inc.	6,042	250,320
Funko, Inc., Class A (a)	27,171	468,700
GameStop Corp., Class A (a)(b)	1,106	184,237
Genesco, Inc. (a)	6,146	390,947
G-III Apparel Group Ltd. (a)	13,953	377,429
Golden Entertainment, Inc. (a)	8,026	466,070
Graham Holdings Co., Class B	1,764	1,078,633
Green Brick Partners, Inc. (a)	26,334	520,360
Group 1 Automotive, Inc.	2,921	490,231
H&R Block, Inc.	16,066	418,359
Haverty Furniture Cos., Inc. (b)	11,754	322,295
Hibbett, Inc.	7,192	318,893
Hilton Grand Vacations, Inc. (a)	5,473	284,651
Houghton Mifflin Harcourt Co. (a)	25,681	539,558
Hovnanian Enterprises, Inc., Class A (a)	4,671	276,056

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
KB Home	13,039	$422,203
Kohl's Corp. (c)	7,237	437,549
Laureate Education, Inc., Class A	67,061	794,673
M/I Homes, Inc. (a)	9,335	414,007
Macy's, Inc.	16,362	398,578
MarineMax, Inc. (a)	10,523	423,656
MDC Holdings, Inc.	13,980	529,003
Meritage Homes Corp. (a)	5,549	439,647
Modine Manufacturing Co. (a)	39,843	358,985
Movado Group, Inc.	14,198	554,432
Murphy USA, Inc.	2,670	533,893
Penske Automotive Group, Inc.	6,296	590,061
Perdoceo Education Corp. (a)	76,719	880,734
PVH Corp.	2,329	178,425
Qurate Retail, Inc., Class A	74,755	355,834
Rent-A-Center, Inc.	7,670	193,207
Revolve Group, Inc. (a)	3,522	189,096
Service Corp. International	8,458	556,706
Shoe Carnival, Inc.	7,243	211,206
Shutterstock, Inc.	3,527	328,293
Signet Jewelers Ltd.	4,687	340,745
Skyline Champion Corp. (a)	7,691	422,082
Smith & Wesson Brands, Inc.	31,555	477,427
Sonic Automotive, Inc., Class A	4,495	191,082
Sportsman's Warehouse Holdings, Inc. (a)	18,506	197,829
Standard Motor Products, Inc.	10,068	434,334
Stride, Inc. (a)	8,250	299,722
Tapestry, Inc.	6,664	247,568
Taylor Morrison Home Corp. (a)	15,635	425,585
Tenneco, Inc., Class A (a)	37,521	687,385
The Aaron's Co., Inc.	12,634	253,691
The Buckle, Inc. (b)	8,664	286,259
The Container Store Group, Inc. (a)	17,748	145,001
The Goodyear Tire & Rubber Co. (a)	29,437	420,655
The ODP Corp. (a)	12,999	595,744
Toll Brothers, Inc.	10,207	479,933
TravelCenters of America, Inc. (a)	9,087	390,377
Tri Pointe Homes, Inc. (a)	24,129	484,510
Vista Outdoor, Inc. (a)	11,707	417,823
Zumiez, Inc. (a)	11,871	453,591
		31,118,898
Consumer Staples (5.4%):
Celsius Holdings, Inc. (a)	3,102	171,168
Central Garden & Pet Co., Class A (a)	10,389	423,663
Coca-Cola Consolidated, Inc.	1,449	719,936
Coty, Inc., Class A (a)(c)	21,571	193,923
Darling Ingredients, Inc. (a)	5,616	451,414
Edgewell Personal Care Co.	9,738	357,093
Flowers Foods, Inc.	31,283	804,286
Fresh Del Monte Produce, Inc.	25,556	662,156
Hostess Brands, Inc. (a)	75,422	1,654,759
Ingles Markets, Inc., Class A	13,186	1,174,213
Ingredion, Inc.	6,780	590,877
Pilgrim's Pride Corp. (a)	34,412	863,741
Sanderson Farms, Inc.	5,448	1,021,446
Seaboard Corp.	298	1,253,236
SpartanNash Co.	25,000	824,750
The Andersons, Inc.	18,385	924,030
United Natural Foods, Inc. (a)	9,618	397,704
Universal Corp.	24,384	1,415,979

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022

(Unaudited)

Security Description	Shares	Value
Weis Markets, Inc. (b)(c)	21,118	$1,508,248
		15,412,622
Energy (4.4%):
Antero Resources Corp. (a)	22,246	679,170
Arch Resources, Inc.	6,338	870,715
Berry Corp.	49,687	512,770
Callon Petroleum Co. (a)(b)	7,910	467,323
Centennial Resource Development, Inc., Class A (a)	58,413	471,393
Civitas Resources, Inc.	10,052	600,205
CONSOL Energy, Inc. (a)	9,827	369,790
Dorian LPG Ltd.	57,968	839,956
Helix Energy Solutions Group, Inc. (a)	114,873	549,093
International Seaways, Inc.	40,031	722,159
Laredo Petroleum, Inc. (a)	6,371	504,201
Magnolia Oil & Gas Corp., Class A	15,131	357,848
Marathon Oil Corp.	31,684	795,585
Matador Resources Co.	4,655	246,622
Murphy Oil Corp.	6,819	275,419
Northern Oil and Gas, Inc.	11,860	334,333
Oasis Petroleum, Inc.	1,784	260,999
Ovintiv, Inc.	12,949	700,152
PDC Energy, Inc.	8,145	591,979
Peabody Energy Corp. (a)(c)	35,275	865,296
SM Energy Co.	12,941	504,052
Transocean Ltd. (a)	129,356	591,157
Whiting Petroleum Corp.	6,403	521,909
		12,632,126
Financials (9.8%):
A-Mark Precious Metals, Inc.	4,610	356,537
American Equity Investment Life Holding Co.	12,410	495,283
American National Group, Inc.	4,637	876,810
Associated Banc-Corp.	15,682	356,922
Assured Guaranty Ltd.	11,351	722,605
Atlanticus Holdings Corp. (a)	3,352	173,600
B Riley Financial, Inc.	4,750	332,310
Berkshire Hills Bancorp, Inc.	10,047	291,062
Brighthouse Financial, Inc. (a)	9,440	487,670
BrightSpire Capital, Inc.	24,250	224,312
Chimera Investment Corp.	49,017	590,165
Cowen, Inc., Class A	17,840	483,464
Customers Bancorp, Inc. (a)	10,736	559,775
Dime Community Bancshares, Inc.	12,486	431,641
Donnelley Financial Solutions, Inc. (a)	6,558	218,119
Encore Capital Group, Inc. (a)	7,400	464,202
Enova International, Inc. (a)	12,029	456,741
Enstar Group Ltd. (a)	1,783	465,630
First BanCorp/Puerto Rico	19,716	258,674
Flagstar Bancorp, Inc.	16,840	714,016
Flushing Financial Corp.	17,815	398,165
FNB Corp.	62,435	777,316
Franklin BSP Realty Trust, Inc.	17,604	246,104
Genworth Financial, Inc. (a)	138,173	522,294
Granite Point Mortgage Trust, Inc.	35,889	399,086
Hancock Whitney Corp.	5,173	269,772
HarborOne Bancorp, Inc.	37,779	529,662
HCI Group, Inc.	3,549	241,971
Hope Bancorp, Inc.	52,983	851,967
Houlihan Lokey, Inc.	5,437	477,369
Janus Henderson Group PLC	9,642	337,663
Jefferies Financial Group, Inc.	21,430	703,975

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
LendingClub Corp. (a)	5,754	$90,798
Metropolitan Bank Holding Corp. (a)	6,458	657,231
MFA Financial, Inc.	52,920	213,268
MGIC Investment Corp.	41,937	568,246
Midland States Bancorp, Inc.	33,831	976,363
Mr. Cooper Group, Inc. (a)	12,370	564,938
National Western Life Group, Inc., Class A	3,319	698,318
Navient Corp.	31,276	532,943
New Residential Investment Corp.	24,591	270,009
New York Community Bancorp, Inc.	41,235	442,039
Nicolet Bankshares, Inc. (a)	5,816	544,203
OceanFirst Financial Corp.	17,966	361,117
OFG Bancorp	13,899	370,269
Old Republic International Corp.	39,006	1,009,085
PacWest Bancorp	7,135	307,733
Pennymac Financial Services	9,856	524,339
Pinnacle Financial Partners, Inc.	4,204	387,104
Popular, Inc.	9,081	742,281
Radian Group, Inc.	13,518	300,235
Ready Capital Corp.	16,223	244,318
ServisFirst Bancshares, Inc.	5,576	531,337
Silvergate Capital Corp., Class A (a)	2,077	312,734
SiriusPoint Ltd. (a)	104,793	783,852
TriState Capital Holdings, Inc. (a)	9,173	304,819
Universal Insurance Holdings, Inc.	64,992	876,742
Unum Group	22,244	700,908
Wintrust Financial Corp.	3,401	316,055
		28,346,166
Health Care (24.1%):
Acadia Healthcare Co., Inc. (a)	9,470	620,569
AdaptHealth Corp. (a)	14,307	229,341
Addus HomeCare Corp. (a)	9,538	889,800
Alkermes PLC (a)	33,199	873,466
Allscripts Healthcare Solutions, Inc. (a)	37,788	850,986
AMN Healthcare Services, Inc. (a)	7,582	791,030
Amneal Pharmaceuticals, Inc. (a)	105,569	440,223
Amphastar Pharmaceuticals, Inc. (a)	45,347	1,627,957
AnaptysBio, Inc. (a)	7,015	173,551
Anavex Life Sciences Corp. (a)(b)	27,660	340,495
AngioDynamics, Inc. (a)	30,997	667,675
ANI Pharmaceuticals, Inc. (a)	15,890	446,668
Anika Therapeutics, Inc. (a)(b)	10,263	257,704
Apollo Medical Holdings, Inc. (a)	6,517	315,879
Arvinas, Inc. (a)	2,936	197,593
Atea Pharmaceuticals, Inc. (a)	34,987	252,606
AtriCure, Inc. (a)	11,242	738,262
Atrion Corp.	785	559,705
Aurinia Pharmaceuticals, Inc. (a)	7,833	96,973
Avanos Medical, Inc. (a)	11,338	379,823
Avid Bioservices, Inc. (a)	17,443	355,314
Beam Therapeutics, Inc. (a)	3,363	192,700
BioCryst Pharmaceuticals, Inc. (a)	10,323	167,852
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,533	300,338
BioLife Solutions, Inc. (a)	15,809	359,339
BioNano Genomics, Inc. (a)(b)	68,232	176,039
Bruker Corp.	13,643	877,245
C4 Therapeutics, Inc. (a)	7,482	181,513
Cassava Sciences, Inc. (a)(b)	8,980	333,517
Catalyst Pharmaceuticals, Inc. (a)	66,235	549,088
Celldex Therapeutics, Inc. (a)	11,858	403,883
Cerevel Therapeutics Holdings, Inc. (a)	17,273	604,728

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Change Healthcare, Inc. (a)	27,750	$604,950
ChemoCentryx, Inc. (a)	6,478	162,403
Codexis, Inc. (a)	8,468	174,610
Collegium Pharmaceutical, Inc. (a)	26,432	538,156
Computer Programs and Systems, Inc. (a)	29,052	1,000,841
CONMED Corp.	5,158	766,221
Corcept Therapeutics, Inc. (a)	26,632	599,753
CorVel Corp. (a)	5,514	928,778
Covetrus, Inc. (a)	30,680	515,117
Cross Country Healthcare, Inc. (a)	29,226	633,327
CryoPort, Inc. (a)	3,855	134,578
Curis, Inc. (a)	44,251	105,317
Cutera, Inc. (a)	5,938	409,722
Cytokinetics, Inc. (a)	6,065	223,253
Dynavax Technologies Corp. (a)(b)	29,513	319,921
Eagle Pharmaceuticals, Inc. (a)	18,891	934,916
Emergent BioSolutions, Inc. (a)	14,752	605,717
Enanta Pharmaceuticals, Inc. (a)	11,644	828,820
Endo International PLC (a)	100,013	231,030
Envista Holdings Corp. (a)	12,358	601,958
Establishment Labs Holdings, Inc. (a)	4,795	323,135
Evolent Health, Inc., Class A (a)	18,677	603,267
Exelixis, Inc. (a)	40,403	915,936
Fulcrum Therapeutics, Inc. (a)	24,767	585,740
Fulgent Genetics, Inc. (a)	5,581	348,310
Globus Medical, Inc. (a)	6,304	465,109
Hanger, Inc. (a)	18,136	332,433
Harmony Biosciences Holdings, Inc. (a)	14,265	693,992
HealthStream, Inc. (a)	49,513	986,299
Heska Corp. (a)	2,388	330,213
ICU Medical, Inc. (a)	3,931	875,198
Ideaya Biosciences, Inc. (a)	30,885	345,603
Inhibrx, Inc. (a)	7,045	156,963
Innoviva, Inc. (a)	46,839	906,335
Inspire Medical Systems, Inc. (a)	1,109	284,669
Integer Holdings Corp. (a)	8,445	680,414
Integra LifeSciences Holdings Corp. (a)	14,446	928,300
Intellia Therapeutics, Inc. (a)	3,850	279,780
Intra-Cellular Therapies, Inc. (a)	3,655	223,649
iRhythm Technologies, Inc. (a)	1,629	256,519
Ironwood Pharmaceuticals, Inc. (a)	74,027	931,260
iTeos Therapeutics, Inc. (a)	7,514	241,801
IVERIC bio, Inc. (a)	27,682	465,888
Lantheus Holdings, Inc. (a)	22,917	1,267,539
LeMaitre Vascular, Inc.	18,310	850,866
Ligand Pharmaceuticals, Inc. (a)	4,619	519,591
LivaNova PLC (a)	4,265	349,005
MEDNAX, Inc. (a)	20,980	492,610
Medpace Holdings, Inc. (a)	4,337	709,490
Meridian Bioscience, Inc. (a)(b)	23,688	614,940
Merit Medical Systems, Inc. (a)	13,194	877,665
Mesa Laboratories, Inc.	3,579	912,216
ModivCare, Inc. (a)	6,345	732,150
Myriad Genetics, Inc. (a)	17,088	430,618
National HealthCare Corp. (c)	16,474	1,156,969
Natus Medical, Inc. (a)	33,184	872,076
NextGen Healthcare, Inc. (a)	37,680	787,889
NuVasive, Inc. (a)	6,634	376,148
Ocugen, Inc. (a)(b)	85,401	281,823
Omnicell, Inc. (a)	5,621	727,863
OPKO Health, Inc. (a)(b)	116,471	400,660
OptimizeRx Corp. (a)(c)	8,830	332,979

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Option Care Health, Inc. (a)	21,649	$618,295
Oramed Pharmaceuticals, Inc. (a)	8,402	72,677
OraSure Technologies, Inc. (a)	60,165	407,919
Organogenesis Holdings, Inc. (a)	30,556	232,837
Orthofix Medical, Inc. (a)	27,801	909,093
Owens & Minor, Inc.	10,296	453,230
Pacira BioSciences, Inc. (a)	12,917	985,825
Patterson Cos., Inc. (c)	11,925	386,012
Perrigo Co. PLC	22,900	880,047
Phibro Animal Health Corp., Class A	17,089	340,926
Premier, Inc., Class A	26,477	942,316
Prestige Consumer Healthcare, Inc. (a)	17,996	952,708
Progyny, Inc. (a)	5,086	261,420
Prothena Corp. PLC (a)	10,318	377,329
Quidel Corp. (a)	2,075	233,355
R1 RCM, Inc. (a)	14,281	382,160
RadNet, Inc. (a)	22,155	495,607
Repligen Corp. (a)	3,398	639,130
Select Medical Holdings Corp.	22,204	532,674
Senseonics Holdings, Inc. (a)(b)	67,535	133,044
Shockwave Medical, Inc. (a)	3,199	663,345
SIGA Technologies, Inc. (a)	47,992	340,263
Sorrento Therapeutics, Inc. (a)(b)	38,656	90,068
Supernus Pharmaceuticals, Inc. (a)	22,597	730,335
Surgery Partners, Inc. (a)(b)	8,682	477,944
Syneos Health, Inc. (a)	7,437	602,025
Tandem Diabetes Care, Inc. (a)	2,362	274,677
Tenet Healthcare Corp. (a)	5,287	454,471
The Ensign Group, Inc.	10,207	918,732
The Joint Corp. (a)	8,171	289,172
Tilray, Inc., Class 2 (a)(b)	49,646	385,749
Tivity Health, Inc. (a)	16,460	529,518
Travere Therapeutics, Inc. (a)	10,166	261,978
United Therapeutics Corp. (a)	5,240	940,108
Vanda Pharmaceuticals, Inc. (a)	47,269	534,612
Varex Imaging Corp. (a)	28,629	609,511
Veracyte, Inc. (a)	6,307	173,884
Xenon Pharmaceuticals, Inc. (a)	14,092	430,792
Zomedica Corp. (a)(b)	505,043	170,199
		69,539,147
Industrials (13.6%):
ACCO Brands Corp.	73,796	590,368
Acuity Brands, Inc.	3,980	753,414
Air Lease Corp.	13,303	593,979
Air Transport Services Group, Inc. (a)	15,651	523,526
ArcBest Corp.	7,187	578,553
Argan, Inc.	26,996	1,095,768
Atkore, Inc. (a)	5,293	521,043
Atlas Air Worldwide Holdings, Inc. (a)	7,092	612,536
Avis Budget Group, Inc. (a)(c)	2,003	527,390
Beacon Roofing Supply, Inc. (a)	5,973	354,079
Boise Cascade Co.	9,448	656,353
Builders FirstSource, Inc. (a)	8,687	560,659
Carlisle Cos., Inc.	2,101	516,678
CBIZ, Inc. (a)	12,993	545,316
Comfort Systems USA, Inc.	8,565	762,371
Cornerstone Building Brands, Inc. (a)	9,172	223,063
CRA International, Inc.	3,734	314,627
DXP Enterprises, Inc. (a)	17,839	483,259
EMCOR Group, Inc.	8,114	913,880
Encore Wire Corp.	7,884	899,328

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
EnPro Industries, Inc.	3,290	$321,532
Genco Shipping & Trading Ltd.	33,835	799,183
GMS, Inc. (a)	10,099	502,627
Granite Construction, Inc.	16,176	530,573
Heidrick & Struggles International, Inc.	19,297	763,775
Herc Holdings, Inc.	3,043	508,455
Hub Group, Inc., Class A (a)	12,532	967,596
Insteel Industries, Inc.	7,571	280,051
Interface, Inc.	18,907	256,568
Kelly Services, Inc., Class A	39,876	864,910
Kforce, Inc.	6,216	459,798
Kirby Corp. (a)	5,435	392,353
Korn Ferry	10,884	706,807
ManpowerGroup, Inc.	3,737	350,979
Matson, Inc.	9,152	1,103,914
Matthews International Corp., Class A	11,240	363,726
Mueller Industries, Inc.	14,295	774,360
MYR Group, Inc. (a)	6,942	652,826
NOW, Inc. (a)	64,765	714,358
nVent Electric PLC	24,394	848,423
Primoris Services Corp.	26,618	634,041
Quanex Building Products Corp.	13,921	292,202
Quanta Services, Inc.	8,256	1,086,572
Regal Rexnord Corp.	5,889	876,165
Resideo Technologies, Inc. (a)	16,059	382,686
Resources Connection, Inc.	55,972	959,360
REV Group, Inc.	32,053	429,510
Rush Enterprises, Inc., Class A	17,270	879,216
Ryder System, Inc.	8,439	669,466
Saia, Inc. (a)	1,395	340,129
Schneider National, Inc., Class B	22,841	582,445
SkyWest, Inc. (a)	13,831	399,024
Sterling Construction Co., Inc. (a)	21,333	571,724
Terex Corp.	7,606	271,230
The Greenbrier Cos., Inc.	14,127	727,682
The Manitowoc Co., Inc. (a)	30,591	461,312
Triton International Ltd.	14,563	1,022,031
TrueBlue, Inc. (a)	32,840	948,748
Tutor Perini Corp. (a)	39,983	431,816
UFP Industries, Inc.	9,069	699,764
Veritiv Corp. (a)	3,608	481,993
Wabash National Corp.	21,336	316,626
Watts Water Technologies, Inc., Class A	3,087	430,914
WESCO International, Inc. (a)	4,502	585,890
Zurn Water Solutions Corp.	12,349	437,155
		39,106,705
Information Technology (14.4%):
A10 Networks, Inc.	43,912	612,572
Alliance Data Systems Corp.	6,759	379,518
Alpha & Omega Semiconductor Ltd. (a)	11,578	632,738
Ambarella, Inc. (a)	1,819	190,850
Amkor Technology, Inc.	26,156	568,108
Avnet, Inc.	25,139	1,020,392
Axcelis Technologies, Inc. (a)	9,434	712,550
Belden, Inc.	11,410	632,114
Benchmark Electronics, Inc.	36,008	901,640
Bottomline Technologies de, Inc. (a)	6,943	393,529
Calix, Inc. (a)	8,008	343,623
Ciena Corp. (a)	5,822	352,988
Clearfield, Inc. (a)	9,470	617,633
Comtech Telecommunications Corp.	12,325	193,379

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Concentrix Corp.	3,470	$577,963
Conduent, Inc. (a)	85,290	440,096
Consensus Cloud Solutions, Inc. (a)	11,123	668,826
CSG Systems International, Inc.	9,742	619,299
Digi International, Inc. (a)	31,415	676,051
Diodes, Inc. (a)	8,204	713,666
DXC Technology Co. (a)	16,743	546,324
E2open Parent Holdings, Inc. (a)	33,835	298,086
Eastman Kodak Co. (a)	41,887	274,360
Ebix, Inc.	12,774	423,458
ePlus, Inc. (a)	8,388	470,231
ExlService Holdings, Inc. (a)	3,554	509,182
Fabrinet (a)	7,881	828,530
First Solar, Inc. (a)	3,908	327,256
Grid Dynamics Holdings, Inc. (a)	24,227	341,116
Harmonic, Inc. (a)	35,619	330,901
Ichor Holdings Ltd. (a)	5,625	200,363
Insight Enterprises, Inc. (a)	8,397	901,166
Jabil, Inc.	12,606	778,168
Kimball Electronics, Inc. (a)	39,963	798,860
Knowles Corp. (a)	42,932	924,326
Kulicke & Soffa Industries, Inc.	13,401	750,724
Lumentum Holdings, Inc. (a)	3,410	332,816
Marathon Digital Holdings, Inc. (a)(b)	11,697	326,931
MaxLinear, Inc. (a)	9,208	537,287
Meta Materials, Inc. (a)(b)	53,902	90,016
Methode Electronics, Inc.	18,563	802,850
MicroStrategy, Inc. (a)(b)	385	187,233
Mimecast Ltd. (a)	10,242	814,854
NCR Corp. (a)	16,381	658,352
NeoPhotonics Corp. (a)	14,240	216,590
NETGEAR, Inc. (a)	29,199	720,631
NetScout Systems, Inc. (a)	31,000	994,480
Onto Innovation, Inc. (a)	7,664	665,925
PDF Solutions, Inc. (a)	10,787	300,634
Perficient, Inc. (a)	6,896	759,181
Photronics, Inc. (a)	48,312	819,855
Rambus, Inc. (a)	34,619	1,104,000
Ribbon Communications, Inc. (a)	103,085	318,533
Riot Blockchain, Inc. (a)(b)	6,908	146,242
Rogers Corp. (a)	1,292	351,036
Sanmina Corp. (a)	21,520	869,838
ScanSource, Inc. (a)	21,367	743,358
SiTime Corp. (a)	2,724	675,062
SMART Global Holdings, Inc. (a)	20,140	520,216
Sprout Social, Inc., Class A (a)	2,705	216,725
Super Micro Computer, Inc. (a)	16,332	621,759
Synaptics, Inc. (a)	2,459	490,571
TD SYNNEX Corp.	7,064	729,076
Teradata Corp. (a)	7,579	373,569
The Hackett Group, Inc.	21,852	503,907
TTM Technologies, Inc. (a)	71,535	1,060,149
Ultra Clean Holdings, Inc. (a)	9,422	399,399
Veeco Instruments, Inc. (a)	9,218	250,638
Verint Systems, Inc. (a)	9,573	494,924
Viasat, Inc. (a)	6,294	307,147
Vishay Intertechnology, Inc.	40,835	800,366
Vishay Precision Group, Inc. (a)	12,681	407,694
Vonage Holdings Corp. (a)	15,777	320,115
Workiva, Inc. (a)	2,832	334,176
Xerox Holdings Corp.	35,508	716,196

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Xperi Holding Corp.	36,145	$626,031
		41,558,948
Materials (4.7%):
AdvanSix, Inc.	13,233	676,074
Alcoa Corp.	8,853	797,036
Alpha Metallurgical Resources, Inc. (a)	10,497	1,385,184
Clearwater Paper Corp. (a)	17,118	479,818
Cleveland-Cliffs, Inc. (a)	12,392	399,146
Commercial Metals Co.	22,926	954,180
Huntsman Corp.	9,556	358,446
Louisiana-Pacific Corp.	9,562	593,991
Mercer International, Inc.	61,355	855,902
Olin Corp.	10,630	555,736
Ranpak Holdings Corp. (a)	9,160	187,139
Reliance Steel & Aluminum Co.	6,547	1,200,393
Ryerson Holding Corp.	20,081	703,237
Schnitzer Steel Industries, Inc.	14,443	750,169
SunCoke Energy, Inc.	80,562	717,807
Trinseo PLC	6,042	289,533
Tronox Holdings PLC, Class A	21,726	429,958
United States Steel Corp.	20,219	763,065
Warrior Met Coal, Inc.	25,676	952,836
Westlake Corp.	3,061	377,727
		13,427,377
Real Estate (7.3%):
Brixmor Property Group, Inc.	12,938	333,930
Centerspace	4,706	461,753
City Office REIT, Inc.	44,518	786,188
CoreCivic, Inc. (a)	59,847	668,491
CubeSmart	20,723	1,078,218
EastGroup Properties, Inc.	5,438	1,105,437
eXp World Holdings, Inc. (b)	5,691	120,478
First Industrial Realty Trust, Inc.	9,765	604,551
Gladstone Land Corp.	18,085	658,656
Independence Realty Trust, Inc.	32,688	864,271
Innovative Industrial Properties, Inc.	1,197	245,864
Jones Lang LaSalle, Inc. (a)	2,968	710,717
Life Storage, Inc.	7,908	1,110,520
LXP Industrial Trust	80,522	1,264,195
Marcus & Millichap, Inc.	10,819	569,945
National Storage Affiliates Trust	16,920	1,061,899
NexPoint Residential Trust, Inc.	9,783	883,503
One Liberty Properties, Inc.	12,508	385,121
Plymouth Industrial REIT, Inc.	29,171	790,534
PotlatchDeltic Corp.	7,713	406,706
PS Business Parks, Inc.	6,374	1,071,342
RE/MAX Holdings, Inc.	21,005	582,469
Realogy Holdings Corp. (a)	25,567	400,891
Rexford Industrial Realty, Inc.	7,145	532,945
RPT Realty	19,946	274,656
SITE Centers Corp.	16,715	279,308
STAG Industrial, Inc.	28,784	1,190,218
Tanger Factory Outlet Centers, Inc. (b)	25,793	443,382
The GEO Group, Inc. (a)(b)	86,741	573,358
The RMR Group, Inc., Class A	10,639	330,873
UMH Properties, Inc.	41,140	1,011,633
Urstadt Biddle Properties, Inc., Class A	14,662	275,792
		21,077,844

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Utilities (1.5%):
Hawaiian Electric Industries, Inc.	16,613	$702,896
MDU Resources Group, Inc.	17,033	453,930
National Fuel Gas Co.	22,686	1,558,528
Otter Tail Corp. (c)	17,839	1,114,938
Southwest Gas Holdings, Inc.	7,170	561,339
		4,391,631
Total Common Stocks (Cost $256,989,576)		287,157,961

Rights (0.0%)(d)
Health Care (0.0%):(d)
Achillion Pharmaceuticals1/29/49 (a)(e)(f)	17,954	4,129
Zogenix, Inc.1/1/25 (a)(e)(f)	9,491	6,454
		10,583
Total Rights (Cost $–)		10,583

Collateral for Securities Loaned (2.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	118,902	118,902
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	3,335,200	3,335,200
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	59,338	59,338
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	473,144	473,144
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	2,127,348	2,127,348
Total Collateral for Securities Loaned (Cost $6,113,932)		6,113,932
Total Investments (Cost $263,103,508) — 101.8%		293,282,476
Liabilities in excess of other assets — (1.8)%		(5,076,386)
NET ASSETS - 100.00%		$288,206,090

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Amount represents less than 0.05% of net assets.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(g)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	8	6/20/22	$803,318	$826,560	$23,242

	Total unrealized appreciation				$23,242
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$23,242

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Australia (3.8%):
Consumer Discretionary (0.3%):
Crown Resorts Ltd. (a)	93,161	$892,678

Health Care (0.3%):
Sonic Healthcare Ltd.	42,292	1,126,813

Information Technology (0.4%):
Computershare Ltd.	65,783	1,220,170

Materials (1.3%):
BlueScope Steel Ltd.	129,168	2,023,388
South32 Ltd.	640,705	2,415,304
		4,438,692
Real Estate (1.2%):
Dexus	173,904	1,429,992
Goodman Group	64,955	1,116,525
Stockland	456,422	1,463,539
		4,010,056
Utilities (0.3%):
Origin Energy Ltd.	201,303	941,777
		12,630,186
Austria (1.3%):
Energy (0.4%):
OMV AG	24,673	1,191,154

Financials (0.4%):
Erste Group Bank AG	16,354	602,112
Raiffeisen Bank International AG	52,509	756,588
		1,358,700
Materials (0.2%):
voestalpine AG	24,452	735,116

Utilities (0.3%):
Verbund AG (b)	8,489	902,020
		4,186,990
Belgium (0.6%):
Financials (0.6%):
Sofina SA	5,727	2,104,072

Canada (11.7%):
Communication Services (0.6%):
Shaw Communications, Inc., Class B (c)	69,874	2,170,539

Consumer Discretionary (0.2%):
Magna International, Inc.	9,628	618,665

Consumer Staples (3.4%):
Empire Co. Ltd., Class A	38,807	1,377,609
George Weston Ltd.	31,552	3,888,900
Loblaw Cos. Ltd.	43,833	3,936,740
Metro, Inc.	36,361	2,094,822
		11,298,071
Energy (1.3%):
Cenovus Energy, Inc.	66,898	1,116,172
Imperial Oil Ltd.	35,342	1,711,854
Tourmaline Oil Corp.	36,421	1,679,556
		4,507,582
Financials (1.6%):
Bank of Montreal	21,829	2,570,965
Canadian Imperial Bank of Commerce	10,731	1,303,734
Fairfax Financial Holdings Ltd.	2,455	1,340,526
		5,215,225

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (0.9%):
TFI International, Inc.	7,584	$808,462
WSP Global, Inc.	17,265	2,293,292
		3,101,754
Information Technology (0.3%):
Lightspeed Commerce, Inc. (a)	12,967	395,846
Nuvei Corp. (a)(d)	8,064	606,874
		1,002,720
Materials (1.9%):
First Quantum Minerals Ltd.	17,086	592,036
Nutrien Ltd.	29,218	3,022,737
Teck Resources Ltd., Class B	41,681	1,684,526
West Fraser Timber Co. Ltd.	12,204	1,005,006
		6,304,305
Real Estate (0.9%):
FirstService Corp.	5,131	742,836
RioCan Real Estate Investment Trust	106,812	2,157,533
		2,900,369
Utilities (0.6%):
AltaGas Ltd.	84,413	1,892,289
		39,011,519
Denmark (1.7%):
Consumer Discretionary (0.1%):
Pandora A/S	4,440	430,096

Financials (0.3%):
Danske Bank A/S	52,922	891,354

Health Care (0.8%):
Novo Nordisk A/S, Class B	23,767	2,662,405

Industrials (0.5%):
AP Moller - Maersk A/S, Class B	563	1,715,439
		5,699,294
Finland (0.8%):
Information Technology (0.4%):
Nokia Oyj (a)	260,739	1,446,342

Utilities (0.4%):
Fortum Oyj	73,571	1,353,118
		2,799,460
France (11.1%):
Communication Services (2.1%):
Bollore SE	378,215	2,000,572
Orange SA	99,564	1,185,782
Publicis Groupe SA	22,814	1,402,712
Vivendi SE	193,993	2,555,607
		7,144,673
Consumer Discretionary (2.4%):
Cie Generale des Etablissements Michelin SCA	13,801	1,887,971
EssilorLuxottica SA	5,135	950,143
Hermes International	1,655	2,378,201
LVMH Moet Hennessy Louis Vuitton SE	2,878	2,079,502
Renault SA (a)	29,905	794,408
		8,090,225
Consumer Staples (0.8%):
Carrefour SA	126,320	2,761,089

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Financials (1.9%):
AXA SA (b)	31,077	$918,555
BNP Paribas SA	21,405	1,236,772
CNP Assurances	45,324	1,099,363
Credit Agricole SA	101,501	1,229,405
Eurazeo SE	10,416	885,422
Societe Generale SA	36,250	986,554
		6,356,071
Health Care (0.7%):
Ipsen SA	7,003	882,816
Sanofi	13,036	1,341,805
		2,224,621
Industrials (1.2%):
Bouygues SA	50,833	1,788,962
Cie de Saint-Gobain	23,022	1,390,142
Eiffage SA	8,170	847,580
		4,026,684
Information Technology (0.5%):
Capgemini SE	7,918	1,784,008

Materials (0.3%):
Arkema SA	7,196	870,716

Utilities (1.2%):
Electricite de France SA (b)	130,509	1,239,223
Engie SA	62,111	824,728
Veolia Environnement SA	57,071	1,847,207
		3,911,158
		37,169,245
Germany (6.7%):
Consumer Discretionary (1.6%):
Bayerische Motoren Werke AG	17,628	1,541,636
Mercedes-Benz Group AG	15,350	1,089,817
Porsche Automobil Holding SE, Preference Shares	15,513	1,517,193
Volkswagen AG, Preference Shares	7,316	1,277,996
		5,426,642
Financials (0.7%):
Commerzbank AG (a)	137,534	1,060,014
Deutsche Bank AG, Registered Shares (a)	97,290	1,245,948
		2,305,962
Health Care (1.9%):
Bayer AG, Registered Shares	32,010	2,211,737
Fresenius SE & Co. KGaA	43,494	1,613,676
Merck KGaA	10,957	2,314,507
		6,139,920
Industrials (1.1%):
Brenntag SE	11,762	959,795
Daimler Truck Holding AG (a)	28,380	796,684
Deutsche Post AG, Registered Shares	38,284	1,855,076
		3,611,555
Materials (0.6%):
Covestro AG (d)	14,713	750,416
HeidelbergCement AG	21,973	1,262,990
		2,013,406
Utilities (0.8%):
E.ON SE	96,499	1,131,885
Uniper SE	60,612	1,578,086
		2,709,971
		22,207,456

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Hong Kong (4.1%):
Consumer Staples (0.5%):
WH Group Ltd. (d)	2,523,264	$1,594,882

Industrials (1.8%):
CK Hutchison Holdings Ltd.	346,344	2,545,151
Jardine Matheson Holdings Ltd.	37,500	2,062,500
SITC International Holdings Co. Ltd.	176,199	624,349
Xinyi Glass Holdings Ltd.	362,784	880,161
		6,112,161
Real Estate (1.4%):
CK Asset Holdings Ltd.	377,623	2,589,365
Hongkong Land Holdings Ltd.	407,700	1,997,730
		4,587,095
Utilities (0.4%):
CK Infrastructure Holdings Ltd.	209,982	1,406,333
		13,700,471
Israel (5.2%):
Financials (3.0%):
Bank Hapoalim BM	259,527	2,582,055
Bank Leumi Le-Israel BM	260,789	2,822,609
Israel Discount Bank Ltd., Class A	338,987	2,120,229
Mizrahi Tefahot Bank Ltd.	65,339	2,563,398
		10,088,291
Health Care (0.5%):
Inmode Ltd. (a)(c)	6,562	242,204
Teva Pharmaceutical Industries Ltd., ADR (a)	140,044	1,315,013
		1,557,217
Industrials (0.5%):
Elbit Systems Ltd.	7,689	1,686,580

Materials (0.6%):
ICL Group Ltd.	178,639	2,140,029

Real Estate (0.6%):
Azrieli Group Ltd.	22,936	2,025,340
		17,497,457
Italy (1.2%):
Communication Services (0.4%):
Telecom Italia SpA	3,665,566	1,360,170

Energy (0.3%):
Eni SpA	61,201	905,254

Financials (0.5%):
Intesa Sanpaolo SpA	328,472	761,462
UniCredit SpA	95,132	1,043,132
		1,804,594
		4,070,018
Japan (24.6%):
Communication Services (1.1%):
Dentsu Group, Inc.	10,000	413,594
KDDI Corp.	40,600	1,339,675
Nippon Telegraph & Telephone Corp.	52,000	1,518,764
SoftBank Group Corp.	6,200	283,961
		3,555,994

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (3.4%):
Aisin Corp.	18,400	$635,946
Bridgestone Corp.	26,600	1,042,742
Denso Corp.	10,700	692,910
Honda Motor Co. Ltd.	30,700	881,985
Iida Group Holdings Co. Ltd.	42,700	744,062
Isuzu Motors Ltd.	47,600	622,771
Mazda Motor Corp.	78,500	587,901
Nissan Motor Co. Ltd. (a)	138,200	623,736
Open House Group Co. Ltd.	5,100	227,741
Panasonic Corp.	38,900	380,908
Sekisui House Ltd.	55,800	1,090,025
Subaru Corp.	42,500	682,101
Sumitomo Electric Industries Ltd.	65,200	785,355
Toyota Industries Corp.	11,100	774,599
Toyota Motor Corp.	61,100	1,118,803
Yamaha Motor Co. Ltd.	27,800	631,240
		11,522,825
Consumer Staples (1.9%):
Ajinomoto Co., Inc.	39,100	1,119,444
Asahi Group Holdings Ltd.	24,300	893,119
Japan Tobacco, Inc.	77,600	1,334,624
Lawson, Inc.	11,800	454,501
Seven & i Holdings Co. Ltd.	26,400	1,264,372
Suntory Beverage & Food Ltd.	30,200	1,159,481
		6,225,541
Energy (0.9%):
ENEOS Holdings, Inc.	255,200	962,979
Idemitsu Kosan Co. Ltd.	40,044	1,113,479
Inpex Corp.	80,600	956,243
		3,032,701
Financials (3.4%):
Concordia Financial Group Ltd.	209,100	789,024
Daiwa Securities Group, Inc. (b)	86,900	495,948
Japan Post Bank Co. Ltd. (b)	62,200	504,775
Japan Post Holdings Co. Ltd.	137,900	1,020,716
Japan Post Insurance Co. Ltd.	24,800	436,439
Mitsubishi HC Capital, Inc.	90,800	426,414
Mitsubishi UFJ Financial Group, Inc.	171,700	1,075,539
Mizuho Financial Group, Inc.	85,100	1,098,675
ORIX Corp.	40,000	806,591
Resona Holdings, Inc.	229,400	990,554
Sumitomo Mitsui Financial Group, Inc.	30,000	965,685
Sumitomo Mitsui Trust Holdings, Inc.	29,900	985,622
The Chiba Bank Ltd.	138,800	829,083
The Shizuoka Bank Ltd.	136,500	970,542
		11,395,607
Health Care (0.8%):
Medipal Holdings Corp.	64,000	1,062,492
Shionogi & Co. Ltd.	15,600	967,811
Sumitomo Dainippon Pharma Co. Ltd.	58,300	580,238
		2,610,541
Industrials (5.5%):
AGC, Inc.	18,200	735,497
Benefit One, Inc.	7,000	149,372
Dai Nippon Printing Co. Ltd.	36,500	865,475
Fuji Electric Co. Ltd.	14,400	730,826
Hitachi Ltd.	14,700	746,657
ITOCHU Corp.	40,000	1,365,685
Kajima Corp.	77,300	949,572
Kurita Water Industries Ltd.	8,100	303,312
Marubeni Corp.	92,900	1,091,455
Mitsubishi Corp.	37,800	1,432,896
Mitsubishi Heavy Industries Ltd.	19,400	642,538
Mitsui & Co. Ltd.	44,500	1,220,152
Mitsui Osk Lines Ltd.	10,500	295,860
NGK Insulators Ltd.	49,800	719,254
NIPPON EXPRESS HOLDINGS, Inc.	7,800	541,100
Nippon Yusen KK (b)	8,600	762,397
Obayashi Corp.	118,000	874,974
Shimizu Corp. (b)	149,600	905,920
Sumitomo Corp.	71,600	1,250,014
Taisei Corp.	31,500	917,425
TOPPAN, Inc.	48,400	863,723
Toshiba Corp.	8,900	340,968
Toyota Tsusho Corp.	16,000	667,024
		18,372,096

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (3.4%):
Brother Industries Ltd.	46,300	$853,331
Canon, Inc.	44,000	1,085,001
FUJIFILM Holdings Corp.	15,400	951,850
Fujitsu Ltd.	5,600	849,631
Hirose Electric Co. Ltd.	3,400	500,301
Ibiden Co. Ltd.	13,200	657,961
Kyocera Corp.	19,100	1,082,976
NEC Corp.	20,000	848,610
NTT Data Corp.	43,300	862,611
Renesas Electronics Corp. (a)	22,500	265,458
Ricoh Co. Ltd.	80,800	706,979
Rohm Co. Ltd.	8,200	647,893
Seiko Epson Corp.	45,500	690,138
SUMCO Corp. (c)	13,900	232,134
TDK Corp. (b)	9,700	356,433
Tokyo Electron Ltd.	1,400	729,557
		11,320,864
Materials (2.2%):
JFE Holdings, Inc. (b)	49,400	701,266
Mitsubishi Chemical Holdings Corp. (b)	138,800	934,406
Mitsubishi Gas Chemical Co., Inc.	47,100	807,539
Mitsui Chemicals, Inc.	31,400	799,390
Nippon Steel Corp.	42,500	760,185
Oji Holdings Corp.	166,500	832,672
Sumitomo Chemical Co. Ltd.	174,300	807,058
Sumitomo Metal Mining Co. Ltd.	17,300	878,434
Tosoh Corp.	59,500	889,252
		7,410,202
Real Estate (0.8%):
Daito Trust Construction Co. Ltd.	8,100	866,892
Daiwa House Industry Co. Ltd.	29,000	764,811
Hulic Co. Ltd.	108,300	982,396
		2,614,099
Utilities (1.2%):
Chubu Electric Power Co., Inc.	126,000	1,311,127
Osaka Gas Co. Ltd.	35,500	611,872
The Kansai Electric Power Co., Inc.	112,800	1,067,825
Tokyo Electric Power Co. Holdings, Inc. (a)	278,700	925,364
		3,916,188
		81,976,658
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA	37,531	1,223,528

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Netherlands (3.3%):
Consumer Staples (0.9%):
Koninklijke Ahold Delhaize NV	89,517	$2,899,870

Financials (1.4%):
ABN AMRO Bank NV (b)(d)	45,292	586,686
Aegon NV	248,878	1,329,734
ING Groep NV	92,357	977,355
NN Group NV	34,753	1,773,302
		4,667,077
Industrials (0.4%):
AerCap Holdings NV (a)	7,291	366,592
IMCD NV	4,941	853,498
		1,220,090
Information Technology (0.6%):
ASM International NV	3,619	1,337,253
ASML Holding NV	1,158	785,950
		2,123,203
		10,910,240
Norway (1.0%):
Energy (0.4%):
Equinor ASA	32,453	1,229,235

Materials (0.6%):
Norsk Hydro ASA	218,421	2,150,738
		3,379,973
Portugal (0.4%):
Consumer Staples (0.4%):
Jeronimo Martins SGPS SA	54,448	1,316,430

Singapore (1.5%):
Consumer Staples (0.7%):
Wilmar International Ltd.	722,000	2,512,743

Real Estate (0.8%):
CapitaLand Investment Ltd. (a)	871,700	2,569,980
		5,082,723
Spain (2.5%):
Communication Services (0.6%):
Telefonica SA	399,183	1,949,146

Energy (0.5%):
Repsol SA	119,320	1,583,039

Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	220,476	1,278,072
Banco Santander SA	372,608	1,285,198
CaixaBank SA (b)	280,175	959,209
		3,522,479
Utilities (0.4%):
Naturgy Energy Group SA (b)	44,958	1,358,604
		8,413,268
Sweden (2.7%):
Financials (1.0%):
EQT AB	18,575	741,653
Investor AB, Class A (b)	116,772	2,761,610
		3,503,263
Health Care (0.5%):
Getinge AB, Class B (b)	40,907	1,654,821

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
Alfa Laval AB	22,687	$791,905
Nibe Industrier AB, Class B (a)	66,360	748,022
		1,539,927
Information Technology (0.3%):
Telefonaktiebolaget LM Ericsson, Class B	96,172	890,577

Real Estate (0.4%):
Fastighets AB Balder, Class B (a)	12,126	808,539
Sagax AB, Class B	21,859	673,169
		1,481,708
		9,070,296
Switzerland (2.7%):
Consumer Discretionary (0.5%):
Cie Financiere Richemont SA, Registered Shares	12,445	1,595,773

Health Care (1.1%):
Alcon, Inc.	13,430	1,075,568
Bachem Holding AG, Registered Shares	1,222	678,557
Sonova Holding AG	2,666	1,122,892
Vifor Pharma AG (a)	4,551	814,754
		3,691,771
Industrials (0.5%):
Kuehne + Nagel International AG, Class R	4,202	1,201,354
VAT Group AG (d)	1,774	683,190
		1,884,544
Materials (0.6%):
Glencore PLC	286,402	1,885,464
		9,057,552
United Kingdom (11.2%):
Communication Services (1.5%):
BT Group PLC	680,267	1,631,924
Vodafone Group PLC	1,194,605	1,963,588
WPP PLC	109,574	1,447,040
		5,042,552
Consumer Discretionary (0.9%):
Barratt Developments PLC	73,518	505,672
Kingfisher PLC	402,818	1,354,572
Stellantis NV	77,260	1,272,251
		3,132,495
Consumer Staples (2.9%):
British American Tobacco PLC	55,031	2,314,635
Coca-Cola Europacific Partners PLC	16,602	807,023
Imperial Brands PLC	85,396	1,810,800
J Sainsbury PLC	572,715	1,905,531
Tesco PLC	747,858	2,717,694
		9,555,683
Energy (0.3%):
Shell PLC	36,068	1,001,308

Financials (2.3%):
3i Group PLC	54,063	988,367
Aviva PLC	146,043	869,335
Barclays PLC	544,412	1,063,019
HSBC Holdings PLC	147,953	1,023,496
Lloyds Banking Group PLC	1,062,536	658,297
NatWest Group PLC	462,218	1,313,928
Standard Chartered PLC	247,120	1,660,048
		7,576,490

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Health Care (0.4%):
GlaxoSmithKline PLC (c)	70,185	$1,522,169

Industrials (0.6%):
Ashtead Group PLC	9,441	600,768
CNH Industrial NV	89,322	1,430,627
		2,031,395
Materials (0.9%):
Anglo American PLC	33,166	1,734,719
Croda International PLC	11,677	1,211,518
		2,946,237
Real Estate (0.9%):
Segro PLC	170,326	3,017,428

Utilities (0.5%):
National Grid PLC	102,315	1,579,383
		37,405,140
United States (0.3%):
Health Care (0.3%):
Bausch Health Cos., Inc. (a)	50,327	1,150,746
Total Common Stocks (Cost $306,662,642)		330,062,722

Collateral for Securities Loaned (2.5%)^
United States (2.5%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (e)	160,765	160,765
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (e)	4,509,436	4,509,436
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (e)	80,230	80,230
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (e)	639,726	639,726
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (e)	2,876,331	2,876,331
Total Collateral for Securities Loaned (Cost $8,266,488)		8,266,488

Total Investments (Cost $314,929,130) — 101.3%		338,329,210
Liabilities in excess of other assets — (1.3)%		(4,361,620)
NET ASSETS - 100.00%		$333,967,590

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $4,222,048 and amounted to 1.3% of net assets.
(e)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	March 31, 2022
(Unaudited)

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	16	6/20/22	$1,653,730	$1,715,520	$61,790

	Total unrealized appreciation				$61,790
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$61,790

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Brazil (2.8%):
Communication Services (1.0%):
Telefonica Brasil SA	218,200	$2,465,337

Consumer Staples (0.5%):
JBS SA	154,552	1,210,865

Materials (1.0%):
Braskem SA, Preference Shares	33,000	307,642
Cia Siderurgica Nacional SA	108,900	596,527
Vale SA	78,191	1,573,051
		2,477,220
Utilities (0.3%):
Centrais Eletricas Brasileiras SA	70,748	565,454
		6,718,876
Chile (0.5%):
Consumer Staples (0.5%):
Cencosud SA	629,741	1,240,396

China (19.0%):
Communication Services (0.3%):
Hello Group, Inc., ADR	67,904	392,485
JOYY, Inc., ADR (a)	6,865	252,152
		644,637
Consumer Discretionary (1.1%):
Brilliance China Automotive Holdings Ltd. (b)(c)(d)	937,510	699,116
Dongfeng Motor Group Co. Ltd., Class H	1,042,541	784,096
Great Wall Motor Co. Ltd., Class H	86,085	138,063
Guangzhou Automobile Group Co. Ltd.	962,548	803,824
TAL Education Group, ADR (a)(b)	90,411	272,137
		2,697,236
Consumer Staples (0.3%):
Want Want China Holdings Ltd.	807,180	746,225

Energy (2.4%):
China Coal Energy Co. Ltd., Class H	1,905,872	1,433,408
China Shenhua Energy Co. Ltd., Class H	260,893	836,174
China Suntien Green Energy Corp. Ltd., Class H	1,310,176	741,129
PetroChina Co. Ltd., Class H	2,616,116	1,356,262
Yankuang Energy Group Co. Ltd., Class H	477,622	1,417,973
		5,784,946
Financials (7.6%):
360 DigiTech, Inc., ADR	25,833	397,570
Agricultural Bank of China Ltd., Class H (e)	5,287,136	2,032,112
Bank of China Ltd., Class H (a)(e)	6,099,157	2,453,245
Bank of Communications Co. Ltd., Class H	2,993,305	2,148,067
China Cinda Asset Management Co. Ltd., Class H	7,920,985	1,355,329
China CITIC Bank Corp. Ltd., Class H	4,071,158	2,063,807
China Construction Bank Corp., Class H (e)	2,706,136	2,035,286
China Everbright Bank Co. Ltd., Class H	4,047,343	1,534,925
China Galaxy Securities Co. Ltd., Class H	1,909,487	1,070,389
China Minsheng Banking Corp. Ltd., Class H	4,240,158	1,597,220
Industrial & Commercial Bank of China Ltd., Class H (a)	1,478,818	908,281
The People's Insurance Co. Group of China Ltd., Class H	2,362,052	775,145
		18,371,376
Health Care (2.4%):
3SBio, Inc. (b)(f)	999,292	816,644
Cansino Biologics, Inc., Class H (b)(f)	50,517	812,127
China Medical System Holdings Ltd.	488,342	769,485
Genscript Biotech Corp. (b)	160,000	512,807

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd.	850,602	$1,640,076
Sinopharm Group Co. Ltd., Class H	523,774	1,195,837
		5,746,976
Industrials (2.0%):
China Railway Group Ltd., Class H	2,668,635	1,495,940
China State Construction International Holdings Ltd.	868,648	1,162,427
COSCO SHIPPING Holdings Co. Ltd., Class H (b)	440,459	768,275
Fosun International Ltd.	1,226,361	1,335,759
		4,762,401
Information Technology (0.1%):
Daqo New Energy Corp., ADR (b)	6,519	269,365

Materials (1.6%):
Aluminum Corp. of China Ltd., Class H (b)	1,337,292	785,497
China Hongqiao Group Ltd. (a)	779,251	1,040,806
China National Building Material Co. Ltd., Class H	711,931	885,437
Dongyue Group Ltd.	161,436	222,218
Jiangxi Copper Co. Ltd., Class H	551,925	926,053
		3,860,011
Real Estate (0.2%):
Longfor Group Holdings Ltd. (f)	103,668	533,470

Utilities (1.0%):
China Longyuan Power Group Corp. Ltd., Class H	190,831	434,715
China Power International Development Ltd.	2,148,797	1,144,174
Huaneng Power International, Inc., Class H	2,200,767	941,411
		2,520,300
		45,936,943
Cyprus (0.0%):(g)
Financials (0.0%):
TCS Group Holding PLC, GDR (b)(c)(d)	15,868	26,751

Czech Republic (0.4%):
Utilities (0.4%):
CEZ A/S (e)	24,909	1,050,711

Greece (1.0%):
Communication Services (0.3%):
Hellenic Telecommunications Organization SA	41,363	754,765

Consumer Discretionary (0.3%):
FF Group (b)(c)(d)	14,913	3,982
OPAP SA	39,909	586,140
		590,122
Financials (0.4%):
Alpha Services and Holdings SA (b)	198,883	246,955
Eurobank Ergasias Services and Holdings SA (b)	623,218	736,759
		983,714
		2,328,601
Hong Kong (7.1%):
Health Care (0.5%):
China Traditional Chinese Medicine Holdings Co. Ltd.	2,089,713	1,094,034

Industrials (2.1%):
China Everbright Environment Group Ltd.	1,756,580	1,063,180
China Merchants Port Holdings Co. Ltd.	765,006	1,387,119
CITIC Ltd.	1,470,206	1,635,148
Sinotruk Hong Kong Ltd.	648,107	993,090
		5,078,537
Information Technology (0.9%):
Kingboard Holdings Ltd.	238,846	1,161,993

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Kingboard Laminates Holdings Ltd.	264,645	$435,927
Lenovo Group Ltd.	520,248	565,993
		2,163,913
Materials (0.3%):
Nine Dragons Paper Holdings Ltd.	908,124	793,162

Real Estate (2.1%):
China Jinmao Holdings Group Ltd.	1,431,032	425,761
China Overseas Land & Investment Ltd., Class H	197,896	592,571
China Overseas Property Holdings Ltd.	885,080	1,053,317
China Resources Land Ltd.	114,664	534,417
The Wharf Holdings Ltd.	282,027	860,695
Yuexiu Property Co. Ltd.	1,644,558	1,635,864
		5,102,625
Utilities (1.2%):
Beijing Enterprises Holdings Ltd.	471,647	1,496,594
China Resources Power Holdings Co. Ltd.	495,965	933,489
Kunlun Energy Co. Ltd.	516,556	450,504
		2,880,587
		17,112,858
Hungary (1.3%):
Energy (0.7%):
MOL Hungarian Oil & Gas PLC	191,942	1,703,908

Health Care (0.6%):
Richter Gedeon Nyrt	68,523	1,457,411
		3,161,319
India (11.6%):
Consumer Discretionary (1.0%):
Page Industries Ltd.	1,105	629,815
Tata Motors Ltd. (b)	102,257	585,338
Titan Co. Ltd.	37,882	1,267,891
		2,483,044
Consumer Staples (1.1%):
Avenue Supermarts Ltd. (b)(f)	8,592	453,933
Marico Ltd.	124,540	827,856
United Spirits Ltd. (b)	114,096	1,337,607
		2,619,396
Energy (1.0%):
Indian Oil Corp. Ltd.	832,338	1,306,587
Oil & Natural Gas Corp. Ltd.	510,837	1,104,931
		2,411,518
Financials (0.6%):
Bajaj Finserv Ltd.	2,213	498,248
State Bank of India	146,117	951,713
		1,449,961
Health Care (1.0%):
Apollo Hospitals Enterprise Ltd.	18,015	1,073,672
Sun Pharmaceutical Industries Ltd.	121,849	1,470,952
		2,544,624
Industrials (1.0%):
Adani Enterprises Ltd.	34,291	911,749
Bharat Electronics Ltd.	181,867	505,940
Indian Railway Catering & Tourism Corp. Ltd.	96,138	982,885
		2,400,574
Information Technology (1.3%):
Larsen & Toubro Infotech Ltd. (f)	6,333	514,446
Mindtree Ltd.	20,326	1,154,217
Mphasis Ltd.	14,972	667,215

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Tech Mahindra Ltd.	35,563	$703,727
		3,039,605
Materials (2.6%):
Grasim Industries Ltd.	25,995	570,844
Hindalco Industries Ltd.	142,045	1,067,564
JSW Steel Ltd.	119,554	1,155,938
SRF Ltd.	41,588	1,470,522
Tata Steel Ltd. (h)	65,228	1,125,253
Vedanta Ltd.	183,344	975,939
		6,366,060
Real Estate (0.5%):
DLF Ltd.	174,385	875,550
Godrej Properties Ltd. (b)	16,132	356,000
		1,231,550
Utilities (1.5%):
Adani Total Gas Ltd.	37,309	1,058,487
Adani Transmission Ltd. (b)	27,385	855,847
NTPC Ltd.	383,501	683,242
The Tata Power Co. Ltd.	304,623	959,397
		3,556,973
		28,103,305
Indonesia (1.5%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk	2,364,800	754,102

Consumer Staples (1.0%):
PT Gudang Garam Tbk	507,160	1,115,840
PT Indofood Sukses Makmur Tbk	3,080,773	1,276,282
		2,392,122
Energy (0.2%):
PT Adaro Energy Indonesia Tbk	2,628,808	492,358
		3,638,582
Korea, Republic Of (18.4%):
Communication Services (2.2%):
HYBE Co. Ltd. (b)	1,791	457,337
Kakao Games Corp. (b)	6,802	439,418
LG Uplus Corp.	131,912	1,523,673
NAVER Corp.	2,012	565,229
Pearl Abyss Corp. (b)	8,709	714,942
SK Telecom Co. Ltd.	33,753	1,584,543
		5,285,142
Consumer Discretionary (2.8%):
CJ ENM Co. Ltd.	4,003	433,971
F&F Co. Ltd.	1,092	671,210
Hankook Tire & Technology Co. Ltd.	32,604	905,181
Hyundai Mobis Co. Ltd.	4,944	876,994
Hyundai Motor Co.	6,040	899,484
Kia Corp.	14,506	885,643
LG Electronics, Inc.	9,897	983,943
Lotte Shopping Co. Ltd.	14,414	1,139,277
		6,795,703
Consumer Staples (2.2%):
BGF Retail Co. Ltd.	4,679	673,640
CJ CheilJedang Corp.	4,022	1,226,128
E-MART, Inc.	10,323	1,200,894
KT&G Corp.	32,645	2,173,550
		5,274,212

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Energy (0.8%):
GS Holdings Corp.	51,277	$1,857,234

Financials (4.9%):
DB Insurance Co. Ltd.	24,482	1,411,899
Hana Financial Group, Inc.	29,971	1,201,758
Industrial Bank of Korea	151,877	1,359,569
KB Financial Group, Inc.	25,898	1,309,804
Meritz Financial Group, Inc.	13,828	463,766
Meritz Fire & Marine Insurance Co. Ltd.	14,251	557,906
Meritz Securities Co. Ltd.	260,347	1,404,785
NH Investment & Securities Co. Ltd.	67,262	632,636
Samsung Securities Co. Ltd.	16,100	556,569
Shinhan Financial Group Co. Ltd.	42,629	1,459,596
Woori Financial Group, Inc.	120,644	1,527,895
		11,886,183
Health Care (0.1%):
Seegene, Inc.	6,343	267,421

Industrials (1.7%):
Ecopro BM Co. Ltd.	1,064	349,122
GS Engineering & Construction Corp.	32,495	1,243,982
HMM Co. Ltd.	32,419	779,682
Hyundai Engineering & Construction Co. Ltd.	29,010	1,146,470
LG Corp.	8,291	522,612
		4,041,868
Information Technology (1.8%):
L&F Co. Ltd.	1,636	304,780
LG Display Co. Ltd.	58,885	1,003,239
LG Innotek Co. Ltd.	4,170	1,331,455
SK Hynix, Inc.	11,791	1,147,921
SK Square Co. Ltd. (b)	11,991	561,931
		4,349,326
Materials (1.6%):
Hyundai Steel Co.	26,179	897,436
Kumho Petrochemical Co. Ltd.	6,255	799,905
Lotte Chemical Corp.	6,135	1,060,421
POSCO Holdings, Inc.	5,134	1,241,089
		3,998,851
Utilities (0.3%):
Korea Electric Power Corp.	36,549	683,004
		44,438,944
Malaysia (1.7%):
Consumer Discretionary (0.5%):
Genting Bhd	1,102,700	1,227,335

Financials (0.4%):
CIMB Group Holdings Bhd	744,200	943,358

Health Care (0.8%):
IHH Healthcare Bhd	1,364,000	2,011,249
		4,181,942
Mexico (3.3%):
Communication Services (0.5%):
America Movil SAB de CV, Class L	1,012,735	1,072,559

Consumer Staples (2.8%):
Arca Continental SAB de CV	358,582	2,431,964
Coca-Cola Femsa SAB de CV	168,510	925,529
Fomento Economico Mexicano Sab de CV	119,464	990,601
Gruma SAB de CV, Class B	63,811	800,437

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Grupo Bimbo SAB de CV, Class A	573,069	$1,725,931
		6,874,462
		7,947,021
Philippines (0.3%):
Communication Services (0.3%):
PLDT, Inc.	17,205	615,117

Poland (2.8%):
Communication Services (0.9%):
Cyfrowy Polsat SA	181,631	1,209,929
Orange Polska SA (b)	545,464	1,032,746
		2,242,675
Consumer Discretionary (0.3%):
LPP SA	273	751,409

Energy (0.5%):
Polski Koncern Naftowy ORLEN SA	29,179	532,291
Polskie Gornictwo Naftowe i Gazownictwo SA	397,605	592,126
		1,124,417
Financials (0.8%):
Bank Polska Kasa Opieki SA	37,402	1,013,303
Powszechna Kasa Oszczednosci Bank Polski SA (b)	60,019	573,797
Santander Bank Polska SA	6,250	457,436
		2,044,536
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (b)	327,355	716,414
		6,879,451
Romania (0.2%):
Real Estate (0.2%):
NEPI Rockcastle PLC	86,805	576,641

Russian Federation (0.0%):(g)
Consumer Staples (0.0%):(g)
Magnit PJSC, GDR (c)(d)	32,414	243

Energy (0.0%):(g)
Gazprom PJSC (c)(d)	324,752	38,324

Financials (0.0%):(g)
Sberbank of Russia PJSC (c)(d)	177,888	1,510

Materials (0.0%):(g)
PhosAgro PJSC, GDR (c)(d)(e)	35,429	899
Severstal PAO (c)(d)	37,552	26,254
United Co. RUSAL International PJSC (b)(c)(d)	555,630	17,164
		44,317
Utilities (0.0%):(g)
Inter RAO UES PJSC (c)(d)	23,475,472	33,176
		117,570
South Africa (3.2%):
Communication Services (0.4%):
MTN Group Ltd.	78,516	1,020,910

Consumer Discretionary (0.4%):
Pepkor Holdings Ltd. (f)	639,786	1,015,777

Consumer Staples (0.3%):
Shoprite Holdings Ltd.	38,500	623,535

Energy (0.4%):
Exxaro Resources Ltd.	54,706	829,360

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd.	72,934	$991,403

Materials (1.3%):
African Rainbow Minerals Ltd.	70,381	1,378,239
Impala Platinum Holdings Ltd.	47,452	730,753
Sasol Ltd. (b)	28,560	693,844
Sibanye Stillwater Ltd.	86,074	352,248
		3,155,084
		7,636,069
Taiwan (16.4%):
Consumer Discretionary (0.7%):
momo.com, Inc.	8,000	262,744
Pou Chen Corp.	1,222,000	1,345,622
		1,608,366
Financials (4.6%):
Cathay Financial Holding Co. Ltd.	423,000	952,254
China Development Financial Holding Corp.	2,900,000	1,943,354
Fubon Financial Holding Co. Ltd.	666,100	1,778,498
Shin Kong Financial Holding Co. Ltd.	4,296,000	1,619,350
SinoPac Financial Holdings Co. Ltd.	1,861,000	1,195,135
Taishin Financial Holding Co. Ltd.	2,952,768	2,112,690
Taiwan Cooperative Financial Holding Co. Ltd.	1,382,000	1,425,339
		11,026,620
Industrials (0.9%):
Evergreen Marine Corp. Ltd.	165,000	777,446
Wan Hai Lines Ltd.	111,900	619,031
Yang Ming Marine Transport Corp. (b)	149,000	647,453
		2,043,930
Information Technology (9.3%):
Acer, Inc.	1,489,000	1,556,482
ASE Technology Holding Co. Ltd.	315,000	1,137,898
Asustek Computer, Inc.	132,000	1,720,748
AU Optronics Corp.	1,218,000	843,841
Catcher Technology Co. Ltd.	110,000	554,770
Compal Electronics, Inc. (e)	2,509,000	2,346,865
E Ink Holdings, Inc.	102,000	658,604
eMemory Technology, Inc.	4,000	258,276
Foxconn Technology Co. Ltd.	608,000	1,332,649
Hon Hai Precision Industry Co. Ltd.	402,000	1,487,252
Innolux Corp.	1,392,000	816,209
Lite-On Technology Corp.	822,000	1,953,761
Nan Ya Printed Circuit Board Corp.	40,000	731,550
Quanta Computer, Inc. (e)	271,000	835,185
Synnex Technology International Corp.	927,000	2,436,281
Unimicron Technology Corp.	47,000	408,460
United Microelectronics Corp.	479,142	903,048
Winbond Electronics Corp.	374,000	407,267
WPG Holdings Ltd. (e)	1,137,000	2,222,292
		22,611,438
Materials (0.3%):
China Steel Corp.	596,000	810,226

Real Estate (0.6%):
Ruentex Development Co. Ltd.	539,000	1,491,814
		39,592,394
Thailand (2.5%):
Communication Services (0.2%):
True Corp. PCL	3,751,700	581,090

Consumer Staples (1.1%):
Charoen Pokphand Foods PCL	1,926,500	1,396,351

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Thai Union Group PCL	2,184,900	$1,241,943
		2,638,294

Financials (0.3%):
Krung Thai Bank PCL	1,655,100	686,929

Health Care (0.6%):
Bumrungrad Hospital PCL	156,500	736,609
Sri Trang Gloves Thailand PCL	893,600	678,598
		1,415,207
Real Estate (0.3%):
Land & Houses PCL	2,606,040	744,583
		6,066,103
Turkey (3.5%):
Communication Services (0.6%):
Turkcell Iletisim Hizmetleri A/S	1,006,871	1,547,263

Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi A/S	24,460	498,113

Energy (0.2%):
Tupras Turkiye Petrol Rafinerileri AS (b)	37,476	547,791

Financials (1.2%):
Akbank TAS	1,751,582	866,969
Turkiye Garanti Bankasi A/S	1,063,008	884,164
Turkiye Is Bankasi A/S	1,767,621	1,064,110
		2,815,243
Industrials (0.8%):
KOC Holding AS	467,392	1,263,777
Turkiye Sise ve Cam Fabrikalari A/S	592,608	614,516
		1,878,293
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS	568,587	1,257,518
		8,544,221
United Arab Emirates (1.6%):
Communication Services (1.0%):
Emirates Telecommunications Group Co. PJSC	244,612	2,461,404

Real Estate (0.6%):
Aldar Properties PJSC	1,082,640	1,453,129
		3,914,533
United States (0.1%):
Health Care (0.1%):
Legend Biotech Corp., ADR (b)	8,422	306,056
Total Common Stocks (Cost $224,776,967)		240,134,404

Collateral for Securities Loaned (0.5%)^
United States (0.5%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (i)	22,770	22,770
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (i)	638,688	638,688
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (i)	11,363	11,363
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (i)	90,607	90,607
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (i)	407,385	407,385
Total Collateral for Securities Loaned (Cost $1,170,813)		1,170,813

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Total Investments (Cost $225,947,780) — 99.7%		$241,305,217
Other assets in excess of liabilities — 0.3%		767,371
NET ASSETS - 100.00%		$242,072,588

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.4% of net assets.
(e)	All or a portion of this security has been segregated as collateral for derivative instruments.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $4,146,397 and amounted to 1.7% of net assets.
(g)	Amount represents less than 0.05% of net assets.
(h)	Issuer filed for bankruptcy.
(i)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	22	6/20/22	$1,193,226	$1,238,050	$44,824

	Total unrealized appreciation				$44,824
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$44,824